    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 17, 2000
                                                      REGISTRATION NOS.: 2-82510
                                                                        811-3692
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                        POST-EFFECTIVE AMENDMENT NO. 29                      /X/

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

                                AMENDMENT NO. 30                             /X/

                            ------------------------

             MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES

                        (A MASSACHUSETTS BUSINESS TRUST)

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:

                            STUART M. STRAUSS, ESQ.
                              MAYER, BROWN & PLATT
                                 1675 BROADWAY
                         NEW YORK, NEW YORK 10019-5820

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this
                                 Post-Effective
                          Amendment becomes effective

                            ------------------------

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

        ___ immediately upon filing pursuant to paragraph (b)

        ___ on (date) pursuant to paragraph (b)

        ___ 60 days after filing pursuant to paragraph (a)

        _X_ on November 3, 2000 pursuant to paragraph (a) of rule 485

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  PROSPECTUS -  NOVEMBER 3, 2000


Morgan Stanley Dean Witter
                                                      VARIABLE INVESTMENT SERIES
                                                                   CLASS X


Morgan Stanley Dean Witter Variable Investment Series is a mutual fund comprised of 17 separate Portfolios, each with its own distinctive investment objective(s) and policies. The Portfolios are:



The Money Market Portfolio                The European Growth Portfolio
The Short-Term Bond Portfolio             The Pacific Growth Portfolio
The Quality Income Plus Portfolio         The Equity Portfolio
The High Yield Portfolio                  The S&P 500 Index Portfolio
The Utilities Portfolio                   The Competitive Edge "Best Ideas"
                                           Portfolio
The Income Builder Portfolio              The Aggressive Equity Portfolio
The Dividend Growth Portfolio             The Information Portfolio
The Capital Growth Portfolio              The Strategist Portfolio
The Global Dividend Growth Portfolio

Shares of each Portfolio are sold exclusively to certain life insurance companies in connection with particular life insurance and/or annuity contracts they issue. The insurance companies invest in shares of the Portfolios in accordance with instructions received from owners of the applicable life insurance or annuity policy.


This PROSPECTUS must be accompanied by a current prospectus for the variable annuity contracts issued by Northbrook Life Insurance Company, Allstate Life Insurance Company of New York or Glenbrook Life and Annuity Company or a current prospectus for the variable life insurance contracts issued by Northbrook Life Insurance Company, Glenbrook Life and Annuity Company or Paragon Life Insurance Company.

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon
    the adequacy of this PROSPECTUS. Any representation to the contrary is a criminal offense.

CONTENTS


Eligible Investors        ............................................................                   1
The Portfolios            The Money Market Portfolio..................................                   2
                          The Short-Term Bond Portfolio...............................                   5
                          The Quality Income Plus Portfolio...........................                   7
                          The High Yield Portfolio....................................                  10
                          The Utilities Portfolio.....................................                  12
                          The Income Builder Portfolio................................                  15
                          The Dividend Growth Portfolio...............................                  18
                          The Capital Growth Portfolio................................                  20
                          The Global Dividend Growth Portfolio........................                  22
                          The European Growth Portfolio...............................                  24
                          The Pacific Growth Portfolio................................                  27
                          The Equity Portfolio........................................                  30
                          The S&P 500 Index Portfolio.................................                  32
                          The Competitive Edge "Best Ideas" Portfolio.................                  35
                          The Aggressive Equity Portfolio.............................                  39
                          The Information Portfolio...................................                  41
                          The Strategist Portfolio....................................                  43
Additional Investment
Strategy Information      ............................................................                  46
Additional Risk
Information               ............................................................                  47
Portfolio Management      ............................................................                  51
Shareholder Information   Pricing Fund Shares.........................................                  54
                          Distributions...............................................                  55
                          Tax Consequences............................................                  55
Financial Highlights      ............................................................                  56

ELIGIBLE INVESTORS


                    Morgan Stanley Dean Witter Variable Investment Series (the "Fund") is comprised of 17 separate Portfolios (each a "Portfolio"), each with its own distinct investment objective(s) and policies. The Fund is offered exclusively to the following life insurance companies in connection with particular life insurance and/or annuity contracts they offer (the Contracts):


                               INSURANCE COMPANY               TYPE OF POLICY
                               -----------------------------------------------------------------------------
                                  Northbrook Life Insurance    Certain Flexible Premium Variable Annuity and
                                                    Company    Variable Life Insurance Contracts
                               -----------------------------------------------------------------------------
                                    Allstate Life Insurance    Certain Flexible Premium Deferred Variable
                                                    Company    Annuity Contracts
                               -----------------------------------------------------------------------------
                                 Glenbrook Life and Annuity    Certain Flexible Premium Deferred Variable
                                                    Company    Annuity Contracts and Certain Flexible
                                                               Premium Variable Life Insurance Contracts
                               -----------------------------------------------------------------------------
                                     Paragon Life Insurance    Certain Flexible Premium Variable Life
                                                    Company    Insurance Contracts (issued in connection
                                                               with an employer-sponsored insurance program
                                                               offered only to certain employees of Morgan
                                                               Stanley Dean Witter & Co., the parent of the
                                                               Fund's Investment Manager)
                               -----------------------------------------------------------------------------

                    Shares of each Portfolio are purchased by the life insurance companies at net asset value per share without a sales charge in accordance with instructions received from the owners of the applicable Contract.

                    Class X shares of each Portfolio are generally available to holders of (i) Contracts offered by Paragon Life Insurance Company, and (ii) other Contracts offered before May 1, 2000. For more information on eligibility to invest in Class X shares, contact the insurance company offering the accompanying prospectus. All Portfolio shares issued prior to May 1, 2000 have been designated Class X shares.

                    The Fund also offers Class Y shares of each Portfolio through a separate prospectus. Class Y shares are subject to different expenses.

[Sidebar]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
YIELD
The Portfolio's yield reflects the actual income the Portfolio pays to you expressed as a percentage of the Portfolio share price. Because the Portfolio's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Portfolio's yield will vary.
[End Sidebar]

THE PORTFOLIOS

THE MONEY MARKET PORTFOLIO

[ICON]              INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
                    The Money Market Portfolio seeks high current income, preservation of capital and liquidity.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio invests in high quality, short-term debt obligations. In selecting investments, the "Investment
                    Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Portfolio's share price at $1.00. A mutual fund's share price remaining stable at $1.00 means that the fund would preserve the principal value of the shareholders' investments.

                    The Portfolio's investments are limited, as a matter of fundamental investment policy, which may not be changed without shareholder approval, to the following types of money market instruments:

 -   commercial paper --                           rated by Standard & Poor's Corporation ("S&P") in one of the two highest rating categories or the highest grade by
                                                   Moody's Investors Services Inc. ("Moody's") or, if not
                                                   rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's;
 -   corporate obligations --                      rated at least A by S&P or Moody's;
 -   bank obligations --                           including certificates of deposit, of U.S.-regulated banks having total assets of $1 billion or more, and investments secured by these obligations;
 -   Eurodollar certificates of deposit --         issued by foreign branches of domestic banks having assets of $1 billion or more;
 -   savings institution obligations --            including certificates of deposit of savings banks and
                                                   savings and loan institutions having assets of $1 billion or more;
 -   U.S. government securities --                 issued or guaranteed as to principal by the U.S. government, its agencies or its instrumentalities;
 -   insured certificates of deposit --            of banks and saving institutions having assets of less than
                                                   $1 billion; and
 -   repurchase agreements --                      which may be viewed as a type of secured lending by the
                                                   Portfolio.

                    The Portfolio may purchase debt obligations that have fixed, variable or floating rates of interest. The interest rates payable on variable rate or floating rate obligations may fluctuate based upon changes in market rates.

                    The Portfolio attempts to balance its objectives of high income, capital preservation and liquidity by investing in securities of varying maturities and risks. The Portfolio does not, however, invest in securities that mature in more than one year from the date of purchase.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objectives.

                    Principal risks of investing in the Portfolio are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

                    The Investment Manager actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short maturities, and repurchase agreements with respect to such obligations.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy.

                    An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Portfolio.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 10 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table shows the average annual returns of the Portfolio's Class X shares over time.
[End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Money Market Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  7.93%

'91   5.70%

'92   3.43%

'93   2.75%

'94   3.81%

'95   5.66%

'96   5.11%

'97   5.23%

'98   5.18%

'99   4.80%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 1.94% (quarter ended
                    March 31, 1990) and the lowest return for a calendar quarter was 0.66% (quarter ended June 30, 1993).

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                               -----------------------------------------------------------------------------
                                                                    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
                               -----------------------------------------------------------------------------
                                Money Market Portfolio                 4.80%        5.20%          4.95%
                               -----------------------------------------------------------------------------

[Sidebar]
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in value.
[End Sidebar]

THE SHORT-TERM BOND PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Short-Term Bond Portfolio seeks to provide a high level of current income consistent with the preservation of capital.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in bonds issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities (including zero coupon securities), and investment grade corporate and other types of bonds. In selecting portfolio investments, the "Investment Manager,"
                    Morgan Stanley Dean Witter Advisors Inc., considers both domestic and international economic developments, interest rate trends and other factors and seeks to maintain an overall weighted average maturity for the Portfolio of less than three years.

                    MORTGAGE-BACKED SECURITIES. Certain of the U.S. Government securities in which the Portfolio may invest are mortgage-backed securities. One type of mortgage-backed security, in which the Portfolio may invest, is a mortgage pass-through security. These securities represent a participation interest in a pool of residential mortgage loans originated by U.S. Governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates.

                    In addition, the Portfolio may invest up to 25% of its assets in investment grade fixed-income securities issued by foreign governments or corporations. The
                    Portfolio's investments also may include "Rule 144A" fixed-income securities, which are subject to resale restrictions. Up to 5% of the Portfolio's assets may be invested in fixed-income securities rated lower than investment grade, or if unrated of comparable quality as determined by the Investment Manager (commonly known as "junk bonds").

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price and yield will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.


                    Principal risks of investing in the Portfolio are associated with the Portfolio's investments in fixed-income securities. These risks are credit risk and interest rate risk. Credit risk is the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

                    There are also particular risks associated with the Portfolio's investments in mortgage-backed securities. For example mortgage-backed securities are subject to prepayment risk and in some cases may be more volatile and less liquid than other traditional types of debt securities.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.


                    The Portfolio commenced operations on May 3, 1999 and prior to the date of this PROSPECTUS did not have a full calendar year of performance to report.

[Sidebar]
INCOME
An investment objective having the goal of selecting securities to pay out income.
[End Sidebar]

THE QUALITY INCOME PLUS PORTFOLIO

[ICON]              INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
                    The Quality Income Plus Portfolio seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective the Portfolio seeks capital appreciation but only when consistent with its primary objective.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in (i) U.S. Government securities issued or guaranteed as to principal and interest by the U.S.
                    Government, its agencies or instrumentalities, (ii) debt securities (including zero coupon securities), rated at the time of purchase within the three highest bond rating categories by Moody's or S&P or if not rated determined to be of comparable quality by the "Investment Manager," Morgan
                    Stanley Dean Witter Advisors Inc., and (iii) Yankee government bonds rated at the time of purchase within the three highest rating categories of Moody's or S&P or if not rated determined to be of comparable quality by the Investment Manager. Yankee government bonds are U.S. dollar denominated bonds issued by foreign government agencies or instrumentalities (no more than 20% of the Portfolio's assets may be invested in Yankee government bonds). The
                    Portfolio is not limited as to the maturities of the U.S.
                    Government and other debt securities in which it may invest.

                    In making investment decisions for the Portfolio, the Investment Manager considers both domestic and international economic developments, interest rate trends and other factors. The Investment Manager evaluates technical considerations such as the relative supply of and demand for corporate notes and U.S. Treasury and agencies issues before it decides upon an asset allocation. Similarly, the assessment of the strength of individual companies that issue corporate debt and the overall country risk of sovereign debt obligations contribute to the decision-making process.

                    MORTGAGE-BACKED SECURITIES. Certain of the U.S. Government securities in which the Portfolio may invest are mortgage-backed securities. One type of mortgage-backed security, in which the Portfolio may invest, is a mortgage pass-through security. These securities represent a participation interest in a pool of residential mortgage loans originated by U.S. Governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates.

                    BORROWING. In seeking to increase income, the Portfolio may borrow to purchase securities. Such borrowing may not exceed 25% of the Portfolio's total assets.

                    OTHER INVESTMENTS. The Portfolio may invest up to 15% of its assets in Yankee corporate bonds which are rated at the time of purchase within the three highest grades as determined by Moody's or S&P or which, if not rated, are of comparable quality as determined by the Investment Manager. Yankee corporate bonds are U.S. dollar denominated debt securities issued by foreign companies.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

                    There is no assurance that the Portfolio will achieve its investment objectives. The Portfolio's share price and yield will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.


                    A principal risk of investing in the Portfolio is associated with the Portfolio's investments in fixed-income securities. These risks are credit risk and interest rate risk. Credit risk is the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

                    There are also particular risks associated with the Portfolio's investments in mortgage-backed securities. For example mortgage-backed securities are subject to prepayment risk and in some cases may be more volatile and less liquid than other traditional types of debt securities.

                    The Portfolio may borrow money to purchase securities. To the extent that the Portfolio engages in such practice it may be leveraged. Leveraging generally exaggerates the effect on net asset value of any increase or decrease in the market value of the Portfolio's investments.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 10 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Quality Income Plus Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990   6.84%
'91   18.75%
'92    8.26%
'93   12.99%
'94   -6.63%
'95   24.30%
'96    1.56%
'97   11.09%
'98    8.67%
'99   -4.32%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 8.07% (quarter ended
                    June 30, 1995) and the lowest return for a calendar quarter was -4.83% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                      PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------
 Quality Income Plus Portfolio           -4.32%         7.84%          7.77%
--------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond
 Index(1)                                -0.82%         7.73%          7.70%
--------------------------------------------------------------------------------

(1) The Lehman Brothers Aggregate Bond Index tracks the performance of all U.S. Government agency and Treasury securities, investment grade corporate debt securities, agency mortgage-backed securities and asset-backed securities. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[Sidebar]
INCOME
An investment objective having the goal of selecting securities to pay out income.
[End Sidebar]

THE HIGH YIELD PORTFOLIO

[ICON]              INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
                    The High Yield Portfolio seeks as a primary objective to provide a high level of current income by investing in a diversified portfolio consisting principally of fixed-income securities, which may include both non-convertible and convertible debt securities and preferred stocks. As a secondary objective the Portfolio will seek capital appreciation, but only when consistent with its primary objective.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in fixed-income securities (including zero coupon securities) rated Baa or lower by Moody's or BBB or lower by S&P or in nonrated securities considered by the Investment
                    Manager to be appropriate investments for the Portfolio.
                    These securities are commonly known as "junk bonds." They may also include "Rule 144A" securities, which are subject to resale restrictions. There are no minimum quality ratings for investments.

                    In making investment decisions the "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., considers an issuer's creditworthiness, economic developments, interest rate trends and other factors it deems relevant. In evaluating an issuer's creditworthiness the Investment Manager relies principally on its own analysis. A security's credit rating is simply one factor that may be considered by the Investment Manager in this regard.

                    In addition to junk bonds, the Portfolio may invest in the following:

                    - Higher rated fixed-income securities -- The Portfolio may invest in securities rated higher than Baa or BBB (or if not rated, determined to be of comparable quality) when the Investment Manager believes that such securities may produce attractive yields.

                    - Foreign securities -- The Portfolio may invest up to 20%
                      of its assets in securities issued by foreign governments and other foreign issuers (including American depository receipts or other similar securities convertible into securities of foreign issuers) but not more than 10% of its assets in these securities may be denominated in foreign currencies.

                    - Unit Offerings -- The Portfolio may purchase units which combine debt securities with equity securities and/or warrants.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

                    There is no assurance that the Portfolio will achieve its investment objectives. The Portfolio's share price and yield will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.


                    A principal risk of investing in the Portfolio is associated with its investments in junk bonds. Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds have been found generally to be less sensitive to changes in prevailing interest rates than higher rated securities but are more
 10

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 10 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]
                    likely to be sensitive to adverse economic changes or individual corporate developments. In addition, all fixed-income securities are subject to two types of risk: credit risk and interest rate risk.

                    The Portfolio is subject to the risks associated with foreign securities. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the High Yield Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -25.54%
'91    58.14%
'92    18.35%
'93    24.13%
'94    -2.47%
'95    14.93%
'96    11.98%
'97    11.87%
'98    -6.20%
'99    -1.33%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 27.00% (quarter ended March 31, 1991) and the lowest return for a calendar quarter was -15.93% (quarter ended December 31, 1990).

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                      PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------
 High Yield Portfolio                    -1.33%         5.91%          8.44%
--------------------------------------------------------------------------------
 Lehman Brothers High Yield
 Index(1)                                2.39%          9.31%         10.72%
--------------------------------------------------------------------------------

(1) The Lehman Brothers High Yield Index tracks the performance of all below investment grade securities which have at least $100 million in outstanding issuance, are greater than one year to maturity and are issued in fixed-rate U.S. dollar denominations. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

THE UTILITIES PORTFOLIO

[SIDEBAR]
GROWTH & INCOME
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
[End Sidebar]

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Utilities Portfolio seeks both capital appreciation and current income.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                    The Portfolio will normally invest at least 65% of its total assets in the securities of companies engaged in the utilities industry. These companies are involved in various aspects of the industry, such as communications, and gas and electric energy, but they do not include public broadcasting companies. A company will be considered engaged in the utilities industry if it derives at least 50% of its revenues or earnings from that industry or it devotes at least 50% of its assets to activities in that industry. These may include companies involved in, among other things, telecommunications, computers and other new or emerging technologies, gas and electric energy, water distribution, the Internet and Internet related services. The companies may be traditionally regulated public utilities or fully or partially deregulated utility companies as well as unregulated utility companies.

                    The Portfolio's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., will shift the Portfolio's assets between different segments of the utilities industry and between common stock, other equity securities and investment grade fixed-income securities based on its view of prevailing market, economic and financial conditions. The Portfolio does not have any set policies to concentrate its assets in any particular segment of the utilities industry or any particular type of security. However, the Portfolio's policy to concentrate its assets in the utilities industry is fundamental, and may not be changed without shareholder approval. In selecting common stock and other equity securities, the Investment Manager considers earnings and dividend growth, book value, dividend discount and price/earnings relationships. In addition, the Investment Manager makes continuing assessments of management, the prevailing regulatory framework and industry trends. Computer-based equity selection models also may be used. If the Investment Manager believes favorable conditions for capital growth of equity securities are not prevalent at a particular time, it may allocate the Portfolio's assets predominantly or exclusively to debt securities with the aim of obtaining current income and thus benefitting long-term growth of capital.

                    The Portfolio may invest up to 35% of its assets in U.S. Government securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and in real estate investment trusts (commonly known as "REITs").

                    The Portfolio may invest up to 25% of its assets in foreign securities (including depository receipts). This percentage limitation, however, does not apply to securities of foreign companies that are listed in the U.S. on a national securities exchange.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    The Portfolio invests primarily in securities of companies in the utilities industry. The Portfolio's investments in the utilities industry are impacted by a host of risks particular to that industry. Changing regulation constitutes one of the key industry-specific risks for the Portfolio. State and other regulators monitor and control utility revenues and costs, and therefore may limit utility profits and dividends paid to investors. Regulatory authorities also may restrict a company's access to new markets, thereby diminishing the company's long-term prospects. Individual sectors of the utility market are subject to additional risks. These risks apply to all utility companies -- regulated, fully or partially deregulated and unregulated. For example, telecommunications companies have been affected by technological development leading to increased competition, as well as changing regulation of local and long-distance telephone service and other telecommunications businesses. Certain telecommunications companies have not benefitted from the new competitive climate.

                    Electric utilities may incur unexpected increases in fuel and other operating costs. They are adversely affected when long-term interest rates rise. Long-term borrowings are used to finance most utility investment and rising interest rates lead to higher financing costs and reduced earnings. There are also the considerable costs associated with environmental compliance, nuclear waste clean-up, and safety regulation. Increasingly, regulators are calling upon electric utilities to bear these added costs, and there is a risk that these costs will not be fully recovered through an increase in revenues.

                    Among gas companies, there has been a move to diversify into oil and gas exploration and development, making investment return more sensitive to energy prices. In the case of the water utility sector, the industry is highly fragmented, and most water supply companies find themselves in mature markets, although upgrading of fresh water and waste water systems is an expanding business.

                    The Portfolio's investments in common stock are also subject to the risks that affect all common stocks. In particular, stock prices can fluctuate widely in response to activities specific to the issuer as well as general market economic and political conditions.

                    The Portfolio's investment in fixed-income securities are subject to credit risk and interest rate risk. Credit risk refers to a possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debts. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 9 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

                    The Portfolio is subject to the risks associated with foreign securities. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Utilities Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  20.56%
'92   12.64%
'93   15.69%
'94   -9.02%
'95   28.65%
'96    8.68%
'97   27.15%
'98   23.76%
'99   12.71%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 12.58% (quarter ended December 31, 1997) and the lowest return for a calendar quarter was -8.19% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
------------------------------------------------------------------------------
                                                                 LIFE OF THE
                                                                  PORTFOLIO
                                     PAST 1 YEAR  PAST 5 YEARS  (SINCE 3/1/90)
------------------------------------------------------------------------------
 Utilities Portfolio                   12.71%        19.92%         14.25%
------------------------------------------------------------------------------
 S&P 500 Index(1)                      21.04%        28.54%         19.19%
------------------------------------------------------------------------------

(1) The Standard and Poor's-Registered Trademark- 500 Composite Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[Sidebar]
GROWTH & INCOME
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
[End Sidebar]

THE INCOME BUILDER PORTFOLIO

[ICON]              INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
                    The Income Builder Portfolio seeks as a primary objective reasonable income. Growth of capital is the secondary objective.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in income-producing equity securities, including common stock, preferred stock and convertible securities.
                    The "Investment Manager," Morgan Stanley Dean Witter
                    Advisors Inc., uses a value-oriented style in the selection of securities. Investments are normally made primarily in
                    (i) common stocks of large capitalization companies with a record of paying dividends and which in the opinion of the Investment Manager have the potential for maintaining dividends, (ii) preferred stock and (iii) securities convertible into common stocks of small and midcap companies -- including synthetic and enhanced convertibles.
                    The Portfolio's investments may also include "Rule 144A" securities, which are subject to resale restrictions.

                    The Investment Manager follows a "bottom-up" approach in the selection of convertible securities for the Portfolio. Beginning with a universe of about 500 companies, the Investment Manager narrows the focus to small and midcap companies and reviews the issues to determine if the convertible is trading with the underlying equity security. The yield of the underlying equity security is evaluated and company fundamentals are studied to evaluate cash flow, risk/reward balance, valuation and the prospects for growth.

                    The Portfolio may invest up to 25% of its assets in "enhanced" convertible securities. Enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company, in return for reduced participation or a cap on appreciation in the underlying common stock of the issuer which the holder can realize. In addition, in many cases, enhanced convertible securities are convertible into the underlying common stock of the issuer automatically at maturity, unlike traditional convertible securities which are convertible only at the option of the security holder.

                    The Portfolio may invest up to 10% of its assets in "synthetic" convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, "synthetic" convertible securities are preferred stocks or debt obligations of an issuer which are combined with an equity component whose conversion value is based on the value of the common stock of a different issuer or a particular benchmark (which may include a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). In many cases, "synthetic" convertible securities are not convertible prior to maturity, at which time the value of the security is paid in cash by the issuer.

                    The Portfolio may invest up to 20% of its assets in fixed-income securities rated lower than investment grade by S&P or Moody's (but not below B) or if unrated of comparable quality as determined by the Investment Manager (commonly known as "junk bonds"). The 20% limitation is not applicable to convertible securities.

                    The Portfolio may invest up to 35% of its assets in U.S. Government securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and investment grade fixed-income securities (including zero coupon securities), common stocks that do not pay a regular dividend and real estate investment trusts (commonly known as "REITs").

                    The Portfolio may invest up to 25% of its assets in foreign securities (including depository receipts). This percentage limitation, however, does not apply to securities of foreign companies that are listed in the U.S. on a national securities exchange.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objectives. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investing in the Portfolio is associated with its investment in common stocks. In particular the prices of common stocks can fluctuate widely in response to activities specific to the issuer as well as general market, economic and political conditions.

                    The Portfolio is also subject to the risks of investing in convertible securities. These securities may carry risks associated with both common stock and fixed-income securities. In addition, because the convertible securities in which the Portfolio invests are convertible into the common stocks of small and midcap companies, the Portfolio is subject to the specific risks associated with investing in small and midcap companies. Investments in small and medium capitalization companies involve greater risk of volatility than is customarily associated with investments in more established companies as well as certain other additional risks.

                    There are also special risks associated with the Portfolio's investments in "enhanced" and "synthetic" convertible securities. These securities may be more volatile and less liquid than traditional convertible securities.

                    The Portfolio is subject to the risks associated with foreign securities. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 2 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Income Builder Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  3.21%
'99   7.06%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the period shown in the bar chart, the highest return for a calendar quarter was 10.65% (quarter ended June 30, 1999) and the lowest return for a calendar quarter was -10.46% (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
----------------------------------------------------------------------
                                                         LIFE OF THE
                                                          PORTFOLIO
                                          PAST 1 YEAR  (SINCE 1/21/97)
----------------------------------------------------------------------
 Income Builder Portfolio                    7.06%         10.81%
----------------------------------------------------------------------
 S&P 500 Index(1)                           21.04%         25.80%
----------------------------------------------------------------------

(1) The Standard and Poor's-Registered Trademark- 500 Composite Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

THE DIVIDEND GROWTH PORTFOLIO

[SIDEBAR]
GROWTH & INCOME
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
[End Sidebar]

[ICON]              INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
                    The Dividend Growth Portfolio seeks to provide reasonable current income and long term growth of income and capital.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will invest at least 70% of its total assets in common stock of companies with a record of paying dividends and the potential for increasing dividends. The
                    "Investment Manager," Morgan Stanley Dean Witter Advisors
                    Inc., initially employs a quantitative screening process in an attempt to develop a number of common stocks which are undervalued and which have a record of paying dividends. The
                    Investment Manager then applies qualitative analysis to determine which stocks it believes have the potential to increase dividends and, finally, to determine whether any of the stocks should be added to the Portfolio. The Investment
                    Manager attempts to avoid investment in speculative securities or those with speculative characteristics.

                    The Portfolio may invest up to 30% of its assets in convertible securities, U.S. Government securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and investment grade fixed-income securities (including zero coupon securities). The Portfolio may also invest any amount of its assets in foreign securities (including depository receipts) that are listed in the U.S. on a national securities exchange.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objectives. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investing in the Portfolio is associated with its investments in common stock. In particular the prices of common stock may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 9 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Dividend Growth Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  27.76%
'92    8.16%
'93   14.34%
'94   -3.27%
'95   36.38%
'96   23.96%
'97   25.61%
'98   14.28%
'99   -2.39%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 16.92% (quarter ended June 30, 1997) and the lowest return for a calendar quarter was -11.00% (quarter ended September 30, 1999).

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                                   LIFE OF THE
                                                                    PORTFOLIO
                                      PAST 1 YEAR   PAST 5 YEARS  (SINCE 3/1/90)
--------------------------------------------------------------------------------
 Dividend Growth Portfolio              -2.39%         18.82%         13.04%
--------------------------------------------------------------------------------
 S&P 500 Index(1)                       21.04%         28.54%         19.19%
--------------------------------------------------------------------------------

(1) The Standard and Poor's-Registered Trademark- 500 Composite Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[Sidebar]
CAPITAL GROWTH
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
[End Sidebar]

THE CAPITAL GROWTH PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Capital Growth Portfolio seeks long term capital growth.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in common stocks. The "Investment Manager," Morgan
                    Stanley Dean Witter Advisors Inc., utilizes a two-stage computerized screening process designed to find companies that demonstrate a history of consistent growth in earnings and revenues over the past several years, and have solid future earnings growth characteristics and attractive valuations. Dividend income is not a consideration in this stock selection process. Companies meeting these requirements are potential candidates for investment by the Portfolio. The Investment Manager may modify the screening process and/or may utilize additional or different screening processes in connection with the Portfolio's investments.

                    The Portfolio may invest up to 35% of its assets in U.S. Government securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, investment grade fixed-income securities (including zero coupon securities), convertible securities, unit offerings involving a combination of a debt security and a convertible security and/or warrant and real estate investment trusts (commonly known as "REITs").

                    The Portfolio may invest up to 25% of its assets in foreign securities (including depository receipts). This percentage limitation, however, does not apply to securities of foreign companies that are listed in the U.S. on a national securities exchange.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investment in the Portfolio is associated with the Portfolio's investments in common stock. In particular the prices of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 8 calendar years.

AVERAGE ANNUAL TOTAL RETURNS
This table compares the average annual returns of the Portfolio's
Class X shares withthose of a broadmeasure of marketperformance over time. [End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Capital Growth Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992   1.64%
'93   -6.99%
'94   -1.28%
'95   32.92%
'96   11.55%
'97   24.54%
'98   19.63%
'99   33.29%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 27.65% (quarter ended December 31, 1999) and the lowest return for a calendar quarter was -13.95% (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
------------------------------------------------------------------------------
                                                                 LIFE OF THE
                                                                  PORTFOLIO
                                     PAST 1 YEAR  PAST 5 YEARS  (SINCE 3/1/91)
------------------------------------------------------------------------------
 Capital Growth Portfolio              33.29%        24.11%         15.34%
------------------------------------------------------------------------------
 S&P 500 Index(1)                      21.04%        28.54%         19.62%
------------------------------------------------------------------------------

(1) The Standard and Poor's-Registered Trademark- 500 Composite Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[Sidebar]
GROWTH & INCOME
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
[End Sidebar]

THE GLOBAL DIVIDEND GROWTH PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Global Dividend Growth Portfolio seeks to provide reasonable current income and long term growth of income and capital.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in dividend paying equity securities issued by issuers located in various countries around the world. The
                    "Investment Manager," Morgan Stanley Dean Witter Advisors
                    Inc., seeks investments primarily in common stock of companies with a record of paying dividends and potential for increasing dividends. The Portfolio invests in at least three separate countries. The percentage of assets invested in particular geographic sectors will shift from time to time in accordance with the judgement of the Investment
                    Manager.

                    Up to 35% of the Portfolio's assets may be invested as follows:

                    - Convertible securities, U.S. Government securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, fixed-income securities issued by foreign governments and international organizations and investment grade debt securities (including zero coupon securities).

                    - Forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at a specified price with delivery at a specified future date. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of Investment in the Portfolio is associated with the Portfolio's investments in common stocks. In particular, the price of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                    Another principal risk relates to the Portfolio's investments in foreign securities. In particular, foreign security investments may be adversely affected by changes in currency exchange rates. In addition, investments in foreign securities may be adversely affected by among other things political, social and economic developments abroad.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 5 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Global Dividend Growth Portfolio.
                    The Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995  22.04%
'96   17.59%
'97   12.04%
'98   12.53%
'99   14.65%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 17.14% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -12.43% (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
-------------------------------------------------------------------------------
                                                                  LIFE OF THE
                                                                   PORTFOLIO
                                     PAST 1 YEAR  PAST 5 YEARS  (SINCE 2/23/94)
-------------------------------------------------------------------------------
 Global Dividend Growth Portfolio      14.65%        15.71%         13.33%
-------------------------------------------------------------------------------
 Morgan Stanley Capital
 International World Index(1)          24.93%        19.76%         16.79%
-------------------------------------------------------------------------------


(1) The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not take into account the Portfolio's expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[Sidebar]
CAPITAL APPRECIATION
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
[End Sidebar]

THE EUROPEAN GROWTH PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The European Growth Portfolio seeks to maximize the capital appreciation of its investments.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in securities issued by issuers located in European countries. A company is considered located in Europe if
                    (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenue from business in Europe; or (iii) the company's equity securities are traded principally on a stock exchange in Europe. The principal countries in which the Portfolio invests are France, the United Kingdom, Germany, the Netherlands, Spain, Sweden,
                    Switzerland and Italy. The Portfolio invests in at least three separate countries.

                    The Portfolio generally invests principally in equity securities (which may include depository receipts or convertible securities) but may also invest without limitation in fixed-income securities issued or guaranteed by European governments when the "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., or the "Sub-Advisor," Morgan Stanley Dean Witter Investment Management Inc., determine such investments to be appropriate.

                    The Investment Manager and the Sub-Advisor generally invest Portfolio assets in companies they believe have a high rate of earnings growth potential. They also select securities, which in their view, possess, both on an absolute basis and as compared with other securities around the world, attractive price/earnings, price/ cash flow and price/revenue ratios.

                    The Portfolio may invest up to 35% of its assets as follows:

                    - Equity securities issued by non-European issuers, and
                      government and convertible securities issued by non-European governmental or private issuers.

                    - Forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and securities it intends to purchase and the currencies in which they are denominated.


                    The Portfolio may invest up to 5% of its assets in put and call options with respect to foreign currencies. The Portfolio may also purchase and sell stock index futures contracts and options thereon. Stock index futures and options thereon may be used to facilitate trading, to increase the Portfolio's market exposure or to seek to protect against an increase in the prices of securities that may be purchased.


                    The Portfolio may invest in warrants and acquire warrants attached to other securities.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk factor associated with investment in the Portfolio relates to the Portfolio's investments in Europe. In particular, adverse political, social or economic developments in Europe, or in a particular European country, could cause a substantial decline in the value of the Portfolio.

                    The Portfolio's investments in common stock are also subject to the risks that affect all common stocks. In particular, stock prices can fluctuate widely in response to activities specific to the issuer as well as general market economic and political conditions.

                    The conversion to a single European currency by many European countries could potentially adversely affect the value and/or increase the volatility of the Portfolio's investments.

                    In addition, the Portfolio is subject to the risks associated with foreign securities generally. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

                    In addition, the Portfolio's investments in fixed-income securities are subject to two types of risk: credit risk and interest rate risk.

                    The Portfolio is also subject to the risks of investing in convertible securities. These securities may carry risks associated with both common and fixed-income securities.

                    The performance of the Portfolio also will depend on whether the Sub-Advisor is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 8 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the European Growth Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992   3.99%
'93   40.88%
'94    8.36%
'95   25.89%
'96   29.99%
'97   16.07%
'98   23.96%
'99   29.11%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 25.18% (quarter ended December 31, 1999) and the lowest return for a calendar quarter was -15.72% (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
------------------------------------------------------------------------------
                                                                 LIFE OF THE
                                                                  PORTFOLIO
                                     PAST 1 YEAR  PAST 5 YEARS  (SINCE 3/1/91)
------------------------------------------------------------------------------
 European Growth Portfolio             29.11%        24.90%         19.68%
------------------------------------------------------------------------------
 Morgan Stanley Capital
 International World Index(1)          24.93%        19.76%         13.95%
------------------------------------------------------------------------------


(1) The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not take into account the Portfolio's expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[Sidebar]
CAPITAL APPRECIATION
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
[End Sidebar]

THE PACIFIC GROWTH PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Pacific Growth Portfolio seeks to maximize the capital appreciation of its investments.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in common stocks (including depository receipts) and other securities of companies which are (i) organized under the laws of and have a principal place of business in Asia, Australia or New Zealand or (ii) derives at least 50% of their total revenues from business in such areas. The principal Asian countries include: Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, India,
                    Indonesia, Taiwan and South Korea. The Portfolio's assets are invested in at least three countries. The Portfolio may invest more than 25% of its assets in Japan, Hong Kong, South Korea and Taiwan. Thus, the investment performance of the Portfolio may be subject to the social, political and economic events occurring in these countries to a greater extent than other countries.

                    The "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., and the "Sub-Advisor," Morgan Stanley Dean Witter Investment Management Inc., generally invest Portfolio assets in companies they believe have a high rate of earnings growth potential. They also select securities, which in their view, possess, both on an absolute basis and as compared with other securities around the world, attractive price/earnings, price/cash flow and price/revenue ratios.

                    The Portfolio generally invests principally in equity securities but may also invest without limitation in fixed-income obligations issued or guaranteed by an Asian country or Australia or New Zealand when the Investment Manager or the Sub-Advisor determine such investments to be appropriate.

                    The Portfolio may invest up to 35% of its assets as follows:

                    - Equity, fixed-income or convertible securities (including zero coupon securities) of companies located anywhere in the world, including the United States.

                    - Forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with a delivery at a specified future date. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and securities it intends to purchase and the currencies in which they are denominated.

                    The Portfolio may invest up to 5% of its assets in put and call options with respect to foreign currencies.

                    The Portfolio may invest up to 10% of its assets in securities issued by other investment companies. The Investment Manager and/or Sub-Advisor may view these investments as necessary or advisable to participate in certain foreign markets where foreigners are prohibited from investing directly in the securities of individual companies without regulatory approval.

                    The Portfolio may invest in warrants and acquire warrants attached to other securities.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investment in the Portfolio relates to the Portfolio's investments in the Pacific region. In particular, adverse political, social or economic developments in the Pacific region or in a particular Pacific country could cause a substantial decline in the value of the Portfolio.

                    The Portfolio's investments in common stock are also subject to the risks that affect all common stocks. In particular, stock prices can fluctuate widely in response to activities specific to the issuer as well as general market economic and political conditions.

                    In addition, the Portfolio is subject to the risks associated with foreign securities generally. These risks include among other things the possibility that the Portfolio could be adversely affected by changes in currency exchange rates. The Portfolio may invest a substantial portion of its assets in developing countries. These investments carry greater risks than those associated with investment in more developed countries.

                    In addition, the Portfolio's investments in fixed-income securities are subject to two types of risk: credit risk and interest rate risk.

                    The performance of the Portfolio also will depend on whether the Sub-Advisor is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 5 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]
[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Pacific Growth Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995    5.74%
'96     3.89%
'97   -37.70%
'98   -10.40%
'99    66.09%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 25.61% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -27.57% (quarter ended December 31, 1997).

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
------------------------------------------------------------------------------------
                                                                       LIFE OF THE
                                                                        PORTFOLIO
                                          PAST 1 YEAR  PAST 5 YEARS  (SINCE 2/23/94)
------------------------------------------------------------------------------------
 Pacific Growth Portfolio                   66.09%        0.37%          -0.87%
------------------------------------------------------------------------------------
 Morgan Stanley Capital International
 World Index(1)                             24.93%        19.76%         16.79%
------------------------------------------------------------------------------------


(1) The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not take into account the Portfolio's expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[Sidebar]
CAPITAL GROWTH
An investment objective having the goal of selecting securities with the potential to rise in price.
[End Sidebar]

THE EQUITY PORTFOLIO

[ICON]              INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
                    The Equity Portfolio seeks as a primary objective growth of capital through investments in common stocks of companies believed by the Investment Manager to have potential for superior growth. As a secondary objective the Equity
                    Portfolio seeks income but only when consistent with its primary objective.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in equity securities and securities convertible into equity securities. In selecting investments, the "Investment
                    Manager," Morgan Stanley Dean Witter Advisors Inc., may employ valuation models based on various economic and market indicators. The Investment Manager currently utilizes a process, known as sector rotation, that emphasizes industry selection over individual company selection. The Investment
                    Manager invests in those industries that it believes will have the strongest relative earnings growth potential given the projected economic outlook. After selecting the Portfolio's target industries, the Investment Manager then selects specific companies within those industries whose prospects are deemed attractive after assessing company fundamentals and valuation screens.

                    The Investment Manager utilizes a sector rotation process designed to respond to changing economic cycles by proactively investing in industries that the Investment Manager believes to be positioned to benefit from the current phase of the economic cycle. First, the Investment Manager attempts to identify at what stage of the business cycle the economy is in and which industries have historically outperformed the overall market during that stage of the cycle. To accomplish that task, the Investment Manager establishes an economic forecast based on its short term and long term views of the domestic and global economic cycles. As part of this process, the Investment Manager will attempt to identify secular trends, such as shifting demographics or technological developments, that could add clarity to its analysis. Also considered are competitive industry variables, such as supply and demand, pricing trends and new product cycles.

                    The Portfolio may invest up to 35% of its assets in corporate debt securities (including zero coupon securities) rated Aa or better by Moody's or AA or better by S&P, U.S. Government securities, issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and preferred stocks.

                    The Portfolio may invest in securities of Canadian issuers registered under the Securities Exchange Act of 1934 or American Depository Receipts.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objectives. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 10 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

                    A principal risk of investment in the Portfolio is associated with the Portfolio's investments in common stock. In particular the price of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions. Stocks of small and medium capitalization companies in which the Portfolio may invest pose greater risk of volatility than is customarily associated with larger established companies as well as certain other additional risks.

                    Another principal risk relates to the Portfolio's investments in fixed-income securities. Fixed-income securities involve credit risk and interest rate risk. Credit risk relates to the possibility that an issuer could default on its obligation to pay principal and/or interest. Interest rate risk relates to the possibility that the value of securities may be adversely affected by fluctuations in interest rates.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Equity Portfolio. The Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -3.62%
'91   59.05%
'92    0.05%
'93   19.72%
'94   -4.91%
'95   42.53%
'96   12.36%
'97   37.43%
'98   30.45%
'99   58.59%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 38.61% (quarter ended December 31, 1999) and the lowest return for a calendar quarter was -15.83% (quarter ended September 30, 1990).

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
-----------------------------------------------------------------------------
                                     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
-----------------------------------------------------------------------------
 Equity Portfolio                      58.59%        35.42%        23.04%
-----------------------------------------------------------------------------
 S&P 500 Index(1)                      21.04%        28.54%        18.20%
-----------------------------------------------------------------------------

(1) The Standard and Poor's-Registered Trademark- 500 Composite Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[Sidebar]
TOTAL RETURN
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
[End Sidebar]

THE S&P 500 INDEX PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The S&P 500 Index Portfolio seeks to provide investment results that before expenses, correspond to the total return
                    (I.E., the combination of capital changes and income) of the Standard & Poor's-Registered Trademark- 500 Composite Stock
                    Price Index.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                    The Portfolio will normally invest at least 80% of its total assets in common stocks included in the S&P 500 Index. The "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., "passively" manages the Portfolio's assets by investing in stocks in approximately the same proportion as they are represented in the S&P 500 Index. For example, where the common stock of a specific company represents five percent of the Index, the Investment Manager typically will invest five percent of the Portfolio's assets in that stock. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States.

                    The Portfolio may purchase and sell stock index futures to simulate investment in the S&P 500. Generally stock index futures may be employed to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes.

                    The Portfolios may invest in securities referred to as SPDRs (known as "spiders") that are designed to track the S&P 500 Index. SPDRs represent an ownership interest in the SPDR Trust, which holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Index. SPDRs trade on the American Stock Exchange like shares of common stock. The Portfolio may invest up to 10% of its total assets in the aggregate in SPDRs.
                             -----------------------------------------

                    "Standard & Poor's-Registered Trademark-,"
                    "S&P-Registered Trademark-," "S&P
                    500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the S&P 500 Index Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Portfolio. (Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investing in the Portfolio is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the issuer, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

                    Another risk of investing in the Portfolio arises from its operation as a "passively" managed index fund. As such, the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from the Portfolio. The Portfolio will remain invested in common stocks even when stock prices are generally falling. Ordinarily, the Investment Manager will not sell the Portfolio's securities except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, or as may be necessary to raise cash to pay Portfolio shareholders who sell (redeem) Portfolio shares.

                    The performance of the S&P 500 is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing which will be borne by the Portfolio and any incremental operating costs borne by the Portfolio (E.G., management fee, transfer agency and accounting costs). Accordingly, the performance of the Portfolio may not correlate directly with the performance of the S&P 500 Index.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows the performance of the Portfolio's Class X shares over the past calendar year.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the S&P 500 Index Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  20.23%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the period shown in the bar chart, the highest return for a calendar quarter was 14.69% (quarter ended
                    December 31, 1999) and the lowest return for a calendar quarter was -6.32% (quarter ended September 30, 1999).

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
----------------------------------------------------------------------
                                                         LIFE OF THE
                                                          PORTFOLIO
                                          PAST 1 YEAR  (SINCE 5/18/98)
----------------------------------------------------------------------
 S&P 500 Index Portfolio                    20.23%         20.29%
----------------------------------------------------------------------
 S&P 500 Index(1)                           21.04%         20.77%
----------------------------------------------------------------------

(1) The Standard and Poor's-Registered Trademark- 500 Composite Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[Sidebar]
CAPITAL GROWTH
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
[End Sidebar]

THE COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Competitive Edge "Best Ideas" Portfolio seeks long-term capital growth.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 80% of its total assets in common stock of companies included in the "Best
                    Ideas" subgroup of "Global Investing: The Competitive Edge," a research compilation assembled by Morgan Stanley Dean
                    Witter ("MSDW") Equity Research -- and other securities selected by the Portfolio's "Investment Manager," Morgan
                    Stanley Dean Witter Advisors Inc.

                    THE COMPETITIVE EDGE "BEST IDEAS" LIST. MSDW Equity Research is recognized as a world leader in global financial research and provides comprehensive research and in-depth knowledge about general markets and specific companies from around the world. It believes that companies with a sustainable competitive edge in the operations of their businesses are worth more than their weaker competitors. Through its ongoing research and analysis, MSDW Equity Research has developed and undertaken a comprehensive study which it calls "Global Investing: The Competitive Edge" which represents the list of those companies.


                    MSDW Equity Research group's research analysts and strategists presently evaluate approximately 2,100 companies in 21 industry sectors worldwide. An initial comprehensive review was conducted in October 1996 and identified 238 of these companies as having a long-term sustainable competitive advantage in the global arena (the "Competitive Edge List"). The criteria used to select companies that have a global competitive advantage vary according to industry sector. The Competitive Edge List is currently updated quarterly. From the Competitive Edge List, MSDW Equity Research then assembles a subgroup of approximately 40 companies which it considers at that time to be the most attractive investment opportunities of the companies identified as having a long-term sustainable competitive advantage in the global arena (the "Competitive Edge 'Best Ideas' List"). The Competitive Edge "Best Ideas" List is updated continuously.


                    It is the intention of the Investment Manager that generally at least 1% and not more than 5% of the Portfolio's assets will be invested in each company on the Competitive Edge "Best Ideas" List. The Portfolio will purchase any security which is added to the Competitive Edge "Best Ideas" List, and generally will sell a security which is eliminated from the Competitive Edge "Best Ideas" List as soon as practicable after the Competitive Edge "Best Ideas" List has been updated by MSDW Equity Research. Accordingly, securities may be purchased and sold by the Portfolio when such purchases and sales would not be made under traditional investment criteria.

                    The Portfolio may at times purchase securities that are not included on the Competitive Edge "Best Ideas" List but are on the Competitive Edge List or, in the event that the Investment Manager believes that there are no suitable securities on the Competitive Edge List, the Portfolio may purchase securities outside the list. Securities that are not on the Competitive Edge "Best Ideas" List generally will not exceed 35% of the Portfolio's assets.

                    The Portfolio's investments may include forward currency contracts which involve the purchase or sale of a specific amount of foreign currency at a specified price with delivery at a specified future date. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investment in the Portfolio is associated with the Portfolio's investments in common stocks. In particular the prices of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                    The Portfolio invests principally in securities included on the Competitive Edge "Best Ideas" List which currently consists of 40 companies. As a result of the small universe of stocks in which the Portfolio invests it may be subject to greater risks than would a more diversified company. At times the Portfolio may be restricted in its ability to purchase or sell securities on the Competitive Edge "Best Ideas" List as a result of activities of affiliates of the Investment Manager. In addition, performance of the securities included in the List cannot be used to predict the performance of the Portfolio, an actively managed mutual fund.

                    The Competitive Edge "Best Ideas" List is not compiled with any particular client or product in mind and is not, and will not be, compiled with the Portfolio in mind. When selecting the companies for the list, MSDW Equity Research does not take into account country or currency risks, and country or industry sector diversification concerns. MSDW publishes other lists of recommended securities that could be appropriate for Portfolio investors but which will not be used by the Investment Manager for choosing securities for the Portfolio. MSDW Equity Research could at any time cease publishing the Competitive Edge "Best Ideas" List. In that event the Board of Trustees will make a determination of how to proceed in the best interest of shareholders of the Portfolio consistent with the Portfolio's investment objective.

                    The activities of affiliates of the Investment Manager, including but not limited to Dean Witter Reynolds Inc. or Morgan Stanley & Co. Incorporated, may from time to time limit the Portfolio's ability to purchase or sell securities on the Competitive Edge "Best Ideas" List. In addition, the List is available to other clients of MSDW and its affiliates, including the Investment Manager, as well as the Portfolio. The list is also subject to restrictions related to MSDW's other businesses, and particular securities may or may not be on the list due to other business concerns of, or legal restrictions applicable to, MSDW.

                    As a diversified financial services firm, with three primary businesses -- securities, asset management and credit services -- MSDW provides a wide range of financial services to issuers of securities and investors in securities. MSDW and others

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows the performance of the Portfolio's Class X shares over the past calendar year.
[End Sidebar]
                    associated with it may create markets or specialize in, have positions in and affect transactions in securities of companies included on its research lists and may also perform or seek to perform investment banking services for those companies. Within the last three years MSDW may have managed or co-managed public security offerings for companies included on their research lists, and they or their employees may have a long or short position on holdings in the securities, or options on securities, or other related investments of companies included on their research lists.

                    The Portfolio may invest a substantial portion of its assets in foreign securities. Foreign securities investments may be adversely affected by changes in currency exchange rates. In addition, investment in foreign securities may be adversely affected by among other things political, social and economic developments abroad.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Competitive Edge "Best Ideas"
                    Portfolio. The Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    1999 26.88%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the period shown in the bar chart, the highest return for a calendar quarter was 18.60% (quarter ended
                    December 31, 1999) and the lowest return for a calendar quarter was 0.10% (quarter ended September 30, 1999).

[Sidebar]
AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
----------------------------------------------------------------------
                                                         LIFE OF THE
                                                          PORTFOLIO
                                          PAST 1 YEAR  (SINCE 5/18/98)
----------------------------------------------------------------------
 Competitive Edge "Best Ideas" Portfolio    26.88%         14.46%
----------------------------------------------------------------------
 Morgan Stanley Capital International
 World Index(1)                             24.93%         20.93%
----------------------------------------------------------------------


(1) The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not take into account the Portfolio's expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[Sidebar]
CAPITAL GROWTH
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
[End Sidebar]

THE AGGRESSIVE EQUITY PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Aggressive Equity Portfolio seeks long-term capital growth.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in common stocks and other equity securities of companies that the "Investment Manager," Morgan Stanley Dean
                    Witter Advisors Inc., believes offer the potential for superior earnings growth. The Portfolio's other equity securities may include preferred stocks, securities convertible into common stock, rights and warrants. No more than 25% of the Portfolio's assets may be invested in foreign equity or fixed-income securities denominated in a foreign currency and traded primarily in non-U.S. markets.

                    The Investment Manager utilizes a process, known as sector rotation, that emphasizes industry selection over individual company selection. The Investment Manager invests in those industries that it believes will have the strongest relative earnings growth potential given the projected economic outlook. After selecting the Portfolio's target industries, the Investment Manager selects specific companies within those industries whose prospects are deemed attractive after assessing company fundamentals and valuation screens. Company selection is based on the Investment Manager's own analysis and research reports as well as analysis from the equity research departments of recognized securities firms. The Investment Manager has no general criteria as to the market capitalization or asset size of the companies selected for investment and, accordingly, the Portfolio may invest in small and medium-sized companies in addition to larger, more established companies.

                    The Investment Manager utilizes a sector rotation process designed to respond to changing economic cycles by proactively investing in industries that the Investment Manager believes to be positioned to benefit from the current phase of the economic cycle. First, the Investment Manager attempts to identify at what stage of the business cycle the economy is in and which industries have historically outperformed the overall market during that stage of the cycle. To accomplish that task, the Investment Manager establishes an economic forecast based on its short term and long term views of the domestic and global economic cycles. As part of this process, the Investment Manager will attempt to identify secular trends, such as shifting demographics or technological developments, that could add clarity to its analysis. Also considered are competitive industry variables, such as supply and demand, pricing trends and new product cycles.

                    The Portfolio may invest up to 35% of its assets as follows:

                    - (a) fixed-income securities of U.S. companies,
                      (b) fixed-income securities of foreign companies and governments and international organizations, (c) U.S. Government securities, issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and (d) real estate investment trusts (commonly known as "REITs"). However, no more than 5% of the

                      Portfolio's assets may be invested in debt securities rated lower than investment grade, or if unrated of comparable quality as determined by the Investment Manager (commonly known as "junk bonds").

                    - Forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at a specified price with delivery at a specified future date. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated.

                    - Put and call options and futures with respect to financial instruments, stock and interest rate indexes and foreign currencies (limit of 5% of its assets for the purchase of put and call options). Options and futures may be used to seek higher returns or to seek to protect against a decline in security or currency prices or an increase in prices of securities or currencies that may be purchased.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investment in the Portfolio is associated with the Portfolio's investments in common stocks. In particular, the prices of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                    The Portfolio may invest a substantial portion of its assets in securities issued by small and medium sized companies. Investment in small and medium size companies involves greater risk of volatility than is customarily associated with investment in larger established companies as well as certain other additional risks.

                    The Portfolio is subject to the risks associated with foreign securities. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

                    The Portfolio is also subject to the risks of investing in convertible securities. These securities may carry risks associated with both common stock and fixed-income securities.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.


                    The Portfolio commenced operations on May 3, 1999 and prior to the date of this PROSPECTUS did not have a full calendar year of performance to report.

[Sidebar]

CAPITAL APPRECIATION


An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.

[End Sidebar]


THE INFORMATION PORTFOLIO



[ICON]              INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

                    The Information Portfolio seeks long-term capital appreciation.



[ICON]              PRINCIPAL INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

                    The Portfolio will normally invest at least 65% of its total assets in common stocks and investment grade convertible securities of companies located throughout the world that are engaged in the communications and information industry. The Portfolio normally holds common stocks and other equity securities of companies located in at least three countries, one of which is the United States. It may invest up to 50% of its assets in the securities (including depository receipts) of foreign companies; however, it will not invest more than 25% of its assets in any one foreign country. In addition, the Portfolio will not invest more than 10% of its assets in convertible securities. In deciding which securities to buy, hold or sell, the "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., considers business, economic and political conditions.



                    A company is considered to be in the communications and information industry if it derives at least 35% of its revenues or earnings from, or devotes at least 35% of its assets to:



                    - designing, developing, manufacturing, providing or
                      enabling the following products and services: regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer equipment, enabling software, mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; and emerging technologies combining telephone, television and/or computer systems; or



                    - the creation, packaging, distribution, and ownership of
                      entertainment and information programming.



                    The Portfolio may invest up to 35% of its total assets in investment grade corporate fixed-income securities and U.S. government securities. The Portfolio's fixed-income investments may include zero coupon securities.



[ICON]              SUMMARY OF PRINCIPAL RISKS

--------------------------------------------------------------------------------

                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.



                    A principal risk of investment in the Portfolio is associated with the Portfolio's investments in common stocks. In particular, the prices of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                    The Portfolio concentrates its investments in the communications and information industry. Because of this concentration, the value of the Portfolio's shares may be more volatile than that of mutual funds that do not similarly concentrate their investments. The communications and information industry may be subject to greater changes in governmental policies and governmental regulation than in many other industries in the United States and worldwide. Regulatory approval requirements, ownership restrictions and restrictions on rates of return and types of services that may be offered may materially affect the products and services of this industry. Additionally, the products and services of companies in this industry may be subject to faster obsolescence as a result of greater competition, advancing technological developments, and changing market and consumer preferences. As a result, the securities of companies in this industry may exhibit greater price volatility than those of companies in other industries.



                    The Portfolio is subject to the risks associated with foreign securities. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.



                    The Portfolio is also subject to the risks of investing in convertible securities. These securities may carry risks associated with both common stock and fixed-income securities.



                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.



                    The Portfolio was recently organized and as of the date of this PROSPECTUS had no historical performance to report.

[Sidebar]
TOTAL RETURN
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
[End Sidebar]

THE STRATEGIST PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Strategist Portfolio seeks high total investment return through a fully managed investment policy utilizing equity, fixed-income and money market securities and the writing of covered call and put options.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                    The "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., will actively allocate the Portfolio's assets among the major asset categories of equity securities, fixed-income securities and money market instruments. Assets are allocated by the Investment Manager based on among other things, its assessment of economic and market trends on different sectors of the market. There is no limit as to the percentage of assets that may be allocated to any one asset class. The Investment Manager does not, however, currently intend to write covered call or put options.

                    Within the equity sector, the Investment Manager actively allocates funds to those economic sectors it expects to benefit from major trends and to individual stocks which it considers to have superior investment potential.

                    Within the fixed-income sector of the market, the Investment Manager seeks to maximize the return on its investments by adjusting maturities and coupon rates as well as by exploiting yield differentials among different types of investment grade bonds, including short-term and intermediate-term bonds.

                    Within the money market sector of the market, the Investment Manager seeks to maximize returns by exploiting spreads among short-term instruments.

                    Securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, investment grade debt securities (including zero coupon securities), U.S. Government securities, real estate investment trusts (commonly known as "REITs") and money market instruments. The Portfolio is not limited as to the maturities of the U.S. government securities and other debt securities in which it may invest.

                    The Portfolio may invest up to 20% of its assets in securities issued by foreign governments and foreign private issuers but not more than 10% of its assets in securities denominated in a foreign currency.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 10 calendar years.
[End Sidebar]

                    A principal risk of investment in the Portfolio is associated with the Portfolio's investments in common stocks. In particular, the prices of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                    The Portfolio's investment in fixed-income securities are subject to credit risk and interest rate risk. Credit risk refers to a possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debts. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

                    The Portfolio is also subject to the risks of investing in convertible securities. These securities may carry risks associated with both common stock and fixed-income securities.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Strategist Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990   1.56%
'91   28.26%
'92    7.24%
'93   10.38%
'94    3.94%
'95    9.40%
'96   15.02%
'97   13.71%
'98   26.55%
'99   17.35%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 17.60% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -8.25% (quarter ended September 30, 1990).

[Sidebar]
AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of broad measures of market performance over time.
[End Sidebar]

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                      PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------
 Strategist Portfolio                    17.35%        16.27%        13.04%
--------------------------------------------------------------------------------
 S&P 500 Index(1)                        21.04%        28.54%        18.20%
--------------------------------------------------------------------------------
 Lehman Brothers
 Government/Corporate Bond Index(2)      -2.15%        7.61%         7.65%
--------------------------------------------------------------------------------

(1) The Standard and Poor's-Registered Trademark- 500 Composite Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lehman Brothers Government/Corporate Bond Index tracks the performance of government and corporate obligations, including U.S. government agency and U.S. treasury securities and corporate and yankee bonds, with maturities of one to ten years. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

ADDITIONAL INVESTMENT STRATEGY INFORMATION

                    This section provides additional information relating to each Portfolio's principal strategies.

                    INVESTMENT DISCRETION. In pursuing each Portfolio's investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis - and which trading strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted trading strategies while not using others. The Sub-Advisor has a similar degree of discretion.

                    DEFENSIVE INVESTING. Each Portfolio (other than the Money Market Portfolio and the S&P 500 Index Portfolio) may take temporary "defensive" positions in attempting to respond to adverse market conditions. Each Portfolio may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager or Sub-Advisor, as the case may be, believes it advisable to do so. Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit of an upswing in the market. When a Portfolio takes a defensive position, it may not achieve its investment objective(s).

                    INVESTMENT POLICIES. The percentage limitations relating to the composition of a Portfolio apply at the time a Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require a Portfolio to sell any Portfolio security. A Portfolio may change its principal investment strategies without shareholder approval; however you would be notified of any change.


                    PORTFOLIO TURNOVER. Each Portfolio, other than the S&P 500 Index Portfolio and the Competitive Edge "Best Ideas" Portfolio, may engage in active and frequent trading of its portfolio securities. The Financial Highlights Table at the end of this PROSPECTUS shows recent portfolio turnover rates for each Portfolio (other than the Information Portfolio, which prior to the date of this PROSPECTUS had not commenced operations). A portfolio turnover rate of 200%, for example, is equivalent to the Portfolio buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (over 100%) could result in high brokerage costs.

ADDITIONAL RISK INFORMATION

                    This section provides additional information relating to the principal risks of investing in the Portfolios.

                    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

                                            *    *    *

                    The risks set forth below are applicable to a Portfolio only to the extent the Portfolio invests in the investment described. See "The Portfolios" for a description of the investments which each Portfolio may make.

                    FIXED-INCOME SECURITIES. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

                    Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.) Accordingly, a rise in the general level of interest rates may cause the price of a Portfolio's fixed-income securities to fall substantially. As merely illustrative of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.
                               HOW INTEREST RATES AFFECT BOND PRICES

                                        PRICE PER $1,000 OF A BOND IF
                                               INTEREST RATES:
                                        ------------------------------
                                           INCREASE        DECREASE
                                        --------------  --------------
BOND MATURITY                   COUPON    1%      2%      1%      2%
----------------------------------------------------------------------
 1 year                          N/A    $1,000  $1,000  $1,000  $1,000
----------------------------------------------------------------------
 5 years                        5.875%  $  951  $  920  $1,018  $1,054
----------------------------------------------------------------------
 10 years                        6.00%  $  910  $  853  $1,038  $1,110
----------------------------------------------------------------------
 30 years                       6.125%  $  841  $  748  $1,093  $1,264
----------------------------------------------------------------------

                    Coupons reflect yields on Treasury securities as of December 31, 1999. The table is not representative of price changes for mortgage-backed securities principally because of prepayments, and it is not representative of junk bonds. In addition, the table is an illustration and does not represent expected yields or share price changes of any Morgan Stanley Dean Witter mutual fund.

                    MORTGAGE-BACKED SECURITIES. Mortgage-backed securities have different risk characteristics than traditional debt securities. Although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

                    Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Investment Manager, could reduce a Portfolio's yield, increase the volatility of the Portfolio and/ or cause a decline in net asset value. Certain mortgage-backed securities in which a Portfolio may invest may be more volatile and less liquid than other traditional types of debt securities.

                    JUNK BONDS. A Portfolio's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the Investment Manager or Sub-Advisor (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The Rule 144A securities could have the effect of increasing the level of Portfolio illiquidity to the extent a Portfolio may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Portfolios to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in a Portfolio's net asset value.

                    SECURITIES RATED IN THE LOWEST INVESTMENT GRADE
                    CATEGORY. Investments in the fixed-income securities rated in the lowest investment grade category by Moody's or S&P may have speculative characteristics and therefore changes in economic or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

                    FOREIGN SECURITIES. Foreign securities involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, a Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

                    Foreign securities (including depository receipts) also have risks related to economic and political developments abroad, including effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

                    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts.

                    The foreign securities in which certain of the Portfolios may invest (in particular the Pacific Growth Portfolio) may be issued by companies located in developing countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have offered greater potential loss (as well as gain) than securities of companies located in developed countries.

                    SMALL & MEDIUM CAPITALIZATION COMPANIES. A Portfolio's investments in smaller and medium sized companies carry more risk than investments in larger companies. While some of a Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter market. The low market liquidity of these securities may have an adverse impact on a Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for a Portfolio to obtain market quotations based on actual trades, for purposes of valuing a Portfolio's securities. Investing in lesser-known, smaller and medium capitalization companies involves greater risk of volatility of a Portfolio's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

                    OPTIONS AND FUTURES. If a Portfolio invests in options and/or futures, its participation in these markets would subject the Portfolio to certain risks. The Investment Manager's or the Sub-Advisor's predictions of movements in the direction of the stock, bond, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

                    FORWARD CURRENCY CONTRACTS. A Portfolio's participation in forward currency contracts also involves risks. If the Investment Manager or Sub-Advisor employs a strategy that does not correlate well with the Portfolio's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Portfolio's volatility and may involve a significant risk.

                    REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs pool investors funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees that are paid by its shareholders. As a result, you will absorb duplicate levels of fees when a Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance.

[Sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.

The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its
wholly-owned subsidiary, had approximately $   billion in assets under
management as of September 30, 2000.

[End Sidebar]

PORTFOLIO MANAGEMENT

                    Morgan Stanley Dean Witter Advisors Inc. is the Investment Manager to each Portfolio. Each Portfolio has retained the Investment Manager to provide administrative services, manage its business affairs and (except for the Pacific Growth and European Growth Portfolios) invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.

                    Each of the Pacific Growth and European Growth Portfolios has retained the Investment Manager to supervise the investment of its assets. The Investment Manager has, in turn, contracted with the Sub-Advisor - Morgan Stanley Dean Witter Investment Management Inc. - to invest each Portfolio's assets, including the placing of orders for the purchase and sale of portfolio securities. The Sub-Advisor also is a subsidiary of Morgan Stanley Dean Witter & Co. Its main business office is located at 1221 Avenue of the Americas, New York, NY 10020.


                    Each Portfolio pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to each Portfolio, and for Portfolio expenses assumed by the Investment Manager. The fee is based on the Portfolio's average daily net assets. For the fiscal year ended December 31, 1999, each Portfolio accrued total compensation to the Investment Manager as set forth in the following table.



                                                    MANAGEMENT FEES AS A
                                                    PERCENTAGE OF AVERAGE
NAME OF PORTFOLIO                                     DAILY NET ASSETS
-------------------------------------------------------------------------
 The Money Market Portfolio                                      0.50%
-------------------------------------------------------------------------
 The Short-Term Bond Portfolio                                   0.45%(1)
-------------------------------------------------------------------------
 The Quality Income Plus Portfolio                               0.50%
-------------------------------------------------------------------------
 The High Yield Portfolio                                        0.50%
-------------------------------------------------------------------------
 The Utilities Portfolio                                         0.64%
-------------------------------------------------------------------------
 The Income Builder Portfolio                                    0.75%
-------------------------------------------------------------------------
 The Dividend Growth Portfolio                                   0.51%
-------------------------------------------------------------------------
 The Capital Growth Portfolio                                    0.65%
-------------------------------------------------------------------------
 The Global Dividend Growth Portfolio                            0.75%
-------------------------------------------------------------------------
 The European Growth Portfolio                                   0.95%(2)
-------------------------------------------------------------------------
 The Pacific Growth Portfolio                                    0.95%(2)
-------------------------------------------------------------------------
 The Equity Portfolio                                            0.49%
-------------------------------------------------------------------------
 The S&P 500 Index Portfolio                                     0.40%(3)
-------------------------------------------------------------------------
 The Competitive Edge "Best Ideas" Portfolio                     0.65%(4)
-------------------------------------------------------------------------
 The Aggressive Equity Portfolio                                 0.75%(5)
-------------------------------------------------------------------------
 The Information Portfolio                                       0.75%(6)
-------------------------------------------------------------------------
 The Strategist Portfolio                                        0.50%
-------------------------------------------------------------------------


(1) The Investment Manager assumed all operating expenses of the Short-Term Bond Portfolio (other than brokerage fees) and waived the compensation provided for that Portfolio in its Management Agreement with the Fund from the Portfolio's commencement of operations on May 4, 1999 until November 4, 1999. As a result, the management fee for the Short-Term Bond Portfolio for the fiscal year ended December 31, 1999 was paid at the annual rate of 0.17% of average daily net assets.
(2)  40% of the Investment Manager's compensation is paid to the Sub-Advisor.

(3) The Investment Manager has permanently undertaken to cap total expenses of the S&P 500 Index Portfolio (other than brokerage fees) at 0.50% of average daily net assets.
(4) The Investment Manager assumed all operating expenses of the Competitive Edge "Best Ideas" Portfolio (other than brokerage fees) and waived the compensation provided for that Portfolio in its Management Agreement with the Fund until April 30, 1999. As a result, the management fee for the Competitive Edge "Best Ideas" Portfolio for the fiscal year ended
     December 31, 1999 was paid at the annual rate of 0.47% of average daily net assets.
(5) The Investment Manager assumed all operating expenses of the Aggressive Equity Portfolio (other than brokerage fees) and waived the compensation provided for that Portfolio in its Management Agreement with the Fund from the Portfolio's commencement of operations on May 4, 1999 until November 4, 1999. As a result, the management fee for the Aggressive Equity Portfolio for the fiscal year ended December 31, 1999 was paid at the annual rate of 0.42% of average daily net assets.
(6) Prior to the date of this PROSPECTUS, the Information Portfolio had not commenced operations. The management fee shown in the table is the contractual fee that the Fund has agreed to pay respecting the Portfolio pursuant to the Fund's Management Agreement with the Investment Manager. In addition, the Investment Manager has agreed to assume all operating expenses (except for brokerage fees) and waive the compensation provided in its Management Agreement until such time as the Portfolio has $50 million of net assets or until six months from the date of the commencement of the Portfolio's operations, whichever occurs first.



                    The following individuals are primarily responsible for the day-to-day management of certain of the Portfolios of the Fund. Except as otherwise noted, each of these individuals has been a primary portfolio manager of the designated Portfolio for over five years or since the inception of the Portfolio (if less than five years) and has been a portfolio manager with the Investment Manager or the Sub-Advisor for over five years.

                    SHORT-TERM BOND PORTFOLIO - Rochelle G. Siegel, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio.

                    QUALITY INCOME PLUS PORTFOLIO - Paula LaCosta, Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio.

                    HIGH YIELD PORTFOLIO - Peter M. Avelar, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio.

                    UTILITIES PORTFOLIO - Edward F. Gaylor, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio, and has been assisted by Ronald B. Silvestri, Vice President of the Investment Manager, since May 2000.

                    INCOME BUILDER PORTFOLIO - Paul D. Vance, Senior Vice President of the Investment Manager, has been a primary portfolio manager of the Portfolio since its inception. Mr. Avelar has been a primary portfolio manager of the Portfolio since January 1998. Catherine Manuscalco, Vice President of the Investment Manager, has been a primary portfolio manager of the Portfolio since August 1999.

                    DIVIDEND GROWTH PORTFOLIO - Mr. Vance is the primary portfolio manager of the Portfolio.

                    CAPITAL GROWTH PORTFOLIO - Peter Hermann, Vice President of the Investment Manager, has been the primary portfolio manager of the Portfolio since May 1996.

                    GLOBAL DIVIDEND GROWTH PORTFOLIO - Mr. Vance has been a primary portfolio manager of the Portfolio since its inception. Matthew T. Haynes, Vice President of the Investment Manager, has been a primary portfolio manager of the Portfolio since May 1997.

                    EUROPEAN GROWTH PORTFOLIO - Jeremy Lodwick, a principal of the Sub-Advisor, has been the primary portfolio manager of the Portfolio since December 1998. Prior to joining the Sub-Advisor, Mr. Lodwick was a portfolio manager with Morgan Grenfell Investment Services Limited for over five years, where he was the Portfolio's primary portfolio manager from April 1994 to April 1998.

                    PACIFIC GROWTH PORTFOLIO - Ashutosh Sinha, Principal of the Sub-Advisor, has been a primary portfolio manager of the Portfolio since November 1998. John R. Alkire, a Managing Director of the Sub-Advisor and President of Morgan Stanley Investment Advisory, Japan, has been a primary portfolio manager of the Portfolio since May 1999. Prior to joining the Sub-Advisor in June 1995, Mr. Sinha was an analyst at SBI Funds Management Ltd. (1993-1995).

                    EQUITY PORTFOLIO - Michelle Kaufman, Senior Vice President of the Investment Manager, has been a primary portfolio manager of the Portfolio since May 1996, and has been the sole primary portfolio manager of the Portfolio since December 1996.

                    S&P 500 INDEX PORTFOLIO - Guy G. Rutherfurd, Jr., Senior Vice President of the Investment Manager, and Kevin Jung, Vice President of the Investment Manager, have been the primary portfolio managers of the Portfolio since May 1999. Prior to that date, Mr. Jung had assisted the former primary portfolio manager of the Portfolio since October 1998. Mr. Rutherfurd has been a portfolio manager with the Investment Manager since February 1997, prior to which time he was Executive Vice President and Chief Investment Officer of Nomura Asset Management (U.S.A.) Inc. (May 1992-February
                    1997). Mr. Jung has been a portfolio manager with the Investment Manager since September 1997, prior to which time he was a Vice President and portfolio manager with UBS Asset Management (NY) Inc. (April 1993-August 1997).

                    COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO - Mark Bavoso, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio.

                    AGGRESSIVE EQUITY PORTFOLIO - Anita H. Kolleeny, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio and co-management is provided by Ms. Kaufman.


                    INFORMATION PORTFOLIO - Mr. Rutherfurd and Armon Bar-Tur, Vice President of the Investment Manager, are the primary portfolio managers of the Portfolio. Mr. Bar-Tur has been a portfolio manager with the Investment Manager since October 1996, prior to which time he was a research analyst with Merrill Lynch Asset Management.



                    STRATEGIST PORTFOLIO - Mr. Bavoso has been the primary portfolio manager of the Portfolio since September 1995.

SHAREHOLDER INFORMATION

[ICON]              PRICING FUND SHARES
--------------------------------------------------------------------------------
                    The price of shares of each Portfolio called "net asset value," is based on the value of its portfolio securities.

                    The net asset value for each Portfolio is calculated once daily at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

                    The value of each Portfolio's securities (other than the Money Market Portfolio) is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager (or, if applicable, the Sub-Advisor) determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the applicable Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price. In addition, with respect to securities that are primarily listed on foreign exchanges, the value of the Portfolio's investment securities may change on days when shareholders will not be able to purchase or sell their shares.

                    An exception to the general policy of using market prices concerns each Portfolio's short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

                    The Money Market Portfolio utilizes amortized cost in determining the value of its portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its acquisition cost rather than market forces.

[ICON]              DISTRIBUTIONS
--------------------------------------------------------------------------------
                    Each Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." Each Portfolio earns income from stocks and/or interest from fixed-income investments. These amounts are passed along to the appropriate Portfolio investors as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

                    Dividends from net investment income and capital gains distributions, if any, are declared and paid as follows:


                                                                                    NET REALIZED
                                                                                    CAPITAL GAINS
                                          DIVIDENDS                                 DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO                   Declared and paid on each day the New     Declared and paid at least once per
                                          York Stock Exchange is open to            calendar year, net short-term gains may
                                          shareholders as of the close of business  be paid more frequently the preceding business day
----------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM BOND, QUALITY INCOME PLUS     Declared and paid monthly                 Declared and paid at least once per year
 AND HIGH YIELD PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
 UTILITIES, INCOME BUILDER, DIVIDEND      Declared and paid quarterly               Declared and paid at least once per
 GROWTH, EQUITY AND STRATEGIST                                                      calendar year
 PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
 CAPITAL GROWTH, EUROPEAN GROWTH, GLOBAL  Declared and paid at least once per       Declared and paid at least once per
 DIVIDEND GROWTH, PACIFIC GROWTH, S&P     calendar year                             calendar year
 500 INDEX, COMPETITIVE EDGE "BEST
 IDEAS," AGGRESSIVE EQUITY AND
 INFORMATION PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------


[ICON]              TAX CONSEQUENCES
--------------------------------------------------------------------------------
                    For information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance contracts, see the accompanying prospectus for the applicable contract.

FINANCIAL HIGHLIGHTS

          The financial highlights table is intended to help you understand the financial performance of each Portfolio's Class X shares for the past 5 fiscal years of the Fund. Prior to May 1, 2000, the Fund issued one Class of shares of each Portfolio, which, as of that date, have been designated Class X shares. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).


          The information for each of the periods through December 31, 1999 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request. The information for the six-month period ended June 30, 2000 is unaudited.



                           NET ASSET
                             VALUE        NET       NET REALIZED   TOTAL FROM
                           BEGINNING   INVESTMENT  AND UNREALIZED  INVESTMENT   DIVIDENDS TO   DISTRIBUTIONS
YEAR ENDED DECEMBER 31     OF PERIOD     INCOME     GAIN (LOSS)    OPERATIONS   SHAREHOLDERS  TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
 MONEY MARKET
-------------------------------------------------------------------------------------------------------------
 1995                        $ 1.00      $0.055        --            $ 0.055      $(0.055)         --
-------------------------------------------------------------------------------------------------------------
 1996                          1.00       0.050        --              0.050       (0.050)         --
-------------------------------------------------------------------------------------------------------------
 1997                          1.00       0.051        --              0.051       (0.051)         --
-------------------------------------------------------------------------------------------------------------
 1998                          1.00       0.051        --              0.051       (0.051)         --
-------------------------------------------------------------------------------------------------------------
 1999                          1.00       0.047        --              0.047       (0.047)         --
-------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------
 SHORT-TERM BOND
-------------------------------------------------------------------------------------------------------------
 1999(c)                      10.00        0.27        $(0.12)          0.15        (0.27)         --
-------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------
 QUALITY INCOME PLUS
-------------------------------------------------------------------------------------------------------------
 1995                          9.45        0.72          1.50           2.22        (0.71)         --
-------------------------------------------------------------------------------------------------------------
 1996                         10.96        0.71         (0.58)          0.13        (0.72)         --
-------------------------------------------------------------------------------------------------------------
 1997                         10.37        0.70          0.40           1.10        (0.70)         --
-------------------------------------------------------------------------------------------------------------
 1998                         10.77        0.68          0.23           0.91        (0.68)         --
-------------------------------------------------------------------------------------------------------------
 1999                         11.00        0.67         (1.14)         (0.47)       (0.67)         --
-------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------
 HIGH YIELD
-------------------------------------------------------------------------------------------------------------
 1995                          6.16        0.80          0.08           0.88        (0.78)         --
-------------------------------------------------------------------------------------------------------------
 1996                          6.26        0.77         (0.06)          0.71        (0.79)         --
-------------------------------------------------------------------------------------------------------------
 1997                          6.18        0.75         (0.06)          0.69        (0.75)         --
-------------------------------------------------------------------------------------------------------------
 1998                          6.12        0.71         (1.05)         (0.34)       (0.71)         --
-------------------------------------------------------------------------------------------------------------
 1999                          5.07        0.68         (0.74)         (0.06)       (0.68)         --
-------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------
 UTILITIES
-------------------------------------------------------------------------------------------------------------
 1995                         11.92        0.53          2.81           3.34        (0.58)         --
-------------------------------------------------------------------------------------------------------------
 1996                         14.68        0.55          0.70           1.25        (0.55)          $(0.04)
-------------------------------------------------------------------------------------------------------------
 1997                         15.34        0.57          3.46           4.03        (0.57)           (0.21)
-------------------------------------------------------------------------------------------------------------
 1998                         18.59        0.57          3.68           4.25        (0.57)           (1.02)
-------------------------------------------------------------------------------------------------------------
 1999                         21.25        0.55          2.08           2.63        (0.55)           (0.43)
-------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------
 INCOME BUILDER
-------------------------------------------------------------------------------------------------------------
 1997(a)                      10.00        0.44          1.76           2.20        (0.44)         --
-------------------------------------------------------------------------------------------------------------
 1998                         11.76        0.56         (0.19)          0.37        (0.56)           (0.11)
-------------------------------------------------------------------------------------------------------------
 1999                         11.46        0.58          0.21           0.79        (0.56)           (0.25)++
-------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------
 DIVIDEND GROWTH
-------------------------------------------------------------------------------------------------------------
 1995                         11.99        0.38          3.89           4.27        (0.41)           (0.26)
-------------------------------------------------------------------------------------------------------------
 1996                         15.59        0.41          3.22           3.63        (0.41)           (0.41)
-------------------------------------------------------------------------------------------------------------
 1997                         18.40        0.41          4.20           4.61        (0.41)           (1.00)
-------------------------------------------------------------------------------------------------------------
 1998                         21.60        0.41          2.58           2.99        (0.41)           (2.05)
-------------------------------------------------------------------------------------------------------------
 1999                         22.13        0.39         (0.55)         (0.16)       (0.39)           (3.26)
-------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------

Further information about the performance of the Portfolios of the Fund is contained in the annual report. See the discussion under the caption "Charges and Other Deductions" in the accompanying prospectus for either the Variable Annuity Contracts or the Variable Life Contracts issued by the applicable insurance company for a description of charges which are applicable thereto. These charges are not reflected in the financial highlights below. Inclusion of any of these charges would reduce the total return figures for all periods shown. The financial highlights table does not cover the Information Portfolio, which had not commenced operations prior to the date of this PROSPECTUS.


                                                                            NET ASSETS AT       RATIOS TO AVERAGE NET ASSETS
                               TOTAL                                           END OF         ---------------------------------
                           DIVIDENDS AND  NET ASSET VALUE                      PERIOD                            NET INVESTMENT
YEAR ENDED DECEMBER 31     DISTRIBUTIONS   END OF PERIOD   TOTAL RETURN+       (000'S)        EXPENSES               INCOME
-------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------------
 1995                         $(0.055)         $ 1.00           5.66%        $  249,787          0.53%                5.52%
-------------------------------------------------------------------------------------------------------------------------------
 1996                          (0.050)           1.00           5.11            340,238          0.52                 4.97
-------------------------------------------------------------------------------------------------------------------------------
 1997                          (0.051)           1.00           5.23            335,578          0.52                 5.10
-------------------------------------------------------------------------------------------------------------------------------
 1998                          (0.051)           1.00           5.18            442,034          0.52                 5.04
-------------------------------------------------------------------------------------------------------------------------------
 1999                          (0.047)           1.00           4.80            435,643          0.52                 4.68
-------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM BOND
-------------------------------------------------------------------------------------------------------------------------------
 1999(c)                        (0.27)           9.88           1.56(1)           3,175          0.62(2)(5)           4.83(2)(5)
-------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------------------------
 QUALITY INCOME PLUS
-------------------------------------------------------------------------------------------------------------------------------
 1995                           (0.71)          10.96          24.30            520,579          0.54                 7.07
-------------------------------------------------------------------------------------------------------------------------------
 1996                           (0.72)          10.37           1.56            474,660          0.53                 6.84
-------------------------------------------------------------------------------------------------------------------------------
 1997                           (0.70)          10.77          11.09            474,990          0.53                 6.71
-------------------------------------------------------------------------------------------------------------------------------
 1998                           (0.68)          11.00           8.67            547,583          0.52                 6.23
-------------------------------------------------------------------------------------------------------------------------------
 1999                           (0.67)           9.86          (4.32)           456,132          0.52                 6.45
-------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------------------------
 HIGH YIELD
-------------------------------------------------------------------------------------------------------------------------------
 1995                           (0.78)           6.26          14.93            154,310          0.54                12.67
-------------------------------------------------------------------------------------------------------------------------------
 1996                           (0.79)           6.18          11.98            259,549          0.51                12.59
-------------------------------------------------------------------------------------------------------------------------------
 1997                           (0.75)           6.12          11.87            368,061          0.53                12.44
-------------------------------------------------------------------------------------------------------------------------------
 1998                           (0.71)           5.07          (6.20)           364,079          0.53                12.27
-------------------------------------------------------------------------------------------------------------------------------
 1999                           (0.68)           4.33          (1.33)           279,683          0.53                14.05
-------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------------------------
 UTILITIES
-------------------------------------------------------------------------------------------------------------------------------
 1995                           (0.58)          14.68          28.65            479,070          0.68                 4.00
-------------------------------------------------------------------------------------------------------------------------------
 1996                           (0.59)          15.34           8.68            440,662          0.67                 3.61
-------------------------------------------------------------------------------------------------------------------------------
 1997                           (0.78)          18.59          27.15            458,134          0.67                 3.48
-------------------------------------------------------------------------------------------------------------------------------
 1998                           (1.59)          21.25          23.76            560,803          0.67                 2.89
-------------------------------------------------------------------------------------------------------------------------------
 1999                           (0.98)          22.90          12.71            580,487          0.67                 2.51
-------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------------------------
 INCOME BUILDER
-------------------------------------------------------------------------------------------------------------------------------
 1997(a)                        (0.44)          11.76          22.38(1)          55,423          0.15(2)(3)           5.73(2)(3)
-------------------------------------------------------------------------------------------------------------------------------
 1998                           (0.67)          11.46           3.21             87,769          0.81                 5.09
-------------------------------------------------------------------------------------------------------------------------------
 1999                           (0.81)          11.44           7.06             81,616          0.81                 4.98
-------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------------------------
 DIVIDEND GROWTH
-------------------------------------------------------------------------------------------------------------------------------
 1995                           (0.67)          15.59          36.38            865,417          0.61                 2.75
-------------------------------------------------------------------------------------------------------------------------------
 1996                           (0.82)          18.40          23.96          1,288,404          0.57                 2.46
-------------------------------------------------------------------------------------------------------------------------------
 1997                           (1.41)          21.60          25.61          1,905,906          0.54                 2.06
-------------------------------------------------------------------------------------------------------------------------------
 1998                           (2.46)          22.13          14.28          2,249,927          0.53                 1.85
-------------------------------------------------------------------------------------------------------------------------------
 1999                           (3.65)          18.32          (2.39)         2,033,814          0.52                 1.82
-------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------------------------


                           PORTFOLIO
                           TURNOVER
YEAR ENDED DECEMBER 31       RATE
-------------------------
 MONEY MARKET
-------------------------
 1995                          N/A
-------------------------
 1996                          N/A
-------------------------
 1997                          N/A
-------------------------
 1998                          N/A
-------------------------
 1999                          N/A
-------------------------
 2000(d)
-------------------------
 SHORT-TERM BOND
-------------------------
 1999(c)                        56%(1)
-------------------------
 2000(d)
-------------------------
 QUALITY INCOME PLUS
-------------------------
 1995                          162
-------------------------
 1996                          182
-------------------------
 1997                          171
-------------------------
 1998                          152
-------------------------
 1999                          119
-------------------------
 2000(d)
-------------------------
 HIGH YIELD
-------------------------
 1995                           58
-------------------------
 1996                           57
-------------------------
 1997                           95
-------------------------
 1998                           93
-------------------------
 1999                           48
-------------------------
 2000(d)
-------------------------
 UTILITIES
-------------------------
 1995                           13
-------------------------
 1996                            9
-------------------------
 1997                           13
-------------------------
 1998                            7
-------------------------
 1999                           10
-------------------------
 2000(d)
-------------------------
 INCOME BUILDER
-------------------------
 1997(a)                        41(1)
-------------------------
 1998                           54
-------------------------
 1999                           43
-------------------------
 2000(d)
-------------------------
 DIVIDEND GROWTH
-------------------------
 1995                           24
-------------------------
 1996                           23
-------------------------
 1997                           28
-------------------------
 1998                           45
-------------------------
 1999                           81
-------------------------
 2000(d)
-------------------------

                           NET ASSET      NET
                             VALUE     INVESTMENT   NET REALIZED   TOTAL FROM
                           BEGINNING     INCOME    AND UNREALIZED  INVESTMENT   DIVIDENDS TO   DISTRIBUTIONS
YEAR ENDED DECEMBER 31     OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS   SHAREHOLDERS  TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------

 CAPITAL GROWTH
-------------------------------------------------------------------------------------------------------------
 1995                        $11.52      $ 0.10        $ 3.68        $ 3.78        $(0.08)         --
-------------------------------------------------------------------------------------------------------------
 1996                         15.22        0.08          1.65          1.73         (0.03)          $(0.27)
-------------------------------------------------------------------------------------------------------------
 1997                         16.65        0.01          3.90          3.91         (0.08)           (2.19)
-------------------------------------------------------------------------------------------------------------
 1998                         18.29       (0.05)         3.59          3.54        --                (1.47)
-------------------------------------------------------------------------------------------------------------
 1999                         20.36       --             6.12          6.12        --                (2.75)
-------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------

 GLOBAL DIVIDEND GROWTH
-------------------------------------------------------------------------------------------------------------
 1995                          9.82        0.24          1.90          2.14         (0.26)           (0.01)
-------------------------------------------------------------------------------------------------------------
 1996                         11.69        0.24          1.75          1.99         (0.24)           (0.31)
-------------------------------------------------------------------------------------------------------------
 1997                         13.13        0.22          1.37          1.59         (0.23)           (0.60)
-------------------------------------------------------------------------------------------------------------
 1998                         13.89        0.24          1.45          1.69         (0.24)           (1.52)
-------------------------------------------------------------------------------------------------------------
 1999                         13.82        0.27          1.71          1.98         (0.29)           (1.07)
-------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------

 EUROPEAN GROWTH
-------------------------------------------------------------------------------------------------------------
 1995                         14.56        0.20          3.50          3.70         (0.19)*          (0.54)
-------------------------------------------------------------------------------------------------------------
 1996                         17.53        0.17          4.91          5.08         (0.04)           (1.01)
-------------------------------------------------------------------------------------------------------------
 1997                         21.56        0.21          3.19          3.40         (0.24)           (1.18)
-------------------------------------------------------------------------------------------------------------
 1998                         23.54        0.15          5.53          5.68         (0.31)           (1.73)
-------------------------------------------------------------------------------------------------------------
 1999                         27.18        0.25          6.91          7.16         (0.19)           (2.68)
-------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------

 PACIFIC GROWTH
-------------------------------------------------------------------------------------------------------------
 1995                          9.26        0.12          0.41          0.53         (0.09)         --
-------------------------------------------------------------------------------------------------------------
 1996                          9.70        0.05          0.32          0.37         (0.11)         --
-------------------------------------------------------------------------------------------------------------
 1997                          9.96        0.12         (3.82)        (3.70)        (0.14)         --
-------------------------------------------------------------------------------------------------------------
 1998                          6.12        0.06         (0.75)        (0.69)        (0.28)         --
-------------------------------------------------------------------------------------------------------------
 1999                          5.15        0.04          3.33          3.37         (0.06)         --
-------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------

 EQUITY
-------------------------------------------------------------------------------------------------------------
 1995                         19.25        0.22          7.92          8.14         (0.25)         --
-------------------------------------------------------------------------------------------------------------
 1996                         27.14        0.16          2.70          2.86         (0.16)           (3.45)
-------------------------------------------------------------------------------------------------------------
 1997                         26.39        0.18          9.27          9.45         (0.18)           (2.08)
-------------------------------------------------------------------------------------------------------------
 1998                         33.58        0.25          9.47          9.72         (0.25)           (4.47)
-------------------------------------------------------------------------------------------------------------
 1999                         38.58        0.22         20.48         20.70         (0.22)           (5.18)
-------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------

                                                                            NET ASSETS AT       RATIOS TO AVERAGE NET ASSETS
                               TOTAL                                           END OF         ---------------------------------
                           DIVIDENDS AND  NET ASSET VALUE                      PERIOD                            NET INVESTMENT
YEAR ENDED DECEMBER 31     DISTRIBUTIONS   END OF PERIOD   TOTAL RETURN+       (000'S)        EXPENSES           INCOME (LOSS)
-------------------------------------------------------------------------------------------------------------------------------

 CAPITAL GROWTH
-------------------------------------------------------------------------------------------------------------------------------
 1995                          $(0.08)         $15.22           32.92%       $   66,995          0.74%                0.70%
-------------------------------------------------------------------------------------------------------------------------------
 1996                           (0.30)          16.65           11.55            86,862          0.73                 0.52
-------------------------------------------------------------------------------------------------------------------------------
 1997                           (2.27)          18.29           24.54           127,100          0.71                 0.01
-------------------------------------------------------------------------------------------------------------------------------
 1998                           (1.47)          20.36           19.63           138,603          0.70                (0.26)
-------------------------------------------------------------------------------------------------------------------------------
 1999                           (2.75)          23.73           33.29           171,251          0.72                 0.02
-------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------------------------

 GLOBAL DIVIDEND GROWTH
-------------------------------------------------------------------------------------------------------------------------------
 1995                           (0.27)          11.69           22.14           205,739          0.88                 2.23
-------------------------------------------------------------------------------------------------------------------------------
 1996                           (0.55)          13.13           17.49           334,821          0.85                 1.94
-------------------------------------------------------------------------------------------------------------------------------
 1997                           (0.83)          13.89           12.04           481,613          0.84                 1.61
-------------------------------------------------------------------------------------------------------------------------------
 1998                           (1.76)          13.82           12.53           484,228          0.84                 1.68
-------------------------------------------------------------------------------------------------------------------------------
 1999                           (1.36)          14.44           14.65           506,929          0.83                 1.90
-------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------------------------

 EUROPEAN GROWTH
-------------------------------------------------------------------------------------------------------------------------------
 1995                           (0.73)          17.53           25.89           188,119          1.17                 1.25
-------------------------------------------------------------------------------------------------------------------------------
 1996                           (1.05)          21.56           29.99           302,422          1.11                 0.97
-------------------------------------------------------------------------------------------------------------------------------
 1997                           (1.42)          23.54           16.07           391,441          1.12                 1.04
-------------------------------------------------------------------------------------------------------------------------------
 1998                           (2.04)          27.18           23.96           510,638          1.11                 0.65
-------------------------------------------------------------------------------------------------------------------------------
 1999                           (2.87)          31.47           29.11           579,705          1.04                 0.87
-------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------------------------

 PACIFIC GROWTH
-------------------------------------------------------------------------------------------------------------------------------
 1995                           (0.09)           9.70            5.74            98,330          1.44                 1.23
-------------------------------------------------------------------------------------------------------------------------------
 1996                           (0.11)           9.96            3.89           144,536          1.37                 1.01
-------------------------------------------------------------------------------------------------------------------------------
 1997                           (0.14)           6.12          (37.70)           68,904          1.44                 1.09
-------------------------------------------------------------------------------------------------------------------------------
 1998                           (0.28)           5.15          (10.40)           52,842          1.51                 0.91
-------------------------------------------------------------------------------------------------------------------------------
 1999                           (0.06)           8.46           66.09           115.927          1.42                 0.85
-------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------------------------

 EQUITY
-------------------------------------------------------------------------------------------------------------------------------
 1995                           (0.25)          27.14           42.53           359,779          0.54                 0.97
-------------------------------------------------------------------------------------------------------------------------------
 1996                           (3.61)          26.39           12.36           521,908          0.54                 0.58
-------------------------------------------------------------------------------------------------------------------------------
 1997                           (2.26)          33.58           37.43           823,090          0.52                 0.61
-------------------------------------------------------------------------------------------------------------------------------
 1998                           (4.72)          38.58           30.45         1,138,413          0.52                 0.73
-------------------------------------------------------------------------------------------------------------------------------
 1999                           (5.40)          53.88           58.59         2,083,071          0.51                 0.54
-------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------------------------


                           PORTFOLIO
                           TURNOVER
YEAR ENDED DECEMBER 31       RATE
-------------------------
 CAPITAL GROWTH
-------------------------
 1995                           34%
-------------------------
 1996                           98
-------------------------
 1997                          139
-------------------------
 1998                          248
-------------------------
 1999                          575
-------------------------
 2000(d)
-------------------------
 GLOBAL DIVIDEND GROWTH
-------------------------
 1995                           55
-------------------------
 1996                           39
-------------------------
 1997                           48
-------------------------
 1998                           52
-------------------------
 1999                           43
-------------------------
 2000(d)
-------------------------
 EUROPEAN GROWTH
-------------------------
 1995                           69
-------------------------
 1996                           43
-------------------------
 1997                           45
-------------------------
 1998                           56
-------------------------
 1999                           55
-------------------------
 2000(d)
-------------------------
 PACIFIC GROWTH
-------------------------
 1995                           53
-------------------------
 1996                           50
-------------------------
 1997                           58
-------------------------
 1998                          112
-------------------------
 1999                          105
-------------------------
 2000(d)
-------------------------
 EQUITY
-------------------------
 1995                          269
-------------------------
 1996                          279
-------------------------
 1997                          145
-------------------------
 1998                          257
-------------------------
 1999                          323
-------------------------
 2000(d)
-------------------------

                           NET ASSET
                             VALUE        NET       NET REALIZED   TOTAL FROM
                           BEGINNING   INVESTMENT  AND UNREALIZED  INVESTMENT   DIVIDENDS TO   DISTRIBUTIONS
YEAR ENDED DECEMBER 31     OF PERIOD     INCOME     GAIN (LOSS)    OPERATIONS   SHAREHOLDERS  TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------

 S&P 500 INDEX
-------------------------------------------------------------------------------------------------------------
 1998(b)                     $10.00      $ 0.06        $ 1.16        $ 1.22        --              --
-------------------------------------------------------------------------------------------------------------
 1999                         11.22        0.06          2.21          2.27        $(0.03)          $(0.03)
-------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------

 COMPETITIVE EDGE "BEST
IDEAS"
-------------------------------------------------------------------------------------------------------------
 1998(b)                      10.00        0.07         (0.25)        (0.18)       --              --
-------------------------------------------------------------------------------------------------------------
 1999                          9.82        0.06          2.56          2.62         (0.07)         --
-------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------

 AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------
 1999(c)                      10.00        0.05          4.55          4.60         (0.03)         --
-------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------

 STRATEGIST
-------------------------------------------------------------------------------------------------------------
 1995                         12.45        0.62          0.49          1.11         (0.67)           (0.44)
-------------------------------------------------------------------------------------------------------------
 1996                         12.45        0.43          1.39          1.82         (0.43)           (0.12)
-------------------------------------------------------------------------------------------------------------
 1997                         13.72        0.45          1.40          1.85         (0.45)           (0.32)
-------------------------------------------------------------------------------------------------------------
 1998                         14.80        0.36          3.40          3.76         (0.36)           (1.56)
-------------------------------------------------------------------------------------------------------------
 1999                         16.64        0.40          2.46          2.86         (0.40)         --
-------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------



Commencement of operations:
(a)  January 21, 1997.
(b)  May 18, 1998.
(c)  May 4, 1999.
(d)  For the six months ended June 30, 2000 (UNAUDITED).
+ Calculated based on the net asset value as of the last business day of the period.
++   Includes distributions from paid-in-capital of $0.02.
*    Includes dividends in excess of net investment income of $0.02.
(1)  Not annualized.
(2)  Annualized.
(3) If the Investment Manager had not assumed all expenses and waived its management fee for the period January 21, 1997 through December 3, 1997 for Income Builder, the ratios of expenses and net investment income to average net assets would have been 0.99% and 4.89%, respectively.
(4) If the Investment Manager had not assumed all expenses and waived its management fee for the period May 18, 1998 through December 31, 1998 for Competitive Edge "Best Ideas" and S&P 500 Index, the ratios of expenses and net investment income to average net assets would have been 0.92% and 0.83%, respectively, for Competitive Edge "Best Ideas" and 0.59% and 1.26%, respectively, for S&P 500 Index.
(5) If the Investment Manager had not assumed all expenses and waived its management fee for the period January 1, 1999 through April 30, 1999 for Competitive Edge "Best Ideas" and for the period May 4, 1999 through November 4, 1999 for Short-Term Bond and Aggressive Equity and for the period January 1, 1999 through January 5, 1999 for S&P 500 Index and "capped" the expenses of S&P 500 Index at 0.50% of its daily net assets for the period January 6, 1999 through December 31, 1999, the ratio of expenses and net investment income (loss) to average net assets would have been 0.77% and 0.51%, respectively, for Competitive Edge "Best Ideas", 2.38% and 3.07%, respectively, for Short-Term Bond, 1.41% and (0.02%), respectively, for Aggressive Equity and 0.48% and 1.02%, respectively, for S&P 500 Index.

                                                                            NET ASSETS AT       RATIOS TO AVERAGE NET ASSETS
                               TOTAL                                           END OF         ---------------------------------
                           DIVIDENDS AND  NET ASSET VALUE                      PERIOD                            NET INVESTMENT
YEAR ENDED DECEMBER 31     DISTRIBUTIONS   END OF PERIOD   TOTAL RETURN+       (000'S)        EXPENSES               INCOME
-------------------------------------------------------------------------------------------------------------------------------

 S&P 500 INDEX
-------------------------------------------------------------------------------------------------------------------------------
 1998(b)                       $--             $11.22          12.20%(1)      $  48,732            --%(4)             1.85%(2)(4)
-------------------------------------------------------------------------------------------------------------------------------
 1999                           (0.06)          13.43          20.23            185,963          0.48(5)              1.03(5)
-------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------------------------

 COMPETITIVE EDGE "BEST
IDEAS"
-------------------------------------------------------------------------------------------------------------------------------
 1998(b)                       --                9.82          (1.90)(1)         36,539            --4                1.74(2)(4)
-------------------------------------------------------------------------------------------------------------------------------
 1999                           (0.07)          12.37          26.88             62,295          0.56(5)              0.72(5)
-------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------------------------

 AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------------
 1999(c)                        (0.03)          14.57          46.08(1)          38,197          0.52(2)(5)           0.86(2)(5)
-------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------------------------

 STRATEGIST
-------------------------------------------------------------------------------------------------------------------------------
 1995                           (1.11)          12.45           9.48            388,579          0.52                 5.03
-------------------------------------------------------------------------------------------------------------------------------
 1996                           (0.55)          13.72          15.02            423,768          0.52                 3.30
-------------------------------------------------------------------------------------------------------------------------------
 1997                           (0.77)          14.80          13.71            497,028          0.52                 3.09
-------------------------------------------------------------------------------------------------------------------------------
 1998                           (1.92)          16.64          26.55            633,934          0.52                 2.32
-------------------------------------------------------------------------------------------------------------------------------
 1999                           (0.40)          19.10          17.35            729,701          0.52                 2.24
-------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-------------------------------------------------------------------------------------------------------------------------------


                           PORTFOLIO
                           TURNOVER
YEAR ENDED DECEMBER 31       RATE
-------------------------
 S&P 500 INDEX
-------------------------
 1998(b)                         2%(1)
-------------------------
 1999                            1
-------------------------
 2000(d)
-------------------------
 COMPETITIVE EDGE "BEST
IDEAS"
-------------------------
 1998(b)                        31(1)
-------------------------
 1999                           54
-------------------------
 2000(d)
-------------------------
 AGGRESSIVE EQUITY
-------------------------
 1999(c)                       108(1)
-------------------------
 2000(d)
-------------------------
 STRATEGIST
-------------------------
 1995                          329
-------------------------
 1996                          153
-------------------------
 1997                          159
-------------------------
 1998                           84
-------------------------
 1999                          120
-------------------------
 2000(d)
-------------------------

NOTES

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 62

NOTES

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                                                                              63

MORGAN STANLEY DEAN WITTER
VARIABLE INVESTMENT SERIES


                    Additional information about each Portfolio's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Fund's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. These reports do not cover the Information Portfolio, which prior to the date of this PROSPECTUS had not commenced operations. The Fund's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Portfolios, or to make shareholder inquiries, please call:


                                           (800) 869-NEWS

                    You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor.


                    Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference
                    Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at
                    (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.


              (THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-3692)

                                                  PROSPECTUS -  NOVEMBER 3, 2000


Morgan Stanley Dean Witter
                                                      VARIABLE INVESTMENT SERIES
                                                                         CLASS Y


Morgan Stanley Dean Witter Variable Investment Series is a mutual fund comprised of 17 separate Portfolios, each with its own distinctive investment objective(s) and policies. The Portfolios are:



                               The Money Market Portfolio         The Global Dividend Growth Portfolio
                               The Short-Term Bond Portfolio      The European Growth Portfolio
                               The Quality Income Plus Portfolio  The Pacific Growth Portfolio
                               The High Yield Portfolio           The Equity Portfolio
                               The Utilities Portfolio            The S&P 500 Index Portfolio
                               The Income Builder Portfolio       The Competitive Edge "Best Ideas" Portfolio
                               The Dividend Growth Portfolio      The Aggressive Equity Portfolio
                               The Capital Growth Portfolio       The Information Portfolio
                                                                  The Strategist Portfolio



Shares of each Portfolio are sold exclusively to certain life insurance companies in connection with particular life insurance and/or annuity contracts they issue. The insurance companies invest in shares of the Portfolios in accordance with instructions received from owners of the applicable life insurance or annuity policy.


This PROSPECTUS must be accompanied by a current prospectus for the variable annuity contracts issued by Northbrook Life Insurance Company, Allstate Life Insurance Company of New York or Glenbrook Life and Annuity Company or a current prospectus for the variable life insurance contracts issued by Northbrook Life Insurance Company or Glenbrook Life and Annuity Company.

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon
    the adequacy of this PROSPECTUS. Any representation to the contrary is a criminal offense.

CONTENTS


Eligible Investors                 ....................................                   1
The Portfolios                     The Money Market Portfolio..........                   2
                                   The Short-Term Bond Portfolio.......                   5
                                   The Quality Income Plus Portfolio...                   7
                                   The High Yield Portfolio............                  10
                                   The Utilities Portfolio.............                  13
                                   The Income Builder Portfolio........                  16
                                   The Dividend Growth Portfolio.......                  19
                                   The Capital Growth Portfolio........                  21
                                   The Global Dividend Growth
                                   Portfolio...........................                  23
                                   The European Growth Portfolio.......                  25
                                   The Pacific Growth Portfolio........                  28
                                   The Equity Portfolio................                  31
                                   The S&P 500 Index Portfolio.........                  34
                                   The Competitive Edge "Best Ideas"
                                   Portfolio...........................                  37
                                   The Aggressive Equity Portfolio.....                  41
                                   The Information Portfolio...........                  43
                                   The Strategist Portfolio............                  45
Additional Investment
Strategy Information               ....................................                  48
Additional Risk Information        ....................................                  49
Portfolio Management               ....................................                  53
Shareholder Information            Pricing Fund Shares.................                  56
                                   Plan of Distribution................                  56
                                   Distributions.......................                  57
                                   Tax Consequences....................                  57
Financial Highlights               ....................................                  58

ELIGIBLE INVESTORS


                    Morgan Stanley Dean Witter Variable Investment Series (the "Fund") is comprised of 17 separate Portfolios (each a "Portfolio"), each with its own distinct investment objective(s) and policies. The Fund is offered exclusively to the following life insurance companies in connection with particular life insurance and/or annuity contracts they offer (the "Contracts"):


                               INSURANCE COMPANY            TYPE OF POLICY
                               ------------------------------------------------------------------------------------
                                       Northbrook Life      Certain Flexible Premium Variable Annuity and Variable
                                     Insurance Company      Life Insurance Contracts
                               ------------------------------------------------------------------------------------
                               Allstate Life Insurance      Certain Flexible Premium Deferred Variable Annuity
                                               Company      Contracts
                               ------------------------------------------------------------------------------------
                                    Glenbrook Life and      Certain Flexible Premium Deferred Variable Annuity
                                       Annuity Company      Contracts and Certain Flexible Premium Variable Life
                                                            Insurance Contracts
                               ------------------------------------------------------------------------------------

                    Shares of each Portfolio are purchased by the life insurance companies at net asset value per share without a sales charge in accordance with instructions received from the owners of the applicable Contract.

                    The Fund also offers Class X shares through a separate prospectus. Class X shares are subject to lower expenses, but are only available through certain eligible Contracts. For more information, contact the insurance company offering the accompanying prospectus.

[Sidebar]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
YIELD
The Portfolio's yield reflects the actual income the Portfolio pays to you expressed as a percentage of the Portfolio share price. Because the Portfolio's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Portfolio's yield will vary.
[End Sidebar]

THE PORTFOLIOS

THE MONEY MARKET PORTFOLIO

[ICON]              INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
                    The Money Market Portfolio seeks high current income, preservation of capital and liquidity.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio invests in high quality, short-term debt obligations. In selecting investments, the "Investment
                    Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Portfolio's share price at $1.00. A mutual fund's share price remaining stable at $1.00 means that the fund would preserve the principal value of the shareholders' investments.

                    The Portfolio's investments are limited, as a matter of fundamental investment policy, which may not be changed without shareholder approval, to the following types of money market instruments:

                                -   commercial paper --                           rated by Standard & Poor's Corporation
                                                                                  ("S&P") in one of the two highest rating
                                                                                  categories or the highest grade by Moody's
                                                                                  Investors Services Inc. ("Moody's") or, if
                                                                                  not rated, issued by a company having an
                                                                                  outstanding debt issue rated at least AA by
                                                                                  S&P or Aa by Moody's;
                                -   corporate obligations --                      rated at least A by S&P or Moody's;
                                -   bank obligations --                           including certificates of deposit, of U.S.-
                                                                                  regulated banks having total assets of
                                                                                  $1 billion or more, and investments secured
                                                                                  by these obligations;
                                -   Eurodollar certificates of deposit --         issued by foreign branches of domestic
                                                                                  banks having assets of $1 billion or more;
                                -   savings institution obligations --            including certificates of deposit of
                                                                                  savings banks and savings and loan
                                                                                  institutions having assets of $1 billion or
                                                                                  more;
                                -   U.S. government securities --                 issued or guaranteed as to principal by the
                                                                                  U.S. government, its agencies or its
                                                                                  instrumentalities;
                                -   insured certificates of deposit --            of banks and saving institutions having
                                                                                  assets of less than $1 billion; and
                                -   repurchase agreements --                      which may be viewed as a type of secured
                                                                                  lending by the Portfolio.

                    The Portfolio may purchase debt obligations that have fixed, variable or floating rates of interest. The interest rates payable on variable rate or floating rate obligations may fluctuate based upon changes in market rates.

                    The Portfolio attempts to balance its objectives of high income, capital preservation and liquidity by investing in securities of varying maturities and risks. The Portfolio does not, however, invest in securities that mature in more than one year from the date of purchase.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objectives.

                    Principal risks of investing in the Portfolio are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

                    The Investment Manager actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short maturities, and repurchase agreements with respect to such obligations.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy.

                    An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Portfolio.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 10 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table shows the average annual returns of the Portfolio's Class X shares over time.
[End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Money Market Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL RETURNS - CALENDAR YEARS*

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  7.93%

'91   5.70%

'92   3.43%

'93   2.75%

'94   3.81%

'95   5.66%

'96   5.11%

'97   5.23%

'98   5.18%

'99   4.80%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 1.94% (quarter ended
                    March 31, 1990) and the lowest return for a calendar quarter was 0.66% (quarter ended June 30, 1993).

                    * The Fund commenced offering Class Y shares of each Portfolio on May 1, 2000. The returns shown in the Chart (and the Table below) are for Class X shares of the Portfolio (which are offered in a separate prospectus). Class X and Class Y shares are invested in the same portfolio of securities. However, the returns for Class Y shares would differ from those of Class X to the extent the Classes have different expenses.

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                               ---------------------------------------------------------------------------------------
                                                                      PAST 1 YEAR      PAST 5 YEARS      PAST 10 YEARS
                               ---------------------------------------------------------------------------------------
                                Money Market Portfolio                   4.80%            5.20%              4.95%
                               ---------------------------------------------------------------------------------------

[Sidebar]
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in value.
[End Sidebar]

THE SHORT-TERM BOND PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Short-Term Bond Portfolio seeks to provide a high level of current income consistent with the preservation of capital.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in bonds issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities (including zero coupon securities), and investment grade corporate and other types of bonds. In selecting portfolio investments, the "Investment Manager,"
                    Morgan Stanley Dean Witter Advisors Inc., considers both domestic and international economic developments, interest rate trends and other factors and seeks to maintain an overall weighted average maturity for the Portfolio of less than three years.

                    MORTGAGE-BACKED SECURITIES. Certain of the U.S. Government securities in which the Portfolio may invest are mortgage-backed securities. One type of mortgage-backed security, in which the Portfolio may invest, is a mortgage pass-through security. These securities represent a participation interest in a pool of residential mortgage loans originated by U.S. Governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates.

                    In addition, the Portfolio may invest up to 25% of its assets in investment grade fixed-income securities issued by foreign governments or corporations. The Portfolio's investments also may include "Rule 144A" fixed-income securities, which are subject to resale restrictions. Up to 5% of the Portfolio's assets may be invested in fixed-income securities rated lower than investment grade, or if unrated of comparable quality as determined by the Investment Manager (commonly known as "junk bonds").

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price and yield will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.


                    Principal risks of investing in the Portfolio are associated with the Portfolio's investments in fixed-income securities. These risks are credit risk and interest rate risk. Credit risk is the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

                    There are also particular risks associated with the Portfolio's investments in mortgage-backed securities. For example mortgage-backed securities are subject to prepayment risk and in some cases may be more volatile and less liquid than other traditional types of debt securities.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.


                    The Portfolio commenced operations on May 3, 1999 and prior to the date of this PROSPECTUS did not have a full calendar year of performance to report.

[Sidebar]
INCOME
An investment objective having the goal of selecting securities to pay out income.
[End Sidebar]

THE QUALITY INCOME PLUS PORTFOLIO

[ICON]              INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
                    The Quality Income Plus Portfolio seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective the Portfolio seeks capital appreciation but only when consistent with its primary objective.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in (i) U.S. Government securities issued or guaranteed as to principal and interest by the U.S.
                    Government, its agencies or instrumentalities, (ii) debt securities (including zero coupon securities), rated at the time of purchase within the three highest bond rating categories by Moody's or S&P or if not rated determined to be of comparable quality by the "Investment Manager," Morgan
                    Stanley Dean Witter Advisors Inc., and (iii) Yankee government bonds rated at the time of purchase within the three highest rating categories of Moody's or S&P or if not rated determined to be of comparable quality by the Investment Manager. Yankee government bonds are U.S. dollar denominated bonds issued by foreign government agencies or instrumentalities (no more than 20% of the Portfolio's assets may be invested in Yankee government bonds). The
                    Portfolio is not limited as to the maturities of the U.S.
                    Government and other debt securities in which it may invest.

                    In making investment decisions for the Portfolio, the Investment Manager considers both domestic and international economic developments, interest rate trends and other factors. The Investment Manager evaluates technical considerations such as the relative supply of and demand for corporate notes and U.S. Treasury and agencies issues before it decides upon an asset allocation. Similarly, the assessment of the strength of individual companies that issue corporate debt and the overall country risk of sovereign debt obligations contribute to the decision-making process.

                    MORTGAGE-BACKED SECURITIES. Certain of the U.S. Government securities in which the Portfolio may invest are mortgage-backed securities. One type of mortgage-backed security, in which the Portfolio may invest, is a mortgage pass-through security. These securities represent a participation interest in a pool of residential mortgage loans originated by U.S. Governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates.

                    BORROWING. In seeking to increase income, the Portfolio may borrow to purchase securities. Such borrowing may not exceed 25% of the Portfolio's total assets.

                    OTHER INVESTMENTS. The Portfolio may invest up to 15% of its assets in Yankee corporate bonds which are rated at the time of purchase within the three highest grades as determined by Moody's or S&P or which, if not rated, are of comparable quality as determined by the Investment Manager. Yankee corporate bonds are U.S. dollar denominated debt securities issued by foreign companies.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

                    There is no assurance that the Portfolio will achieve its investment objectives. The Portfolio's share price and yield will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.


                    A principal risk of investing in the Portfolio is associated with the Portfolio's investments in fixed-income securities. These risks are credit risk and interest rate risk. Credit risk is the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

                    There are also particular risks associated with the Portfolio's investments in mortgage-backed securities. For example mortgage-backed securities are subject to prepayment risk and in some cases may be more volatile and less liquid than other traditional types of debt securities.

                    The Portfolio may borrow money to purchase securities. To the extent that the Portfolio engages in such practice it may be leveraged. Leveraging generally exaggerates the effect on net asset value of any increase or decrease in the market value of the Portfolio's investments.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 10 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table
compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Quality Income Plus Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990   6.84%
'91   18.75%
'92    8.26%
'93   12.99%
'94   -6.63%
'95   24.30%
'96    1.56%
'97   11.09%
'98    8.67%
'99   -4.32%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 8.07% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was -4.83% (quarter ended March 31, 1994).

                    * The Fund commenced offering Class Y shares of each Portfolio on May 1, 2000. The returns shown in the Chart (and the Table below) are for Class X shares of the Portfolio (which are offered in a separate prospectus). Class X and Class Y shares are invested in the same portfolio of securities. However, the returns for Class Y shares would differ from those of Class X to the extent the Classes have different expenses.

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                               ---------------------------------------------------------------------------------------
                                                                      PAST 1 YEAR      PAST 5 YEARS      PAST 10 YEARS
                               ---------------------------------------------------------------------------------------
                                Quality Income Plus Portfolio           -4.32%            7.84%              7.77%
                               ---------------------------------------------------------------------------------------
                                Lehman Brothers Aggregate Bond
                                Index(1)                                -0.82%            7.73%              7.70%
                               ---------------------------------------------------------------------------------------

                               (1)                     The Lehman Brothers Aggregate Bond Index tracks the
                                                       performance of all U.S. Government agency and Treasury
                                                       securities, investment grade corporate debt securities,
                                                       agency mortgage-backed securities and asset-backed
                                                       securities. The performance of the Index does not include
                                                       any expenses, fees or charges. The Index is unmanaged and
                                                       should not be considered an investment.

[Sidebar]
INCOME
An investment objective having the goal of selecting securities to pay out income.
[End Sidebar]

THE HIGH YIELD PORTFOLIO

[ICON]              INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
                    The High Yield Portfolio seeks as a primary objective to provide a high level of current income by investing in a diversified portfolio consisting principally of fixed-income securities, which may include both non-convertible and convertible debt securities and preferred stocks. As a secondary objective the Portfolio will seek capital appreciation, but only when consistent with its primary objective.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in fixed-income securities (including zero coupon securities) rated Baa or lower by Moody's or BBB or lower by S&P or in nonrated securities considered by the Investment
                    Manager to be appropriate investments for the Portfolio.
                    These securities are commonly known as "junk bonds." They may also include "Rule 144A" securities, which are subject to resale restrictions. There are no minimum quality ratings for investments.

                    In making investment decisions the "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., considers an issuer's creditworthiness, economic developments, interest rate trends and other factors it deems relevant. In evaluating an issuer's creditworthiness the Investment Manager relies principally on its own analysis. A security's credit rating is simply one factor that may be considered by the Investment Manager in this regard.

                    In addition to junk bonds, the Portfolio may invest in the following:

                    - Higher rated fixed-income securities -- The Portfolio may invest in securities rated higher than Baa or BBB (or if not rated, determined to be of comparable quality) when the Investment Manager believes that such securities may produce attractive yields.

                    - Foreign securities -- The Portfolio may invest up to 20%
                      of its assets in securities issued by foreign governments and other foreign issuers (including American depository receipts or other similar securities convertible into securities of foreign issuers) but not more than 10% of its assets in these securities may be denominated in foreign currencies.

                    - Unit Offerings -- The Portfolio may purchase units which combine debt securities with equity securities and/or warrants.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

                    There is no assurance that the Portfolio will achieve its investment objectives. The Portfolio's share price and yield will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.


                    A principal risk of investing in the Portfolio is associated with its investments in junk bonds. Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds have been found generally to be less sensitive to changes in prevailing interest rates than higher rated securities

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 10 calendar years.
[End Sidebar]
                    but are more likely to be sensitive to adverse economic changes or individual corporate developments. In addition, all fixed-income securities are subject to two types of risk: credit risk and interest rate risk.

                    The Portfolio is subject to the risks associated with foreign securities. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the High Yield Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -25.54%
'91    58.14%
'92    18.35%
'93    24.13%
'94    -2.47%
'95    14.93%
'96    11.98%
'97    11.87%
'98    -6.20%
'99    -1.33%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 27.00% (quarter ended March 31, 1991) and the lowest return for a calendar quarter was -15.93% (quarter ended December 31, 1990).

                    * The Fund commenced offering Class Y shares of each Portfolio on May 1, 2000. The returns shown in the Chart (and the Table below) are for Class X shares of the Portfolio (which are offered in a separate prospectus). Class X and Class Y shares are invested in the same portfolio of securities. However, the returns for Class Y shares would differ from those of Class X to the extent the Classes have different expenses.

[Sidebar]
AVERAGE ANNUAL TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                               ------------------------------------------------------------------------------------------
                                                                       PAST 1 YEAR        PAST 5 YEARS      PAST 10 YEARS
                               ------------------------------------------------------------------------------------------
                                High Yield Portfolio                      -1.33%             5.91%              8.44%
                               ------------------------------------------------------------------------------------------
                                Lehman Brothers High Yield
                                Index(1)                                  2.39%              9.31%             10.72%
                               ------------------------------------------------------------------------------------------

                               (1)                     The Lehman Brothers High Yield Index tracks the performance of all below investment grade securities which have at least
                                                       $100 million in outstanding issuance, are greater than one year to maturity and are issued in fixed- rate U.S. dollar denominations. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be
                                                       considered an investment.

THE UTILITIES PORTFOLIO

[SIDEBAR]
GROWTH & INCOME
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
[End Sidebar]

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Utilities Portfolio seeks both capital appreciation and current income.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                    The Portfolio will normally invest at least 65% of its total assets in the securities of companies engaged in the utilities industry. These companies are involved in various aspects of the industry, such as communications, and gas and electric energy, but they do not include public broadcasting companies. A company will be considered engaged in the utilities industry if it derives at least 50% of its revenues or earnings from that industry or it devotes at least 50% of its assets to activities in that industry. These may include companies involved in, among other things, telecommunications, computers and other new or emerging technologies, gas and electric energy, water distribution, the Internet and Internet related services. The companies may be traditionally regulated public utilities or fully or partially deregulated utility companies as well as unregulated utility companies.

                    The Portfolio's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., will shift the Portfolio's assets between different segments of the utilities industry and between common stock, other equity securities and investment grade fixed-income securities based on its view of prevailing market, economic and financial conditions. The Portfolio does not have any set policies to concentrate its assets in any particular segment of the utilities industry or any particular type of security. However, the Portfolio's policy to concentrate its assets in the utilities industry is fundamental, and may not be changed without shareholder approval. In selecting common stock and other equity securities, the Investment Manager considers earnings and dividend growth, book value, dividend discount and price/earnings relationships. In addition, the Investment Manager makes continuing assessments of management, the prevailing regulatory framework and industry trends. Computer-based equity selection models also may be used. If the Investment Manager believes favorable conditions for capital growth of equity securities are not prevalent at a particular time, it may allocate the Portfolio's assets predominantly or exclusively to debt securities with the aim of obtaining current income and thus benefitting long-term growth of capital.

                    The Portfolio may invest up to 35% of its assets in U.S. Government securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and in real estate investment trusts (commonly known as "REITs").

                    The Portfolio may invest up to 25% of its assets in foreign securities (including depository receipts). This percentage limitation, however, does not apply to securities of foreign companies that are listed in the U.S. on a national securities exchange.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    The Portfolio invests primarily in securities of companies in the utilities industry. The Portfolio's investments in the utilities industry are impacted by a host of risks particular to that industry. Changing regulation constitutes one of the key industry-specific risks for the Portfolio. State and other regulators monitor and control utility revenues and costs, and therefore may limit utility profits and dividends paid to investors. Regulatory authorities also may restrict a company's access to new markets, thereby diminishing the company's long-term prospects. Individual sectors of the utility market are subject to additional risks. These risks apply to all utility companies -- regulated, fully or partially deregulated and unregulated. For example, telecommunications companies have been affected by technological development leading to increased competition, as well as changing regulation of local and long-distance telephone service and other telecommunications businesses. Certain telecommunications companies have not benefitted from the new competitive climate.

                    Electric utilities may incur unexpected increases in fuel and other operating costs. They are adversely affected when long-term interest rates rise. Long-term borrowings are used to finance most utility investment and rising interest rates lead to higher financing costs and reduced earnings. There are also the considerable costs associated with environmental compliance, nuclear waste clean-up, and safety regulation. Increasingly, regulators are calling upon electric utilities to bear these added costs, and there is a risk that these costs will not be fully recovered through an increase in revenues.

                    Among gas companies, there has been a move to diversify into oil and gas exploration and development, making investment return more sensitive to energy prices. In the case of the water utility sector, the industry is highly fragmented, and most water supply companies find themselves in mature markets, although upgrading of fresh water and waste water systems is an expanding business.

                    The Portfolio's investments in common stock are also subject to the risks that affect all common stocks. In particular, stock prices can fluctuate widely in response to activities specific to the issuer as well as general market economic and political conditions.

                    The Portfolio's investment in fixed-income securities are subject to credit risk and interest rate risk. Credit risk refers to a possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debts. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

                    The Portfolio is subject to the risks associated with foreign securities. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 9 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Utilities Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  20.56%
'92   12.64%
'93   15.69%
'94   -9.02%
'95   28.65%
'96    8.68%
'97   27.15%
'98   23.76%
'99   12.71%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 12.58% (quarter ended December 31, 1997) and the lowest return for a calendar quarter was -8.19% (quarter ended March 31, 1994).

                    * The Fund commenced offering Class Y shares of each Portfolio on May 1, 2000. The returns shown in the Chart (and the Table below) are for Class X shares of the Portfolio (which are offered in a separate prospectus). Class X and Class Y shares are invested in the same portfolio of securities. However, the returns for Class Y shares would differ from those of Class X to the extent the Classes have different expenses.

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                               ----------------------------------------------------------------------------------------
                                                                                                          LIFE OF THE
                                                                                                           PORTFOLIO
                                                                      PAST 1 YEAR      PAST 5 YEARS      (SINCE 3/1/90)
                               ----------------------------------------------------------------------------------------
                                Utilities Portfolio                     12.71%            19.92%            14.25%
                               ----------------------------------------------------------------------------------------
                                S&P 500 Index(1)                        21.04%            28.54%            19.19%
                               ----------------------------------------------------------------------------------------

                               (1)                     The Standard and Poor's-Registered Trademark- 500 Composite
                                                       Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and
                                                       should not be considered an investment.

[Sidebar]
GROWTH & INCOME
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
[End Sidebar]

THE INCOME BUILDER PORTFOLIO

[ICON]              INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
                    The Income Builder Portfolio seeks as a primary objective reasonable income. Growth of capital is the secondary objective.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in income-producing equity securities, including common stock, preferred stock and convertible securities.
                    The "Investment Manager," Morgan Stanley Dean Witter
                    Advisors Inc., uses a value-oriented style in the selection of securities. Investments are normally made primarily in
                    (i) common stocks of large capitalization companies with a record of paying dividends and which in the opinion of the Investment Manager have the potential for maintaining dividends, (ii) preferred stock and (iii) securities convertible into common stocks of small and midcap companies -- including synthetic and enhanced convertibles.
                    The Portfolio's investments may also include "Rule 144A" securities, which are subject to resale restrictions.

                    The Investment Manager follows a "bottom-up" approach in the selection of convertible securities for the Portfolio. Beginning with a universe of about 500 companies, the Investment Manager narrows the focus to small and midcap companies and reviews the issues to determine if the convertible is trading with the underlying equity security. The yield of the underlying equity security is evaluated and company fundamentals are studied to evaluate cash flow, risk/reward balance, valuation and the prospects for growth.

                    The Portfolio may invest up to 25% of its assets in "enhanced" convertible securities. Enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company, in return for reduced participation or a cap on appreciation in the underlying common stock of the issuer which the holder can realize. In addition, in many cases, enhanced convertible securities are convertible into the underlying common stock of the issuer automatically at maturity, unlike traditional convertible securities which are convertible only at the option of the security holder.

                    The Portfolio may invest up to 10% of its assets in "synthetic" convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, "synthetic" convertible securities are preferred stocks or debt obligations of an issuer which are combined with an equity component whose conversion value is based on the value of the common stock of a different issuer or a particular benchmark (which may include a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). In many cases, "synthetic" convertible securities are not convertible prior to maturity, at which time the value of the security is paid in cash by the issuer.

                    The Portfolio may invest up to 20% of its assets in fixed-income securities rated lower than investment grade by S&P or Moody's (but not below B) or if unrated of comparable quality as determined by the Investment Manager (commonly known as "junk bonds"). The 20% limitation is not applicable to convertible securities.

                    The Portfolio may invest up to 35% of its assets in U.S. Government securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and investment grade fixed-income securities (including zero coupon securities), common stocks that do not pay a regular dividend and real estate investment trusts (commonly known as "REITs").

                    The Portfolio may invest up to 25% of its assets in foreign securities (including depository receipts). This percentage limitation, however, does not apply to securities of foreign companies that are listed in the U.S. on a national securities exchange.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objectives. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investing in the Portfolio is associated with its investment in common stocks. In particular the prices of common stocks can fluctuate widely in response to activities specific to the issuer as well as general market, economic and political conditions.

                    The Portfolio is also subject to the risks of investing in convertible securities. These securities may carry risks associated with both common stock and fixed-income securities. In addition, because the convertible securities in which the Portfolio invests are convertible into the common stocks of small and midcap companies, the Portfolio is subject to the specific risks associated with investing in small and midcap companies. Investments in small and medium capitalization companies involve greater risk of volatility than is customarily associated with investments in more established companies as well as certain other additional risks.

                    There are also special risks associated with the Portfolio's investments in "enhanced" and "synthetic" convertible securities. These securities may be more volatile and less liquid than traditional convertible securities.

                    The Portfolio is subject to the risks associated with foreign securities. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 2 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Income Builder Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  3.21%
'99   7.06%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the period shown in the bar chart, the highest return for a calendar quarter was 10.65% (quarter ended June 30, 1999) and the lowest return for a calendar quarter was -10.46% (quarter ended September 30, 1998).

                    * The Fund commenced offering Class Y shares of each Portfolio on May 1, 2000. The returns shown in the Chart (and the Table below) are for Class X shares of the Portfolio (which are offered in a separate prospectus). Class X and Class Y shares are invested in the same portfolio of securities. However, the returns for Class Y shares would differ from those of Class X to the extent the Classes have different expenses.

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                               --------------------------------------------------------------------------------------
                                                                                                        LIFE OF THE
                                                                                                         PORTFOLIO
                                                                                     PAST 1 YEAR      (SINCE 1/21/97)
                               --------------------------------------------------------------------------------------
                                Income Builder Portfolio                                7.06%             10.81%
                               --------------------------------------------------------------------------------------
                                S&P 500 Index(1)                                       21.04%             25.80%
                               --------------------------------------------------------------------------------------

                               (1)                     The Standard and Poor's-Registered Trademark- 500 Composite
                                                       Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and
                                                       should not be considered an investment.

THE DIVIDEND GROWTH PORTFOLIO

[SIDEBAR]
GROWTH & INCOME
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
[End Sidebar]

[ICON]              INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
                    The Dividend Growth Portfolio seeks to provide reasonable current income and long term growth of income and capital.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will invest at least 70% of its total assets in common stock of companies with a record of paying dividends and the potential for increasing dividends. The
                    "Investment Manager," Morgan Stanley Dean Witter Advisors
                    Inc., initially employs a quantitative screening process in an attempt to develop a number of common stocks which are undervalued and which have a record of paying dividends. The
                    Investment Manager then applies qualitative analysis to determine which stocks it believes have the potential to increase dividends and, finally, to determine whether any of the stocks should be added to the Portfolio. The Investment
                    Manager attempts to avoid investment in speculative securities or those with speculative characteristics.

                    The Portfolio may invest up to 30% of its assets in convertible securities, U.S. Government securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and investment grade fixed-income securities (including zero coupon securities). The Portfolio may also invest any amount of its assets in foreign securities (including depository receipts) that are listed in the U.S. on a national securities exchange.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objectives. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investing in the Portfolio is associated with its investments in common stock. In particular the prices of common stock may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 9 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Dividend Growth Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  27.76%
'92    8.16%
'93   14.34%
'94   -3.27%
'95   36.38%
'96   23.96%
'97   25.61%
'98   14.28%
'99   -2.39%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 16.92% (quarter ended June 30, 1997) and the lowest return for a calendar quarter was -11.00% (quarter ended September 30, 1999).

                    * The Fund commenced offering Class Y shares of each Portfolio on May 1, 2000. The returns shown in the Chart (and the Table below) are for Class X shares of the Portfolio (which are offered in a separate prospectus). Class X and Class Y shares are invested in the same portfolio of securities. However, the returns for Class Y shares would differ from those of Class X to the extent the Classes have different expenses.

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                               ----------------------------------------------------------------------------------------
                                                                                                          LIFE OF THE
                                                                                                           PORTFOLIO
                                                                      PAST 1 YEAR      PAST 5 YEARS      (SINCE 3/1/90)
                               ----------------------------------------------------------------------------------------
                                Dividend Growth Portfolio               -2.39%            18.82%            13.04%
                               ----------------------------------------------------------------------------------------
                                S&P 500 Index(1)                        21.04%            28.54%            19.19%
                               ----------------------------------------------------------------------------------------

                               (1)                     The Standard and Poor's-Registered Trademark- 500 Composite
                                                       Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and
                                                       should not be considered an investment.

[Sidebar]
CAPITAL GROWTH
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
[End Sidebar]

THE CAPITAL GROWTH PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Capital Growth Portfolio seeks long term capital growth.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in common stocks. The "Investment Manager," Morgan
                    Stanley Dean Witter Advisors Inc., utilizes a two-stage computerized screening process designed to find companies that demonstrate a history of consistent growth in earnings and revenues over the past several years, and have solid future earnings growth characteristics and attractive valuations. Dividend income is not a consideration in this stock selection process. Companies meeting these requirements are potential candidates for investment by the Portfolio. The Investment Manager may modify the screening process and/or may utilize additional or different screening processes in connection with the Portfolio's investments.

                    The Portfolio may invest up to 35% of its assets in U.S. Government securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, investment grade fixed-income securities (including zero coupon securities), convertible securities, unit offerings involving a combination of a debt security and a convertible security and/or warrant and real estate investment trusts (commonly known as "REITs").

                    The Portfolio may invest up to 25% of its assets in foreign securities (including depository receipts). This percentage limitation, however, does not apply to securities of foreign companies that are listed in the U.S. on a national securities exchange.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investment in the Portfolio is associated with the Portfolio's investments in common stock. In particular the prices of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 8 calendar years.

AVERAGE ANNUAL TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Capital Growth Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992   1.64%
'93   -6.99%
'94   -1.28%
'95   32.92%
'96   11.55%
'97   24.54%
'98   19.63%
'99   33.29%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 27.65% (quarter ended December 31, 1999) and the lowest return for a calendar quarter was -13.95% (quarter ended September 30, 1998).

                    * The Fund commenced offering Class Y shares of each Portfolio on May 1, 2000. The returns shown in the Chart (and the Table below) are for Class X shares of the Portfolio (which are offered in a separate prospectus). Class X and Class Y shares are invested in the same portfolio of securities. However, the returns for Class Y shares would differ from those of Class X to the extent the Classes have different expenses.

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                               ----------------------------------------------------------------------------------------
                                                                                                          LIFE OF THE
                                                                                                           PORTFOLIO
                                                                      PAST 1 YEAR      PAST 5 YEARS      (SINCE 3/1/91)
                               ----------------------------------------------------------------------------------------
                                Capital Growth Portfolio                33.29%            24.11%            15.34%
                               ----------------------------------------------------------------------------------------
                                S&P 500 Index(1)                        21.04%            28.54%            19.62%
                               ----------------------------------------------------------------------------------------

                               (1)                     The Standard and Poor's-Registered Trademark- 500 Composite
                                                       Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and
                                                       should not be considered an investment.

[Sidebar]
GROWTH & INCOME
An investment objective having the goal of selecting securities with the potental to rise in price and pay out income.
[End Sidebar]

THE GLOBAL DIVIDEND GROWTH PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Global Dividend Growth Portfolio seeks to provide reasonable current income and long term growth of income and capital.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in dividend paying equity securities issued by issuers located in various countries around the world. The
                    "Investment Manager," Morgan Stanley Dean Witter Advisors
                    Inc., seeks investments primarily in common stock of companies with a record of paying dividends and potential for increasing dividends. The Portfolio invests in at least three separate countries. The percentage of assets invested in particular geographic sectors will shift from time to time in accordance with the judgement of the Investment
                    Manager.

                    Up to 35% of the Portfolio's assets may be invested as follows:

                    - Convertible securities, U.S. Government securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, fixed-income securities issued by foreign governments and international organizations and investment grade debt securities (including zero coupon securities).

                    - Forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at a specified price with delivery at a specified future date. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of Investment in the Portfolio is associated with the Portfolio's investments in common stocks. In particular, the price of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                    Another principal risk relates to the Portfolio's investments in foreign securities. In particular, foreign security investments may be adversely affected by changes in currency exchange rates. In addition, investments in foreign securities may be adversely affected by among other things political, social and economic developments abroad.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 5 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Global Dividend Growth Portfolio.
                    The Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995  22.04%
'96   17.59%
'97   12.04%
'98   12.53%
'99   14.65%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 17.14% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -12.43% (quarter ended September 30, 1998).

                    * The Fund commenced offering Class Y shares of each Portfolio on May 1, 2000. The returns shown in the Chart (and the Table below) are for Class X shares of the Portfolio (which are offered in a separate prospectus). Class X and Class Y shares are invested in the same portfolio of securities. However, the returns for Class Y shares would differ from those of Class X to the extent the Classes have different expenses.

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                               -------------------------------------------------------------------        LIFE OF THE
                                                                                                           PORTFOLIO
                                                                       PAST 1 YEAR    PAST 5 YEARS      (SINCE 2/23/94)
                               ----------------------------------------------------------------------------------------
                                Global Dividend Growth Portfolio         14.65%          15.71%             13.33%
                               ----------------------------------------------------------------------------------------
                                Morgan Stanley Capital
                                International World Index(1)             24.93%          19.76%             16.79%
                               ----------------------------------------------------------------------------------------


                               (1)                     The Morgan Stanley Capital International World Index (MSCI)
                                                       measures performance from a diverse range of global stock
                                                       markets including the U.S., Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in
                                                       U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking
                                                       into account withholding of taxes by certain foreign
                                                       countries represented in the Index. The Index does not take into account the Portfolio's expenses, fees or charges. The
                                                       Index is unmanaged and should not be considered an
                                                       investment.

[Sidebar]
CAPITAL APPRECIATION
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
[End Sidebar]

THE EUROPEAN GROWTH PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The European Growth Portfolio seeks to maximize the capital appreciation of its investments.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in securities issued by issuers located in European countries. A company is considered located in Europe if
                    (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenue from business in Europe; or (iii) the company's equity securities are traded principally on a stock exchange in Europe. The principal countries in which the Portfolio invests are France, the United Kingdom, Germany, the Netherlands, Spain, Sweden,
                    Switzerland and Italy. The Portfolio invests in at least three separate countries.

                    The Portfolio generally invests principally in equity securities (which may include depository receipts or convertible securities) but may also invest without limitation in fixed-income securities issued or guaranteed by European governments when the "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., or the "Sub-Advisor," Morgan Stanley Dean Witter Investment Management Inc., determine such investments to be appropriate.

                    The Investment Manager and the Sub-Advisor generally invest Portfolio assets in companies they believe have a high rate of earnings growth potential. They also select securities, which in their view, possess, both on an absolute basis and as compared with other securities around the world, attractive price/earnings, price/ cash flow and price/revenue ratios.

                    The Portfolio may invest up to 35% of its assets as follows:

                    - Equity securities issued by non-European issuers, and
                      government and convertible securities issued by non-European governmental or private issuers.

                    - Forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and securities it intends to purchase and the currencies in which they are denominated.


                    The Portfolio may invest up to 5% of its assets in put and call options with respect to foreign currencies. The Portfolio may also purchase and sell stock index futures contracts and options thereon. Stock index futures and options thereon may be used to facilitate trading, to increase the Portfolio's market exposure or to seek to protect against an increase in the prices of securities that may be purchased.


                    The Portfolio may invest in warrants and acquire warrants attached to other securities.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk factor associated with investment in the Portfolio relates to the Portfolio's investments in Europe. In particular, adverse political, social or economic developments in Europe, or in a particular European country, could cause a substantial decline in the value of the Portfolio.

                    The Portfolio's investments in common stock are also subject to the risks that affect all common stocks. In particular, stock prices can fluctuate widely in response to activities specific to the issuer as well as general market economic and political conditions.

                    The conversion to a single European currency by many European countries could potentially adversely affect the value and/or increase the volatility of the Portfolio's investments.

                    In addition, the Portfolio is subject to the risks associated with foreign securities generally. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

                    In addition, the Portfolio's investments in fixed-income securities are subject to two types of risk: credit risk and interest rate risk.

                    The Portfolio is also subject to the risks of investing in convertible securities. These securities may carry risks associated with both common and fixed-income securities.

                    The performance of the Portfolio also will depend on whether the Sub-Advisor is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 8 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the European Growth Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992   3.99%
'93   40.88%
'94    8.36%
'95   25.89%
'96   29.99%
'97   16.07%
'98   23.96%
'99   29.11%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 25.18% (quarter ended December 31, 1999) and the lowest return for a calendar quarter was -15.72% (quarter ended September 30, 1998).

                    * The Fund commenced offering Class Y shares of each Portfolio on May 1, 2000. The returns shown in the Chart (and the Table below) are for Class X shares of the Portfolio (which are offered in a separate prospectus). Class X and Class Y shares are invested in the same portfolio of securities. However, the returns for Class Y shares would differ from those of Class X to the extent the Classes have different expenses.

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                               ----------------------------------------------------------------------------------------
                                                                                                          LIFE OF THE
                                                                                                           PORTFOLIO
                                                                      PAST 1 YEAR      PAST 5 YEARS      (SINCE 3/1/91)
                               ----------------------------------------------------------------------------------------
                                European Growth Portfolio               29.11%            24.90%            19.68%
                               ----------------------------------------------------------------------------------------
                                Morgan Stanley Capital
                                International World Index(1)            24.93%            19.76%            13.95%
                               ----------------------------------------------------------------------------------------


                               (1)                     The Morgan Stanley Capital International World Index (MSCI)
                                                       measures performance from a diverse range of global stock
                                                       markets including the U.S., Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in
                                                       U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking
                                                       into account withholding of taxes by certain foreign
                                                       countries represented in the Index. The Index does not take into account the Portfolio's expenses, fees or charges. The
                                                       Index is unmanaged and should not be considered an
                                                       investment.

[Sidebar]
CAPITAL APPRECIATION
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
[End Sidebar]

THE PACIFIC GROWTH PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Pacific Growth Portfolio seeks to maximize the capital appreciation of its investments.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in common stocks (including depository receipts) and other securities of companies which are (i) organized under the laws of and have a principal place of business in Asia, Australia or New Zealand or (ii) derives at least 50% of their total revenues from business in such areas. The principal Asian countries include: Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, India,
                    Indonesia, Taiwan and South Korea. The Portfolio's assets are invested in at least three countries. The Portfolio may invest more than 25% of its assets in Japan, Hong Kong, South Korea and Taiwan. Thus, the investment performance of the Portfolio may be subject to the social, political and economic events occurring in these countries to a greater extent than other countries.

                    The "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., and the "Sub-Advisor," Morgan Stanley Dean Witter Investment Management Inc., generally invest Portfolio assets in companies they believe have a high rate of earnings growth potential. They also select securities, which in their view, possess, both on an absolute basis and as compared with other securities around the world, attractive price/earnings, price/cash flow and price/revenue ratios.

                    The Portfolio generally invests principally in equity securities but may also invest without limitation in fixed-income obligations issued or guaranteed by an Asian country or Australia or New Zealand when the Investment Manager or the Sub-Advisor determine such investments to be appropriate.

                    The Portfolio may invest up to 35% of its assets as follows:

                    - Equity, fixed-income or convertible securities (including zero coupon securities) of companies located anywhere in the world, including the United States.

                    - Forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with a delivery at a specified future date. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and securities it intends to purchase and the currencies in which they are denominated.

                    The Portfolio may invest up to 5% of its assets in put and call options with respect to foreign currencies.

                    The Portfolio may invest up to 10% of its assets in securities issued by other investment companies. The Investment Manager and/or Sub-Advisor may view these investments as necessary or advisable to participate in certain foreign markets where foreigners are prohibited from investing directly in the securities of individual companies without regulatory approval.

                    The Portfolio may invest in warrants and acquire warrants attached to other securities.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investment in the Portfolio relates to the Portfolio's investments in the Pacific region. In particular, adverse political, social or economic developments in the Pacific region or in a particular Pacific country could cause a substantial decline in the value of the Portfolio.

                    The Portfolio's investments in common stock are also subject to the risks that affect all common stocks. In particular, stock prices can fluctuate widely in response to activities specific to the issuer as well as general market economic and political conditions.

                    In addition, the Portfolio is subject to the risks associated with foreign securities generally. These risks include among other things the possibility that the Portfolio could be adversely affected by changes in currency exchange rates. The Portfolio may invest a substantial portion of its assets in developing countries. These investments carry greater risks than those associated with investment in more developed countries.

                    In addition, the Portfolio's investments in fixed-income securities are subject to two types of risk: credit risk and interest rate risk.

                    The performance of the Portfolio also will depend on whether the Sub-Advisor is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 5 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]
[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Pacific Growth Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995    5.74%
'96     3.89%
'97   -37.70%
'98   -10.40%
'99    66.09%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 25.61% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -27.57% (quarter ended December 31, 1997).

                    * The Fund commenced offering Class Y shares of each Portfolio on May 1, 2000. The returns shown in the Chart (and the Table below) are for Class X shares of the Portfolio (which are offered in a separate prospectus). Class X and Class Y shares are invested in the same portfolio of securities. However, the returns for Class Y shares would differ from those of Class X to the extent the Classes have different expenses.

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                               -------------------------------------------------------------------        LIFE OF THE
                                                                                                           PORTFOLIO
                                                                       PAST 1 YEAR    PAST 5 YEARS      (SINCE 2/23/94)
                               ----------------------------------------------------------------------------------------
                                Pacific Growth Portfolio                 66.09%          0.37%              -0.87%
                               ----------------------------------------------------------------------------------------
                                Morgan Stanley Capital
                                International World Index(1)             24.93%          19.76%             16.79%
                               ----------------------------------------------------------------------------------------


                               (1)                     The Morgan Stanley Capital International World Index (MSCI)
                                                       measures performance from a diverse range of global stock
                                                       markets including the U.S., Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in
                                                       U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking
                                                       into account withholding of taxes by certain foreign
                                                       countries represented in the Index. The Index does not take into account the Portfolio's expenses, fees or charges. The
                                                       Index is unmanaged and should not be considered an
                                                       investment.

[Sidebar]
CAPITAL GROWTH
An investment objective having the goal of selecting securities with the potential to rise in price.
[End Sidebar]

THE EQUITY PORTFOLIO

[ICON]              INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
                    The Equity Portfolio seeks as a primary objective growth of capital through investments in common stocks of companies believed by the Investment Manager to have potential for superior growth. As a secondary objective the Equity
                    Portfolio seeks income but only when consistent with its primary objective.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in equity securities and securities convertible into equity securities. In selecting investments, the "Investment
                    Manager," Morgan Stanley Dean Witter Advisors Inc., may employ valuation models based on various economic and market indicators. The Investment Manager currently utilizes a process, known as sector rotation, that emphasizes industry selection over individual company selection. The Investment
                    Manager invests in those industries that it believes will have the strongest relative earnings growth potential given the projected economic outlook. After selecting the Portfolio's target industries, the Investment Manager then selects specific companies within those industries whose prospects are deemed attractive after assessing company fundamentals and valuation screens.

                    The Investment Manager utilizes a sector rotation process designed to respond to changing economic cycles by proactively investing in industries that the Investment Manager believes to be positioned to benefit from the current phase of the economic cycle. First, the Investment Manager attempts to identify at what stage of the business cycle the economy is in and which industries have historically outperformed the overall market during that stage of the cycle. To accomplish that task, the Investment Manager establishes an economic forecast based on its short term and long term views of the domestic and global economic cycles. As part of this process, the Investment Manager will attempt to identify secular trends, such as shifting demographics or technological developments, that could add clarity to its analysis. Also considered are competitive industry variables, such as supply and demand, pricing trends and new product cycles.

                    The Portfolio may invest up to 35% of its assets in corporate debt securities (including zero coupon securities) rated Aa or better by Moody's or AA or better by S&P, U.S. Government securities, issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and preferred stocks.

                    The Portfolio may invest in securities of Canadian issuers registered under the Securities Exchange Act of 1934 or American Depository Receipts.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objectives. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investment in the Portfolio is associated with the Portfolio's investments in common stock. In particular the price of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions. Stocks of small and medium capitalization companies in which the Portfolio may invest pose greater risk of volatility than is customarily associated with larger established companies as well as certain other additional risks.

                    Another principal risk relates to the Portfolio's investments in fixed-income securities. Fixed-income securities involve credit risk and interest rate risk. Credit risk relates to the possibility that an issuer could default on its obligation to pay principal and/or interest. Interest rate risk relates to the possibility that the value of securities may be adversely affected by fluctuations in interest rates.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 10 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Equity Portfolio. The Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  -3.62%
'91   59.05%
'92    0.05%
'93   19.72%
'94   -4.91%
'95   42.53%
'96   12.36%
'97   37.43%
'98   30.45%
'99   58.59%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 38.61% (quarter ended December 31, 1999) and the lowest return for a calendar quarter was -15.83% (quarter ended September 30, 1990).

                    * The Fund commenced offering Class Y shares of each Portfolio on May 1, 2000. The returns shown in the Chart (and the Table below) are for Class X shares of the Portfolio (which are offered in a separate prospectus). Class X and Class Y shares are invested in the same portfolio of securities. However, the returns for Class Y shares would differ from those of Class X to the extent the Classes have different expenses.

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                               ---------------------------------------------------------------------------------------
                                                                      PAST 1 YEAR      PAST 5 YEARS      PAST 10 YEARS
                               ---------------------------------------------------------------------------------------
                                Equity Portfolio                        58.59%            35.42%            23.04%
                               ---------------------------------------------------------------------------------------
                                S&P 500 Index(1)                        21.04%            28.54%            18.20%
                               ---------------------------------------------------------------------------------------

                               (1)                     The Standard and Poor's-Registered Trademark- 500 Composite
                                                       Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and
                                                       should not be considered an investment.

[Sidebar]
TOTAL RETURN
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
[End Sidebar]

THE S&P 500 INDEX PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The S&P 500 Index Portfolio seeks to provide investment results that before expenses, correspond to the total return
                    (I.E., the combination of capital changes and income) of the Standard & Poor's-Registered Trademark- 500 Composite Stock
                    Price Index.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                    The Portfolio will normally invest at least 80% of its total assets in common stocks included in the S&P 500 Index. The "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., "passively" manages the Portfolio's assets by investing in stocks in approximately the same proportion as they are represented in the S&P 500 Index. For example, where the common stock of a specific company represents five percent of the Index, the Investment Manager typically will invest five percent of the Portfolio's assets in that stock. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States.

                    The Portfolio may purchase and sell stock index futures to simulate investment in the S&P 500. Generally stock index futures may be employed to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes.

                    The Portfolios may invest in securities referred to as SPDRs (known as "spiders") that are designed to track the S&P 500 Index. SPDRs represent an ownership interest in the SPDR Trust, which holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Index. SPDRs trade on the American Stock Exchange like shares of common stock. The Portfolio may invest up to 10% of its total assets in the aggregate in SPDRs.
                             -----------------------------------------

                    "Standard & Poor's-Registered Trademark-,"
                    "S&P-Registered Trademark-," "S&P
                    500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the S&P 500 Index Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Portfolio. (Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investing in the Portfolio is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the issuer, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

                    Another risk of investing in the Portfolio arises from its operation as a "passively" managed index fund. As such, the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from the Portfolio. The Portfolio will remain invested in common stocks even when stock prices are generally falling. Ordinarily, the Investment Manager will not sell the Portfolio's securities except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, or as may be necessary to raise cash to pay Portfolio shareholders who sell (redeem) Portfolio shares.

                    The performance of the S&P 500 is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing which will be borne by the Portfolio and any incremental operating costs borne by the Portfolio (E.G., management fee, transfer agency and accounting costs). Accordingly, the performance of the Portfolio may not correlate directly with the performance of the S&P 500 Index.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows the performance of the Portfolio's Class X shares over the past calendar year.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the S&P 500 Index Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  20.23%


                    Year-to-date total return as of September 30, 2000 was    %.


                    During the period shown in the bar chart, the highest return for a calendar quarter was 14.69% (quarter ended
                    December 31, 1999) and the lowest return for a calendar quarter was -6.32% (quarter ended September 30, 1999).

                    * The Fund commenced offering Class Y shares of each Portfolio on May 1, 2000. The returns shown in the Chart (and the Table below) are for Class X shares of the Portfolio (which are offered in a separate prospectus). Class X and Class Y shares are invested in the same portfolio of securities. However, the returns for Class Y shares would differ from those of Class X to the extent the Classes have different expenses.

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                               --------------------------------------------------------------------------------------
                                                                                                        LIFE OF THE
                                                                                                         PORTFOLIO
                                                                                     PAST 1 YEAR      (SINCE 5/18/98)
                               --------------------------------------------------------------------------------------
                                S&P 500 Index Portfolio                                20.23%             20.29%
                               --------------------------------------------------------------------------------------
                                S&P 500 Index(1)                                       21.04%             20.77%
                               --------------------------------------------------------------------------------------

                               (1)                     The Standard and Poor's-Registered Trademark- 500 Composite
                                                       Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and
                                                       should not be considered an investment.

[Sidebar]
CAPITAL GROWTH
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
[End Sidebar]

THE COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Competitive Edge "Best Ideas" Portfolio seeks long-term capital growth.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 80% of its total assets in common stock of companies included in the "Best
                    Ideas" subgroup of "Global Investing: The Competitive Edge," a research compilation assembled by Morgan Stanley Dean
                    Witter ("MSDW") Equity Research -- and other securities selected by the Portfolio's "Investment Manager," Morgan
                    Stanley Dean Witter Advisors Inc.

                    THE COMPETITIVE EDGE "BEST IDEAS" LIST. MSDW Equity Research is recognized as a world leader in global financial research and provides comprehensive research and in-depth knowledge about general markets and specific companies from around the world. It believes that companies with a sustainable competitive edge in the operations of their businesses are worth more than their weaker competitors. Through its ongoing research and analysis, MSDW Equity Research has developed and undertaken a comprehensive study which it calls "Global Investing: The Competitive Edge" which represents the list of those companies.


                    MSDW Equity Research group's research analysts and strategists presently evaluate approximately 2,100 companies in 21 industry sectors worldwide. An initial comprehensive review was conducted in October 1996 and identified 238 of these companies as having a long-term sustainable competitive advantage in the global arena (the "Competitive Edge List"). The criteria used to select companies that have a global competitive advantage vary according to industry sector. The Competitive Edge List is currently updated quarterly. From the Competitive Edge List, MSDW Equity Research then assembles a subgroup of approximately 40 companies which it considers at that time to be the most attractive investment opportunities of the companies identified as having a long-term sustainable competitive advantage in the global arena (the "Competitive Edge 'Best Ideas' List"). The Competitive Edge "Best Ideas" List is updated continuously.


                    It is the intention of the Investment Manager that generally at least 1% and not more than 5% of the Portfolio's assets will be invested in each company on the Competitive Edge "Best Ideas" List. The Portfolio will purchase any security which is added to the Competitive Edge "Best Ideas" List, and generally will sell a security which is eliminated from the Competitive Edge "Best Ideas" List as soon as practicable after the Competitive Edge "Best Ideas" List has been updated by MSDW Equity Research. Accordingly, securities may be purchased and sold by the Portfolio when such purchases and sales would not be made under traditional investment criteria.

                    The Portfolio may at times purchase securities that are not included on the Competitive Edge "Best Ideas" List but are on the Competitive Edge List or, in the event that the Investment Manager believes that there are no suitable securities on the Competitive Edge List, the Portfolio may purchase securities outside the list. Securities that are not on the Competitive Edge "Best Ideas" List generally will not exceed 35% of the Portfolio's assets.

                    The Portfolio's investments may include forward currency contracts which involve the purchase or sale of a specific amount of foreign currency at a specified price with delivery at a specified future date. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investment in the Portfolio is associated with the Portfolio's investments in common stocks. In particular the prices of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                    The Portfolio invests principally in securities included on the Competitive Edge "Best Ideas" List which currently consists of 40 companies. As a result of the small universe of stocks in which the Portfolio invests it may be subject to greater risks than would a more diversified company. At times the Portfolio may be restricted in its ability to purchase or sell securities on the Competitive Edge "Best Ideas" List as a result of activities of affiliates of the Investment Manager. In addition, performance of the securities included in the List cannot be used to predict the performance of the Portfolio, an actively managed mutual fund.

                    The Competitive Edge "Best Ideas" List is not compiled with any particular client or product in mind and is not, and will not be, compiled with the Portfolio in mind. When selecting the companies for the list, MSDW Equity Research does not take into account country or currency risks, and country or industry sector diversification concerns. MSDW publishes other lists of recommended securities that could be appropriate for Portfolio investors but which will not be used by the Investment Manager for choosing securities for the Portfolio. MSDW Equity Research could at any time cease publishing the Competitive Edge "Best Ideas" List. In that event the Board of Trustees will make a determination of how to proceed in the best interest of shareholders of the Portfolio consistent with the Portfolio's investment objective.

                    The activities of affiliates of the Investment Manager, including but not limited to Dean Witter Reynolds Inc. or Morgan Stanley & Co. Incorporated, may from time to time limit the Portfolio's ability to purchase or sell securities on the Competitive Edge "Best Ideas" List. In addition, the List is available to other clients of MSDW and its affiliates, including the Investment Manager, as well as the Portfolio. The list is also subject to restrictions related to MSDW's other businesses, and particular securities may or may not be on the list due to other business concerns of, or legal restrictions applicable to, MSDW.

                    As a diversified financial services firm, with three primary businesses -- securities, asset management and credit services -- MSDW provides a wide range of financial services to issuers of securities and investors in securities. MSDW and others associated with it may create markets or specialize in, have positions in and affect transactions in securities of companies included on its research lists and may also perform or seek to perform investment banking services for those companies. Within the last three years MSDW may have managed or co-managed public security offerings for companies included on their research lists, and they or their employees may have a long or short position on holdings in the securities, or options on securities, or other related investments of companies included on their research lists.

                    The Portfolio may invest a substantial portion of its assets in foreign securities. Foreign securities investments may be adversely affected by changes in currency exchange rates. In addition, investment in foreign securities may be adversely affected by among other things political, social and economic developments abroad.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows the performance of the Portfolio's Class X shares over the past calendar year.

AVERAGE ANNUAL TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Competitive Edge "Best Ideas"
                    Portfolio. The Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  26.88%


                    Year-to-date total return as of September 30, 2000 was 2.67%.


                    During the period shown in the bar chart, the highest return for a calendar quarter was 18.60% (quarter ended December 31, 1999) and the lowest return for a calendar quarter was 0.10% (quarter ended September 30, 1999).

                    * The Fund commenced offering Class Y shares of each Portfolio on May 1, 2000. The returns shown in the Chart (and the Table below) are for Class X shares of the Portfolio (which are offered in a separate prospectus). Class X and Class Y shares are invested in the same portfolio of securities. However, the returns for Class Y shares would differ from those of Class X to the extent the Classes have different expenses.

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                               --------------------------------------------------------------------------------------
                                                                                                        LIFE OF THE
                                                                                                         PORTFOLIO
                                                                                     PAST 1 YEAR      (SINCE 5/18/98)
                               --------------------------------------------------------------------------------------
                                Competitive Edge "Best Ideas" Portfolio                26.88%             14.46%
                               --------------------------------------------------------------------------------------
                                Morgan Stanley Capital International World
                                Index(1)                                               24.93%             20.93%
                               --------------------------------------------------------------------------------------


                               (1)                     The Morgan Stanley Capital International World Index (MSCI)
                                                       measures performance from a diverse range of global stock
                                                       markets including the U.S., Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in
                                                       U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking
                                                       into account withholding of taxes by certain foreign
                                                       countries represented in the Index. The Index does not take into account the Portfolio's expenses, fees or charges. The
                                                       Index is unmanaged and should not be considered an
                                                       investment.

[Sidebar]
CAPITAL GROWTH
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
[End Sidebar]

THE AGGRESSIVE EQUITY PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Aggressive Equity Portfolio seeks long-term capital growth.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its total assets in common stocks and other equity securities of companies that the "Investment Manager," Morgan Stanley Dean
                    Witter Advisors Inc., believes offer the potential for superior earnings growth. The Portfolio's other equity securities may include preferred stocks, securities convertible into common stock, rights and warrants. No more than 25% of the Portfolio's assets may be invested in foreign equity or fixed-income securities denominated in a foreign currency and traded primarily in non-U.S. markets.

                    The Investment Manager utilizes a process, known as sector rotation, that emphasizes industry selection over individual company selection. The Investment Manager invests in those industries that it believes will have the strongest relative earnings growth potential given the projected economic outlook. After selecting the Portfolio's target industries, the Investment Manager selects specific companies within those industries whose prospects are deemed attractive after assessing company fundamentals and valuation screens. Company selection is based on the Investment Manager's own analysis and research reports as well as analysis from the equity research departments of recognized securities firms. The Investment Manager has no general criteria as to the market capitalization or asset size of the companies selected for investment and, accordingly, the Portfolio may invest in small and medium-sized companies in addition to larger, more established companies.

                    The Investment Manager utilizes a sector rotation process designed to respond to changing economic cycles by proactively investing in industries that the Investment Manager believes to be positioned to benefit from the current phase of the economic cycle. First, the Investment Manager attempts to identify at what stage of the business cycle the economy is in and which industries have historically outperformed the overall market during that stage of the cycle. To accomplish that task, the Investment Manager establishes an economic forecast based on its short term and long term views of the domestic and global economic cycles. As part of this process, the Investment Manager will attempt to identify secular trends, such as shifting demographics or technological developments, that could add clarity to its analysis. Also considered are competitive industry variables, such as supply and demand, pricing trends and new product cycles.

                    The Portfolio may invest up to 35% of its assets as follows:

                    - (a) fixed-income securities of U.S. companies,
                      (b) fixed-income securities of foreign companies and governments and international organizations, (c) U.S. Government securities, issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and (d) real estate investment trusts (commonly known as "REITs"). However, no more than 5% of the Portfolio's assets may be invested in debt securities rated lower than investment grade, or if unrated of comparable quality as determined by the Investment Manager (commonly known as "junk bonds").

                    - Forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at a specified price with delivery at a specified future date. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated.

                    - Put and call options and futures with respect to financial instruments, stock and interest rate indexes and foreign currencies (limit of 5% of its assets for the purchase of put and call options). Options and futures may be used to seek higher returns to seek to protect against a decline in security or currency prices or an increase in prices of securities or currencies that may be purchased.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investment in the Portfolio is associated with the Portfolio's investments in common stocks. In particular, the prices of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                    The Portfolio may invest a substantial portion of its assets in securities issued by small and medium sized companies. Investment in small and medium size companies involves greater risk of volatility than is customarily associated with investment in larger established companies as well as certain other additional risks.

                    The Portfolio is subject to the risks associated with foreign securities. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

                    The Portfolio is also subject to the risks of investing in convertible securities. These securities may carry risks associated with both common stock and fixed-income securities.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.


                    The Portfolio commenced operations on May 3, 1999 and prior to the date of this PROSPECTUS did not have a full calendar year of performance to report.

THE INFORMATION PORTFOLIO



[SIDEBAR]

CAPITAL APPRECIATION


An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.

[End Sidebar]


[ICON]              INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

                    The Information Portfolio seeks long-term capital appreciation.



[ICON]              PRINCIPAL INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

                    The Portfolio will normally invest at least 65% of its total assets in common stocks and investment grade convertible securities of companies located throughout the world that are engaged in the communications and information industry. The Portfolio normally holds common stocks and other equity securities of companies located in at least three countries, one of which is the United States. It may invest up to 50% of its assets in the securities (including depository receipts) of foreign companies; however, it will not invest more than 25% of its assets in any one foreign country. In addition, the Portfolio will not invest more than 10% of its assets in convertible securities. In deciding which securities to buy, hold or sell, the "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., considers business, economic and political conditions.



                    A company is considered to be in the communications and information industry if it derives at least 35% of its revenues or earnings from, or devotes at least 35% of its assets to:



                    - designing, developing, manufacturing, providing or
                      enabling the following products and services: regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer equipment, enabling software, mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; and emerging technologies combining telephone, television and/or computer systems; or



                    - the creation, packaging, distribution, and ownership of
                      entertainment and information programming.



                    The Portfolio may invest up to 35% of its total assets in investment grade corporate fixed-income securities and U.S. government securities. The Portfolio's fixed-income investments may include zero coupon securities.



[ICON]              SUMMARY OF PRINCIPAL RISKS

--------------------------------------------------------------------------------

                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investment in the Portfolio is associated with the Portfolio's investments in common stocks. In particular, the prices of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.



                    The Portfolio concentrates its investments in the communications and information industry. Because of this concentration, the value of the Portfolio's shares may be more volatile than that of mutual funds that do not similarly concentrate their investments. The communications and information industry may be subject to greater changes in governmental policies and governmental regulation than in many other industries in the United States and worldwide. Regulatory approval requirements, ownership restrictions and restrictions on rates of return and types of services that may be offered may materially affect the products and services of this industry. Additionally, the products and services of companies in this industry may be subject to faster obsolescence as a result of greater competition, advancing technological developments, and changing market and consumer preferences. As a result, the securities of companies in this industry may exhibit greater price volatility than those of companies in other industries.



                    The Portfolio is subject to the risks associated with foreign securities. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.



                    The Portfolio is also subject to the risks of investing in convertible securities. These securities may carry risks associated with both common stock and fixed-income securities.



                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.



                    The Portfolio was recently organized and as of the date of this PROSPECTUS had no historical performance to report.

[Sidebar]
TOTAL RETURN
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
[End Sidebar]

THE STRATEGIST PORTFOLIO

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Strategist Portfolio seeks high total investment return through a fully managed investment policy utilizing equity, fixed-income and money market securities and the writing of covered call and put options.

[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                    The "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., will actively allocate the Portfolio's assets among the major asset categories of equity securities, fixed-income securities and money market instruments. Assets are allocated by the Investment Manager based on among other things, its assessment of economic and market trends on different sectors of the market. There is no limit as to the percentage of assets that may be allocated to any one asset class. The Investment Manager does not, however, currently intend to write covered call or put options.

                    Within the equity sector, the Investment Manager actively allocates funds to those economic sectors it expects to benefit from major trends and to individual stocks which it considers to have superior investment potential.

                    Within the fixed-income sector of the market, the Investment Manager seeks to maximize the return on its investments by adjusting maturities and coupon rates as well as by exploiting yield differentials among different types of investment grade bonds, including short-term and intermediate-term bonds.

                    Within the money market sector of the market, the Investment Manager seeks to maximize returns by exploiting spreads among short-term instruments.

                    Securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, investment grade debt securities (including zero coupon securities), U.S. Government securities, real estate investment trusts (commonly known as "REITs") and money market instruments. The Portfolio is not limited as to the maturities of the U.S. government securities and other debt securities in which it may invest.

                    The Portfolio may invest up to 20% of its assets in securities issued by foreign governments and foreign private issuers but not more than 10% of its assets in securities denominated in a foreign currency.

[ICON]              SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investment in the Portfolio is associated with the Portfolio's investments in common stocks. In particular, the prices of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 10 calendar years.
[End Sidebar]

                    The Portfolio's investment in fixed-income securities are subject to credit risk and interest rate risk. Credit risk refers to a possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debts. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

                    The Portfolio is also subject to the risks of investing in convertible securities. These securities may carry risks associated with both common stock and fixed-income securities.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Strategist Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS*

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990   1.56%
'91   28.26%
'92    7.24%
'93   10.38%
'94    3.94%
'95    9.40%
'96   15.02%
'97   13.71%
'98   26.55%
'99   17.35%


                    Year-to-date total return as of September 30, 2000 was 5.79%.


                    During the periods shown in the bar chart, the highest return for a calendar quarter was 17.60% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -8.25% (quarter ended September 30, 1990).
                    * The Fund commenced offering Class Y shares of each Portfolio on May 1, 2000. The returns shown in the Chart (and the Table below) are for Class X shares of the Portfolio (which are offered in a separate prospectus). Class X and Class Y shares are invested in the same portfolio of securities. However, the returns for Class Y shares would differ from those of Class X to the extent the Classes have different expenses.

[Sidebar]
AVERAGE ANNUAL TOTAL RETURNS
This table compares the average annual returns of the Portfolio's Class X shares with those of broad measures of market performance over time.
[End Sidebar]

                               AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
                               ---------------------------------------------------------------------------------------
                                                                      PAST 1 YEAR      PAST 5 YEARS      PAST 10 YEARS
                               ---------------------------------------------------------------------------------------
                                Strategist Portfolio                    17.35%            16.27%            13.04%
                               ---------------------------------------------------------------------------------------
                                S&P 500 Index(1)                        21.04%            28.54%            18.20%
                               ---------------------------------------------------------------------------------------
                                Lehman Brothers Government/
                                Corporate Bond Index(2)                 -2.15%            7.61%              7.65%
                               ---------------------------------------------------------------------------------------

                               (1)                     The Standard and Poor's-Registered Trademark- 500 Composite
                                                       Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and
                                                       should not be considered an investment.
                               (2)                     The Lehman Brothers Government/Corporate Bond Index tracks the performance of government and corporate obligations,
                                                       including U.S. government agency and U.S. treasury
                                                       securities and corporate and yankee bonds, with maturities of one to ten years. The performance of the Index does not include any expenses, fees or charges. The Index is
                                                       unmanaged and should not be considered an investment.

ADDITIONAL INVESTMENT STRATEGY INFORMATION

                    This section provides additional information relating to each Portfolio's principal strategies.

                    INVESTMENT DISCRETION. In pursuing each Portfolio's investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis - and which trading strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted trading strategies while not using others. The Sub-Advisor has a similar degree of discretion.

                    DEFENSIVE INVESTING. Each Portfolio (other than the Money Market Portfolio and the S&P 500 Index Portfolio) may take temporary "defensive" positions in attempting to respond to adverse market conditions. Each Portfolio may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager or Sub-Advisor, as the case may be, believes it advisable to do so. Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit of an upswing in the market. When a Portfolio takes a defensive position, it may not achieve its investment objective(s).

                    INVESTMENT POLICIES. The percentage limitations relating to the composition of a Portfolio apply at the time a Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require a Portfolio to sell any Portfolio security. A Portfolio may change its principal investment strategies without shareholder approval; however you would be notified of any change.


                    PORTFOLIO TURNOVER. Each Portfolio, other than the S&P 500 Index Portfolio and the Competitive Edge "Best Ideas" Portfolio, may engage in active and frequent trading of its portfolio securities. The Financial Highlights Table at the end of this PROSPECTUS shows recent portfolio turnover rates for each Portfolio (other than the Information Portfolio, which prior to the date of this PROSPECTUS had not commenced operations). A portfolio turnover rate of 200%, for example, is equivalent to the Portfolio buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (over 100%) could result in high brokerage costs.

ADDITIONAL RISK INFORMATION

                    This section provides additional information relating to the principal risks of investing in the Portfolios.

                    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

                                            *    *    *

                    The risks set forth below are applicable to a Portfolio only to the extent the Portfolio invests in the investment described. See "The Portfolios" for a description of the investments which each Portfolio may make.

                    FIXED-INCOME SECURITIES. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

                    Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.) Accordingly, a rise in the general level of interest rates may cause the price of a Portfolio's fixed-income securities to fall substantially. As merely illustrative of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.
                               HOW INTEREST RATES AFFECT BOND PRICES

                                                                                       PRICE PER $1,000 OF A BOND IF
                                                                                              INTEREST RATES:
                                                                                 -----------------------------------------
                                                                                     INCREASE                 DECREASE
                                                                                 ----------------         ----------------
                               BOND MATURITY                      COUPON           1%        2%             1%        2%
                               -------------------------------------------------------------------------------------------
                                1 year                             N/A           $1,000    $1,000         $1,000    $1,000
                               -------------------------------------------------------------------------------------------
                                5 years                            5.875%        $  951    $  920         $1,018    $1,054
                               -------------------------------------------------------------------------------------------
                                10 years                            6.00%        $  910    $  853         $1,038    $1,110
                               -------------------------------------------------------------------------------------------
                                30 years                           6.125%        $  841    $  748         $1,093    $1,264
                               -------------------------------------------------------------------------------------------

                    Coupons reflect yields on Treasury securities as of December 31, 1999. The table is not representative of price changes for mortgage-backed securities principally because of prepayments, and it is not representative of junk bonds. In addition, the table is an illustration and does not represent expected yields or share price changes of any Morgan Stanley Dean Witter mutual fund.

                    MORTGAGE-BACKED SECURITIES. Mortgage-backed securities have different risk characteristics than traditional debt securities. Although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

                    Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Investment Manager, could reduce a Portfolio's yield, increase the volatility of the Portfolio and/ or cause a decline in net asset value. Certain mortgage-backed securities in which a Portfolio may invest may be more volatile and less liquid than other traditional types of debt securities.

                    JUNK BONDS. A Portfolio's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the Investment Manager or Sub-Advisor (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The Rule 144A securities could have the effect of increasing the level of Portfolio illiquidity to the extent a Portfolio may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Portfolios to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in a Portfolio's net asset value.

                    SECURITIES RATED IN THE LOWEST INVESTMENT GRADE
                    CATEGORY. Investments in the fixed-income securities rated in the lowest investment grade category by Moody's or S&P may have speculative characteristics and therefore changes in economic or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

                    FOREIGN SECURITIES. Foreign securities involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, a Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

                    Foreign securities (including depository receipts) also have risks related to economic and political developments abroad, including effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

                    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts.

                    The foreign securities in which certain of the Portfolios may invest (in particular the Pacific Growth Portfolio) may be issued by companies located in developing countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have offered greater potential loss (as well as gain) than securities of companies located in developed countries.

                    SMALL & MEDIUM CAPITALIZATION COMPANIES. A Portfolio's investments in smaller and medium sized companies carry more risk than investments in larger companies. While some of a Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter market. The low market liquidity of these securities may have an adverse impact on a Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for a Portfolio to obtain market quotations based on actual trades, for purposes of valuing a Portfolio's securities. Investing in lesser-known, smaller and medium capitalization companies involves greater risk of volatility of a Portfolio's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

                    OPTIONS AND FUTURES. If a Portfolio invests in options and/or futures, its participation in these markets would subject the Portfolio to certain risks. The Investment Manager's or the Sub-Advisor's predictions of movements in the direction of the stock, bond, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

                    FORWARD CURRENCY CONTRACTS. A Portfolio's participation in forward currency contracts also involves risks. If the Investment Manager or Sub-Advisor employs a strategy that does not correlate well with the Portfolio's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Portfolio's volatility and may involve a significant risk.

                    REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs pool investors funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees that are paid by its shareholders. As a result, you will absorb duplicate levels of fees when a Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance.

[Sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.

The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, had approximately $___ billion in assets under management as of September 30, 2000.

[End Sidebar]

PORTFOLIO MANAGEMENT

                    Morgan Stanley Dean Witter Advisors Inc. is the Investment Manager to each Portfolio. Each Portfolio has retained the Investment Manager to provide administrative services, manage its business affairs and (except for the Pacific Growth and European Growth Portfolios) invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.

                    Each of the Pacific Growth and European Growth Portfolios has retained the Investment Manager to supervise the investment of its assets. The Investment Manager has, in turn, contracted with the Sub-Advisor - Morgan Stanley Dean Witter Investment Management Inc. - to invest each Portfolio's assets, including the placing of orders for the purchase and sale of portfolio securities. The Sub-Advisor also is a subsidiary of Morgan Stanley Dean Witter & Co. Its main business office is located at 1221 Avenue of the Americas, New York, NY 10020.


                    Each Portfolio pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to each Portfolio, and for Portfolio expenses assumed by the Investment Manager. The fee is based on the Portfolio's average daily net assets. For the fiscal year ended December 31, 1999, each Portfolio accrued total compensation to the Investment Manager as set forth in the following table.



                                                                                             MANAGEMENT FEES AS A
                                                                                            PERCENTAGE OF AVERAGE
                               NAME OF PORTFOLIO                                               DAILY NET ASSETS
                               -----------------------------------------------------------------------------------
                                The Money Market Portfolio                                           0.50%
                               -----------------------------------------------------------------------------------
                                The Short-Term Bond Portfolio                                        0.45%(1)
                               -----------------------------------------------------------------------------------
                                The Quality Income Plus Portfolio                                    0.50%
                               -----------------------------------------------------------------------------------
                                The High Yield Portfolio                                             0.50%
                               -----------------------------------------------------------------------------------
                                The Utilities Portfolio                                              0.64%
                               -----------------------------------------------------------------------------------
                                The Income Builder Portfolio                                         0.75%
                               -----------------------------------------------------------------------------------
                                The Dividend Growth Portfolio                                        0.51%
                               -----------------------------------------------------------------------------------
                                The Capital Growth Portfolio                                         0.65%
                               -----------------------------------------------------------------------------------
                                The Global Dividend Growth Portfolio                                 0.75%
                               -----------------------------------------------------------------------------------
                                The European Growth Portfolio                                        0.95%(2)
                               -----------------------------------------------------------------------------------
                                The Pacific Growth Portfolio                                         0.95%(2)
                               -----------------------------------------------------------------------------------
                                The Equity Portfolio                                                 0.49%
                               -----------------------------------------------------------------------------------
                                The S&P 500 Index Portfolio                                          0.40%(3)
                               -----------------------------------------------------------------------------------
                                The Competitive Edge "Best Ideas" Portfolio                          0.65%(4)
                               -----------------------------------------------------------------------------------
                                The Aggressive Equity Portfolio                                      0.75%(5)
                               -----------------------------------------------------------------------------------
                                The Information Portfolio                                            0.75%(6)
                               -----------------------------------------------------------------------------------
                                The Strategist Portfolio                                             0.50%
                               -----------------------------------------------------------------------------------


                               (1)                     The Investment Manager assumed all operating expenses of the
                                                       Short-Term Bond Portfolio (other than brokerage fees) and
                                                       waived the compensation provided for that Portfolio in its
                                                       Management Agreement with the Fund from the Portfolio's
                                                       commencement of operations on May 4, 1999 until November 4,
                                                       1999. As a result, the management fee for the Short-Term
                                                       Bond Portfolio for the fiscal year ended December 31, 1999 was paid at the annual rate of 0.17% of average daily net
                                                       assets.

                               (2)                     40% of the Investment Manager's compensation is paid to the
                                                       Sub-Advisor.
                               (3)                     The Investment Manager has permanently undertaken to cap
                                                       total expenses of the S&P 500 Index Portfolio (other than
                                                       brokerage fees) at 0.50% of average daily net assets.
                               (4)                     The Investment Manager assumed all operating expenses of the
                                                       Competitive Edge "Best Ideas" Portfolio (other than
                                                       brokerage fees) and waived the compensation provided for
                                                       that Portfolio in its Management Agreement with the Fund
                                                       until April 30, 1999. As a result, the management fee for
                                                       the Competitive Edge "Best Ideas" Portfolio for the fiscal year ended December 31, 1999 was paid at the annual rate of
                                                       0.47% of average daily net assets.
                               (5)                     The Investment Manager assumed all operating expenses of the
                                                       Aggressive Equity Portfolio (other than brokerage fees) and waived the compensation provided for that Portfolio in its
                                                       Management Agreement with the Fund from the Portfolio's
                                                       commencement of operations on May 4, 1999 until November 4,
                                                       1999. As a result, the management fee for the Aggressive
                                                       Equity Portfolio for the fiscal year ended December 31, 1999 was paid at the annual rate of 0.42% of average daily net
                                                       assets.
                               (6)                     Prior to the date of this PROSPECTUS, the Information
                                                       Portfolio had not commenced operations. The management fee shown in the table is the contractual fee that the Fund has agreed to pay respecting the Portfolio pursuant to the
                                                       Fund's Management Agreement with the Investment Manager. In addition, the Investment Manager has agreed to assume all
                                                       operating expenses (except for brokerage and 12b-1 fees) and waive the compensation provided in its Management Agreement until such time as the Portfolio has $50 million of net
                                                       assets or until six months from the date of the commencement of the Portfolio's operations, whichever occurs first.


                    The following individuals are primarily responsible for the day-to-day management of certain of the Portfolios of the Fund. Except as otherwise noted, each of these individuals has been a primary portfolio manager of the designated Portfolio for over five years or since the inception of the Portfolio (if less than five years) and has been a portfolio manager with the Investment Manager or the Sub-Advisor for over five years.

                    SHORT-TERM BOND PORTFOLIO - Rochelle G. Siegel, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio.

                    QUALITY INCOME PLUS PORTFOLIO - Paula LaCosta, Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio.

                    HIGH YIELD PORTFOLIO - Peter M. Avelar, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio.

                    UTILITIES PORTFOLIO - Edward F. Gaylor, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio, and has been assisted by Ronald B. Silvestri, Vice President of the Investment Manager, since May 2000.

                    INCOME BUILDER PORTFOLIO - Paul D. Vance, Senior Vice President of the Investment Manager, has been a primary portfolio manager of the Portfolio since its inception. Mr. Avelar has been a primary portfolio manager of the Portfolio since January 1998. Catherine Manuscalco, Vice President of the Investment Manager, has been a primary portfolio manager of the Portfolio since August 1999.

                    DIVIDEND GROWTH PORTFOLIO - Mr. Vance is the primary portfolio manager of the Portfolio.

                    CAPITAL GROWTH PORTFOLIO - Peter Hermann, Vice President of the Investment Manager, has been the primary portfolio manager of the Portfolio since May 1996.

                    GLOBAL DIVIDEND GROWTH PORTFOLIO - Mr. Vance has been a primary portfolio manager of the Portfolio since its inception. Matthew T. Haynes, Vice President of the Investment Manager, has been a primary portfolio manager of the Portfolio since May 1997.

                    EUROPEAN GROWTH PORTFOLIO - Jeremy Lodwick, a principal of the Sub-Advisor, has been the primary portfolio manager of the Portfolio since December 1998. Prior to joining the Sub-Advisor, Mr. Lodwick was a portfolio manager with Morgan Grenfell Investment Services Limited for over five years, where he was the Portfolio's primary portfolio manager from April 1994 to April 1998.

                    PACIFIC GROWTH PORTFOLIO - Ashutosh Sinha, Principal of the Sub-Advisor, has been a primary portfolio manager of the Portfolio since November 1998. John R. Alkire, a Managing Director of the Sub-Advisor and President of Morgan Stanley Investment Advisory, Japan, has been a primary portfolio manager of the Portfolio since May 1999. Prior to joining the Sub-Advisor in June 1995, Mr. Sinha was an analyst at SBI Funds Management Ltd. (1993-1995).

                    EQUITY PORTFOLIO - Michelle Kaufman, Senior Vice President of the Investment Manager, has been a primary portfolio manager of the Portfolio since May 1996, and has been the sole primary portfolio manager of the Portfolio since December 1996.

                    S&P 500 INDEX PORTFOLIO - Guy G. Rutherfurd, Jr., Senior Vice President of the Investment Manager, and Kevin Jung, Vice President of the Investment Manager, have been the primary portfolio managers of the Portfolio since May 1999. Prior to that date, Mr. Jung had assisted the former primary portfolio manager of the Portfolio since October 1998. Mr. Rutherfurd has been a portfolio manager with the Investment Manager since February 1997, prior to which time he was Executive Vice President and Chief Investment Officer of Nomura Asset Management (U.S.A.) Inc. (May 1992-February
                    1997). Mr. Jung has been a portfolio manager with the Investment Manager since September 1997, prior to which time he was a Vice President and portfolio manager with UBS Asset Management (NY) Inc. (April 1993-August 1997).

                    COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO - Mark Bavoso, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio.

                    AGGRESSIVE EQUITY PORTFOLIO - Anita H. Kolleeny, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio and co-management is provided by Ms. Kaufman.


                    INFORMATION PORTFOLIO - Mr. Rutherfurd and Armon Bar-Tur, Vice President of the Investment Manager, are the primary portfolio managers of the Portfolio. Mr. Bar-Tur has been a portfolio manager with the Investment Manager since October 1996, prior to which time he was a research analyst with Merrill Lynch Asset Management.


                    STRATEGIST PORTFOLIO - Mr. Bavoso has been the primary portfolio manager of the Portfolio since September 1995.

SHAREHOLDER INFORMATION

[ICON]              PRICING FUND SHARES
--------------------------------------------------------------------------------
                    The price of shares of each Portfolio called "net asset value," is based on the value of its portfolio securities.

                    The net asset value for each Portfolio is calculated once daily at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

                    The value of each Portfolio's securities (other than the Money Market Portfolio) is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager (or, if applicable, the Sub-Advisor) determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the applicable Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price. In addition, with respect to securities that are primarily listed on foreign exchanges, the value of the Portfolio's investment securities may change on days when shareholders will not be able to purchase or sell their shares.

                    An exception to the general policy of using market prices concerns each Portfolio's short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

                    The Money Market Portfolio utilizes amortized cost in determining the value of its portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its acquisition cost rather than market forces.

[ICON]              PLAN OF DISTRIBUTION
--------------------------------------------------------------------------------

                    Each Portfolio has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. Class Y shares of each Portfolio are subject to a distribution (12b-1) fee of 0.25% of the average daily net assets of the Class. The Plan allows Class Y shares of each Portfolio to bear distribution fees in connection with the sale and distribution of Class Y shares. It also allows each Portfolio to pay for services to Class Y shareholders. Because these fees are paid out of the assets of each Portfolio's Class Y shares on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

[ICON]              DISTRIBUTIONS
--------------------------------------------------------------------------------
                    Each Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." Each Portfolio earns income from stocks and/or interest from fixed-income investments. These amounts are passed along to the appropriate Portfolio investors as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

                    Dividends from net investment income and capital gains distributions, if any, are declared and paid as follows:


                                                                                           NET REALIZED
                                                                                           CAPITAL GAINS
                                                             DIVIDENDS                     DISTRIBUTIONS
                               --------------------------------------------------------------------------------------
                                MONEY MARKET PORTFOLIO       Declared and paid on each     Declared and paid at least
                                                             day the New York Stock        once per calendar year,
                                                             Exchange is open to           net short-term gains may
                                                             shareholders as of the        be paid more frequently
                                                             close of business the
                                                             preceding business day
                               --------------------------------------------------------------------------------------
                                SHORT-TERM BOND, QUALITY     Declared and paid monthly     Declared and paid at least
                                INCOME PLUS AND HIGH                                       once per year
                                YIELD PORTFOLIOS
                               --------------------------------------------------------------------------------------
                                UTILITIES, INCOME            Declared and paid             Declared and paid at least
                                BUILDER, DIVIDEND GROWTH,    quarterly                     once per calendar year
                                EQUITY AND STRATEGIST
                                PORTFOLIOS
                               --------------------------------------------------------------------------------------
                                CAPITAL GROWTH, EUROPEAN     Declared and paid at least    Declared and paid at least
                                GROWTH, GLOBAL DIVIDEND      once per calendar year        once per calendar year
                                GROWTH, PACIFIC GROWTH,
                                S&P 500 INDEX,
                                COMPETITIVE EDGE "BEST
                                IDEAS," AGGRESSIVE EQUITY
                                AND INFORMATION
                                PORTFOLIOS
                               --------------------------------------------------------------------------------------


[ICON]              TAX CONSEQUENCES
--------------------------------------------------------------------------------
                    For information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance contracts, see the accompanying prospectus for the applicable contract.

FINANCIAL HIGHLIGHTS

          The financial highlights table is intended to help you understand the financial performance of each Portfolio's Class X shares for the past 5 fiscal years of the Fund. The Fund commenced offering Class Y shares of each Portfolio on May 1, 2000. Prior to that date, the Fund issued one Class of shares of each Portfolio, which, as of May 1, 2000, have been designated Class X shares. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

          The information for each of the periods through December 31, 1999 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request. The information for the six-month period ended June 30, 2000 is unaudited.



                                            NET ASSET
                                              VALUE        NET        NET REALIZED    TOTAL FROM
                                            BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO    DISTRIBUTIONS
YEAR ENDED DECEMBER 31,                     OF PERIOD     INCOME      GAIN (LOSS)     OPERATIONS   SHAREHOLDERS   TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET
---------------------------------------------------------------------------------------------------------------------------------
 1995                                        $ 1.00       $0.055         --            $ 0.055        $(0.055)        --
---------------------------------------------------------------------------------------------------------------------------------
 1996                                          1.00        0.050         --              0.050         (0.050)        --
---------------------------------------------------------------------------------------------------------------------------------
 1997                                          1.00        0.051         --              0.051         (0.051)        --
---------------------------------------------------------------------------------------------------------------------------------
 1998                                          1.00        0.051         --              0.051         (0.051)        --
---------------------------------------------------------------------------------------------------------------------------------
 1999                                          1.00        0.047         --              0.047         (0.047)        --
---------------------------------------------------------------------------------------------------------------------------------
 2000(d)
---------------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM BOND
---------------------------------------------------------------------------------------------------------------------------------
 1999(c)                                      10.00         0.27         $(0.12)          0.15          (0.27)        --
---------------------------------------------------------------------------------------------------------------------------------
 2000(d)
---------------------------------------------------------------------------------------------------------------------------------
 QUALITY INCOME PLUS
---------------------------------------------------------------------------------------------------------------------------------
 1995                                          9.45         0.72           1.50           2.22          (0.71)        --
---------------------------------------------------------------------------------------------------------------------------------
 1996                                         10.96         0.71          (0.58)          0.13          (0.72)        --
---------------------------------------------------------------------------------------------------------------------------------
 1997                                         10.37         0.70           0.40           1.10          (0.70)        --
---------------------------------------------------------------------------------------------------------------------------------
 1998                                         10.77         0.68           0.23           0.91          (0.68)        --
---------------------------------------------------------------------------------------------------------------------------------
 1999                                         11.00         0.67          (1.14)         (0.47)         (0.67)        --
---------------------------------------------------------------------------------------------------------------------------------
 2000(d)
---------------------------------------------------------------------------------------------------------------------------------
 HIGH YIELD
---------------------------------------------------------------------------------------------------------------------------------
 1995                                          6.16         0.80           0.08           0.88          (0.78)        --
---------------------------------------------------------------------------------------------------------------------------------
 1996                                          6.26         0.77          (0.06)          0.71          (0.79)        --
---------------------------------------------------------------------------------------------------------------------------------
 1997                                          6.18         0.75          (0.06)          0.69          (0.75)        --
---------------------------------------------------------------------------------------------------------------------------------
 1998                                          6.12         0.71          (1.05)         (0.34)         (0.71)        --
---------------------------------------------------------------------------------------------------------------------------------
 1999                                          5.07         0.68          (0.74)         (0.06)         (0.68)        --
---------------------------------------------------------------------------------------------------------------------------------
 2000(d)
---------------------------------------------------------------------------------------------------------------------------------
 UTILITIES
---------------------------------------------------------------------------------------------------------------------------------
 1995                                         11.92         0.53           2.81           3.34          (0.58)        --
---------------------------------------------------------------------------------------------------------------------------------
 1996                                         14.68         0.55           0.70           1.25          (0.55)         $(0.04)
---------------------------------------------------------------------------------------------------------------------------------
 1997                                         15.34         0.57           3.46           4.03          (0.57)          (0.21)
---------------------------------------------------------------------------------------------------------------------------------
 1998                                         18.59         0.57           3.68           4.25          (0.57)          (1.02)
---------------------------------------------------------------------------------------------------------------------------------
 1999                                         21.25         0.55           2.08           2.63          (0.55)          (0.43)
---------------------------------------------------------------------------------------------------------------------------------
 2000(d)
---------------------------------------------------------------------------------------------------------------------------------
 INCOME BUILDER
---------------------------------------------------------------------------------------------------------------------------------
 1997(a)                                      10.00         0.44           1.76           2.20          (0.44)        --
---------------------------------------------------------------------------------------------------------------------------------
 1998                                         11.76         0.56          (0.19)          0.37          (0.56)          (0.11)
---------------------------------------------------------------------------------------------------------------------------------
 1999                                         11.46         0.58           0.21           0.79          (0.56)          (0.25)++
---------------------------------------------------------------------------------------------------------------------------------
 2000(d)
---------------------------------------------------------------------------------------------------------------------------------
 DIVIDEND GROWTH
---------------------------------------------------------------------------------------------------------------------------------
 1995                                         11.99         0.38           3.89           4.27          (0.41)          (0.26)
---------------------------------------------------------------------------------------------------------------------------------
 1996                                         15.59         0.41           3.22           3.63          (0.41)          (0.41)
---------------------------------------------------------------------------------------------------------------------------------
 1997                                         18.40         0.41           4.20           4.61          (0.41)          (1.00)
---------------------------------------------------------------------------------------------------------------------------------
 1998                                         21.60         0.41           2.58           2.99          (0.41)          (2.05)
---------------------------------------------------------------------------------------------------------------------------------
 1999                                         22.13         0.39          (0.55)         (0.16)         (0.39)          (3.26)
---------------------------------------------------------------------------------------------------------------------------------
 2000(d)
---------------------------------------------------------------------------------------------------------------------------------

Further information about the performance of the Portfolios of the Fund is contained in the annual report. See the discussion under the caption "Charges and Other Deductions" in the accompanying prospectus for either the Variable Annuity Contracts or the Variable Life Contracts issued by the applicable insurance company for a description of charges which are applicable thereto. These charges are not reflected in the financial highlights below. Inclusion of any of these charges would reduce the total return figures for all periods shown. The financial highlights table does not cover the Information Portfolio, which had not commenced operations prior to the date of this PROSPECTUS.



                                                                          NET ASSETS AT   RATIOS TO AVERAGE NET ASSETS
                            TOTAL                                            END OF       -----------------------------   PORTFOLIO
                        DIVIDENDS AND   NET ASSET VALUE                      PERIOD                     NET INVESTMENT    TURNOVER
YEAR ENDED DECEMBER 31, DISTRIBUTIONS    END OF PERIOD    TOTAL RETURN+      (000'S)       EXPENSES         INCOME          RATE
-----------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------------
 1995                      $(0.055)         $ 1.00             5.66%       $  249,787        0.53%            5.52%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
 1996                       (0.050)           1.00             5.11           340,238        0.52             4.97           N/A
-----------------------------------------------------------------------------------------------------------------------------------
 1997                       (0.051)           1.00             5.23           335,578        0.52             5.10           N/A
-----------------------------------------------------------------------------------------------------------------------------------
 1998                       (0.051)           1.00             5.18           442,034        0.52             5.04           N/A
-----------------------------------------------------------------------------------------------------------------------------------
 1999                       (0.047)           1.00             4.80           435,643        0.52             4.68           N/A
-----------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-----------------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM BOND
-----------------------------------------------------------------------------------------------------------------------------------
 1999(c)                     (0.27)           9.88             1.56(1)          3,175        0.62(2)(5)       4.83(2)(5)      56%(1)
-----------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-----------------------------------------------------------------------------------------------------------------------------------
 QUALITY INCOME PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 1995                        (0.71)          10.96            24.30           520,579        0.54             7.07           162
-----------------------------------------------------------------------------------------------------------------------------------
 1996                        (0.72)          10.37             1.56           474,660        0.53             6.84           182
-----------------------------------------------------------------------------------------------------------------------------------
 1997                        (0.70)          10.77            11.09           474,990        0.53             6.71           171
-----------------------------------------------------------------------------------------------------------------------------------
 1998                        (0.68)          11.00             8.67           547,583        0.52             6.23           152
-----------------------------------------------------------------------------------------------------------------------------------
 1999                        (0.67)           9.86            (4.32)          456,132        0.52             6.45           119
-----------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-----------------------------------------------------------------------------------------------------------------------------------
 HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------------
 1995                        (0.78)           6.26            14.93           154,310        0.54            12.67            58
-----------------------------------------------------------------------------------------------------------------------------------
 1996                        (0.79)           6.18            11.98           259,549        0.51            12.59            57
-----------------------------------------------------------------------------------------------------------------------------------
 1997                        (0.75)           6.12            11.87           368,061        0.53            12.44            95
-----------------------------------------------------------------------------------------------------------------------------------
 1998                        (0.71)           5.07            (6.20)          364,079        0.53            12.27            93
-----------------------------------------------------------------------------------------------------------------------------------
 1999                        (0.68)           4.33            (1.33)          279,683        0.53            14.05            48
-----------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-----------------------------------------------------------------------------------------------------------------------------------
 UTILITIES
-----------------------------------------------------------------------------------------------------------------------------------
 1995                        (0.58)          14.68            28.65           479,070        0.68             4.00            13
-----------------------------------------------------------------------------------------------------------------------------------
 1996                        (0.59)          15.34             8.68           440,662        0.67             3.61             9
-----------------------------------------------------------------------------------------------------------------------------------
 1997                        (0.78)          18.59            27.15           458,134        0.67             3.48            13
-----------------------------------------------------------------------------------------------------------------------------------
 1998                        (1.59)          21.25            23.76           560,803        0.67             2.89             7
-----------------------------------------------------------------------------------------------------------------------------------
 1999                        (0.98)          22.90            12.71           580,487        0.67             2.51            10
-----------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-----------------------------------------------------------------------------------------------------------------------------------
 INCOME BUILDER
-----------------------------------------------------------------------------------------------------------------------------------
 1997(a)                     (0.44)          11.76            22.38(1)         55,423        0.15(2)(3)       5.73(2)(3)      41(1)
-----------------------------------------------------------------------------------------------------------------------------------
 1998                        (0.67)          11.46             3.21            87,769        0.81             5.09            54
-----------------------------------------------------------------------------------------------------------------------------------
 1999                        (0.81)          11.44             7.06            81,616        0.81             4.98            43
-----------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-----------------------------------------------------------------------------------------------------------------------------------
 DIVIDEND GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
 1995                        (0.67)          15.59            36.38           865,417        0.61             2.75            24
-----------------------------------------------------------------------------------------------------------------------------------
 1996                        (0.82)          18.40            23.96         1,288,404        0.57             2.46            23
-----------------------------------------------------------------------------------------------------------------------------------
 1997                        (1.41)          21.60            25.61         1,905,906        0.54             2.06            28
-----------------------------------------------------------------------------------------------------------------------------------
 1998                        (2.46)          22.13            14.28         2,249,927        0.53             1.85            45
-----------------------------------------------------------------------------------------------------------------------------------
 1999                        (3.65)          18.32            (2.39)        2,033,814        0.52             1.82            81
-----------------------------------------------------------------------------------------------------------------------------------
 2000(d)
-----------------------------------------------------------------------------------------------------------------------------------

                                            NET ASSET      NET
                                              VALUE     INVESTMENT    NET REALIZED    TOTAL FROM
                                            BEGINNING     INCOME     AND UNREALIZED   INVESTMENT   DIVIDENDS TO    DISTRIBUTIONS
YEAR ENDED DECEMBER 31                      OF PERIOD     (LOSS)      GAIN (LOSS)     OPERATIONS   SHAREHOLDERS   TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------

 CAPITAL GROWTH
---------------------------------------------------------------------------------------------------------------------------------
 1995                                        $11.52       $ 0.10         $ 3.68         $ 3.78        $(0.08)         --
---------------------------------------------------------------------------------------------------------------------------------
 1996                                         15.22         0.08           1.65           1.73         (0.03)          $(0.27)
---------------------------------------------------------------------------------------------------------------------------------
 1997                                         16.65         0.01           3.90           3.91         (0.08)           (2.19)
---------------------------------------------------------------------------------------------------------------------------------
 1998                                         18.29        (0.05)          3.59           3.54        --                (1.47)
---------------------------------------------------------------------------------------------------------------------------------
 1999                                         20.36        --              6.12           6.12        --                (2.75)
---------------------------------------------------------------------------------------------------------------------------------
 2000(d)
---------------------------------------------------------------------------------------------------------------------------------

 GLOBAL DIVIDEND GROWTH
---------------------------------------------------------------------------------------------------------------------------------
 1995                                          9.82         0.24           1.90           2.14         (0.26)           (0.01)
---------------------------------------------------------------------------------------------------------------------------------
 1996                                         11.69         0.24           1.75           1.99         (0.24)           (0.31)
---------------------------------------------------------------------------------------------------------------------------------
 1997                                         13.13         0.22           1.37           1.59         (0.23)           (0.60)
---------------------------------------------------------------------------------------------------------------------------------
 1998                                         13.89         0.24           1.45           1.69         (0.24)           (1.52)
---------------------------------------------------------------------------------------------------------------------------------
 1999                                         13.82         0.27           1.71           1.98         (0.29)           (1.07)
---------------------------------------------------------------------------------------------------------------------------------
 2000(d)
---------------------------------------------------------------------------------------------------------------------------------

 EUROPEAN GROWTH
---------------------------------------------------------------------------------------------------------------------------------
 1995                                         14.56         0.20           3.50           3.70         (0.19)*          (0.54)
---------------------------------------------------------------------------------------------------------------------------------
 1996                                         17.53         0.17           4.91           5.08         (0.04)           (1.01)
---------------------------------------------------------------------------------------------------------------------------------
 1997                                         21.56         0.21           3.19           3.40         (0.24)           (1.18)
---------------------------------------------------------------------------------------------------------------------------------
 1998                                         23.54         0.15           5.53           5.68         (0.31)           (1.73)
---------------------------------------------------------------------------------------------------------------------------------
 1999                                         27.18         0.25           6.91           7.16         (0.19)           (2.68)
---------------------------------------------------------------------------------------------------------------------------------
 2000(d)
---------------------------------------------------------------------------------------------------------------------------------

 PACIFIC GROWTH
---------------------------------------------------------------------------------------------------------------------------------
 1995                                          9.26         0.12           0.41           0.53         (0.09)         --
---------------------------------------------------------------------------------------------------------------------------------
 1996                                          9.70         0.05           0.32           0.37         (0.11)         --
---------------------------------------------------------------------------------------------------------------------------------
 1997                                          9.96         0.12          (3.82)         (3.70)        (0.14)         --
---------------------------------------------------------------------------------------------------------------------------------
 1998                                          6.12         0.06          (0.75)         (0.69)        (0.28)         --
---------------------------------------------------------------------------------------------------------------------------------
 1999                                          5.15         0.04           3.33           3.37         (0.06)         --
---------------------------------------------------------------------------------------------------------------------------------
 2000(d)
---------------------------------------------------------------------------------------------------------------------------------

 EQUITY
---------------------------------------------------------------------------------------------------------------------------------
 1995                                         19.25         0.22           7.92           8.14         (0.25)         --
---------------------------------------------------------------------------------------------------------------------------------
 1996                                         27.14         0.16           2.70           2.86         (0.16)           (3.45)
---------------------------------------------------------------------------------------------------------------------------------
 1997                                         26.39         0.18           9.27           9.45         (0.18)           (2.08)
---------------------------------------------------------------------------------------------------------------------------------
 1998                                         33.58         0.25           9.47           9.72         (0.25)           (4.47)
---------------------------------------------------------------------------------------------------------------------------------
 1999                                         38.58         0.22          20.48          20.70         (0.22)           (5.18)
---------------------------------------------------------------------------------------------------------------------------------
 2000(d)
---------------------------------------------------------------------------------------------------------------------------------

                                                                         NET ASSETS AT   RATIOS TO AVERAGE NET ASSETS
                           TOTAL                                            END OF       -----------------------------   PORTFOLIO
                       DIVIDENDS AND   NET ASSET VALUE                      PERIOD                     NET INVESTMENT    TURNOVER
YEAR ENDED DECEMBER 31 DISTRIBUTIONS    END OF PERIOD    TOTAL RETURN+      (000'S)       EXPENSES      INCOME (LOSS)      RATE
----------------------------------------------------------------------------------------------------------------------------------

 CAPITAL GROWTH
----------------------------------------------------------------------------------------------------------------------------------
 1995                      $(0.08)         $15.22            32.92%       $   66,995        0.74%            0.70%           34%
----------------------------------------------------------------------------------------------------------------------------------
 1996                       (0.30)          16.65            11.55            86,862        0.73             0.52            98
----------------------------------------------------------------------------------------------------------------------------------
 1997                       (2.27)          18.29            24.54           127,100        0.71             0.01           139
----------------------------------------------------------------------------------------------------------------------------------
 1998                       (1.47)          20.36            19.63           138,603        0.70            (0.26)          248
----------------------------------------------------------------------------------------------------------------------------------
 1999                       (2.75)          23.73            33.29           171,251        0.72             0.02           575
----------------------------------------------------------------------------------------------------------------------------------
 2000(d)
----------------------------------------------------------------------------------------------------------------------------------

 GLOBAL DIVIDEND
GROWTH
----------------------------------------------------------------------------------------------------------------------------------
 1995                       (0.27)          11.69            22.14           205,739        0.88             2.23            55
----------------------------------------------------------------------------------------------------------------------------------
 1996                       (0.55)          13.13            17.49           334,821        0.85             1.94            39
----------------------------------------------------------------------------------------------------------------------------------
 1997                       (0.83)          13.89            12.04           481,613        0.84             1.61            48
----------------------------------------------------------------------------------------------------------------------------------
 1998                       (1.76)          13.82            12.53           484,228        0.84             1.68            52
----------------------------------------------------------------------------------------------------------------------------------
 1999                       (1.36)          14.44            14.65           506,929        0.83             1.90            43
----------------------------------------------------------------------------------------------------------------------------------
 2000(d)
----------------------------------------------------------------------------------------------------------------------------------

 EUROPEAN GROWTH
----------------------------------------------------------------------------------------------------------------------------------
 1995                       (0.73)          17.53            25.89           188,119        1.17             1.25            69
----------------------------------------------------------------------------------------------------------------------------------
 1996                       (1.05)          21.56            29.99           302,422        1.11             0.97            43
----------------------------------------------------------------------------------------------------------------------------------
 1997                       (1.42)          23.54            16.07           391,441        1.12             1.04            45
----------------------------------------------------------------------------------------------------------------------------------
 1998                       (2.04)          27.18            23.96           510,638        1.11             0.65            56
----------------------------------------------------------------------------------------------------------------------------------
 1999                       (2.87)          31.47            29.11           579,705        1.04             0.87            55
----------------------------------------------------------------------------------------------------------------------------------
 2000(d)
----------------------------------------------------------------------------------------------------------------------------------

 PACIFIC GROWTH
----------------------------------------------------------------------------------------------------------------------------------
 1995                       (0.09)           9.70             5.74            98,330        1.44             1.23            53
----------------------------------------------------------------------------------------------------------------------------------
 1996                       (0.11)           9.96             3.89           144,536        1.37             1.01            50
----------------------------------------------------------------------------------------------------------------------------------
 1997                       (0.14)           6.12           (37.70)           68,904        1.44             1.09            58
----------------------------------------------------------------------------------------------------------------------------------
 1998                       (0.28)           5.15           (10.40)           52,842        1.51             0.91           112
----------------------------------------------------------------------------------------------------------------------------------
 1999                       (0.06)           8.46            66.09           115,927        1.42             0.85           105
----------------------------------------------------------------------------------------------------------------------------------
 2000(d)
----------------------------------------------------------------------------------------------------------------------------------

 EQUITY
----------------------------------------------------------------------------------------------------------------------------------
 1995                       (0.25)          27.14            42.53           359,779        0.54             0.97           269
----------------------------------------------------------------------------------------------------------------------------------
 1996                       (3.61)          26.39            12.36           521,908        0.54             0.58           279
----------------------------------------------------------------------------------------------------------------------------------
 1997                       (2.26)          33.58            37.43           823,090        0.52             0.61           145
----------------------------------------------------------------------------------------------------------------------------------
 1998                       (4.72)          38.58            30.45         1,138,413        0.52             0.73           257
----------------------------------------------------------------------------------------------------------------------------------
 1999                       (5.40)          53.88            58.59         2,083,071        0.51             0.54           323
----------------------------------------------------------------------------------------------------------------------------------
 2000(d)
----------------------------------------------------------------------------------------------------------------------------------

                                            NET ASSET
                                              VALUE        NET        NET REALIZED    TOTAL FROM
                                            BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO    DISTRIBUTIONS
YEAR ENDED DECEMBER 31                      OF PERIOD     INCOME      GAIN (LOSS)     OPERATIONS   SHAREHOLDERS   TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------

 S&P 500 INDEX
---------------------------------------------------------------------------------------------------------------------------------
 1998(b)                                     $10.00        $0.06         $ 1.16         $ 1.22        --              --
---------------------------------------------------------------------------------------------------------------------------------
 1999                                         11.22         0.06           2.21           2.27        $(0.03)          $(0.03)
---------------------------------------------------------------------------------------------------------------------------------
 2000(d)
---------------------------------------------------------------------------------------------------------------------------------

 COMPETITIVE EDGE "BEST IDEAS"
---------------------------------------------------------------------------------------------------------------------------------
 1998(b)                                      10.00         0.07          (0.25)         (0.18)       --              --
---------------------------------------------------------------------------------------------------------------------------------
 1999                                          9.82         0.06           2.56           2.62         (0.07)         --
---------------------------------------------------------------------------------------------------------------------------------
 2000(d)
---------------------------------------------------------------------------------------------------------------------------------

 AGGRESSIVE EQUITY
---------------------------------------------------------------------------------------------------------------------------------
 1999(c)                                      10.00         0.05           4.55           4.60         (0.03)         --
---------------------------------------------------------------------------------------------------------------------------------
 2000(d)
---------------------------------------------------------------------------------------------------------------------------------

 STRATEGIST
---------------------------------------------------------------------------------------------------------------------------------
 1995                                         12.45         0.62           0.49           1.11         (0.67)           (0.44)
---------------------------------------------------------------------------------------------------------------------------------
 1996                                         12.45         0.43           1.39           1.82         (0.43)           (0.12)
---------------------------------------------------------------------------------------------------------------------------------
 1997                                         13.72         0.45           1.40           1.85         (0.45)           (0.32)
---------------------------------------------------------------------------------------------------------------------------------
 1998                                         14.80         0.36           3.40           3.76         (0.36)           (1.56)
---------------------------------------------------------------------------------------------------------------------------------
 1999                                         16.64         0.40           2.46           2.86         (0.40)         --
---------------------------------------------------------------------------------------------------------------------------------
 2000(d)
---------------------------------------------------------------------------------------------------------------------------------
Commencement of operations:



(a)                     January 21, 1997.
(b)                     May 18, 1998.
(c)                     May 4, 1999.
(d)                     For the six months ended June 30, 2000 (UNAUDITED).
+                       Calculated based on the net asset value as of the last
                        business day of the period.
++                      Includes distributions from paid-in-capital of $0.02.
*                       Includes dividends in excess of net investment income of
                        $0.02.
(1)                     Not annualized.
(2)                     Annualized.
(3)                     If the Investment Manager had not assumed all expenses and waived its management fee for the period January 21, 1997
                        through December 3, 1997 for Income Builder, the ratios of expenses and net investment income to average net assets
                        would have been 0.99% and 4.89%, respectively.
(4)                     If the Investment Manager had not assumed all expenses and waived its management fee for the period May 18, 1998
                        through December 31, 1998 for Competitive Edge "Best Ideas"
                        and S&P 500 Index, the ratios of expenses and net investment income to average net assets would have been 0.92% and
                        0.83%, respectively, for Competitive Edge "Best Ideas" and
                        0.59% and 1.26%, respectively, for S&P 500 Index.
(5)                     If the Investment Manager had not assumed all expenses and waived its management fee for the period January 1, 1999
                        through April 30, 1999 for Competitive Edge "Best Ideas" and for the period May 4, 1999 through November 4, 1999 for
                        Short-Term Bond and Aggressive Equity and for the period
                        January 1, 1999 through January 5, 1999 for S&P 500 Index
                        and "capped" the expenses of S&P 500 Index at 0.50% of its daily net assets for the period January 6, 1999 through
                        December 31, 1999, the ratio of expenses and net investment income (loss) to average net assets would have been 0.77%
                        and 0.51%, respectively, for Competitive Edge "Best Ideas",
                        2.38% and 3.07%, respectively, for Short-Term Bond, 1.41%
                        and (0.02%), respectively, for Aggressive Equity and 0.48%
                        and 1.02%, respectively, for S&P 500 Index.

                                                                         NET ASSETS AT   RATIOS TO AVERAGE NET ASSETS
                           TOTAL                                            END OF       -----------------------------   PORTFOLIO
                       DIVIDENDS AND   NET ASSET VALUE                      PERIOD                     NET INVESTMENT    TURNOVER
YEAR ENDED DECEMBER 31 DISTRIBUTIONS    END OF PERIOD    TOTAL RETURN+      (000'S)       EXPENSES         INCOME          RATE
----------------------------------------------------------------------------------------------------------------------------------

 S&P 500 INDEX
----------------------------------------------------------------------------------------------------------------------------------
 1998(b)                   --              $11.22            12.20%(1)     $ 48,732           --(4)         1.85%(2)(4)       2%(1)
----------------------------------------------------------------------------------------------------------------------------------
 1999                       (0.06)          13.43            20.23          185,963         0.48%(5)        1.03(5)           1
----------------------------------------------------------------------------------------------------------------------------------
 2000(d)
----------------------------------------------------------------------------------------------------------------------------------

 COMPETITIVE EDGE
"BEST IDEAS"
----------------------------------------------------------------------------------------------------------------------------------
 1998(b)                   --                9.82            (1.90)(1)       36,539           --(4)         1.74(2)(4)       31(1)
----------------------------------------------------------------------------------------------------------------------------------
 1999                       (0.07)          12.37            26.88           62,295         0.56(5)         0.72(5)          54
----------------------------------------------------------------------------------------------------------------------------------
 2000(d)
----------------------------------------------------------------------------------------------------------------------------------

 AGGRESSIVE EQUITY
----------------------------------------------------------------------------------------------------------------------------------
 1999(c)                    (0.03)          14.57            46.08(1)        38,197         0.52(2)(5)      0.86(2)(5)      108(1)
----------------------------------------------------------------------------------------------------------------------------------
 2000(d)
----------------------------------------------------------------------------------------------------------------------------------

 STRATEGIST
----------------------------------------------------------------------------------------------------------------------------------
 1995                       (1.11)          12.45             9.48          388,579         0.52            5.03            329
----------------------------------------------------------------------------------------------------------------------------------
 1996                       (0.55)          13.72            15.02          423,768         0.52            3.30            153
----------------------------------------------------------------------------------------------------------------------------------
 1997                       (0.77)          14.80            13.71          497,028         0.52            3.09            159
----------------------------------------------------------------------------------------------------------------------------------
 1998                       (1.92)          16.64            26.55          633,934         0.52            2.32             84
----------------------------------------------------------------------------------------------------------------------------------
 1999                       (0.40)          19.10            17.35          729,701         0.52            2.24            120
----------------------------------------------------------------------------------------------------------------------------------
 2000(d)
----------------------------------------------------------------------------------------------------------------------------------

NOTES

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
NOTES

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                                                                              65

MORGAN STANLEY DEAN WITTER
VARIABLE INVESTMENT SERIES


                    Additional information about each Portfolio's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Fund's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. These reports do not cover the Information Portfolio, which prior to the date of this PROSPECTUS had not commenced operations. The Fund's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Portfolios, or to make shareholder inquiries, please call:


                                           (800) 869-NEWS

                    You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor.

                    Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference
                    Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at
                    (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

              (THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-3692)

                                                      MORGAN STANLEY DEAN WITTER
                                                                        VARIABLE
STATEMENT OF ADDITIONAL INFORMATION                                   INVESTMENT

NOVEMBER 3, 2000                                                          SERIES


----------------------------------------------------------------------------

    -THE MONEY MARKET PORTFOLIO

    -THE SHORT-TERM BOND PORTFOLIO

    -THE QUALITY INCOME PLUS PORTFOLIO

    -THE HIGH YIELD PORTFOLIO

    -THE UTILITIES PORTFOLIO

    -THE INCOME BUILDER PORTFOLIO

    -THE DIVIDEND GROWTH PORTFOLIO

    -THE CAPITAL GROWTH PORTFOLIO

    -THE GLOBAL DIVIDEND GROWTH PORTFOLIO

    -THE EUROPEAN GROWTH PORTFOLIO

    -THE PACIFIC GROWTH PORTFOLIO

    -THE EQUITY PORTFOLIO

    -THE S&P 500 INDEX PORTFOLIO

    -THE COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO

    -THE AGGRESSIVE EQUITY PORTFOLIO


    -THE INFORMATION PORTFOLIO



    -THE STRATEGIST PORTFOLIO



    This STATEMENT OF ADDITIONAL INFORMATION for the Morgan Stanley Dean Witter Variable Investment Series (the "Fund") is not a PROSPECTUS. The Fund's Class X PROSPECTUS and the Fund's Class Y PROSPECTUS (each dated November 3, 2000) provide the basic information you should know before allocating your investment under your variable annuity contract or your variable life contract. Either PROSPECTUS may be obtained without charge from the Fund at its address or telephone number listed below or from the Fund's Distributor, Morgan Stanley Dean Witter Distributors Inc., or from Dean Witter Reynolds at any of its branch offices.


Morgan Stanley Dean Witter
Variable Investment Series
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


I.     Fund History........................................................    4
II.    Description of the Fund and Its Investments and Risks...............    4
       A.   Classification.................................................    4
       B.   Eligible Purchasers............................................    4
       C.   Investment Strategies and Risks................................    4
       D.   Fund Policies/Investment Restrictions..........................   17
       E.   Portfolio Turnover.............................................   21
III.   Management of the Fund..............................................   21
       A.   Board of Trustees..............................................   21
       B.   Management Information.........................................   21
       C.   Compensation...................................................   26
IV.    Control Persons and Principal Holders of Securities.................   28
V.     Investment Management and Other Services............................   28
       A.   Investment Manager and Sub-Advisor.............................   28
       B.   Principal Underwriter..........................................   30
       C.   Services Provided by the Investment Manager and Sub-Advisor....   30
       D.   Rule 12b-1 Plan................................................   32
       E.   Other Service Providers........................................   33
       F.   Codes of Ethics................................................   33
VI.    Brokerage Allocation and Other Practices............................   33
       A.   Brokerage Transactions.........................................   33
       B.   Commissions....................................................   34
       C.   Brokerage Selection............................................   37
       D.   Directed Brokerage.............................................   38
       E.   Regular Broker-Dealers.........................................   38
VII.   Capital Stock and Other Securities..................................   40
VIII.  Purchase, Redemption and Pricing of Shares..........................   41
       A.   Purchase/Redemption of Shares..................................   41
       B.   Offering Price.................................................   42
IX.    Taxation of the Portfolios and Shareholders.........................   44
X.     Underwriters........................................................   45
XI.    Calculation of Performance Data.....................................   45
XII.   Financial Statements................................................   49
       Appendix--Ratings of Corporate Debt Instruments Investments.........  159

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CONTRACT"--Variable annuity contract and/or variable life insurance contract issued by Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company and Paragon Life Insurance Company.

"CONTRACT OWNERS"--Owners of a Contract.


"CUSTODIAN"--The Bank of New York for each Portfolio other than the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the INFORMATION PORTFOLIO. The Chase Manhattan Bank for the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO.


"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"DISTRIBUTOR"--Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"FINANCIAL ADVISOR"--Morgan Stanley Dean Witter authorized financial services representatives.


"FUND"--Morgan Stanley Dean Witter Variable Investment Series, a registered open-end series investment company currently consisting of seventeen Portfolios.



"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.



"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.


"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

"MORGAN STANLEY DEAN WITTER FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor; and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW SERVICES COMPANY"--Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"PORTFOLIO(S)"--The separate investment portfolio(s) of the Fund.

"SUB-ADVISOR"--Morgan Stanley Dean Witter Investment Management Inc., a subsidiary of MSDW (only applicable to the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO).

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

"TRUSTEES"--The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------

    The Fund was organized under the laws of the Commonwealth of Massachusetts on February 25, 1983 under the name Dean Witter Variable Annuity Investment Series and is a trust of the type commonly referred to as a Massachusetts Business Trust. Effective February 23, 1988, the Fund's name was changed to Dean Witter Variable Investment Series. On September 1, 1995, the name of the MANAGED ASSETS PORTFOLIO was changed to the STRATEGIST PORTFOLIO. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Variable Investment Series.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    The Fund is an open-end, diversified management investment company.

B. ELIGIBLE PURCHASERS

    As discussed in each of the Class X and Class Y PROSPECTUSES, shares of the Fund are sold only to particular insurance companies in connection with variable annuity and/or variable life insurance contracts they issue. It is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying funds. Although neither the various insurance companies nor the Fund currently foresee any such disadvantage, the Trustees intend to monitor events in order to identify any material irreconcilable conflict between the interest of variable annuity contract owners and variable life insurance contract owners and to determine what action, if any, should be taken in response thereto.

C. INVESTMENT STRATEGIES AND RISKS

    The following discussion of each Portfolio's investment strategies and risks should be read with the sections of the Fund's PROSPECTUS titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information" and "Additional Risk Information."

    CONVERTIBLE SECURITIES. Each Portfolio, other than the MONEY MARKET PORTFOLIO, the S&P 500 INDEX PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, may acquire through purchase fixed-income securities which are convertible into common stock ("CONVERTIBLE SECURITIES"). In addition, each Portfolio, other than the MONEY MARKET PORTFOLIO, may acquire convertible securities through a distribution by a security held in its portfolio. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege) and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

    To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and to decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by a Portfolio at varying price levels above their investment values and/ or their conversion values in keeping with the Portfolio's objective.


    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The SHORT-TERM BOND PORTFOLIO, the HIGH YIELD PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO, the INFORMATION PORTFOLIO and the STRATEGIST

PORTFOLIO may enter into forward foreign currency exchange contracts ("FORWARD CONTRACTS"): to facilitate settlement in an attempt to limit the effect of changes in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received. In addition, the SHORT-TERM BOND PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO and the INFORMATION PORTFOLIO may enter into forward contracts as a hedge against fluctuations in future foreign exchange rates. Each Portfolio may conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial and investment banks) and their customers. Forward contracts only will be entered into with United States banks and their foreign branches or foreign banks whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.


    When the Fund's Investment Manager believes that a particular foreign currency may experience a substantial movement against the U.S. dollar, it may enter into a forward contract to purchase or sell, for a fixed amount of dollars or other currency, the amount of foreign currency approximating the value of some or all of a Portfolio's portfolio securities denominated in such foreign currency. The Portfolios will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in that currency.

    The SHORT-TERM BOND PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, the Portfolios may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

    A Portfolio will not enter into forward currency contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities.

    Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

    A Portfolio may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualification as a regulated investment company.

    Forward contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Portfolio's volatility and may involve a significant amount of risk relative to the investment of cash.


    OPTION AND FUTURES TRANSACTIONS. Each of the following Portfolios may engage in transactions in listed and OTC options: the SHORT-TERM BOND PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH

PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO, the INFORMATION PORTFOLIO and the STRATEGIST PORTFOLIO. Listed options are issued or guaranteed by the exchange on which they are traded or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Portfolio the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Portfolio the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange, at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security or currency from the OCC (in the U.S.) or other clearing corporation or exchange, at the exercise price.


    COVERED CALL WRITING. Each of the above-named Portfolios is permitted to write covered call options on portfolio securities without limit. Each of the SHORT-TERM BOND PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO may also write covered call options on the U.S. dollar and foreign currencies in which its portfolio securities are denominated, without limit.

    The Portfolio will receive from the purchaser, in return for a call it has written, a "premium," I.E., the price of the option. Receipt of these premiums may better enable the Portfolio to earn a higher level of current income than it would earn from holding the underlying securities (or currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Portfolio if the securities (or currencies) underlying the option decline in value.

    The Portfolio may be required, at any time during the option period, to deliver the underlying security (or currency) against payment of the exercise price on any calls it has written. This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction.

    A call option is "covered" if the Portfolio owns the underlying security subject to the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional consideration (in cash, Treasury bills or other liquid portfolio securities) held in a segregated account on the Portfolio's books) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, Treasury bills or other liquid portfolio securities in a segregated account on the Portfolio's books.

    Options written by the Portfolio normally have expiration dates of from up to eighteen months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

    COVERED PUT WRITING. Each of the Portfolios that may engage in covered call writing may engage in covered put writing. A writer of a covered put option incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election. Through the writing of a put option, the Portfolio would receive income from the premium paid by purchasers. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction). At any time during the option period, the Portfolio may be required to make payment of the exercise price against delivery of the underlying security (or currency). A put option is "covered" if the Portfolio maintains cash, Treasury bills or other liquid portfolio securities with a value equal to the exercise price in a segregated account on the Portfolio's books, or holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The aggregate value of the obligations underlying puts may not exceed 50% of the Portfolio's assets. The operation of and limitations on covered put options in other respects are substantially identical to those of call options.


    PURCHASING CALL AND PUT OPTIONS. Each of the SHORT-TERM BOND PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO and the INFORMATION PORTFOLIO may purchase listed and OTC call and put options in amounts equaling up to 5% of its total assets and, in the case of each of the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO and the STRATEGIST PORTFOLIO, up to 10% of its total assets. Each of the last three listed Portfolios and the INFORMATION PORTFOLIO may purchase stock index options in amounts not exceeding 5% of its total assets. The purchase of a call option would enable a Portfolio, in return for the premium paid, to lock in a purchase price for a security or currency during the term of the option. The purchase of a put option would enable a Portfolio, in return for a premium paid, to lock in a price at which it may sell a security or currency during the term of the option.


    OPTIONS ON FOREIGN CURRENCIES. The SHORT-TERM BOND PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, and the AGGRESSIVE EQUITY PORTFOLIO may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts.

    OTC OPTIONS. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with a Portfolio. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between a Portfolio and the transacting dealer, without the intermediation of a third party such as the OCC. The Portfolios may engage in OTC option transactions only with member banks of the Federal Reserve Bank System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers.

    RISKS OF OPTIONS TRANSACTIONS. The successful use of options depends on the ability of the Investment Manager or, if applicable, the Sub-Advisor, to forecast correctly interest rates, currency exchange rates and/or market movements. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, a Portfolio may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the value of its denominated currency) increase, but has retained the risk of loss should the price of the underlying security (or the value of its denominated currency) decline. The covered put writer also retains the risk of loss should the market value of the underlying security decline below the exercise price of the option less the premium received on the sale of the option. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.

    A Portfolio's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options.

    In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in options, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. In the case of OTC options, if the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option, due to insolvency or otherwise, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction.

    Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Portfolios may write.

    The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

    The markets in foreign currency options are relatively new and a Portfolio's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.


    STOCK INDEX OPTIONS. Each of the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO, the INFORMATION PORTFOLIO and the STRATEGIST PORTFOLIO may invest in options on stock indexes. Options on stock indexes are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.


    RISKS OF OPTIONS ON INDEXES. Because exercises of stock index options are settled in cash, a Portfolio could not, if it wrote a call option, provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A call writer can offset some of the risk of its writing position by holding a diversified portfolio of stocks similar to those on which the underlying index is based. However, most investors cannot, as a practical matter, acquire and hold a portfolio containing exactly the same stocks as the underlying index, and, as a result, bear a risk that the value of the securities held will vary from the value of the index. Even if an index call writer could assemble a stock portfolio that exactly reproduced the composition of the underlying index, the writer still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options.

    When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the writer will not learn that it had been assigned until the next business day, at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds stocks that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those stocks against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decrease in the value of its stock portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding stock positions.

    A holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. If a change causes the exercised option to fall out-of-the-money, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

    If dissemination of the current level of an underlying index is interrupted, or if trading is interrupted in stocks accounting for a substantial portion of the value of an index, the trading of options on that index will ordinarily be halted. If the trading of options on an underlying index is halted, an exchange may impose restrictions prohibiting the exercise of such options.


    FUTURES CONTRACTS. Each of the SHORT-TERM BOND PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO, the INFORMATION PORTFOLIO and the STRATEGIST PORTFOLIO may purchase and sell interest rate and index futures contracts that are traded on U.S. commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA Certificates and, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO, on any foreign government fixed-income security and on various currencies, and with respect to each of the ten listed Portfolios that may engage in futures transactions, on such indexes of U.S. (and, if applicable, foreign securities) as may exist or come into existence.


    A futures contract purchaser incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. The purchase of a futures contract enables a Portfolio, during the term of the contract, to lock in a price at which it may purchase a security or currency and protect against a rise in prices pending purchase of portfolio securities. The sale of a futures contract enables a Portfolio to lock in a price at which it may sell a security or currency and protect against declines in the value of portfolio securities.

    Although most futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Portfolio will be able to enter into a closing transaction.

    MARGIN. If a Portfolio enters into a futures contract, it is initially required to deposit an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the futures contract which will be returned to the Portfolio upon the proper termination of the futures contract. The margin deposits made are marked-to-market daily and the Portfolio may be required to make subsequent deposits of cash or U.S. Government securities, called "variation margin," which are reflective of price fluctuations in the futures contract.


    OPTIONS ON FUTURES CONTRACTS. Each of the SHORT-TERM BOND PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO, the INFORMATION PORTFOLIO and the STRATEGIST PORTFOLIO may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.


    The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

    LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. A Portfolio may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Portfolio's total assets, after taking into account unrealized gains and unrealized losses on such contracts into which it has entered; provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of a Portfolio's net assets which may be subject to a hedge position.

    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. The prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Portfolio's securities (and the currencies in which they are denominated). Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates, market movements and/or currency exchange rates against which a Portfolio seeks a hedge. A correlation may also be distorted (a) temporarily, by short-term traders' seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds; (b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements; (c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate, currency exchange rate and/or market movement trends by the Investment Manager (and/or if applicable, the Sub-Advisor) may still not result in a successful hedging transaction.

    There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a Portfolio may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. The absence of a liquid market in futures contracts might cause the Portfolio to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

    Exchanges also limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on a Portfolio's ability to effectively hedge its portfolio.

    Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit a Portfolio's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of a Portfolio's transactions effected on foreign exchanges.

    In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in futures or options thereon, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker.

    If a Portfolio maintains a short position in a futures contract or has sold a call option in a futures contract, it will cover this position by holding, in a segregated account maintained on the books of the Portfolio, cash, U.S. government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the Portfolio to purchase the same contract at a price no higher than the price at which the short position was established.

    In addition, if a Portfolio holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained on the books of the Portfolio. Alternatively, the Portfolio could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Portfolio.

ADDITIONAL INFORMATION CONCERNING THE QUALITY INCOME PLUS AND SHORT-TERM BOND PORTFOLIOS

    COLLATERALIZED MORTGAGE OBLIGATIONS. The Portfolio(s) may invest in CMOs - collateralized mortgage obligations. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively "Mortgage Assets"). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a specific fixed or floating coupon rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the collection, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Portfolio(s) may invest in any class of CMO.

    Certain mortgage-backed securities in which the Portfolio(s) may invest (E.G.,certain classes of CMOs) may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Portfolio could sustain a loss.

    In addition, the SHORT-TERM BOND PORTFOLIO may invest up to 15% of its net assets in stripped mortgage-backed securities, which are usually structured in two classes. One class entitles the holder to receive all or most of the interest but little or none of the principal of a pool of Mortgage Assets (the interest-only or "IO Class"), while the other class entitles the holder to receive all or most of the principal but little or none of the interest (the principal-only or "PO" Class). IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of repayment decreases.

    The SHORT-TERM BOND PORTFOLIO may invest up to 10% of its assets in inverse floaters. An inverse floater has a coupon rate that moves in the direction opposite to that of a designated interest rate index. Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

    ASSET-BACKED SECURITIES. The securitization techniques used to develop mortgage-backed securities are also applied to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures. These types of securities are known as asset-backed securities. The Portfolio(s) may invest in any type of asset-backed security.

    Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

    ADDITIONAL INFORMATION CONCERNING THE SHORT-TERM BOND PORTFOLIO. The SHORT-TERM BOND PORTFOLIO'S investments in preferred stocks are limited to those rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") including Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff and Phelps, Inc. and Fitch IBCA, Inc. Investments in securities rated within the four highest rating categories by a NRSRO are considered "investment grade." However, such securities rated within the fourth highest rating category by a NRSRO may have speculative characteristics and, therefore, changes in economic conditions or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

    ADDITIONAL INFORMATION CONCERNING THE S&P 500 INDEX PORTFOLIO. The S&P 500 INDEX PORTFOLIO is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of shares of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the S&P 500 INDEX PORTFOLIO is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Portfolio. S&P has no obligation to take the needs of the Portfolio or the owners of shares of the Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Portfolio or the timing of the issuance or sale of shares of the Portfolio or in the determination or calculation of the equation by which shares of the Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.


    S&P does not guarantee the accuracy or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the S&P 500 INDEX PORTFOLIO, owners of shares of the Portfolio, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.


    MONEY MARKET SECURITIES. In addition to the short-term fixed-income securities in which the Portfolios may otherwise invest, the Portfolios may invest in various money market securities for cash management purposes or when assuming a temporary defensive position, which among others may include commercial paper, bank acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. Government securities, obligations of savings institutions and repurchase agreements. (This section does not apply to the MONEY MARKET PORTFOLIO whose money market instruments are described in the Prospectus.) Such securities are limited to:

    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, including Treasury bills, notes and bonds;

    BANK OBLIGATIONS. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

    EURODOLLAR CERTIFICATES OF DEPOSIT. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan association, having total assets of $1 billion or more;

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 10% or less of a Portfolio's total assets in all such obligations and in all illiquid assets, in the aggregate;

    COMMERCIAL PAPER. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the two highest grades by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; and

    REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by a Portfolio in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Portfolio. These agreements, which may be viewed as a type of secured lending by the Portfolio, typically involve the acquisition by the Portfolio of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Portfolio will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolio follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Trustees. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the case of the MONEY MARKET PORTFOLIO, such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934) that at the time the repurchase agreement is entered into are rated in the highest rating category by the "Requisite NRSROs" (as defined in Rule 2a-7 under the Investment Company Act of 1940). Additionally, in the case of the MONEY MARKET PORTFOLIO, the collateral must qualify the repurchase agreement for preferential treatment under the Federal Deposit Insurance Act of the Federal Bankruptcy Code. In the event of a default or bankruptcy by a selling financial institution, the Portfolio will seek to liquidate such collateral. However, the exercising of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss. It is the current policy of each Portfolio not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Portfolio, amounts to more than 10% of its net assets in the case of each of the MONEY MARKET PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO and 15% of its net assets in the case of each of the other Portfolios.

    REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. Each of the SHORT-TERM BOND PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO and may use reverse repurchase agreements for purposes of meeting redemptions or as part of its investment strategy. The SHORT-TERM BOND PORTFOLIO may also use dollar rolls as part of its investment strategy.

    Reverse repurchase agreements involve sales by the Portfolio of assets concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements involve the risk that the market value of the securities the Portfolio is obligated to purchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

    Dollar rolls involve the Portfolio selling securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio will forgo principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

    Reverse repurchase agreements and dollar rolls are speculative techniques involving leverage and are considered borrowings by the Portfolio. With respect to each of the QUALITY INCOME PLUS PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, reverse repurchase agreements may not exceed 10% of the Portfolio's total assets.

    INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS. Each of the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may invest in real estate investment trusts, which pool investors' funds for investments primarily in commercial real estate properties. Investment in real estate investment trusts may be the most practical available means for a Portfolio to invest in the real estate industry (the Fund is prohibited from investing in real estate directly). As a shareholder in a real estate investment trust, a Portfolio would bear its ratable share of the real estate investment trust's expenses, including its advisory and administration fees. At the same time the Portfolio would continue to pay its own investment management fees and other expenses, as a result of which the Portfolio and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in real estate investment trusts.

    LENDING PORTFOLIO SECURITIES. Each Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Portfolio, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Portfolio continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Portfolio will not lend securities with a value exceeding 10% of the Portfolio's total assets.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Portfolio's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Portfolio. Any gain or loss in the market price during the loan period would inure to the Portfolio.

    When voting or consent rights which accompany loaned securities pass to the borrower, a Portfolio will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Portfolio's investment in the loaned securities. The Portfolio will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time, each Portfolio other than the S&P 500 INDEX PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While a Portfolio will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Portfolio may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time a Portfolio makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Portfolio's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Portfolio will also establish a segregated account on its books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

    WHEN, AS AND IF ISSUED SECURITIES. Each Portfolio other than the MONEY MARKET PORTFOLIO, the S&P 500 INDEX PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in a Portfolio until the Portfolio determines that issuance of the security is probable. At that time, the Portfolio will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Portfolio will also establish a segregated account on the Portfolio's books in which it will maintain cash or cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

    The value of a Portfolio's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Portfolio, may not exceed 5% of the value of the Portfolio's total assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the Portfolio assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. A Portfolio may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Portfolio at the time of sale.

    PRIVATE PLACEMENTS. As a fundamental policy, which may only be changed by the shareholders of the affected Portfolios, each of the QUALITY INCOME PLUS PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may invest up to 5% of its total assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "SECURITIES ACT"), or which are otherwise not readily marketable.


    As a non-fundamental policy, which may be changed by the Trustees, each of the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the INCOME BUILDER PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO may invest up to 10% of its total assets in such restricted securities; each of the HIGH YIELD PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may invest up to 15% of its total assets in such restricted securities; and each of the SHORT-TERM BOND PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO and the INFORMATION PORTFOLIO may invest up to 15% of its net assets in such restricted securities. (With respect to these eleven Portfolios, securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent a Portfolio from disposing of them promptly at reasonable prices. A Portfolio may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.


    Rule 144A permits the above-listed Portfolios to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by a Portfolio. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which may not exceed, as to each of the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the EQUITY

PORTFOLIO and the STRATEGIST PORTFOLIO, 10% of the Portfolio's total assets and as to each of the other Portfolios listed above, 15% of the Portfolio's net assets, as more fully described under "Fund Policies/ Investment Restrictions" below. However, investing in Rule 144A securities could have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.


    WARRANTS AND SUBSCRIPTION RIGHTS. The Portfolios, other than the MONEY MARKET PORTFOLIO and the QUALITY INCOME PLUS PORTFOLIO, may acquire warrants and subscription rights attached to other securities. In addition, each of the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the EQUITY PORTFOLIO, the INFORMATION PORTFOLIO and the STRATEGIST PORTFOLIO may invest up to 5% of its assets in warrants not attached to other securities with a limit of up to 2 % of its total assets in warrants that are not listed on the New York or American Stock Exchange. The COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may invest in warrants which are issued as a distribution by the issuer or a security held in its portfolio. A warrant is, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and has no voting rights, pays no dividends and has no rights with respect to the corporation issuing it.


    A subscription right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. A subscription right normally has a life of two to four weeks and a subscription price lower than the current market value of the common stock.


    OTHER INVESTMENT VEHICLES. Each of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the INFORMATION PORTFOLIO may acquire shares in other investment companies, including foreign investment companies. Investment in foreign investment companies may be the sole or most practical means by which these four Portfolios may participate in certain foreign securities markets. As a shareholder in an investment company, a Portfolio would bear its ratable share of that entity's expenses, including its advisory and administration fees. At the same time the Portfolio would continue to pay its own investment management fees and other expenses, as a result of which the Portfolio and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in other investment companies.



D. FUND POLICIES/INVESTMENT RESTRICTIONS


    The investment restrictions listed below have been adopted by the Fund as fundamental policies of the Portfolios. Under the Investment Company Act of 1940 (the "INVESTMENT COMPANY ACT"), a fundamental policy of a Portfolio may not be changed without the vote of a majority of the outstanding voting securities of the Portfolio. The Investment Company Act defines a majority as the lesser of
(a) 67% or more of the shares of a Portfolio present at a meeting of Fund shareholders, if the holders of 50% of the outstanding shares of the Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

INVESTMENT OBJECTIVES

    The investment objective of each Portfolio is a fundamental policy which may not be changed without the approval of the shareholders of that Portfolio.

RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS

    Each Portfolio may not:


     1. Invest more that 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities), or purchase more than 10% of the voting securities, or more than 10% of any class of security, of any issuer (for this purpose all outstanding debt securities of an issuer are considered as one class and all preferred stock of an issuer are considered as one class). With regard to the SHORT-TERM BOND PORTFOLIO, the INCOME BUILDER PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the S&P 500 INDEX PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO and the INFORMATION PORTFOLIO, these limitations apply only as to 75% of the Portfolio's total assets.



     2. Concentrate its investments in any particular industry, but if deemed appropriate for attainment of its investment objective, a Portfolio may invest up to 25% of its total assets (valued at the time of investment) in any one industry classification used by that Portfolio for investment purposes. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, or, in the case of the MONEY MARKET PORTFOLIO, to domestic bank obligations (not including obligations issued by foreign branches of such banks). This restriction does not apply, in the case of the UTILITIES PORTFOLIO, to the utilities industry and, in the case of the INFORMATION PORTFOLIO, to the communications and information industry, in which industries these Portfolios will concentrate, respectively.



     3. Except for the SHORT-TERM BOND PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO and the INFORMATION PORTFOLIO, invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.



     4. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or developmental programs, except that a Portfolio may invest in the securities of companies which operate, invest in, or sponsor such programs, and (i) the SHORT-TERM BOND PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO, the INFORMATION PORTFOLIO and the STRATEGIST PORTFOLIO may purchase or sell futures contracts and related options thereon, (ii) the SHORT-TERM BOND PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO may purchase or sell currency futures contracts and related options thereon and the S&P 500 INDEX PORTFOLIO may purchase or sell index futures contracts.


     5. Borrow money (except insofar as each of the SHORT-TERM BOND PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO may be deemed to have borrowed by entrance into a reverse repurchase agreement (in an amount not exceeding 10% of the Portfolio's total assets, except in the case of the SHORT-TERM BOND PORTFOLIO)), except from banks for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities, and, in the case of the Portfolios other than the QUALITY INCOME PLUS PORTFOLIO, not for investment or leveraging, provided that borrowing in the aggregate (other than, in the case of the QUALITY INCOME PLUS PORTFOLIO, for investment or leveraging) may not exceed 5% of the value of the Portfolio's total assets (including the amount borrowed) at the time of such borrowing.

     6. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. (For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.)


     7. Purchase securities on margin (but the Portfolios may obtain short-term loans as are necessary for the clearance of transactions). The deposit or payment by the SHORT-TERM BOND PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the S&P 500 INDEX PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO, THE INFORMATION PORTFOLIO and the Strategist Portfolio of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

     8. In the case of each Portfolio, other than the SHORT-TERM BOND PORTFOLIO, the S&P 500 INDEX PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO and the INFORMATION PORTFOLIO, purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, in accordance with the provisions of Section 12(d) of the Investment Company Act and any Rules promulgated thereunder.



     9. Make loans of money or securities, except (a) by the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b) by investing in repurchase agreements; or (c) by lending its portfolio securities, not in excess of 10% of the value of a Portfolio's total assets, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned, provided that lending of portfolio securities is not deemed to be loans in the case of the SHORT-TERM BOND PORTFOLIO, the S&P 500 INDEX PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO and the INFORMATION PORTFOLIO.



    10. In the case of each Portfolio, other than the SHORT-TERM BOND PORTFOLIO, the S&P 500 INDEX PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO and the INFORMATION PORTFOLIO, invest in securities of any issuer if, to the knowledge of the Fund, any officer or Trustee of the Fund or any officer or director of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.


    11. Purchase or sell real estate; however, the Portfolios may purchase marketable securities of issuers which engage in real estate operations or which invest in real estate or interests therein, including real estate investment trusts and securities which are secured by real estate or interests therein.

    12. Engage in the underwriting of securities except insofar as the Portfolio may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

    13. Invest for the purposes of exercising control or management of another company.

    14. Participate on a joint or a joint and several basis in any securities trading account. The "bunching" of orders of two or more Portfolios (or of one or more Portfolios and of other accounts under the investment management of the Investment Manager) for the sale or purchase of portfolio securities shall not be considered participating in a joint securities trading account.

    15. Issue senior securities as defined in the Investment Company Act except insofar as the Portfolio may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement (or, in the case of the QUALITY INCOME PLUS PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, a reverse repurchase agreement, or, in the case of the SHORT-TERM BOND PORTFOLIO, a reverse repurchase agreement or a dollar roll);
(b) borrowing money in accordance with restrictions described above;
(c) purchasing any security on a when-issued, delayed delivery or forward commitment basis; (d) lending portfolio securities; or (e) purchasing or selling futures contracts, forward foreign exchange contracts or options, if such investments are otherwise permitted for the Portfolio.

RESTRICTIONS APPLICABLE TO RESTRICTED AND ILLIQUID SECURITIES

    16. Each of the QUALITY INCOME PLUS PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may not invest more than 5% of the value of its total assets in securities which are restricted as to disposition under the Federal securities laws or otherwise, provided that this restriction shall not apply to securities received as a result of a corporate reorganization or similar transaction affecting readily marketable securities already held by the Portfolio; however, these Portfolios will attempt to dispose in an orderly fashion of any of these securities to the extent that these, together with other illiquid securities, exceed 10% of the Portfolio's total assets.

    17. Each of the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO may not invest more than 10% of its total assets in "illiquid securities" (securities for which market quotations are not readily available) and repurchase agreements which have a maturity of longer than seven days. In addition, no more than 15% of the EUROPEAN GROWTH PORTFOLIO'S net assets will be invested in such illiquid securities and foreign securities not traded on a recognized domestic or foreign exchange.

RESTRICTIONS APPLICABLE TO THE MONEY MARKET PORTFOLIO ONLY

    The MONEY MARKET PORTFOLIO may not:

     1. Invest in securities other than those listed in the description of its investment objectives and policies above and in the Prospectus.

     2. Invest in securities maturing more than one year from the date of purchase, except that where securities are held subject to repurchase agreements having a term of one year or less from the date of delivery, the securities subject to the agreement may have maturity dates in excess of one year from the date of delivery.

     3. Purchase securities for which there are legal or contractual restrictions on resale (I.E., restricted securities).

     4. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

RESTRICTIONS APPLICABLE TO THE QUALITY INCOME PLUS PORTFOLIO ONLY

    The QUALITY INCOME PLUS PORTFOLIO may not acquire any common stocks except when acquired upon conversion of fixed-income securities. The QUALITY INCOME PLUS PORTFOLIO will attempt to dispose in an orderly fashion of any common stocks acquired under these circumstances.

RESTRICTIONS APPLICABLE TO THE HIGH YIELD PORTFOLIO ONLY

    The HIGH YIELD PORTFOLIO may not:

     1. Acquire any common stocks, except (a) when attached to or included in a unit with fixed-income securities; (b) when acquired upon conversion of fixed-income securities; or (c) when acquired upon exercise of warrants attached to fixed-income securities. The HIGH YIELD PORTFOLIO may retain common stocks so acquired, but not in excess of 10% of its total assets.

     2. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

RESTRICTIONS APPLICABLE TO THE DIVIDEND GROWTH PORTFOLIO ONLY

    The DIVIDEND GROWTH PORTFOLIO may not invest more than 5% of the value of its total assets in warrants, including not more than 2% of such assets in warrants not listed on either the New York or American Stock Exchange. However, the acquisition of warrants attached to other securities is not subject to this restriction.

RESTRICTIONS APPLICABLE TO THE EQUITY PORTFOLIO ONLY

    The EQUITY PORTFOLIO may not:

     1. Invest more than 5% of the value of its total assets in warrants, including not more than 2% of such assets in warrants not listed on either the New York or American Stock Exchange. However, the acquisition of warrants attached to other securities is not subject to this restriction.

     2. Purchase non-convertible corporate bonds unless rated at the time of purchase Aa or better by Moody's Investors Service ("Moody's") or AA or better by S&P, or purchase commercial paper unless issued by a U.S. corporation and rated at the time of purchase Prime-1 by Moody's or A-1 by S&P, although it may continue to hold a security if its quality rating is reduced by a rating service below those specified.

     3. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

     4. Invest in securities of foreign issuers, except for (i) securities of Canadian issuers registered under the Securities Exchange Act of 1934 and
(ii) American Depositary Receipts.

E. PORTFOLIO TURNOVER

    For the fiscal years ended December 31, 1998 and 1999, the portfolio turnover rates of the Capital Growth Portfolio were 248% and 575.04%, respectively. These variations resulted form the portfolio manager's responses to varying market conditions during these periods.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Trustees oversee the management of the Portfolios but do not manage each Portfolio. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that each Portfolio's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to each Portfolio in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and each Portfolio and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and each Portfolio and its shareholders.

B. MANAGEMENT INFORMATION


    TRUSTEES AND OFFICERS.  The Board of the Fund consists of nine
(9) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (67% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other three Trustees (the "MANAGEMENT TRUSTEES") are affiliated with the Investment Manager.



    The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the Morgan Stanley Dean Witter Funds (there were 93 such Funds as of the calendar year ended December 31, 1999), are shown below.



   NAME, AGE, POSITION WITH FUND
            AND ADDRESS                           PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------  ----------------------------------------------------------------------
Michael Bozic (59) ................  Vice Chairman of Kmart Corporation (since December 1998); Director or
Trustee                              Trustee of the Morgan Stanley Dean Witter Funds; formerly Chairman and
c/o Kmart Corporation                Chief Executive Officer of Levitz Furniture Corporation (November
3100 West Big Beaver Road            1995-November 1998) and President and Chief Executive Officer of Hills
Troy, Michigan                       Department Stores (May 1991-July 1995); formerly variously Chairman,
                                     Chief Executive Officer, President and Chief Operating Officer
                                     (1987-1991) of the Sears Merchandise Group of Sears, Roebuck and Co.;
                                     Director of Weirton Steel Corporation.
Charles A. Fiumefreddo* (67) ......  Chairman, Director or Trustee and Chief Executive Officer of the
Chairman of the Board,               Morgan Stanley Dean Witter Funds; formerly Chairman, Chief Executive
Chief Executive Officer              Officer and Director of the Investment Manager, the Distributor and
and Trustee                          MSDW Services Company; Executive Vice President and Director of Dean
Two World Trade Center               Witter Reynolds; Chairman and Director of the Transfer Agent; formerly
New York, New York                   Director and/or officer of various MSDW subsidiaries (until June
                                     1998).

   NAME, AGE, POSITION WITH FUND
            AND ADDRESS                           PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------  ----------------------------------------------------------------------
Edwin J. Garn (67) ................  Director or Trustee of the Morgan Stanley Dean Witter Funds; formerly
Trustee                              United States Senator (R-Utah)(1974-1992) and Chairman, Senate Banking
c/o Summit Ventures LLC              Committee (1980-1986); formerly Mayor of Salt Lake City, Utah
1 Utah Center                        (1971-1974); formerly Astronaut, Space Shuttle Discovery (April 12-19,
201 S. Main Street                   1985); Vice Chairman, Huntsman Corporation (chemical company);
Salt Lake City, Utah                 Director of Franklin Covey (time management systems), BMW Bank of
                                     North America, Inc. (industrial loan corporation), United Space
                                     Alliance (joint venture between Lockheed Martin and the Boeing
                                     Company) and Nuskin Asia Pacific (multilevel marketing); member of the
                                     Utah Regional Advisory Board of Pacific Corp.; member of the board of various civic and charitable organizations.
Wayne E. Hedien (66) ..............  Retired; Director or Trustee of the Morgan Stanley Dean Witter Funds;
Trustee                              Director of The PMI Group, Inc. (private mortgage insurance); Trustee
c/o Mayer, Brown & Platt             and Vice Chairman of The Field Museum of Natural History; formerly
Counsel to the                       associated with the Allstate Companies (1966-1994), most recently as
 Independent Trustees                Chairman of The Allstate Corporation (March 1993-December 1994) and
1675 Broadway                        Chairman and Chief Executive Officer of its wholly-owned subsidiary,
New York, New York                   Allstate Insurance Company (July 1989-December 1994); director of various other business and charitable organizations.
James F. Higgins* (52) ............  Chairman of the Private Client Group of MSDW (since August 2000);
Trustee                              Director of the Transfer Agent and Dean Witter Realty Inc.; Director
Two World Trade Center               or Trustee of the Morgan Stanley Dean Witter Funds (since June 2000);
New York, New York                   previously President and Chief Operating Officer of the Private Client
                                     Group of MSDW (May 1999-August 2000), President and Chief Operating
                                     Officer of Individual Securities of MSDW (February 1997-May 1999),
                                     President and Chief Operating Officer of Dean Witter Securities of
                                     MSDW (1995-February 1997), and President and Chief Operating Officer
                                     of Dean Witter Financial (1989-1995) and Director (1985-1997) of Dean
                                     Witter Reynolds.
Dr. Manuel H. Johnson (51) ........  Senior Partner, Johnson Smick International, Inc., a consulting firm;
Trustee                              Co-Chairman and a founder of the Group of Seven Council (G7C), an
c/o Johnson Smick                    international economic commission; Chairman of the Audit Committee and
  International, Inc.                Director or Trustee of the Morgan Stanley Dean Witter Funds; Director
1133 Connecticut Avenue, N.W.        of Greenwich Capital Markets, Inc. (broker-dealer), Independence
Washington, D.C.                     Standards Board (private sector organization governing independence of auditors) and NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the
                                     Financial Accounting Standards Board); formerly Vice Chairman of the
                                     Board of Governors of the Federal Reserve System and Assistant
                                     Secretary of the U.S. Treasury.
Michael E. Nugent (64) ............  General Partner, Triumph Capital, L.P., a private investment part-
Trustee                              nership; Chairman of the Insurance Committee and Director or Trustee
c/o Triumph Capital, L.P.            of the Morgan Stanley Dean Witter Funds; formerly Vice President,
237 Park Avenue                      Bankers Trust Company and BT Capital Corporation (1984-1988); director
New York, New York                   of various business organizations.

   NAME, AGE, POSITION WITH FUND
            AND ADDRESS                           PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------  ----------------------------------------------------------------------
Philip J. Purcell* (56) ...........  Chairman of the Board of Directors and Chief Executive Officer of
Trustee                              MSDW, Dean Witter Reynolds and Novus Credit Services Inc.; Director of
1585 Broadway                        the Distributor; Director or Trustee of the Morgan Stanley Dean Witter
New York, New York                   Funds; Director of American Airlines, Inc. and its parent company, AMR
                                     Corporation; Director and/or officer of various MSDW subsidiaries.
John L. Schroeder (70) ............  Retired; Chairman of the Derivatives Committee and Director or Trustee
Trustee                              of the Morgan Stanley Dean Witter Funds; Director of Citizens
c/o Mayer, Brown & Platt             Utilities Company (telecommunications, gas, electric and water
Counsel to the Independent           utilities company); formerly Executive Vice President and Chief
  Trustees                           Investment Officer of the Home Insurance Company (August
1675 Broadway                        1991-September 1995).
New York, New York
Mitchell M. Merin (47) ............  President and Chief Operating Officer of Asset Management of MSDW
President                            (since December 1998); President and Director (since April 1997) and
Two World Trade Center               Chief Executive Officer (since June 1998) of the Investment Manager
New York, New York                   and MSDW Services Company; Chairman, Chief Executive Officer and
                                     Director of the Distributor (since June 1998); Chairman and Chief
                                     Executive Officer (since June 1998) and Director (since January 1998)
                                     of the Transfer Agent; Director of various MSDW subsidiaries;
                                     President of the Morgan Stanley Dean Witter Funds (since May 1999);
                                     Trustee of various Van Kampen investment companies (since December
                                     1999); previously Chief Strategic Officer of the Investment Manager and MSDW Services Company and Executive Vice President of the
                                     Distributor (April 1997-June 1998), Vice President of the Morgan
                                     Stanley Dean Witter Funds (May 1997-April 1999), and Executive Vice
                                     President of Dean Witter, Discover & Co.
Barry Fink (45) ...................  General Counsel of Asset Management of MSDW (since May 2000);
Vice President,                      Executive Vice President (since December 1999) and Secretary and
Secretary and General Counsel        General Counsel (since February 1997) and Director (since July 1998)
Two World Trade Center               of the Investment Manager and MSDW Services Company; Vice President,
New York, New York                   Secretary and General Counsel of the Morgan Stanley Dean Witter Funds
                                     (since February 1997); Vice President and Secretary of the
                                     Distributor; previously, Senior Vice President (March 1997-December
                                     1999), First Vice President, Assistant Secretary and Assistant General
                                     Counsel of the Investment Manager and MSDW Services Company.
Peter M. Avelar (42) ..............  Senior Vice President and Director of the High Yield Group of the
Vice President                       Investment Manager; Vice President of various Morgan Stanley Dean
Two World Trade Center               Witter Funds.
New York, New York
Armon Bar-Tur (30) ................  Vice President of the Investment Manager and portfolio manager with
Vice President                       the Investment Manager (since October 1996); Vice President of various
Two World Trade Center               Morgan Stanley Dean Witter Funds; formerly a research analyst with
New York, New York                   Merrill Lynch Asset Management.

   NAME, AGE, POSITION WITH FUND
            AND ADDRESS                           PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------  ----------------------------------------------------------------------
Mark Bavoso (39) ..................  Senior Vice President and Director of the Research Group of the
Vice President                       Investment Manager; Vice President of various Morgan Stanley Dean
Two World Trade Center               Witter Funds.
New York, New York
Edward F. Gaylor (59) .............  Senior Vice President of the Investment Manager; Vice President of
Vice President                       various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Rajesh K. Gupta (40) ..............  Senior Vice President and Director of the Taxable Fixed-Income Group
Vice President                       of the Investment Manager; Vice President of various Morgan Stanley
Two World Trade Center               Dean Witter Funds; Chief Administrative Officer - Investments.
New York, New York
Matthew T. Haynes (34) ............  Vice President of the Investment Manager (since June 1997) and
Vice President                       portfolio manager with the Investment Manager (since April 1993); Vice
Two World Trade Center               President or Assistant Vice President of various Morgan Stanley Dean
New York, New York                   Witter Funds; previously Assistant Vice President of the Investment
                                     Manager (May 1995-June 1997).
Peter Hermann (40) ................  Vice President of the Investment Manager (since May 1995) and
Vice President                       portfolio manager with the Investment Manager (since March 1994); Vice
Two World Trade Center               President of various Morgan Stanley Dean Witter Funds.
New York, New York
Kevin Jung (34) ...................  Vice President of the Investment Manager (since September 1997);
Vice President                       formerly Vice President of UBS Asset Management (NY) Inc. (April
Two World Trade Center               1993-August 1997).
New York, New York
Michelle Kaufman (35) .............  Senior Vice President of the Investment Manager (since February 1999)
Vice President                       and portfolio manager with the Investment Manager (since September
Two World Trade Center               1993); Vice President of various Morgan Stanley Dean Witter Funds;
New York, New York                   previously Vice President (June 1997-February 1999) and Assistant Vice
                                     President (May 1995-June 1997) of the Investment Manager.
Anita H. Kolleeny (45) ............  Senior Vice President and Director of the Sector Rotation Group of the
Vice President                       Investment Manager; Vice President of various Morgan Stanley Dean
Two World Trade Center               Witter Funds.
New York, New York
Paula LaCosta (49) ................  Vice President of the Investment Manager; Vice President of various
Vice President                       Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Catherine Maniscalco (37) .........  Vice President (since June 1997) and a portfolio manager (since March
Vice President                       1995) of the Investment Manager; formerly a portfolio management
Two World Trade Center               software product specialist at National Investor Data Services (April
New York, New York                   1994-March 1995).
Jonathan R. Page (53) .............  Senior Vice President and Director of the Money Market Group of the
Vice President                       Investment Manager; Vice President of various Morgan Stanley Dean
Two World Trade Center               Witter Funds.
New York, New York

   NAME, AGE, POSITION WITH FUND
            AND ADDRESS                           PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------  ----------------------------------------------------------------------
Guy G. Rutherfurd, Jr. (60) .......  Senior Vice President (since February 1997) and Director of the Growth
Vice President                       Group of the Investment Manager; Vice President of various Morgan
Two World Trade Center               Stanley Dean Witter Funds; formerly Executive Vice President and Chief
New York, New York                   Investment Officer of Nomura Asset Management (U.S.A.) Inc. (May
                                     1992-February 1997).
Rochelle G. Siegel (51) ...........  Senior Vice President of the Investment Manager; Vice President of
Vice President                       various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Ronald B. Silvestri (35) ..........  Vice President of the Investment Manager (since December 1999);Vice
Vice President                       President of various Morgan Stanley Dean Witter Funds; formerly Senior
Two World Trade Center               Research Analyst with the Investment Manager.
New York, New York
Paul D. Vance (64) ................  Senior Vice President and Director of the Growth and Income Group of
Vice President                       the Investment Manager; Vice President of various Morgan Stanley Dean
Two World Trade Center               Witter Funds.
New York, New York
Thomas F. Caloia (54) .............  First Vice President and Assistant Treasurer of the Investment
Treasurer                            Manager, the Distributor and MSDW Services Company; Treasurer of the
Two World Trade Center               Morgan Stanley Dean Witter Funds.
New York, New York


-------------------
* Denotes Trustees who are "interested persons" of the Fund as defined in the Investment Company Act.

    In addition, RONALD E. ROBISON, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, JOSEPH J. MCALINDEN, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, and KENTON J. HINCHLIFFE and KEVIN HURLEY, Senior Vice Presidents of the Investment Manager, are Vice Presidents of the Fund, and AARON CLARK, Vice President of the Investment Manager, is an Assistant Vice President of the Fund.

    In addition, MARILYN K. CRANNEY, TODD LEBO, LOU ANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and NATASHA KASSIAN, Assistant Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of the Fund.

    INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.

    The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Portfolio performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.

    The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board.

    The board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Portfolios.

    Finally, the board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.

    TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION

    The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750 and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

    The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended December 31, 1999.

                               FUND COMPENSATION

                                                                AGGREGATE
                                                              COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                   FROM THE FUND
---------------------------                                   -------------
Michael Bozic...............................................     $1,550
Edwin J. Garn...............................................      1,600
Wayne E. Hedien.............................................      1,600
Dr. Manuel H. Johnson.......................................      2,100
Michael E. Nugent...........................................      1,933
John L. Schroeder...........................................      1,933

    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1999 for services to the 93 Morgan Stanley Dean Witter Funds that were in operation at December 31, 1999.

            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS

                                                                 TOTAL CASH
                                                              COMPENSATION FOR
                                                               SERVICES TO 93
                                                               MORGAN STANLEY
NAME OF INDEPENDENT TRUSTEE                                   DEAN WITTER FUNDS
---------------------------                                   -----------------
Michael Bozic...............................................      $134,600
Edwin J. Garn...............................................       138,700
Wayne E. Hedien.............................................       138,700
Dr. Manuel H. Johnson.......................................       208,638
Michael E. Nugent...........................................       193,324
John L. Schroeder...........................................       193,324

    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an independent director/ trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "ADOPTING FUND" and each such independent director/trustee referred to as an "ELIGIBLE TRUSTEE") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "REGULAR BENEFIT") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director/ trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "ELIGIBLE COMPENSATION" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.

    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended December 31, 1999 and by the 55 Morgan Stanley Dean Witter Funds (including the Fund) for the year ended December 31, 1999, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Fund as of December 31, 1999 and from the 55 Morgan Stanley Dean Witter Funds as of December 31, 1999.

   RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY DEAN WITTER FUNDS

                                   FOR ALL ADOPTING FUNDS             RETIREMENT
                                ----------------------------           BENEFITS                ESTIMATED ANNUAL
                                  ESTIMATED                           ACCRUED AS                   BENEFITS
                                  CREDITED                             EXPENSES               UPON RETIREMENT(2)
                                    YEARS        ESTIMATED    ---------------------------     -------------------
                                OF SERVICE AT  PERCENTAGE OF                    BY ALL          FROM    FROM ALL
                                 RETIREMENT      ELIGIBLE       BY THE         ADOPTING         THE     ADOPTING
NAME OF INDEPENDENT TRUSTEE     (MAXIMUM 10)   COMPENSATION      FUND           FUNDS           FUND      FUNDS
---------------------------     -------------  -------------  ----------     ------------     --------  ---------
Michael Bozic.................        10           60.44%        $404          $20,933         $  967    $50,588
Edwin J. Garn.................        10           60.44          601           31,737            967     50,675
Wayne E. Hedien...............         9           51.37          757           39,566            822     43,000
Dr. Manuel H. Johnson.........        10           60.44          246           13,129          1,420     75,520
Michael E. Nugent.............        10           60.44          429           23,175          1,269     67,209
John L. Schroeder.............         8           50.37          805           41,558            987     52,994

------------------------------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount, when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Eligible Trustee's elections described in Footnote
    (1) above.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, Northbrook Life Insurance Company, Allstate Life Insurance Company of New York and Paragon Life Insurance Company owned all of the outstanding Class X shares of the Fund for allocation to their respective separate accounts ("ACCOUNTS"), none of the Fund's Trustees was a Contract Owner under the Accounts, and the aggregate number of shares of each Portfolio of the Fund allocated to Contracts owned by the Fund's officers as a group was less than one percent of each Portfolio's outstanding Class X shares.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER AND SUB-ADVISOR

    The Investment Manager to each Portfolio is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, NY 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

    The Sub-Advisor to the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO is Morgan Stanley Dean Witter Investment Management Inc., a subsidiary of MSDW and an affiliate of the Investment Manager, whose address is 1221 Avenue of the Americas, New York, NY 10020. The Sub-Advisor was retained to provide sub-advisory services to the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO effective December 1, 1998 and November 1, 1998, respectively.

    Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide each Portfolio administrative services, manage its business affairs and, other than with respect to the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, manage its investments, including the placing of orders for the purchase and sale of portfolio securities. With respect to the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Investment Manager supervises these Portfolios' investments. The Fund pays the

Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of each Portfolio determined as of the close of each business day:


NAME OF PORTFOLIO                                 INVESTMENT MANAGEMENT FEE RATES
-----------------                     --------------------------------------------------------
The Money Market Portfolio            0.50% of net assets up to $500 million;
                                      0.425% of net assets exceeding $500 million
                                      but not exceeding $750 million; and
                                      0.375% of net assets exceeding $750 million
The Short-Term Bond Portfolio         0.45% of net assets
The Quality Income Plus Portfolio     0.50% of net assets up to $500 million and
                                      0.45% of net assets exceeding $500 million
The High Yield Portfolio              0.50% of net assets up to $500 million and
                                      0.425% of net assets exceeding $500 million
The Utilities Portfolio               0.65% of net assets up to $500 million;
                                      0.55% of net assets exceeding $500 million
                                      but not exceeding $1 billion; and
                                      0.525% of net assets exceeding $1 billion
The Income Builder Portfolio          0.75% of net assets
The Dividend Growth Portfolio         0.625% of net assets up to $500 million;
                                      0.50% of net assets exceeding $500 million
                                      but not exceeding $1 billion;
                                      0.475% of net assets exceeding $1 billion
                                      but not exceeding $2 billion;
                                      0.45% of net assets exceeding $2 billion
                                      but not exceeding $3 billion; and
                                      0.425% of net assets exceeding $3 billion
The Capital Growth Portfolio          0.65% of net assets
The Global Dividend Growth Portfolio  0.75% of net assets up to $1 billion and
                                      0.725% of net assets exceeding $1 billion
The European Growth Portfolio         0.95% of net assets up to $500 million and
                                      0.90% of net assets exceeding $500 million
The Pacific Growth Portfolio          0.95% of net assets
The Equity Portfolio                  0.50% of net assets up to $1 billion;
                                      0.475% of net assets exceeding $1 billion
                                      but not exceeding $2 billion; and
                                      0.450% of net assets exceeding $2 billion
The S&P 500 Index Portfolio           0.40% of net assets
The Competitive Edge "Best Ideas"     0.65% of net assets
Portfolio
The Aggressive Equity Portfolio       0.75% of net assets
The Information Portfolio             0.75% of net assets
The Strategist Portfolio              0.50% of net assets up to $1.5 billion and
                                      0.475% of net assets exceeding $1.5 billion


    With respect to each Portfolio, the management fee is allocated among the Classes pro rata based on the net assets of the Portfolio attributable to each Class.

    For the fiscal years ended December 31, 1997, 1998 and 1999, the Investment Manager accrued compensation under the Management Agreement as follows:


                                                       COMPENSATION ACCRUED FOR THE FISCAL YEAR
                                                                  ENDED DECEMBER 31,
                                                      ------------------------------------------
NAME OF PORTFOLIO                                         1997           1998           1999
-----------------                                     ------------   ------------   ------------
The Money Market Portfolio..........................  $ 1,764,304    $ 1,927,552    $ 2,177,536
The Short-Term Bond Portfolio.......................      N/A            N/A              2,134
The Quality Income Plus Portfolio...................    2,301,725      2,514,720      2,519,733
The High Yield Portfolio............................    1,539,080      1,946,259      1,657,944
The Utilities Portfolio.............................    2,710,383      3,160,139      3,606,185
The Income Builder Portfolio........................       30,071        595,359        632,479
The Dividend Growth Portfolio.......................    8,563,208     10,828,424     11,638,694
The Capital Growth Portfolio........................      698,171        862,257        922,721
The Global Dividend Growth Portfolio................    3,183,049      3,698,722      3,669,864
The European Growth Portfolio.......................    3,589,371      4,705,416      4,749,793
The Pacific Growth Portfolio........................    1,195,454        551,718        754,955
The Equity Portfolio................................    3,306,222      4,753,680      7,156,661
The S&P 500 Index Portfolio.........................      N/A                -0-        457,843
The Competitive Edge "Best Ideas" Portfolio.........      N/A                -0-        206,828
The Aggressive Equity Portfolio.....................      N/A            N/A             28,471
The Strategist Portfolio............................    2,361,054      2,762,516      3,399,095
                                                      -----------    -----------    -----------
    Total...........................................  $31,242,092    $38,306,762    $43,580,936
                                                      ===========    ===========    ===========



    The INFORMATION PORTFOLIO had not commenced operations prior to the date of this STATEMENT OF ADDITIONAL INFORMATION.


    The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.

    Under a Sub-Advisory Agreement (the "SUB-ADVISORY AGREEMENT") between the Sub-Advisor and the Investment Manager respecting the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Sub-Advisor provides these Portfolios with investment advice and portfolio management, subject to the overall supervision of the Investment Manager. The Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of the Investment Manager's fee, payable in respect of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO.

B. PRINCIPAL UNDERWRITER

    The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, each Portfolio's shares are distributed by the Distributor. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.

    The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Portfolios or their shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER AND SUB-ADVISOR

    Each Portfolio has retained the Investment Manager to provide administrative services, manage its business affairs and (except for the PACIFIC GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO) invest its assets, including the placing of orders for the purchase and sale of portfolio securities. Each of the PACIFIC GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO has retained the Investment Manager to supervise the investment of its assets.

    Under the terms of the Management Agreement, the Investment Manager also maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

    The services provided by the Sub-Advisor are discussed above under "Investment Manager and Sub-Advisor."

    Expenses not expressly assumed by the Investment Manager under the Management Agreement, by the Sub-Advisor for the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO under the Sub-Advisory Agreement, or by the Distributor, will be paid by the Portfolios. Each Portfolio pays all expenses incurred in its operation and a portion of the Fund's general administration expenses allocated based on the asset sizes of the Portfolios. The Portfolios' direct expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; certain taxes; registration costs of the Fund under federal and state securities laws; shareholder servicing costs, charges and expenses of any outside service used for pricing of the Portfolios' shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (or the Sub-Advisor) (not including compensation or expenses of attorneys who are employees of the Investment Manager (or the Sub-Advisor)); fees and expenses of the Fund's independent accountants; interest on Portfolio borrowings; and all other expenses attributable to a particular Portfolio. The 12b-1 fees relating to Class Y will be allocated directly to Class Y. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.

    Expenses which are allocated on the basis of size of the respective Portfolios include the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager (or the Sub-Advisor) or any corporate affiliate of the Investment Manager (or the Sub-Advisor); state franchise taxes; Securities and Exchange Commission fees; membership dues of industry associations; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; and all other costs of the Fund's operations properly payable by the Fund and allocable on the basis of size to the respective Portfolios. Depending on the nature of a legal claim, liability or lawsuit, litigation costs, payment of legal claims or liabilities and any indemnification relating thereto may be directly applicable to the Portfolio or allocated on the basis of the size of the respective Portfolios. The Trustees have determined that this is an appropriate method of allocation of expenses.

    Each of the Management Agreement and the Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager and the Sub-Advisor, respectively, are not liable to the Fund or any of its investors (and, in the case of the Sub-Advisory Agreement, to the Investment Manager) for any act or omission or for any losses sustained by the Fund or its investors.

    Each of the Management Agreement and the Sub-Advisory Agreement will remain in effect from year to year provided continuance of the applicable Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of each affected Portfolio, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.

D. RULE 12b-1 PLAN

    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the "Plan"). Under the Plan, Class Y shares of each Portfolio bear a distribution fee paid to the Distributor which is accrued daily and payable monthly at the annual rate of 0.25% of the average daily net assets of the Class.

    The Plan provides that each Portfolio's distribution fee shall compensate the Distributor, Dean Witter Reynolds and its affiliates, and other selected broker-dealers for expenses they incur in connection with the distribution of the Portfolio's Class Y shares. These expenses may include: (i) cost incurred in providing personal services to shareholders; (ii) overhead and other branch office distribution-related expenses including, but not limited to, expenses of operating the Distributor's or other broker-dealers' offices used for selling Portfolio shares (E.G., lease and utility costs, salaries and employee benefits of operations and sales support personnel, costs related to client sales seminars and telephone expenses); (iii) printing and mailing costs relating to prospectuses and reports (for new shareholders); and (iv) costs incurred in connection with advertising materials and sales literature.

    Under the Plan, the Distributor provides the Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the distribution expenses incurred on behalf of each Portfolio during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefor; (2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund.

    On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination, the Trustees considered: (1) the benefits each Portfolio would be likely to obtain under the Plan, including that without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds's branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain a competitive and effective system for distribution and servicing of Contract Owners and maintenance of their accounts; and (2) what services would be provided under the Plan to Contract Owners. Based upon their review, the Trustees, including each of the Independent Trustees, determined that approval of the Plan would be in the best interests of each Portfolio and would have a reasonable likelihood of continuing to benefit the Portfolio and Contract Owners. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.

    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the Class Y shareholders of each affected Portfolio, and all material amendments to the Plan must also be approved by the Trustees. The Plan may be terminated as to a Portfolio at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio (as defined in the Investment Company Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

    No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Portfolios.

E. OTHER SERVICE PROVIDERS

    (1) TRANSFER AGENT/DIVIDEND-DISBURSING AGENT

    The Transfer Agent is the transfer agent for each Portfolio's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Portfolio shares. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, NJ 07311.

    (2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS


    The Bank of New York, 100 Church Street, New York, NY 10007, is the Custodian of each Portfolio's assets other than those of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the INFORMATION PORTFOLIO. The Chase Manhattan Bank, One Chase Plaza, New York, NY 10005, is the Custodian of the assets of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the INFORMATION PORTFOLIO. Any Portfolio's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.



    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, served as independent accountants of the Fund for the fiscal year ended December 31, 1999. Effective July 1, 2000, PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, was appointed the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.


    (3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager, of the Sub-Advisor and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, tabulating proxies and maintaining shareholder records and lists. For these services, the Transfer Agent receives an annual fee of $500 per account from each Portfolio and is reimbursed for its out-of-pocket expenses in connection with such services.

F. CODES OF ETHICS

    The Fund, the Investment Manager, the Sub-Advisor and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager and, for the PACIFIC GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO, the Sub-Advisor are responsible for decisions to buy and sell securities for each Portfolio, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. Options and futures transactions will usually be effected through a broker and a commission will be charged. Certain securities (e.g., certain money market instruments) are purchased directly from an issuer, in which case no commissions or discounts are paid.

    For the fiscal years ended December 31, 1997, 1998 and 1999, the Portfolios paid brokerage commissions as follows:


                                               BROKERAGE          BROKERAGE          BROKERAGE
                                            COMMISSIONS PAID   COMMISSIONS PAID   COMMISSIONS PAID
                                            FOR FISCAL YEAR    FOR FISCAL YEAR    FOR FISCAL YEAR
NAME OF PORTFOLIO                            ENDED 12/31/97     ENDED 12/31/98     ENDED 12/31/99
-----------------                           ----------------   ----------------   ----------------
Money Market Portfolio....................            -0-                -0-                -0-
Short-Term Bond Portfolio.................       N/A                N/A                     -0-
Quality Income Plus Portfolio.............            -0-                -0-                -0-
High Yield Portfolio......................            -0-                -0-        $    10,500
Utilities Portfolio.......................     $  110,773         $   58,322             87,152
Income Builder Portfolio..................         39,789             63,997             90,868
Dividend Growth Portfolio.................      1,267,591          2,028,310          4,248,651
Capital Growth Portfolio..................        265,450            557,556          1,199,740
Global Dividend Growth Portfolio..........      1,244,001          1,288,309            996,294
European Growth Portfolio.................        783,716          1,087,616          1,316,726
Pacific Growth Portfolio..................        670,101            422,494            555,870
Equity Portfolio..........................      1,573,295          3,639,562          5,790,009
S&P 500 Index Portfolio...................       N/A                  30,177             60,008
Competitive Edge "Best Ideas" Portfolio...       N/A                  36,526             47,170
Aggressive Equity Portfolio...............       N/A                N/A                  29,426
Information Portfolio.....................       N/A                N/A                N/A
Strategist Portfolio......................        455,450            281,844            697,388
                                               ----------         ----------        -----------
    Total.................................     $6,410,166         $9,494,713        $15,129,802
                                               ==========         ==========        ===========


B. COMMISSIONS

    Pursuant to an order of the SEC, the Portfolios may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Portfolios will limit their transactions with Dean Witter Reynolds to U.S. Government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.

    During the fiscal years ended December 31, 1997, 1998 and 1999, the Fund did not effect any principal transactions with Dean Witter Reynolds.

    Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Portfolios, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

    During the fiscal years ended December 31, 1997 and 1998 the Portfolios paid brokerage commissions to Dean Witter Reynolds as follows:


                                                              BROKERAGE COMMISSIONS PAID
                                                               TO DEAN WITTER REYNOLDS
                                                                FOR FISCAL YEAR ENDED
                                                              --------------------------
NAME OF PORTFOLIO                                             12/31/97         12/31/98
-----------------                                             --------         --------
Money Market Portfolio......................................       -0-              -0-
Short-Term Bond Portfolio...................................    N/A              N/A
Quality Income Plus Portfolio...............................       -0-              -0-
High Yield Portfolio........................................       -0-              -0-
Utilities Portfolio.........................................  $ 35,250         $  6,675
Income Builder Portfolio....................................    24,982           29,334
Dividend Growth Portfolio...................................   229,890          111,865
Capital Growth Portfolio....................................    45,335           44,940
Global Dividend Growth Portfolio............................    54,004           38,325
European Growth Portfolio...................................       -0-              -0-
Pacific Growth Portfolio....................................       -0-              -0-
Equity Portfolio............................................   158,587          248,435
S&P 500 Index Portfolio.....................................    N/A                 -0-
Competitive Edge "Best Ideas" Portfolio.....................    N/A                 -0-
Aggressive Equity Portfolio.................................    N/A              N/A
Information Portfolio.......................................    N/A              N/A
Strategist Portfolio........................................    73,880           18,566
                                                              --------         --------
    Total...................................................  $621,928         $498,140
                                                              ========         ========


    For the fiscal year ended December 31, 1999, the Portfolios paid brokerage commissions to Dean Witter Reynolds as follows:


                                                                                          PERCENTAGE OF
                                                                                         AGGREGATE DOLLAR
                                                                                            AMOUNT OF
                                                                                         EXECUTED TRADES
                                                BROKERAGE           PERCENTAGE OF            ON WHICH
                                            COMMISSIONS PAID     AGGREGATE BROKERAGE        BROKERAGE
                                             TO DEAN WITTER        COMMISSIONS FOR       COMMISSIONS WERE
                                           REYNOLDS FOR FISCAL    FISCAL YEAR ENDED    PAID FOR FISCAL YEAR
NAME OF PORTFOLIO                          YEAR ENDED 12/31/99        12/31/99            ENDED 12/31/99
-----------------                          -------------------   -------------------   --------------------
Money Market Portfolio...................            -0-                   -0-                   -0-
Short-Term Bond Portfolio................            -0-                   -0-                   -0-
Quality Income Plus Portfolio............            -0-                   -0-                   -0-
High Yield Portfolio.....................       $ 10,498                 99.98%                99.98%
Utilities Portfolio......................          8,450                  9.70                  8.17
Income Builder Portfolio.................         30,496                 33.56                 44.89
Dividend Growth Portfolio................        167,890                  3.95                  1.91
Capital Growth Portfolio.................        120,251                 10.02                 14.56
Global Dividend Growth Portfolio.........         30,930                  3.10                  7.75
European Growth Portfolio................            -0-                   -0-                   -0-
Pacific Growth Portfolio.................            -0-                   -0-                   -0-
Equity Portfolio.........................        218,335                  3.77                  4.44
S&P 500 Index Portfolio..................            -0-                   -0-                   -0-
Competitive Edge "Best Ideas"
 Portfolio...............................             25                  0.05                  0.08
Aggressive Equity Portfolio..............         21,397                 72.71                 79.13
Information Portfolio....................       N/A                   N/A                   N/A
Strategist Portfolio.....................         27,241                  3.91                  8.23
                                                --------
    Total................................       $635,513
                                                ========

    During the period June 1 through December 31, 1997 and during the fiscal year ended December 31, 1998, the Portfolios paid brokerage commissions to Morgan Stanley & Co., which broker-dealer became an affiliate of the Investment Manager on May 31, 1997 upon consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc., as follows:


                                                                BROKERAGE COMMISSIONS
                                                               PAID TO MORGAN STANLEY &
                                                              CO. FOR FISCAL YEAR ENDED
                                                              -------------------------
NAME OF PORTFOLIO                                              12/31/97       12/31/98
-----------------                                              --------       --------
Money Market Portfolio......................................         -0-            -0-
Short-Term Bond Portfolio...................................     N/A            N/A
Quality Income Plus Portfolio...............................         -0-            -0-
High Yield Portfolio........................................         -0-            -0-
Utilities Portfolio.........................................    $  1,000            -0-
Income Builder Portfolio....................................         710     $      970
Dividend Growth Portfolio...................................      73,920        294,795
Capital Growth Portfolio....................................      10,305         57,785
Global Dividend Growth Portfolio............................     123,860        242,135
European Growth Portfolio...................................       4,655         29,622
Pacific Growth Portfolio....................................      13,927         11,373
Equity Portfolio............................................      69,900        432,631
S&P 500 Index Portfolio.....................................     N/A                -0-
Competitive Edge "Best Ideas" Portfolio.....................     N/A             26,356
Aggressive Equity Portfolio.................................     N/A            N/A
Information Portfolio.......................................     N/A            N/A
Strategist Portfolio........................................      34,140         29,875
                                                                --------     ----------
    Total...................................................    $332,417     $1,125,542
                                                                ========     ==========


    For the fiscal year ended December 31, 1999, the Portfolios paid brokerage commissions to Morgan Stanley & Co. as follows:


                                                                                         PERCENTAGE OF
                                                                                        AGGREGATE DOLLAR
                                                                                       AMOUNT OF EXECUTED
                                                                   PERCENTAGE OF        TRADES ON WHICH
                                      BROKERAGE COMMISSIONS     AGGREGATE BROKERAGE        BROKERAGE
                                         PAID TO MORGAN           COMMISSIONS FOR       COMMISSIONS WERE
                                    STANLEY & CO. FOR FISCAL     FISCAL YEAR ENDED    PAID FOR FISCAL YEAR
NAME OF PORTFOLIO                      YEAR ENDED 12/31/99           12/31/99            ENDED 12/31/99
-----------------                   -------------------------   -------------------   --------------------
Money Market Portfolio............                  -0-                  -0-                     -0-
Short-Term Bond Portfolio.........                  -0-                  -0-                     -0-
Quality Income Plus Portfolio.....                  -0-                  -0-                     -0-
High Yield Portfolio..............                  -0-                  -0-                     -0-
Utilities Portfolio...............                  -0-                  -0-                     -0-
Income Builder Portfolio..........           $    2,555                 2.81%                   2.73%
Dividend Growth Portfolio.........              255,110                 6.00                    6.57
Capital Growth Portfolio..........               83,995                 7.00                    7.93
Global Dividend Growth
 Portfolio........................              145,785                14.63                   13.40
European Growth Portfolio.........                  -0-                  -0-                     -0-
Pacific Growth Portfolio..........               55,994                10.07                   12.54
Equity Portfolio..................              637,848                11.02                   12.13
S&P 500 Index Portfolio...........                  -0-                  -0-                     -0-
Competitive Edge "Best Ideas"
 Portfolio........................               39,371                83.47                   93.95
Aggressive Equity Portfolio.......                  671                 2.28                    1.62
Information Portfolio.............          N/A                     N/A                    N/A
Strategist Portfolio..............               26,580                 3.81                    5.59
                                             ----------
    Total.........................           $1,247,909
                                             ==========

    During the fiscal year ended December 31, 1999, the PACIFIC GROWTH PORTFOLIO paid a total of $605 in brokerage commissions to China International Capital, which broker-dealer became an affiliate of the Investment Manager during 1999. During the fiscal year ended December 31, 1999, the brokerage commissions paid to China International Capital represented approximately 0.11% of the total brokerage commissions paid by the PACIFIC GROWTH PORTFOLIO during the year and were paid on account of transactions having an aggregate dollar value equal to approximately 0.16% of the aggregate dollar value of all portfolio transactions of the Portfolio during the year for which commissions were paid.

C. BROKERAGE SELECTION

    The policy of the Fund regarding purchases and sales of securities for the Portfolios is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager (or, if applicable, the Sub-Advisor) from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager (or, if applicable, the Sub-Advisor) relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

    The Fund anticipates that certain Portfolio transactions involving foreign securities will be effected on foreign securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

    In seeking to implement each Portfolio's policies, the Investment Manager (or, if applicable, the Sub-Advisor) effects transactions with those brokers and dealers who the Investment Manager (or, if applicable, the Sub-Advisor) believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager (or, if applicable, the Sub-Advisor) believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager (or, if applicable, the Sub-Advisor). The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager (or, if applicable, the Sub-Advisor) from brokers and dealers may be of benefit to the Investment Manager (or, if applicable, the Sub-Advisor) in the management of accounts of some of its other clients and may not in all cases benefit a Portfolio directly.

    The Investment Manager and the Sub-Advisor currently serve as investment advisors to a number of clients, including other investment companies, and may in the future act as investment advisors to others. It is the practice of the Investment Manager (or, if applicable, the Sub-Advisor) to cause purchase and sale transactions to be allocated among the Portfolios and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Portfolios and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios and other client accounts.

D. DIRECTED BROKERAGE

    During the fiscal year ended December 31, 1999, the Portfolios paid brokerage commissions to brokers because of research services provided as follows:


                                                                              AGGREGATE DOLLAR AMOUNT
                                                BROKERAGE COMMISSIONS        OF TRANSACTIONS FOR WHICH
                                             DIRECTED IN CONNECTION WITH       SUCH COMMISSIONS WERE
                                            RESEARCH SERVICES PROVIDED FOR   PAID FOR FISCAL YEAR ENDED
NAME OF PORTFOLIO                             FISCAL YEAR ENDED 12/31/99              12/31/99
-----------------                           ------------------------------   --------------------------
Money Market Portfolio....................                   -0-                                -0-
Short-Term Bond Portfolio.................                   -0-                                -0-
Quality Income Plus Portfolio.............                   -0-                                -0-
High Yield Portfolio......................                   -0-                                -0-
Utilities Portfolio.......................           $    76,852                     $   44,579,972
Income Builder Portfolio..................                57,134                         24,011,003
Dividend Growth Portfolio.................             3,726,534                      2,616,155,331
Capital Growth Portfolio..................               978,050                        842,426,113
Global Dividend Growth Portfolio..........               778,954                        325,024,122
European Growth Portfolio.................                   -0-                                -0-
Pacific Growth Portfolio..................                75,012                         34,082,928
Equity Portfolio..........................             4,892,734                      4,497,652,637
S&P 500 Index Portfolio...................                   -0-                                -0-
Competitive Edge "Best Ideas" Portfolio...                 4,161                          1,632,807
Aggressive Equity Portfolio...............                 6,967                          4,898,929
Information Portfolio.....................          N/A                               N/A
Strategist Portfolio......................               633,267                        357,189,666
                                                     -----------                     --------------
    Total.................................           $11,229,665                     $8,747,653,508
                                                     ===========                     ==============


E. REGULAR BROKER-DEALERS

    During the fiscal year ended December 31, 1999, the Portfolios purchased the following securities issued by issuers which were among the ten brokers or the ten dealers that executed transactions for or with the Fund or the Portfolio in the largest dollar amounts during the year:

NAME OF PORTFOLIO                                       ISSUER                   TYPE OF SECURITY
-----------------                           ------------------------------  ---------------------------
Money Market Portfolio                      Goldman, Sachs & Co.            discount note, commercial
                                                                             paper
                                            Lehman Brothers Inc.            discount note, commercial
                                                                             paper
                                            Merrill Lynch & Co., Inc.       commercial paper
                                            Morgan (J.P.) Securities Inc.   discount note, commercial
                                                                             paper
                                            CS First Boston Corporation     discount note, commercial
                                                                             paper
                                            Chase Securities Inc.           commercial paper,
                                                                             certificate of deposit
                                            Banc of America Securities LLC  discount note, commercial
                                                                             paper, bank note
                                            General Motors Acceptance       commercial paper
                                             Corp.
                                            Deutsche Bank Securities Corp.  commercial paper
                                            Sears Roebuck Acceptance Corp.  commercial paper

Short-Term Bond Portfolio                   none                            N/A

Quality Income Plus Portfolio               Merrill Lynch & Co., Inc.       corporate note/bond
                                            Morgan (J.P.) Securities Inc.   corporate note/bond
                                            Lehman Brothers Holdings Inc.   corporate note/bond
                                            Goldman, Sachs Group, Inc.      corporate note/bond

NAME OF PORTFOLIO                                       ISSUER                   TYPE OF SECURITY
-----------------                           ------------------------------  ---------------------------
                                            Donaldson, Lufkin & Jenrette,   corporate note/bond
                                             Inc.
                                            Bear, Stearns & Co. Inc.        corporate note/bond
                                            NationsBank, N.A.               corporate note/bond
                                            The Chase Manhattan Bank        corporate note/bond

High Yield Portfolio                        none                            N/A

Utilities Portfolio                         none                            N/A

Income Builder Portfolio                    Merrill Lynch & Co., Inc.       convertible preferred stock

Dividend Growth Portfolio                   Bank of America                 common stock
                                            Morgan (J.P.) & Co. Inc.        common stock

Capital Growth Portfolio                    BankAmerica Corp.               common stock
                                            Bank of New York Inc.           common stock
                                            Donaldson Lufkin & Jenrette,    common stock
                                             Inc.
                                            Goldman Sachs Group Inc.        common stock
                                            Lehman Brothers Holdings Inc.   common stock

Global Dividend Growth Portfolio            none                            N/A

European Growth Portfolio                   none                            N/A

Pacific Growth Portfolio                    none                            N/A

Equity Portfolio                            Bank of New York Co., Inc.      common stock
                                            Morgan (J.P.) Securities Inc.   common stock
                                            Goldman Sachs Group, Inc.       common stock
                                            Lehman Brothers Holdings Inc.   common stock
                                            Merrill Lynch & Co., Inc.       common stock

S&P 500 Index Portfolio                     Merrill Lynch & Co., Inc.       common stock
                                            Bank of New York Co., Inc.      common stock
                                            BankAmerica Corp.               common stock
                                            Morgan (J.P.) & Co., Inc.       common stock

Competitive Edge "Best Ideas" Portfolio     Bank of New York Co., Inc.      common stock

Aggressive Equity Portfolio                 Donaldson, Lufkin & Jenrette,   common stock
                                             Inc.
                                            Goldman Sachs Group, Inc.       common stock
                                            Lehman Brothers Holdings, Inc.  common stock
                                            Bank of New York Co., Inc.      common stock
                                            Merrill Lynch & Co., Inc.       common stock
Information Portfolio                       N/A                             N/A

Strategist Portfolio                        BankAmerica                     bonds
                                            Bank One                        bonds
                                            CS First Boston Corporation     bond
                                            Merrill Lynch & Co., Inc.       bonds/common stock
                                            PaineWebber Group               bonds
                                            The Chase Manhattan Bank        common stock


    At December 31, 1999, the Portfolios held the following securities issued by such brokers with the following market values:

                                                                                           MARKET VALUE
NAME OF PORTFOLIO                         ISSUER                   TYPE OF SECURITY        AT 12/31/99
-----------------             ------------------------------  ---------------------------  ------------
Money Market Portfolio        Goldman, Sachs & Co             commercial paper             $18,895,520
                              Morgan (J.P.) Securities Inc.   commercial paper              18,891,038
                              Chase Securities Inc.           certificate of deposit        14,000,000
                              Bank of American Securities     commercial paper              10,412,461
                               LLC
                              General Motors Acceptance       commercial paper               5,986,900
                               Corp.
                              Deutsche Bank Securities Corp.  commercial paper               5,947,800

                                                                                           MARKET VALUE
NAME OF PORTFOLIO                         ISSUER                   TYPE OF SECURITY        AT 12/31/99
-----------------             ------------------------------  ---------------------------  ------------
Short-Term Bond Portfolio     none                            N/A                                  N/A

Quality Income Plus           Lehman Brothers Inc.            corporate notes/bonds          9,018,463
 Portfolio
                              Bear Stearns & Co.              corporate notes/bonds          5,031,830
                              NationsBank, N.A.               corporate note/bond            5,001,800

High Yield Portfolio          none                            N/A                                  N/A

Utilities Portfolio           none                            N/A                                  N/A

Income Builder Portfolio      Merrill Lynch & Co., Inc.       convertible preferred stock      284,928

Dividend Growth Portfolio     Bank of America                 common stock                  19,573,125
                              Morgan (J.P.) & Co. Inc.        common stock                  20,260,000

Capital Growth Portfolio      Lehman Brothers Holdings Inc.   common stock                 $ 1,016,250

Global Dividend Growth        none                            N/A                                  N/A
 Portfolio

European Growth Portfolio     none                            N/A                                  N/A

Pacific Growth Portfolio      none                            N/A                                  N/A

Equity Portfolio              Bank of New York Co., Inc.      common stock                     800,000
                              Goldman Sachs Group, Inc.       common stock                  26,278,312
                              Lehman Brothers Holdings Inc.   common stock                  18,140,063
                              Merrill Lynch & Co. Inc.        common stock                  12,191,000

S&P 500 Index Portfolio       Merrill Lynch & Co. Inc.        common stock                     448,228
                              Bank of New York, Inc.          common stock                     426,560
                              BankAmerica                     common stock                   1,240,736
                              Morgan (J.P.) & Co. Inc.        common stock                     317,449

Competitive Edge "Best        Bank of New York Co., Inc.      common stock                   1,312,000
 Ideas" Portfolio

Aggressive Equity Portfolio   Donaldson, Lufkin & Jenrette,   common stock                     111,746
                               Inc.
                              Goldman Sachs Group, Inc.       common stock                     268,434
                              Lehman Brothers Holdings, Inc.  common stock                     194,781
                              Bank of New York Co., Inc.      common stock                     100,000
                              Merrill Lynch & Co., Inc.       common stock                      66,800

Information Portfolio         N/A                             N/A                           N/A

Strategist Portfolio          PaineWebber Group               bonds                          2,012,360
                              The Chase Manhattan Bank        common stock                   6,176,156
                              Merrill Lynch & Co., Inc.       common stock                   6,997,300


VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------


    The shareholders of each Portfolio are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund's shares of beneficial interest are divided currently into seventeen Portfolios. All shares of beneficial interest of the Fund are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne by such Class (if any) or any other matter in which the interests of one Class differ from the interests of any other Class.


    The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional Portfolios and additional Classes of shares within any Portfolio. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the Prospectus for each Class.

    The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.


    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

    Shareholders have the right to vote on the election of Trustees of the Fund and on any and all matters on which by law or the provisions of the Fund's By-Laws they may be entitled to vote. To the extent required by law, Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company and Paragon Life Insurance Company, which are the only shareholders of the Fund, will vote the shares of the Fund held in each Account established to fund the benefits under either a flexible premium deferred variable annuity Contract or a flexible premium variable life insurance Contract in accordance with instructions from the owners of such Contracts. Shareholders of all Portfolios vote for a single set of Trustees.


    All of the Trustees, except for James F. Higgins, have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.


    On any matters affecting only one Portfolio, only the shareholders of that Portfolio are entitled to vote. On matters relating to all the Portfolios, but affecting the Portfolios differently, separate votes by Portfolio are required. Approval of an Investment Management Agreement and a change in fundamental policies would be regarded as matters requiring separate voting by each Portfolio.

    With respect to the submission to shareholder vote of a matter requiring separate voting by Portfolio, the matter shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for the approval of the matter, notwithstanding that:
(1) the matter has not been approved by a majority of the outstanding voting securities of any other Portfolio; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Fund. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------


A. PURCHASE/REDEMPTION OF SHARES


    Information concerning how Portfolio shares are offered (and how they are redeemed) is provided in each of the Fund's Class X and Class Y PROSPECTUSES.

B. OFFERING PRICE

    The price of each Portfolio share, called "net asset value," is based on the value of the Portfolio's securities. Net asset value per share of each of Class X and Class Y shares is calculated by dividing the value of the portion of each Portfolio's securities and other assets attributable to each Class, respectively, less the liabilities attributable to each Class, respectively, by the number of shares of the Class outstanding. The assets of each Class of shares are invested in a single portfolio. The net asset value of each Class, however, will differ because the Classes have different ongoing fees.

    The MONEY MARKET PORTFOLIO, however, utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. The MONEY MARKET PORTFOLIO utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the MONEY MARKET PORTFOLIO would receive if it sold the investment. During such periods, the yield to investors in the MONEY MARKET PORTFOLIO may differ somewhat from that obtained in a similar company which uses mark-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the MONEY MARKET PORTFOLIO would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The use of the amortized cost method to value the portfolio securities of the MONEY MARKET PORTFOLIO and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "RULE") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Portfolio's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the MONEY MARKET PORTFOLIO) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two methods of valuation. Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the MONEY MARKET PORTFOLIO'S capital the necessary shares that represent the amount of excess upon such determination. Each Contract Owner will be deemed to have agreed to such contribution in these circumstances by allocating investment under his or her Contract to the MONEY MARKET PORTFOLIO.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which the MONEY MARKET PORTFOLIO'S interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

    A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

    An Eligible Security is generally defined in the Rule to mean (i) a security with a remaining maturity of 397 calendar days or less that has received a short-term rating (or that has been issued by an issuer that has received a short-term rating with respect to a class of debt obligations, or any debt obligation within that class, that is comparable in priority and security with the security) by the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) a security: (A) that at the time of issuance had a remaining maturity of more than 397 calendar days but that has a remaining maturity of 397 calendar days or less; and (B) whose issuer has received from the Requisite NRSROs a rating with respect to a class of debt obligations (or any debt obligations within that class) that is now comparable in priority and security with the security, in one of the two highest short-term rating categories (within which there may be subcategories or gradations indicating relative standing); or (iii) an unrated security that is of comparable quality to a security meeting the requirements of (i) or (ii) above, as determined by the Trustees. The MONEY MARKET PORTFOLIO will limit its investments to securities that meet the requirements for Eligible Securities including the required ratings by S&P or Moody's.

    As permitted by the Rule, the Board has delegated to the Fund's Investment Manager, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, the MONEY MARKET PORTFOLIO will limit its investments in securities, other than Government securities, so that, at the time of purchase: (a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Portfolio's total assets in all such securities, and
(ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

    The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

    The Rule further requires that the Money Market Portfolio limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires the Portfolio to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. (An Investment Restriction of the Fund further precludes the Portfolio from investing in securities maturing more than one year from the date of purchase.) Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Portfolio will invest its available cash in such a manner as to reduce such maturity to 90 days or less a soon as is reasonably practicable.

    If the Trustees determine that it is no longer in the best interests of the MONEY MARKET PORTFOLIO and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Portfolio of any such change.


    In the calculation of a Portfolio's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager (or if applicable, the Sub-Advisor) that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange.


    Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.

    Certain of the Portfolios' securities (other than securities of the MONEY MARKET PORTFOLIO) may be valued by an outside pricing service approved by the Fund's Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

    Listed options on securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

    Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of a Portfolio's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

IX. TAXATION OF THE PORTFOLIOS AND SHAREHOLDERS
--------------------------------------------------------------------------------

    Each of the Portfolios is treated as a separate entity for federal tax purposes. Each of the Portfolios intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, each of the Portfolios will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders. Each of the Portfolios generally intends to distribute sufficient income and gains so that each of the Portfolios will not pay corporate income tax on its earnings.

    Section 817(h) of the Internal Revenue Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or life insurance for tax purposes. The Treasury Department has issued regulations prescribing these diversification requirements. Each Portfolio intends to comply with these requirements.

    Information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance Contracts is contained in the accompanying prospectus for the applicable Contract.

X. UNDERWRITERS
--------------------------------------------------------------------------------

    The Portfolios' shares are offered on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

    The annualized current yield of the MONEY MARKET PORTFOLIO, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom, in the value of a hypothetical pre-existing account have a balance of one share at the beginning of the period, subtracting a hypothetical charge which reflects deductions from shareholder accounts (such as management fees), and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The MONEY MARKET PORTFOLIO'S annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the based period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the MONEY MARKET PORTFOLIO in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the MONEY MARKET PORTFOLIO and changes in interest rates on such investments, but also on changes in the Portfolio's expenses during the period.

    Yield information may be useful in reviewing the performance of the Money Market Portfolio and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Money Market Portfolio's yield fluctuates. Furthermore, the quoted yield does not reflect charges which may be imposed on the Contracts by the applicable Account and therefore is not equivalent to total return under a Contract. (For a description of such charges, see the prospectus for the Contracts which accompanies each of the Class X PROSPECTUS and the Class Y PROSPECTUS for the Fund.)

    The current yield of the MONEY MARKET PORTFOLIO for the seven days ending December 31, 1999 was 5.44%. The effective annual yield on 5.44% is 5.59%, assuming daily compounding.

    From time to time the Fund may quote the "yield" of each of the SHORT-TERM BOND PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the HIGH YIELD PORTFOLIO and the UTILITIES PORTFOLIO in advertising and sales literature. Yield is calculated for any 30-day period as follows: the amount of interest and/or dividend income for each security in the Portfolio is determined in accordance with regulatory requirements; the total for the entire portfolio constitutes the Portfolio's gross income for the period. Expenses accrued during the period are subtracted to arrive at "net investment income." The resulting amount is divided by the product of the net asset value per share on the last day of the period multiplied by the average number of Portfolio shares outstanding during the period that were entitled to dividends. This amount is added to 1 and raised to the sixth power. 1 is then subtracted from the result and the difference is multiplied by 2 to arrive at the annualized yield. The "yield" of a Portfolio does not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account which, if quoted, would reduce the yield quoted. For the 30-day period ended December 31, 1999, the yield of the SHORT-TERM BOND PORTFOLIO, calculated pursuant to this formula, was 4.48%, the yield of the QUALITY INCOME PLUS PORTFOLIO, calculated pursuant to this formula, was 7.11%, the yield of the HIGH YIELD PORTFOLIO, calculated pursuant to this formula, was 18.86%, and the yield of the UTILITIES PORTFOLIO, calculated pursuant to this formula, was 2.33%.

    From time to time the Fund may quote the "total return" of each Portfolio in advertising and sales literature. A Portfolio's "average annual total return" represents an annualization of the Portfolio's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Portfolio's operations, if shorter than any of the foregoing. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. However, average annual total return does not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account which, if quoted, would reduce the performance quoted. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment, taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result.

    The average annual total returns of the MONEY MARKET PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the HIGH YIELD PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the EQUITY PORTFOLIO, the S&P 500 INDEX PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO for the one, five and ten year periods (or for the period from the date of commencement of the Portfolio's operations, if shorter than any of the foregoing) ended December 31, 1999 were as follows:

                                                                                                               AVERAGE ANNUAL
                                                                                                              TOTAL RETURN FOR
                                                                                                                 PERIOD FROM
                                                                   AVERAGE ANNUAL        AVERAGE ANNUAL         COMMENCEMENT
                                            TOTAL RETURN FOR      TOTAL RETURN FOR      TOTAL RETURN FOR        OF OPERATIONS
                       DATE OF INCEPTION    FISCAL YEAR ENDED     FIVE YEARS ENDED       TEN YEARS ENDED           THROUGH
NAME OF PORTFOLIO       (IF APPLICABLE)     DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999
-----------------      -----------------   -------------------   -------------------   -------------------   -------------------
Money Market
 Portfolio...........         N/A                     4.80%             5.20%                 4.95%                      N/A
Quality Income Plus
 Portfolio...........         N/A                    -4.32%             7.84%                 7.77                       N/A
High Yield
 Portfolio...........         N/A                    -1.33%             5.91%                 8.44                       N/A
Utilities
 Portfolio...........       3/1/90                   12.71%            19.92%                  N/A                     14.25%
Income Builder
 Portfolio...........       1/21/97                   7.06%              N/A                   N/A                     10.81%
Dividend Growth
 Portfolio...........       3/1/90                   -2.39%            18.82%                  N/A                     13.04

                                                                                                               AVERAGE ANNUAL
                                                                                                              TOTAL RETURN FOR
                                                                                                                 PERIOD FROM
                                                                   AVERAGE ANNUAL        AVERAGE ANNUAL         COMMENCEMENT
                                            TOTAL RETURN FOR      TOTAL RETURN FOR      TOTAL RETURN FOR        OF OPERATIONS
                       DATE OF INCEPTION    FISCAL YEAR ENDED     FIVE YEARS ENDED       TEN YEARS ENDED           THROUGH
NAME OF PORTFOLIO       (IF APPLICABLE)     DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999
-----------------      -----------------   -------------------   -------------------   -------------------   -------------------
Capital Growth
 Portfolio...........       3/1/91                   33.29%            24.11%                  N/A                     15.34%
Global Dividend
 Growth Portfolio....       2/23/94                  14.65%            15.71%                  N/A                     13.33%
European Growth
 Portfolio...........       3/1/91                   29.11%            24.90%                  N/A                     19.68%
Pacific Growth
 Portfolio...........       2/23/94                  66.09%             0.37%                  N/A                     -0.87%
Equity Portfolio.....         N/A                    58.59%            35.42%                23.04%                      N/A
S&P 500 Index
 Portfolio...........       5/18/98                  20.23%              N/A                   N/A                     20.29%
Competitive Edge
 "Best Ideas"
 Portfolio...........       5/18/98                  26.88%              N/A                   N/A                     14.46%
Strategist
 Portfolio...........         N/A                    17.35%            16.27%                13.04%                      N/A


    The INFORMATION PORTFOLIO had not commenced operations prior to the date of this STATEMENT OF ADDITIONAL INFORMATION.


    The Fund quotes the "total return" of a Portfolio that has been in operation for less than one year on an non-annualized basis. The Fund may compute the aggregate total return of each of the SHORT-TERM BOND PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO (which commenced operations on May 3, 1999) for specified periods by determining the aggregate percentage rate that will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the total returns of the SHORT-TERM BOND PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO for the period May 3, 1999 through December 31, 1999 were 1.56% and 46.08%, respectively. The Investment Manager assumed all operating expenses of each of the SHORT-TERM BOND PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO until November 5, 1999. Without the waiver of fees and assumption of expenses by the Investment Manager, the total returns of the SHORT-TERM BOND and the AGGRESSIVE EQUITY PORTFOLIO would have been 0.94% and 45.88%, respectively.

    In addition to the foregoing, the Fund may advertise the total return of the Portfolios over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations similarly do not reflect the deduction of any charges which may be imposed on the Contracts by an Account. The Fund may also compute the aggregate total returns of the Portfolios for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without the reduction for any charges imposed on the Contracts by the applicable Account) by the initial $1,000 investment and subtracting 1 from the result.

    Based on the foregoing calculation, the total returns of the MONEY MARKET PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the HIGH YIELD PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the EQUITY PORTFOLIO, the S&P 500 INDEX PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO for the one, five and ten year periods

(or for the period from the date of commencement of the Portfolio's operations, if shorter than any of the foregoing) ended December 31, 1999 were as follows:


                                                                                                              TOTAL RETURN FOR
                                                                                                                 PERIOD FROM
                                                                                                                COMMENCEMENT
                                            TOTAL RETURN FOR      TOTAL RETURN FOR      TOTAL RETURN FOR        OF OPERATIONS
                       DATE OF INCEPTION    FISCAL YEAR ENDED     FIVE YEARS ENDED       TEN YEARS ENDED           THROUGH
NAME OF PORTFOLIO       (IF APPLCABLE)      DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999
-----------------      -----------------   -------------------   -------------------   -------------------   -------------------
Money Market.........         N/A                     4.80%             28.83%                62.16%                  N/A
Quality Income Plus
  Portfolio..........         N/A                    -4.32%             45.82%               111.31%                  N/A
High Yield
  Portfolio..........         N/A                    -1.33%             33.25%               124.80%                  N/A
Utilities
  Portfolio..........       3/1/90                   12.71%            148.00%                  N/A                270.51%
Income Builder
  Portfolio..........       1/21/97                   7.06%               N/A                   N/A                 35.24%
Dividend Growth
  Portfolio..........       3/1/90                   -2.39%            136.87%                  N/A                233.75%
Capital Growth
  Portfolio..........       3/1/91                   33.29%            194.45%                  N/A                252.87%
Global Dividiend
  Growth Portfolio...       2/23/94                  14.65%            107.44%                  N/A                107.99%
European Growth
  Portfolio..........       3/1/91                   29.11%            204.02%                  N/A                389.13%
Pacific Growth
  Portfolio..........       2/23/94                  66.09%              1.85%                  N/A                 -5.00%
Equity Portfolio.....         N/A                    58.59%            355.36%               695.04%                  N/A
S&P 500 Index
  Portfolio..........       5/18/98                  20.23%               N/A                   N/A                 34.90%
Competitive Edge
  "Best Ideas"
  Portfolio..........       5/18/98                  26.88%               N/A                   N/A                 24.47%
Strategist
  Portfolio..........         N/A                    17.35%            112.49%               240.52%                  N/A


    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of a Portfolio by adding 1 to the Portfolio's aggregate total return to date (expressed as a decimal) and multiplying by $10,000, $50,000 or $100,000, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Portfolio of the Fund at inception of the Portfolio would have grown (or declined) to the following amounts at December 31, 1999:


                                                              INVESTMENT AT COMMENCEMENT OF
                                                                      OPERATIONS OF
                                                            ----------------------------------
NAME OF PORTFOLIO                                            $10,000     $50,000     $100,000
-----------------                                           ---------   ---------   ----------
Money Market Portfolio....................................  $ 24,891    $124,455    $  248,910
Short-Term Bond Portfolio.................................    10,156      50,780       101,560
Quality Income Plus Portfolio.............................    26,247     131,235       262,470
High Yield Portfolio......................................    35,663     178,315       356,630
Utilities Portfolio.......................................    37,051     185,255       370,510
Income Builder Portfolio..................................    13,524      67,620       135,240
Dividend Growth Portfolio.................................    33,375     166,875       333,750
Capital Growth Portfolio..................................    35,287     176,435       352,870
Global Dividend Growth Portfolio..........................    20,799     103,995       207,990
European Growth Portfolio.................................    48,913     244,565       489,130
Pacific Growth Portfolio..................................     9,500      47,500        95,000
Equity Portfolio..........................................   156,447     782,235     1,564,470
S&P 500 Index Portfolio...................................    13,490      67,450       134,900
Competitive Edge "Best Ideas" Portfolio...................    12,447      62,235       124,470
Aggressive Equity Portfolio...............................    14,608      73,040       146,080
Strategist Portfolio......................................    43,031     215,155       430,310

    All the foregoing yields and returns are for Class X only. As of December 31, 1999, the Fund had not yet offered Class Y shares for any Portfolio.

    The Fund from time to time may also advertise the performance of the Portfolios relative to certain performance rankings and indexes compiled by recognized organizations.

XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    EXPERTS. The financial statements of the Fund for the fiscal year ended December 31, 1999 included in this STATEMENT OF ADDITIONAL INFORMATION and incorporated by reference in each of the Class X and Class Y PROSPECTUSES have been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Also included are the unaudited Fund financial statements for the six month period ended June 30, 2000.


                                   * * * * *

    This STATEMENT OF ADDITIONAL INFORMATION and each of the Class X and Class Y PROSPECTUSES do not contain all of the information set forth in the REGISTRATION STATEMENT the Fund has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - MONEY MARKET PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

                                                                   ANNUALIZED        MATURITY
PRINCIPAL                                                             YIELD
AMOUNT IN                                                          ON DATE OF
THOUSANDS                                                           PURCHASE           DATE             VALUE
-----------------------------------------------------------------------------------------------------------------
            COMMERCIAL PAPER (71.1%)
            BANKING (12.1%)
$  10,500   Bank of America Corp................................   6.04-6.08 %   01/05/00-04/12/00   $ 10,412,461
   11,500   Citicorp............................................   5.85-5.88     02/04/00-02/10/00     11,432,169
   19,000   Morgan (J.P.) & Co. Inc.............................   5.91-6.06     01/25/00-02/23/00     18,891,038
   12,000   Northern Trust Corp.................................   5.89-6.38     02/07/00-02/16/00     11,917,814
                                                                                                     ------------
                                                                                                       52,653,482
                                                                                                     ------------
            DIVERSIFIED FINANCIAL SERVICES (8.6%)
    5,500   Associates Corp. of North America...................      5.87           01/31/00           5,473,692
   10,820   Associates First Capital Corp.......................   6.04-6.06     01/07/00-03/10/00     10,753,848
   21,500   General Electric Capital Corp.......................   5.04-5.80     01/18/00-02/01/00     21,422,684
                                                                                                     ------------
                                                                                                       37,650,224
                                                                                                     ------------
            FINANCE - AUTOMOTIVE (5.7%)
   19,000   DaimlerChrylser North America Holding Corp..........   5.93-6.08     01/21/00-03/07/00     18,873,442
    6,000   General Motors Acceptance Corp......................      6.57           01/13/00           5,986,900
                                                                                                     ------------
                                                                                                       24,860,342
                                                                                                     ------------
            FINANCE - CONSUMER (8.3%)
    5,000   American Express Credit Corp........................      6.07           02/09/00           4,967,771
   19,500   New Center Asset Trust..............................   5.90-6.04     03/03/00-03/21/00     19,328,633
   12,000   Norwest Financial Inc...............................   5.93-6.10     02/08/00-02/18/00     11,915,110
                                                                                                     ------------
                                                                                                       36,211,514
                                                                                                     ------------
            FINANCE - CORPORATE (1.2%)
    5,030   Ciesco, L.P.........................................      5.93           02/14/00           4,994,036
                                                                                                     ------------
            INSURANCE (6.5%)
   20,700   American General Corp...............................   5.99-6.01     02/15/00-03/08/00     20,509,717
    7,950   Prudential Funding Corp.............................      5.57           02/16/00           7,893,824
                                                                                                     ------------
                                                                                                       28,403,541
                                                                                                     ------------
            INTERNATIONAL BANKS (23.0%)
   18,000   ANZ (DE) Inc........................................   6.07-6.08     01/12/00-03/23/00     17,894,313
   18,000   Abbey National North America Corp...................   5.98-6.03     01/04/00-03/13/00     17,920,945
    6,500   Canadian Imperial Holdings Inc......................      6.50           01/03/00           6,497,659
    5,000   CBA (Delaware) Finance Inc..........................      5.91           02/14/00           4,964,433
   11,000   Cregem North America Inc............................   5.91-5.98     01/10/00-01/19/00     10,976,515

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - MONEY MARKET PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

                                                                   ANNUALIZED        MATURITY
PRINCIPAL                                                             YIELD
AMOUNT IN                                                          ON DATE OF
THOUSANDS                                                           PURCHASE           DATE             VALUE
-----------------------------------------------------------------------------------------------------------------
$   6,000   Deutsche Bank Financial Inc.........................      5.89   %       02/24/00        $  5,947,800
    6,000   Dresdner U.S. Finance Inc...........................      6.25           01/05/00           5,995,860
    7,000   KFW International Finance Inc.......................      5.99           04/05/00           6,891,568
   13,460   National Australia Funding (DE) Inc.................   5.86-6.68     01/14/00-01/26/00     13,416,633
    5,000   UBS Finance (Delaware) LLC..........................      6.07           05/19/00           4,885,711
    5,000   WestPac Capital Corp................................      6.14           01/27/00           4,978,189
                                                                                                     ------------
                                                                                                      100,369,626
                                                                                                     ------------
            INVESTMENT BANKERS/BROKERS/SERVICES (4.3%)
   19,000   Goldman Sachs Group Inc.............................   6.06-6.51     01/13/00-02/25/00     18,895,520
                                                                                                     ------------
            UTILITIES (1.4%)
    6,000   Duke Energy Corp....................................      5.87           02/14/00           5,957,613
                                                                                                     ------------

            TOTAL COMMERCIAL PAPER
            (AMORTIZED COST $309,995,898).........................................................    309,995,898
                                                                                                     ------------

            U.S. GOVERNMENT AGENCIES (16.6%)
   17,000   Federal Farm Credit Bank............................   4.99-6.16     03/17/00-11/17/00     16,605,790
   30,220   Federal Home Loan Banks.............................   4.97-6.14     02/25/00-12/21/00     29,597,102
    4,500   Federal Home Loan Mortgage Corp.....................      6.02           09/01/00           4,323,710
   22,519   Federal National Mortgage Assoc.....................   5.76-6.05     04/06/00-12/05/00     21,629,248
                                                                                                     ------------

            TOTAL U.S. GOVERNMENT AGENCIES
            (AMORTIZED COST $72,155,850)..........................................................     72,155,850
                                                                                                     ------------

            CERTIFICATES OF DEPOSIT (10.6%)
   14,000   Chase Manhattan Bank (USA) N.A......................   5.83-5.85     01/19/00-01/20/00     14,000,000
    6,000   First Union National Bank...........................      5.84           01/11/00           6,000,000
    6,000   Fleet National Bank.................................      6.08           02/22/00           6,000,000
   20,000   U.S. Bank, N.A......................................   5.92-6.04     01/28/00-04/17/00     20,000,000
                                                                                                     ------------

            TOTAL CERTIFICATES OF DEPOSIT
            (AMORTIZED COST $46,000,000)..........................................................     46,000,000
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - MONEY MARKET PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

                                                                   ANNUALIZED        MATURITY
PRINCIPAL                                                             YIELD
AMOUNT IN                                                          ON DATE OF
THOUSANDS                                                           PURCHASE           DATE             VALUE
-----------------------------------------------------------------------------------------------------------------
            SHORT-TERM BANK NOTE (1.6%)
$   7,000   First USA Bank, N.A.
              (AMORTIZED COST $7,000,000).......................      5.88   %       02/11/00        $  7,000,000
                                                                                                     ------------

TOTAL INVESTMENTS
(AMORTIZED COST $435,151,748) (a).........................................................   99.9%    435,151,748

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.1         491,363
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 435,643,111
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

 (a)   Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - SHORT-TERM BOND PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

PRINCIPAL
AMOUNT IN                                                         COUPON           MATURITY
THOUSANDS                                                          RATE              DATE           VALUE
------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT & AGENCY OBLIGATIONS (83.8%)
 $  575    Federal Home Loan Banks...........................   4.88-5.38%    03/02/01-01/22/02   $  565,822
    500    Federal Home Loan Mortgage Corp...................      5.75           06/15/01           495,210
    200    Federal National Mortgage Assoc...................      6.31           07/17/02           196,880
  1,400    U.S. Treasury Notes...............................   5.88-6.50     09/30/00-10/31/01    1,402,237
                                                                                                  ----------

           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
           (IDENTIFIED COST $2,677,195).........................................................   2,660,149
                                                                                                  ----------

           SHORT-TERM INVESTMENT (a) (15.1%)
           U.S. GOVERNMENT AGENCY
    480    Federal Home Loan Mortgage Corp.
             (AMORTIZED COST $479,960).......................      1.50           01/03/00           479,960
                                                                                                  ----------

TOTAL INVESTMENTS
(IDENTIFIED COST $3,157,155) (b)............................................................   98.9%    3,140,109

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..............................................    1.1        34,480
                                                                                              -----   -----------

NET ASSETS..................................................................................  100.0%  $ 3,174,589
                                                                                              -----   -----------
                                                                                              -----   -----------

---------------------

(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized depreciation is $17,046.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITYINCOME PLUS PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

PRINCIPAL
AMOUNT IN                                                                 COUPON      MATURITY
THOUSANDS                                                                  RATE         DATE            VALUE
-----------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (62.8%)
           ACCIDENT & HEALTH INSURANCE (0.6%)
$   3,000  Jackson National Life Insurance Co. - 144A*..................   8.15%      03/15/27       $  2,952,990
                                                                                                     ------------
           AEROSPACE (2.2%)
    5,000  Boeing Co....................................................   7.95       08/15/24          5,139,700
    5,000  United Technologies Corp.....................................   7.50       09/15/29          4,886,450
                                                                                                     ------------
                                                                                                       10,026,150
                                                                                                     ------------
           AIR FREIGHT/DELIVERY SERVICES (1.0%)
    4,887  Federal Express Corp.........................................   7.50       01/15/18          4,662,234
                                                                                                     ------------
           AIRLINES (1.6%)
    4,729  America West Airlines (Class A)..............................   6.85       07/02/09          4,416,871
    3,000  Continental Airlines, Inc....................................   7.056      09/15/09          2,850,780
                                                                                                     ------------
                                                                                                        7,267,651
                                                                                                     ------------
           ALUMINUM (0.9%)
    5,000  Aluminum Co. of America......................................   6.75       01/15/28          4,332,900
                                                                                                     ------------
           AUTO PARTS: O.E.M. (0.6%)
    3,000  Eaton Corp...................................................   7.65       11/15/29          2,860,020
                                                                                                     ------------
           BEVERAGES - NON-ALCOHOLIC (0.5%)
    2,000  Coca-Cola Enterprises Inc....................................   8.50       02/01/22          2,143,000
                                                                                                     ------------
           BUILDING MATERIALS/DIY CHAINS (1.0%)
    5,000  Home Depot Real Estate Funding Corp. II - 144A*..............   5.95       10/15/08          4,464,750
                                                                                                     ------------
           BUILDING PRODUCTS (0.6%)
    3,000  Armstrong World Industries, Inc..............................   7.45       05/15/29          2,677,470
                                                                                                     ------------
           CELLULAR TELEPHONE (1.1%)
    5,000  360 DEG. Communications Co...................................   7.60       04/01/09          5,007,500
                                                                                                     ------------
           CONSTRUCTION/AGRICULTURAL EQUIPMENT/
           TRUCKS (0.7%)
    3,000  Caterpillar, Inc.............................................   9.375      08/15/11          3,369,810
                                                                                                     ------------
           CONSUMER ELECTRONICS/APPLIANCES (0.2%)
    1,000  Maytag Corp..................................................   9.75       05/15/02          1,052,530
                                                                                                     ------------
           CONSUMER SUNDRIES (1.0%)
    5,000  CPC International, Inc.......................................   7.25       12/15/26          4,748,800
                                                                                                     ------------
           CONTRACT DRILLING (0.8%)
    3,000  Transocean Offshore Inc......................................   8.00       04/15/27          3,018,000
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITYINCOME PLUS PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                 COUPON      MATURITY
THOUSANDS                                                                  RATE         DATE            VALUE
-----------------------------------------------------------------------------------------------------------------
           DEPARTMENT STORES (1.3%)
$   5,000  May Department Stores Co.....................................   7.625%     08/15/13       $  4,970,500
    1,000  Penney (J.C.) Co., Inc.......................................   9.75       06/15/21          1,043,280
                                                                                                     ------------
                                                                                                        6,013,780
                                                                                                     ------------
           DISCOUNT CHAINS (1.2%)
    2,745  Wal-Mart Stores, Inc.........................................   7.49       06/21/07          2,748,994
    3,000  Wal-Mart Stores, Inc.........................................   6.875      08/10/09          2,922,030
                                                                                                     ------------
                                                                                                        5,671,024
                                                                                                     ------------
           DIVERSIFIED FINANCIAL SERVICES (0.7%)
    3,000  Abbey National PLC (United Kingdom)..........................   7.95       10/26/29          2,994,630
                                                                                                     ------------
           DIVERSIFIED MANUFACTURING (2.0%)
    5,000  Dresser Industries, Inc......................................   7.60       08/15/96          4,752,950
    5,000  Tyco International Group S.A. (Luxembourg)...................   6.875      01/15/29          4,258,650
                                                                                                     ------------
                                                                                                        9,011,600
                                                                                                     ------------
           E.D.P. SERVICES (0.5%)
    2,500  Electronic Data Systems......................................   7.125      10/15/09          2,438,075
                                                                                                     ------------
           ELECTRIC UTILITIES (6.6%)
    1,000  Chugach Electric Co..........................................   9.14       03/15/22          1,074,300
    5,000  Duke Capital Corp............................................   8.00       10/01/19          5,036,500
    1,000  FPL Group Capital, Inc.......................................   7.375      06/01/09            985,340
    2,500  FPL Group Capital, Inc.......................................   7.625      09/15/06          2,508,750
    5,000  Israel Electric Co., Ltd. - 144A*............................   7.75       03/01/09          4,826,950
    2,732  Oglethorpe Power Co..........................................   6.974      06/30/11          2,583,569
    3,500  Oklahoma Gas & Electric Co...................................   6.50       07/15/17          3,399,060
    5,000  Potomac Electric Power Co....................................   7.25       07/01/23          4,511,150
    4,000  Public Service Electric & Gas Co.............................   7.375      03/01/14          3,807,920
    1,000  Tampa Electric Co............................................   7.75       11/01/22            939,640
                                                                                                     ------------
                                                                                                       29,673,179
                                                                                                     ------------
           ELECTRONIC PRODUCTION EQUIPMENT (1.0%)
    5,000  Applied Materials, Inc.......................................   7.125      10/15/17          4,603,750
                                                                                                     ------------
           FARMING/SEEDS/MILLING (0.9%)
    5,000  Archer Daniels Midland Co....................................   6.625      05/01/29          4,278,450
                                                                                                     ------------
           FINANCE COMPANIES (3.8%)
    5,000  Aristar Inc..................................................   5.85       01/27/04          4,717,250
    3,000  Ford Capital B.V.............................................   9.50       06/01/10          3,371,250

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITYINCOME PLUS PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                 COUPON      MATURITY
THOUSANDS                                                                  RATE         DATE            VALUE
-----------------------------------------------------------------------------------------------------------------
$   5,000  Ford Motor Credit Corp.......................................   7.75%      03/15/05       $  5,074,500
    4,000  Norwest Financial Inc........................................   7.875      02/15/02          4,068,560
                                                                                                     ------------
                                                                                                       17,231,560
                                                                                                     ------------
           FINANCIAL SERVICES (1.0%)
    5,000  Allamerica Financial Corp....................................   7.625      10/15/25          4,670,350
                                                                                                     ------------
           INTEGRATED OIL COMPANIES (3.0%)
    3,000  Atlantic Richfield Co........................................   9.00       05/01/31          3,440,880
    5,000  Kerr McGee Corp..............................................   7.125      10/15/27          4,392,300
       76  Mobil Corp...................................................   9.17       02/29/00             76,123
    5,000  Murphy Oil Corp..............................................   7.05       05/01/29          4,478,250
    1,000  Texaco Capital, Inc..........................................   9.75       03/15/20          1,202,950
                                                                                                     ------------
                                                                                                       13,590,503
                                                                                                     ------------
           INTERNATIONAL BANKS (1.7%)
    5,000  Dresdner Funding Trust - 144A*...............................   8.151      06/30/31          4,683,650
    3,242  Swiss Bank Corp..............................................   7.375      07/15/15          3,092,738
                                                                                                     ------------
                                                                                                        7,776,388
                                                                                                     ------------
           INVESTMENT BANKERS/BROKERS/SERVICES (3.1%)
    2,000  Bear Stearns Companies, Inc..................................   8.75       03/15/04          2,088,980
    3,000  Bear Stearns Companies, Inc..................................   7.625      12/07/09          2,942,850
    3,750  Lehman Brothers Holdings, Inc................................   8.75       03/15/05          3,907,912
    5,000  Lehman Brothers Holdings, Inc................................   8.50       08/01/15          5,110,550
                                                                                                     ------------
                                                                                                       14,050,292
                                                                                                     ------------
           LIFE INSURANCE (0.9%)
    5,000  American General Corp........................................   6.625      02/15/29          4,305,100
                                                                                                     ------------
           MAJOR BANKS (5.5%)
    5,000  First Bank N.A...............................................   8.35       11/01/04          5,177,150
    5,000  First Bank System Inc........................................   7.625      05/01/05          5,009,900
    3,000  Mellon Bank N.A..............................................   7.625      09/15/07          3,013,440
    5,000  NationsBank Corp.............................................   7.80       09/15/16          5,001,800
    5,000  State Street Boston Corp.....................................   5.95       09/15/03          4,795,900
    2,000  Wachovia Corp................................................   6.375      04/15/03          1,957,420
                                                                                                     ------------
                                                                                                       24,955,610
                                                                                                     ------------
           MAJOR PHARMACEUTICALS (1.3%)
    5,000  Johnson & Johnson............................................   8.72       11/01/24          5,210,750
      519  Marion Merrell Corp..........................................   9.11       08/01/05            540,647
                                                                                                     ------------
                                                                                                        5,751,397
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITYINCOME PLUS PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                 COUPON      MATURITY
THOUSANDS                                                                  RATE         DATE            VALUE
-----------------------------------------------------------------------------------------------------------------
           MAJOR U.S. TELECOMMUNICATIONS (2.2%)
$   5,000  AT&T Corp....................................................   8.35%      01/15/25       $  4,935,700
    5,000  GTE Corp.....................................................   7.90       02/01/27          4,788,200
                                                                                                     ------------
                                                                                                        9,723,900
                                                                                                     ------------
           MANAGED HEALTH CARE (0.2%)
    1,000  Kaiser Foundation Health Plan, Inc...........................   9.55       07/15/05          1,074,730
                                                                                                     ------------
           MEDICAL SPECIALTIES (1.8%)
    5,000  Baxter International, Inc....................................   6.625      02/15/28          4,247,400
    4,000  Becton Dickinson & Co........................................   8.70       01/15/25          4,043,080
                                                                                                     ------------
                                                                                                        8,290,480
                                                                                                     ------------
           MID-SIZED BANKS (0.7%)
    3,000  Old Kent Financial Corp......................................   6.625      11/15/05          2,858,640
                                                                                                     ------------
           MOTOR VEHICLES (1.1%)
    5,000  DaimlerChrysler North American Holdings Corp.................   7.20       09/01/09          4,909,450
                                                                                                     ------------
           MULTI-LINE INSURANCE (1.0%)
    5,000  Nationwide Financial Services, Inc...........................   8.00       03/01/27          4,639,450
                                                                                                     ------------
           OIL & GAS PRODUCTION (1.0%)
    2,000  Anadarko Petroleum Corp......................................   7.73       09/15/96          1,926,800
    3,000  Burlington Resources, Inc....................................   7.375      03/01/29          2,806,770
                                                                                                     ------------
                                                                                                        4,733,570
                                                                                                     ------------
           OTHER TELECOMMUNICATIONS (0.6%)
    2,500  Electric Lightwave, Inc. - 144A*.............................   6.05       05/15/04          2,357,475
                                                                                                     ------------
           PACKAGE GOODS/COSMETICS (0.7%)
    3,500  Avon Products Inc. - 144A*...................................   7.15       11/15/09          3,364,760
                                                                                                     ------------
           PRECIOUS METALS (1.1%)
    5,000  Barrick Gold Corp............................................   7.50       05/01/07          4,940,100
                                                                                                     ------------
           RAILROADS (1.9%)
    4,183  Burlington Northern Santa Fe Corp............................   7.33       06/23/10          4,098,223
    4,437  Burlington Northern Santa Fe Corp............................   7.97       01/01/15          4,488,093
                                                                                                     ------------
                                                                                                        8,586,316
                                                                                                     ------------
           RESTAURANTS (0.2%)
    1,000  McDonald's Corp..............................................   8.875      04/01/11          1,109,080
                                                                                                     ------------
           SPECIALTY CHEMICALS (1.0%)
    5,000  Great Lakes Chemicals Corp...................................   7.00       07/15/09          4,784,650
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITYINCOME PLUS PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                 COUPON      MATURITY
THOUSANDS                                                                  RATE         DATE            VALUE
-----------------------------------------------------------------------------------------------------------------
           TELECOMMUNICATIONS EQUIPMENT (0.9%)
$   5,000  Motorola Inc.................................................   6.50%      11/15/28       $  4,306,100
                                                                                                     ------------
           TOBACCO (1.1%)
    5,000  Philip Morris Companies, Inc.................................   7.125      10/01/04          4,799,600
                                                                                                     ------------

           TOTAL CORPORATE BONDS
           (IDENTIFIED COST $298,508,615)..........................................................   286,077,794
                                                                                                     ------------

           U.S. GOVERNMENT & AGENCY OBLIGATIONS (29.3%)
        5  Federal Home Loan Mortgage Corp..............................  11.50       05/01/19              5,164
    4,414  Federal Home Loan Mortgage Corp. PC Gold.....................   6.00   10/01/23-11/01/27     4,044,167
    1,076  Federal Home Loan Mortgage Corp. PC Gold.....................   8.50   01/01/22-12/01/24     1,104,185
   12,519  Federal National Mortgage Assoc..............................   6.00   07/01/27-03/01/29    11,458,556
   15,317  Federal National Mortgage Assoc..............................   6.50   03/01/26-08/01/29    14,435,988
   20,146  Federal National Mortgage Assoc..............................   7.00   03/01/17-07/01/29    19,478,712
    9,434  Federal National Mortgage Assoc..............................   7.50   08/01/27-09/01/29     9,330,676
      282  Federal National Mortgage Assoc..............................   9.00   06/01/21-02/01/25       293,747
    9,687  Government National Mortgage Assoc...........................   6.00   04/15/28-12/15/28     8,818,397
   16,081  Government National Mortgage Assoc...........................   6.50   08/15/27-02/15/29    15,101,425
   11,516  Government National Mortgage Assoc...........................   7.00   03/15/26-01/01/30    11,123,781
    5,000  Government National Mortgage Assoc...........................   7.00          (a)            4,829,688
       18  Government National Mortgage Assoc...........................   7.50   04/15/24-09/15/27        18,125
   13,239  Government National Mortgage Assoc...........................   8.00   10/15/24-11/15/29    13,366,958
    1,767  Government National Mortgage Assoc...........................   8.50   01/15/17-03/01/28     1,816,725
    1,298  Government National Mortgage Assoc...........................   9.00   08/15/24-12/15/24     1,357,587
      129  Government National Mortgage Assoc...........................  10.00   05/15/16-04/15/19       139,932
    5,000  Tennessee Valley Authority...................................   7.85       06/15/44          5,033,550
    5,000  U.S. Treasury Note...........................................   6.00       08/15/09          4,842,200

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITYINCOME PLUS PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                 COUPON      MATURITY
THOUSANDS                                                                  RATE         DATE            VALUE
-----------------------------------------------------------------------------------------------------------------
$   5,000  U.S. Treasury Bond...........................................   6.125%     08/15/29       $  4,766,400
   10,000  U.S. Treasury Note Strips....................................   0.00       08/15/19          2,638,200
                                                                                                     ------------

           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
           (IDENTIFIED COST $139,600,543)..........................................................   134,004,163
                                                                                                     ------------

           FOREIGN GOVERNMENT OBLIGATIONS (4.6%)
    5,000  Hydro-Quebec.................................................   9.50       11/15/30          5,922,950
    5,000  Province of New Brunswick....................................   7.625      06/29/04          5,065,250
    5,000  Province of Manitoba.........................................   7.75       07/17/16          5,110,350
    5,000  Province of Quebec...........................................   7.50       07/15/23          4,852,800
                                                                                                     ------------

           TOTAL FOREIGN GOVERNMENT OBLIGATIONS
           (IDENTIFIED COST $20,919,200)...........................................................    20,951,350
                                                                                                     ------------

           SHORT-TERM INVESTMENTS (b) (2.7%)
           U.S. GOVERNMENT AGENCY
   12,550  Federal Home Loan Mortgage Corp. (AMORTIZED COST
             $12,548,954)...............................................   1.50       01/03/00         12,548,954
                                                                                                     ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $471,577,312) (c)........................................................   99.4%    453,582,261

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.6       2,549,590
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 456,131,851
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

 *   Resale is restricted to qualified institutional investors.
PC   Participation Certificate.
(a) Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(b) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,150,347 and the aggregate gross unrealized depreciation is $20,145,398, resulting in net unrealized depreciation of $17,995,051.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

 PRINCIPAL
 AMOUNT IN                                                                  COUPON            MATURITY
 THOUSANDS                                                                   RATE               DATE        VALUE
---------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS (93.4%)
              BEVERAGES - NON-ALCOHOLIC (1.4%)
$     5,000   Sparkling Spring Water (Canada)...................   11.50%                     11/15/07   $  3,950,000
                                                                                                         ------------
              BROADCAST/MEDIA (3.5%)
      8,000   Brill Media Co., LLC (Series B)...................    7.50++                    12/15/07      4,400,000
      5,329   Mentus Media Corp. (Series B).....................   12.00+                     02/01/03        532,900
      4,890   Tri-State Outdoor Media Group.....................   11.00                      05/15/08      4,816,650
                                                                                                         ------------
                                                                                                            9,749,550
                                                                                                         ------------
              CABLE TELEVISION (6.7%)
      7,000   21st Century Telecom Group, Inc...................   12.25++                    02/15/08      4,690,000
      3,750   Australis Holdings Ltd.
                (Australia) (a).................................   15.00++                    11/01/02         56,250
      2,000   James Cable Partners L.P. (Series B)..............   10.75                      08/15/04      2,040,000
      3,000   Knology Holdings Inc..............................   11.875++                   10/15/07      2,010,000
      1,500   Optel Inc. (Series B) (a).........................   13.00                      02/15/05      1,110,000
     12,250   Optel Inc. (a)(b).................................   11.50                      07/01/08      8,820,000
                                                                                                         ------------
                                                                                                           18,726,250
                                                                                                         ------------
              CASINO/GAMBLING (3.7%)
     12,250   Aladdin Gaming Holdings/Capital Corp. LLC
                (Series B)......................................   13.50++                    03/01/10      4,961,250
      9,915   Fitzgeralds Gaming Corp. (Series B) (b)...........   12.25                      12/15/04      5,453,250
                                                                                                         ------------
                                                                                                           10,414,500
                                                                                                         ------------
              CELLULAR TELEPHONE (5.0%)
      1,800   American Cellular Corp............................   10.50                      05/15/08      1,984,500
        800   Clearnet Communications Inc. (Canada).............   14.75++                    12/15/05        788,000
      1,800   Dobson/Sygnet Communications......................   12.25                      12/15/08      1,980,000
      3,500   Dolphin Telecom PLC (United Kingdom)..............   14.00++                    05/15/09      1,610,000
      7,920   McCaw International Ltd...........................   13.00++                    04/15/07      5,535,763
      1,500   Tritel PCS Inc. - 144A*...........................   12.75++                    05/15/09        945,000
      1,500   Triton PCS Inc....................................   11.00++                    05/01/08      1,065,000
                                                                                                         ------------
                                                                                                           13,908,263
                                                                                                         ------------
              CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (1.0%)
      3,000   J.B. Poindexter & Co., Inc........................   12.50                      05/15/04      2,865,000
                                                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                  COUPON            MATURITY
 THOUSANDS                                                                   RATE               DATE        VALUE
---------------------------------------------------------------------------------------------------------------------
              CONSUMER ELECTRONICS/APPLIANCES (1.1%)
$    12,000   International Semi-Tech Microelectronics, Inc.
                (Canada)(a).....................................   11.50++%                   08/15/03   $    600,000
      2,500   Windmere-Durable Holdings, Inc....................   10.00                      07/31/08      2,437,500
                                                                                                         ------------
                                                                                                            3,037,500
                                                                                                         ------------
              CONSUMER SPECIALTIES (0.8%)
      2,500   Samsonite Corp....................................   10.75                      06/15/08      2,187,500
                                                                                                         ------------
              CONSUMER/BUSINESS SERVICES (4.9%)
      1,800   Anacomp, Inc. (Series B)..........................   10.875                     04/01/04      1,795,500
      8,288   Comforce Corp. (Series B).........................   15.00+                     12/01/09      5,387,119
      3,250   Comforce Operating, Inc...........................   12.00                      12/01/07      2,112,500
      7,700   Entex Information Services, Inc...................   12.50                      08/01/06      3,465,000
      1,000   MDC Communication Corp. (Canada)..................   10.50                      12/01/06        987,500
                                                                                                         ------------
                                                                                                           13,747,619
                                                                                                         ------------
              CONTAINERS/PACKAGING (2.5%)
        300   Berry Plastics Corp...............................   12.25                      04/15/04        307,500
      1,500   Berry Plastics Corp. - 144A*......................   11.00                      07/15/07      1,522,500
      6,330   Envirodyne Industries, Inc........................   10.25                      12/01/01      3,544,800
      1,800   Impac Group Inc. (Series B).......................   10.125                     03/15/08      1,638,000
                                                                                                         ------------
                                                                                                            7,012,800
                                                                                                         ------------
              CONTRACT DRILLING (1.0%)
      4,600   Northern Offshore ASA (Series B) (Norway).........   10.00                      05/15/05      2,806,000
                                                                                                         ------------
              DIVERSIFIED ELECTRONIC PRODUCTS (0.9%)
      3,000   High Voltage Engineering, Inc.....................   10.75++                    08/15/04      2,565,000
                                                                                                         ------------
              DIVERSIFIED MANUFACTURING (2.9%)
      1,800   Eagle-Picher Industries, Inc......................    9.375                     03/01/08      1,575,000
      1,800   Jordan Industries, Inc. (Series D)................   10.375                     08/01/07      1,800,000
      7,200   Jordan Industries, Inc. (Series B)................   11.75++                    04/01/09      4,824,000
                                                                                                         ------------
                                                                                                            8,199,000
                                                                                                         ------------
              ELECTRONIC DISTRIBUTORS (0.3%)
      6,000   CHS Electronics, Inc..............................    9.875                     04/15/05        720,000
                                                                                                         ------------
              FOOD CHAINS (0.5%)
      2,515   Pueblo Xtra International, Inc. (Series C)........    9.50                      08/01/03      1,509,000
                                                                                                         ------------
              FOOD DISTRIBUTORS (0.8%)
      2,500   Fleming Companies, Inc. (Series B)................   10.625                     07/31/07      2,256,250
                                                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                  COUPON            MATURITY
 THOUSANDS                                                                   RATE               DATE        VALUE
---------------------------------------------------------------------------------------------------------------------
              HOTELS/RESORTS (4.4%)
$     9,000   Epic Resorts LLC (Series B).......................   13.00%                     06/15/05   $  7,200,000
      7,210   Resort At Summerlin (Series B)....................   13.00+                     12/15/07      5,047,035
                                                                                                         ------------
                                                                                                           12,247,035
                                                                                                         ------------
              INDUSTRIAL SPECIALTIES (1.7%)
      1,325   Indesco International Inc.........................    9.75                      04/15/08        596,250
      1,500   International Wire Group, Inc.....................   11.75                      06/01/05      1,548,750
      3,000   Outsourcing Services Group, Inc. (Series B).......   10.875                     03/01/06      2,670,000
                                                                                                         ------------
                                                                                                            4,815,000
                                                                                                         ------------
              MEDICAL SPECIALTIES (2.0%)
      5,100   Mediq Inc./PRN Life Support Services Inc..........   11.00                      06/01/08      2,040,000
      3,000   Universal Hospital Services, Inc. (issued
                02/25/98).......................................   10.25                      03/01/08      2,085,000
      2,000   Universal Hospital Services, Inc. (issued
                02/26/99).......................................   10.25                      03/01/08      1,340,000
                                                                                                         ------------
                                                                                                            5,465,000
                                                                                                         ------------
              MEDICAL/NURSING SERVICES (0.4%)
      2,500   Pediatric Services of America, Inc. (Series A)....   10.00                      04/15/08      1,150,000
                                                                                                         ------------
              MILITARY/GOV'T/TECHNICAL (0.6%)
      1,800   Loral Space & Communications Ltd..................    9.50                      01/15/06      1,638,000
                                                                                                         ------------
              OFFICE EQUIPMENT/SUPPLIES (1.4%)
      6,500   Mosler, Inc.......................................   11.00                      04/15/03      3,835,000
                                                                                                         ------------
              OIL REFINING/MARKETING (0.0%)
      3,000   Transamerican Refining Corp. (Series B) (b).......   16.00                      06/30/03         45,000
                                                                                                         ------------
              OTHER TELECOMMUNICATIONS (11.9%)
      6,500   Birch Telecom Inc.................................   14.00                      06/15/08      6,565,000
      3,000   DTI Holdings Inc. - (Series B)....................   12.50++                    03/01/08      1,110,000
      1,800   Esprit Telecom Group PLC (United Kingdom).........   11.50                      12/15/07      1,827,000
     16,520   Firstworld Communications, Inc....................   13.00++                    04/15/08      9,912,000
      1,800   Globenet Comm Group Ltd. - 144A* (Bermuda)........   13.00                      07/15/07      1,827,000
      1,500   Pac-West Telecom Inc. (Series B)..................   13.50                      02/01/09      1,552,500
      2,500   Primus Telecommunication Group, Inc.
                (Series B)......................................    9.875                     05/15/08      2,300,000
      1,800   Versatel Telecom International NV (Netherlands)...   13.25                      05/15/08      1,917,000
      5,000   World Access, Inc. (c)............................   13.25                      01/15/08      4,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                  COUPON            MATURITY
 THOUSANDS                                                                   RATE               DATE        VALUE
---------------------------------------------------------------------------------------------------------------------
$     1,800   Worldwide Fiber Inc. (Canada) - 144A*.............   12.00%                     08/01/09   $  1,858,500
                                                                                                         ------------
                                                                                                           33,369,000
                                                                                                         ------------
              PACKAGE GOODS/COSMETICS (1.1%)
      3,000   J.B. Williams Holdings, Inc.......................   12.00                      03/01/04      3,003,750
                                                                                                         ------------
              PRINTING/FORMS (0.6%)
      2,500   Premier Graphics Inc..............................   11.50                      12/01/05      1,750,000
                                                                                                         ------------
              RESTAURANTS (3.9%)
     20,351   American Restaurant Group Holdings, Inc. - 144A*
                (c).............................................    0.00                      12/15/05      6,715,929
      5,000   FRD Acquisition Corp. (Series B)..................   12.50                      07/15/04      2,550,000
      1,800   Friendly Ice Cream Corp...........................   10.50                      12/01/07      1,548,000
                                                                                                         ------------
                                                                                                           10,813,929
                                                                                                         ------------
              RETAIL - SPECIALTY (1.0%)
      2,875   Pantry, Inc.......................................   10.25                      10/15/07      2,803,125
                                                                                                         ------------
              SPECIALTY FOODS/CANDY (2.3%)
     43,678   SFAC New Holdings Inc. (c)........................   13.00++                    06/15/09      6,551,723
                                                                                                         ------------
              TELECOMMUNICATIONS (12.4%)
      1,800   Caprock Communications Corp. (Series B)...........   12.00                      07/15/08      1,863,000
      1,500   Covad Communications Group, Inc...................   12.50                      02/15/09      1,560,000
      5,000   e. Spire Communications, Inc......................   13.75                      07/15/07      3,550,000
      2,500   Focal Communications, Corp. (Series B)............   12.125++                   02/15/08      1,650,000
      1,800   GST Equipment Funding, Inc........................   13.25                      05/01/07      1,782,000
      1,800   Hyperion Telecommunication, Inc. (Series B).......   12.25                      09/01/04      1,948,500
     28,500   In-Flight Phone Corp. (Series B) (b)..............   14.00                      05/15/02      3,135,000
      1,800   Level 3 Communications, Inc.......................    9.125                     05/01/08      1,703,250
      1,800   NEXTLINK Communications, Inc......................    9.00                      03/15/08      1,714,500
      4,000   Onepoint Communications Corp......................   14.50                      06/01/08      2,600,000
      5,400   Rythms Netconnections, Inc........................   12.75                      04/15/09      5,211,000
      4,000   Startec Global Communications Corp................   12.00                      05/15/08      3,240,000
      3,000   Talton Holdings, Inc. - (Series B)................   11.00                      06/30/07      2,850,000
      1,800   Viatel Inc........................................   11.25                      04/15/08      1,809,000
                                                                                                         ------------
                                                                                                           34,616,250
                                                                                                         ------------
              TELECOMMUNICATIONS EQUIPMENT (1.8%)
     10,500   FWT, Inc. (b).....................................    9.875                     11/15/07        840,000
      3,500   SBA Communications Corp...........................   12.00++                    03/01/08      2,135,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                  COUPON            MATURITY
 THOUSANDS                                                                   RATE               DATE        VALUE
---------------------------------------------------------------------------------------------------------------------
$     3,500   Spectrasite Holdings, Inc.........................   12.00++%                   07/15/08   $  2,082,500
                                                                                                         ------------
                                                                                                            5,057,500
                                                                                                         ------------
              WIRELESS COMMUNICATIONS (10.9%)
     11,375   Advanced Radio Telecom Corp.......................   14.00                      02/15/07     10,351,250
      1,800   AMSC Acquisition Co., Inc. (Series B).............   12.25                      04/01/08      1,417,500
        900   Arch Escrow Corp..................................   13.75                      04/15/08        729,000
     19,000   Cellnet Data Systems Inc..........................   14.00++                    10/01/07      2,280,000
      1,100   Cellnet Data Systems Inc..........................   15.00                      01/07/00      1,100,000
      3,000   Globalstar LP/Capital Corp........................   10.75                      11/01/04      1,995,000
      3,300   Orbcomm Global LP/Capital Corp. (Series B)........   14.00                      08/15/04      2,277,000
      5,040   Paging Network, Inc...............................   10.125                     08/01/07      1,562,400
      6,400   Paging Network, Inc...............................   10.00                      10/15/08      1,984,000
      1,000   Star Choice Communications, Inc. (Canada).........   13.00                      12/15/05      1,010,000
      4,500   USA Mobile Communications Holdings, Inc...........   14.00                      11/01/04      4,095,000
      1,500   Winstar Equipment Corp............................   12.50                      03/15/04      1,620,000
                                                                                                         ------------
                                                                                                           30,421,150
                                                                                                         ------------

              TOTAL CORPORATE BONDS
              (IDENTIFIED COST $362,178,459)..........................................................    261,235,694
                                                                                                         ------------

 NUMBER OF
  SHARES
-----------
              COMMON STOCKS (d) (0.8%)
              CASINO/GAMBLING (0.0%)
      2,000   Fitzgerald Gaming Corp..............................................................              2
                                                                                                     ------------
              CLOTHING/SHOE/ACCESSORY STORES (0.0%)
  1,310,596   County Seat Store Corp. (c).........................................................         11,795
                                                                                                     ------------
              HOTELS/RESORTS (0.6%)
      2,000   Motels of America, Inc. - 144A*.....................................................            500
    444,351   Premier Holdings Inc. (c)...........................................................      1,499,685
     71,890   Vagabond Inns, Inc. (Class D) (a)...................................................             72
                                                                                                     ------------
                                                                                                        1,500,257
                                                                                                     ------------
              MEDICAL/NURSING SERVICES (0.1%)
    418,663   Raintree Healthcare Corp. (c).......................................................        376,797
                                                                                                     ------------
              MOTOR VEHICLES (0.0%)
         87   Northern Holdings Industrial Corp. * (c)............................................        --
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------
              RESTAURANTS (0.0%)
      7,750   American Restaurant Group Holdings, Inc. - 144A*....................................   $      1,937
                                                                                                     ------------
              SPECIALTY FOODS/CANDY (0.0%)
      2,375   SFAC New Holdings Inc. (c)..........................................................            594
    120,000   Specialty Foods Acquisition Corp. - 144A*...........................................         30,000
                                                                                                     ------------
                                                                                                           30,594
                                                                                                     ------------
              TELECOMMUNICATIONS EQUIPMENT (0.1%)
     15,711   World Access, Inc. (c)..............................................................        304,401
                                                                                                     ------------
              TEXTILES (0.0%)
    298,461   U.S. Leather, Inc. (c)..............................................................          2,686
                                                                                                     ------------

              TOTAL COMMON STOCKS
              (IDENTIFIED COST $29,856,249).......................................................      2,228,469
                                                                                                     ------------

 PRINCIPAL
 AMOUNT IN                                                                     COUPON     MATURITY
 THOUSANDS                                                                      RATE        DATE
-----------                                                                  ----------   --------
              CONVERTIBLE BONDS (0.1%)
              HOTELS/RESORTS (0.1%)
$       370   Premier Cruises Ltd. (IDENTIFIED COST $370,000).............      7.00 %     8/15/05        362,600
                                                                                                     ------------

 NUMBER OF
  SHARES
-----------
              PREFERRED STOCKS (0.5%)
              OIL REFINING/MARKETING (0.0%)
      5,266   Transamerica Refining Corp. (Conv.) (Class B)*......................................             53
      2,896   Transamerica Refining Corp. (Conv.) (Class C)*......................................             29
      7,635   Transamerica Refining Corp. (Conv.) (Class D)*......................................             76
     15,797   Transamerica Refining Corp. (Conv.) (Class E)*......................................            158
                                                                                                     ------------
                                                                                                              316
                                                                                                     ------------
              RESTAURANTS (0.5%)
      1,780   American Restaurant Group Holdings, Inc. (Series B).................................      1,424,000
                                                                                                     ------------

              TOTAL PREFERRED STOCKS
              (IDENTIFIED COST $1,781,863)........................................................      1,424,316
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

 NUMBER OF                                                                   EXPIRATION
 WARRANTS                                                                       DATE         VALUE
------------------------------------------------------------------------------------------------------
              WARRANTS (d) (1.4%)
              AEROSPACE (0.0%)
      1,500   Sabreliner Corp. - 144A*....................................    04/15/03    $     15,000
                                                                                          ------------
              BROADCAST/MEDIA (0.0%)
     12,524   Mentus Media Corp. - 144A*..................................    02/01/08             125
                                                                                          ------------
              CASINO/GAMBLING (0.0%)
    100,000   Aladdin Gaming Enterprises, Inc.  - 144A*...................    03/01/10           1,000
                                                                                          ------------
              CONSUMER/BUSINESS SERVICES (0.0%)
     42,250   Comforce Corp. - 144A*......................................    12/01/09          10,563
                                                                                          ------------
              HOTELS/RESORTS (0.0%)
      9,000   Epic Resorts LLC - 144A*....................................    06/15/05              90
      6,000   Resort At Summerlin - 144A*.................................    12/15/07              60
                                                                                          ------------
                                                                                                   150
                                                                                          ------------
              OIL & GAS PRODUCTION (0.0%)
     39,665   Gothic Energy Corp. - 144A*.................................    05/01/05              40
                                                                                          ------------
              OIL REFINING/MARKETING (0.0%)
      3,000   Transamerican Refining Corp. - 144A*........................    06/30/03               3
                                                                                          ------------
              OTHER TELECOMMUNICATIONS (1.2%)
      6,500   Birch Telecom Inc. - 144A*..................................    06/15/08         357,500
     15,000   DTI Holdings Inc. - 144A*...................................    03/01/08             150
     16,520   Firstworld Communications, Inc. - 144A*.....................    04/15/08       1,982,400
      2,500   Versatel Telecom - 144A* (Netherlands)......................    05/15/08       1,000,000
                                                                                          ------------
                                                                                             3,340,050
                                                                                          ------------
              RESTAURANTS (0.0%)
      1,500   American Restaurant Group Holdings, Inc. - 144A*...........     08/15/08              15
                                                                                          ------------
              TELECOMMUNICATIONS (0.0%)
      4,000   Onepoint Communications Corp. - 144A*.......................    06/01/08          40,000
      4,000   Startec Global Communications Corp. - 144A*.................    05/15/08          40,000
                                                                                          ------------
                                                                                                80,000
                                                                                          ------------
              WIRELESS COMMUNICATIONS (0.2%)
      1,800   American Mobile Satellite Corp. - 144A*.....................    04/01/08          72,000
     92,640   Star Choice Communications, Inc. - 144A* (Canada)...........    12/15/05         324,240
                                                                                          ------------
                                                                                               396,240
                                                                                          ------------

              TOTAL WARRANTS
              (IDENTIFIED COST $489,771)...............................................      3,843,186
                                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                            COUPON             MATURITY
 THOUSANDS                                                             RATE                DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS (1.6%)
              U.S. GOVERNMENT AGENCY (e) (1.4%)
$     3,900   Federal Home Loan Mortgage Corp. (AMORTIZED
                COST $3,899,675)..........................    1.50%                       01/03/00   $  3,899,675
                                                                                                     ------------

              REPURCHASE AGREEMENT (0.2%)
        574   The Bank of New York (dated 12/31/99;
                proceeds $573,787) (f) (IDENTIFIED COST
                $573,715).................................    1.50                        01/03/00        573,715
                                                                                                     ------------

              TOTAL SHORT-TERM INVESTMENTS
              (IDENTIFIED COST $4,473,390)........................................................      4,473,390
                                                                                                     ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $399,149,732) (g)........................................................   97.8%    273,567,655

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    2.2       6,115,817
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 279,683,472
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

 *    Resale is restricted to qualified institutional investors.
 +    Payment-in-kind security.
 ++ Currently a zero coupon bond and will pay interest at the rate shown at a future specified date.
(a)   Issuer in bankruptcy.
(b)   Non-income producing security; bond in default.
(c)   Acquired through exchange offer.
(d)   Non-income producing securities
(e) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(f) Collateralized by $402,420 U.S. Treasury Bond 11.25% due 02/15/15 valued at $585,646.
(g) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $8,763,793 and the aggregate gross unrealized depreciation is $134,345,870, resulting in net unrealized depreciation of $125,582,077.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - UTILITIES
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (90.0%)
           ELECTRIC UTILITIES (31.2%)
 115,000   AES Corp.*.............................................................................  $  8,596,250
 135,000   Carolina Power & Light Co..............................................................     4,109,062
 110,000   Central & South West Corp..............................................................     2,200,000
 215,865   Cinergy Corp...........................................................................     5,207,743
 205,000   CMS Energy Corp........................................................................     6,393,437
 130,000   Consolidated Edison, Inc...............................................................     4,485,000
 200,000   Constellation Energy Group.............................................................     5,800,000
 337,500   DPL, Inc...............................................................................     5,842,969
 232,500   DQE, Inc...............................................................................     8,050,312
 130,000   DTE Energy Co..........................................................................     4,078,750
 141,216   Duke Energy Corp.......................................................................     7,078,452
 140,000   Edison International...................................................................     3,666,250
 220,000   Energy East Corp.......................................................................     4,578,750
 200,000   Entergy Corp...........................................................................     5,150,000
 150,000   FPL Group, Inc.........................................................................     6,421,875
 140,000   GPU, Inc...............................................................................     4,191,250
 120,000   Hawaiian Electric Industries, Inc......................................................     3,465,000
 215,000   Illinova Corp..........................................................................     7,471,250
 420,000   IPALCO Enterprises, Inc................................................................     7,166,250
 115,000   Kansas City Power & Light Co...........................................................     2,537,187
 315,000   Montana Power Co.......................................................................    11,359,687
 195,000   New Century Energies, Inc..............................................................     5,923,125
 115,000   New England Electric System............................................................     5,951,250
 280,000   NiSource Inc...........................................................................     5,005,000
 100,000   OGE Energy Corp........................................................................     1,900,000
 195,000   Pinnacle West Capital Corp.............................................................     5,959,687
  55,000   Potomac Electric Power Co..............................................................     1,261,562
 200,000   Public Service Company of New Mexico...................................................     3,250,000
 115,000   Public Service Enterprise Group, Inc...................................................     4,003,437
 200,000   Reliant Energy, Inc....................................................................     4,575,000
 215,000   SCANA Corp.............................................................................     5,778,125
 130,500   Scottish Power PLC (ADR) (United Kingdom)..............................................     3,654,000
 275,000   Southern Co............................................................................     6,462,500
 161,500   Texas Utilities Co.....................................................................     5,743,344
 200,000   Wisconsin Energy Corp..................................................................     3,850,000
                                                                                                    ------------
                                                                                                     181,166,504
                                                                                                    ------------
           ENERGY (7.8%)
 153,625   Burlington Resources, Inc..............................................................     5,079,227
  50,000   Columbia Energy Group..................................................................     3,162,500
 230,460   El Paso Energy Corp....................................................................     8,944,729
 311,500   Enron Corp.............................................................................    13,822,812
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
 245,000   Questar Corp...........................................................................  $  3,675,000
 100,000   Sempra Energy*.........................................................................     1,737,500
 290,000   Williams Companies, Inc................................................................     8,863,125
                                                                                                    ------------
                                                                                                      45,284,893
                                                                                                    ------------
           TELECOMMUNICATIONS (51.0%)
 161,932   ALLTEL Corp............................................................................    13,389,752
 278,177   AT&T Corp..............................................................................    14,117,483
 185,000   BCE, Inc. (Canada).....................................................................    16,684,688
 154,320   Bell Atlantic Corp.....................................................................     9,500,325
 110,000   Broadwing Inc..........................................................................     4,056,250
 190,000   Cable & Wireless PLC (ADR) (United Kingdom)............................................    10,058,125
 288,750   CenturyTel, Inc........................................................................    13,679,531
 240,000   Ericsson (L.M.) Telefonaktiebolaqet (ADR) (Sweden).....................................    15,750,000
  91,100   Esat Telecom Group PLC (ADR) (Ireland)*................................................     8,335,650
 333,250   Global Crossing Ltd. (Bermuda)*........................................................    16,641,672
 110,000   Global Telesystems Group, Inc.*........................................................     3,808,750
 140,000   GTE Corp...............................................................................     9,878,750
  67,968   Lucent Technologies Inc................................................................     5,084,856
 246,163   MCI WorldCom, Inc.*....................................................................    13,046,666
 125,000   MediaOne Group, Inc.*..................................................................     9,601,563
  30,000   Nextel Communications, Inc. (Class A)*.................................................     3,091,875
 331,508   Qwest Communications International, Inc.*..............................................    14,234,125
 205,000   RCN Corp.*.............................................................................     9,929,688
 298,946   SBC Communications, Inc................................................................    14,573,618
 215,000   Sprint Corp. (FON Group)...............................................................    14,472,188
  50,000   Sprint Corp. (PCS Group)*..............................................................     5,125,000
 130,000   Tele Danmark AS (ADR) (Denmark)........................................................     4,907,500
 120,000   Telecom Corp. of New Zealand Ltd. (ADR) (New Zealand)..................................     4,620,000
  80,000   Telefonos de Mexico S.A. (Series L) (ADR) (Mexico).....................................     9,000,000
 100,000   Telephone & Data Systems, Inc..........................................................    12,600,000
 206,000   Telstra Corp. Ltd. (ADR) (Australia)...................................................     5,613,500
 112,867   U.S. West, Inc.........................................................................     8,126,424
 245,000   Vodafone AirTouch PLC (ADR) (United Kingdom)...........................................    12,127,500
  55,000   Voicestream Wireless Corp.*............................................................     7,803,125

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - UTILITIES
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  82,700   WinStar Communications, Inc.*..........................................................  $  6,212,838
                                                                                                    ------------
                                                                                                     296,071,442
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $277,628,153).........................................................   522,522,839
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            CORPORATE BONDS (6.9%)
            ELECTRIC UTILITIES (4.0%)
$  2,250    Consumers Energy Co. 6.875% due 03/01/18..............................................     1,952,707
   2,000    Empresa Nacional de Electricidad Chile, (Chile)
              8.125% due 02/01/97.................................................................     1,617,640
   3,000    Indianapolis Power Co.
              7.05% due 02/01/24..................................................................     2,627,340
   2,500    Niagara Mohawk Power Corp. 8.00% due 06/01/04.........................................     2,549,825
   1,500    Northern States Power Co. 6.50% due 03/01/28..........................................     1,284,165
   2,125    Public Service Electric & Gas Co. 6.75% due 01/01/16..................................     1,915,178
   3,000    Public Service Electric & Gas Co. 7.00% due 09/01/24..................................     2,710,140
   2,000    South Carolina Electric & Gas Co. 7.625% due 06/01/23.................................     1,862,500
   2,000    Southwestern Public Service
              8.50% due 02/15/25..................................................................     1,970,320
   5,000    Wisconsin Electric Power Co.
              7.125% due 03/15/16.................................................................     4,629,600
                                                                                                    ------------
                                                                                                      23,119,415
                                                                                                    ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            ENERGY (1.3%)
$    500    CMS Panhandle Holding Co. 7.00% due 07/15/29..........................................  $    438,860
   3,000    Coastal Corp.
              7.75% due 10/15/35..................................................................     2,846,010
   2,000    Northern Border Pipeline 7.75% due 09/01/09**.........................................     1,993,660
   2,000    Panhandle Eastern Corp. 8.625% due 04/15/25...........................................     1,985,500
                                                                                                    ------------
                                                                                                       7,264,030
                                                                                                    ------------
            TELECOMMUNICATIONS (1.6%)
   2,000    360 DEG. Communications Co. 6.65% due 01/15/08........................................     1,890,240
   2,000    GTE Corp.
              7.90% due 02/01/27..................................................................     1,915,280
   2,000    GTE North Inc.
              5.65% due 11/15/08..................................................................     1,769,960
     500    LCI International, Inc.
              7.25% due 06/15/07..................................................................       481,545
   1,000    Sprint Capital Corp.
              6.875% due 11/15/28.................................................................       889,730
   2,000    Sprint Corp.
              9.25% due 04/15/22..................................................................     2,281,860
                                                                                                    ------------
                                                                                                       9,228,615
                                                                                                    ------------

            TOTAL CORPORATE BONDS
            (IDENTIFIED COST $42,396,993).........................................................    39,612,060

            U.S. GOVERNMENT AGENCY (0.2%)
      50    Tennessee Valley Authority 8.00% due 03/31/45 (IDENTIFIED COST $1,250,000)............     1,228,125
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - UTILITIES
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT (a) (2.8%)
            U.S. GOVERNMENT AGENCY
$ 16,300    Federal Home Loan Mortgage Corp.
              1.50% due 01/03/00 (AMORTIZED COST $16,298,642).....................................  $ 16,298,642
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $337,573,788) (b)........................................................   99.9%    579,661,666

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.1         825,286
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 580,486,952
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $254,648,918 and the aggregate gross unrealized depreciation is $12,561,040, resulting in net unrealized appreciation of $242,087,878.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - INCOME BUILDER PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (42.3%)
           AUTO PARTS: O.E.M. (1.8%)
  45,500   Delphi Automotive Systems Corp..........................................................  $   716,625
  13,300   Johnson Controls, Inc...................................................................      756,437
                                                                                                     -----------
                                                                                                       1,473,062
                                                                                                     -----------
           BUILDING MATERIALS (0.8%)
  17,000   Vulcan Materials Co.....................................................................      678,937
                                                                                                     -----------
           CLOTHING/SHOE/ACCESSORY STORES (0.9%)
  16,800   Limited (The), Inc......................................................................      727,650
                                                                                                     -----------
           CONSUMER ELECTRONICS/APPLIANCES (0.9%)
  11,300   Whirlpool Corp..........................................................................      735,206
                                                                                                     -----------
           CONTAINERS/PACKAGING (0.9%)
  32,000   Crown Cork & Seal Co., Inc..............................................................      716,000
                                                                                                     -----------
           ELECTRIC UTILITIES (2.4%)
  20,200   Public Service Enterprise Group, Inc....................................................      703,212
  28,000   Reliant Energy, Inc.....................................................................      640,500
  34,000   TECO Energy, Inc........................................................................      631,125
                                                                                                     -----------
                                                                                                       1,974,837
                                                                                                     -----------
           ELECTRICAL PRODUCTS (0.9%)
  12,500   Emerson Electric Co.....................................................................      717,187
                                                                                                     -----------
           ENGINEERING & CONSTRUCTION (0.9%)
  16,600   Fluor Corp..............................................................................      761,525
                                                                                                     -----------
           FINANCE COMPANIES (2.4%)
  22,200   Associates First Capital Corp. (Class A)................................................      609,112
  10,900   Fannie Mae..............................................................................      680,569
  15,200   SLM Holding Corp........................................................................      642,200
                                                                                                     -----------
                                                                                                       1,931,881
                                                                                                     -----------
           FOOD CHAINS (0.9%)
  22,000   Albertson's, Inc........................................................................      709,500
                                                                                                     -----------
           FOOD DISTRIBUTORS (0.9%)
  38,500   Supervalu, Inc..........................................................................      770,000
                                                                                                     -----------
           INVESTMENT MANAGERS (0.2%)
     967   Waddell & Reed Financial, Inc. (Class A)................................................       26,230
   4,163   Waddell & Reed Financial, Inc. (Class B)................................................      104,595
                                                                                                     -----------
                                                                                                         130,825
                                                                                                     -----------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           LIFE INSURANCE (1.7%)
  10,500   Jefferson-Pilot Corp....................................................................  $   716,625
  17,700   Lincoln National Corp...................................................................      708,000
                                                                                                     -----------
                                                                                                       1,424,625
                                                                                                     -----------
           MAJOR BANKS (0.9%)
  14,300   Bank of America Corp....................................................................      717,681
                                                                                                     -----------
           MAJOR CHEMICALS (2.8%)
   5,500   Dow Chemical Co.........................................................................      734,937
  28,500   Hercules Inc............................................................................      794,437
  19,000   Rohm & Haas Co..........................................................................      773,062
                                                                                                     -----------
                                                                                                       2,302,436
                                                                                                     -----------
           MAJOR PHARMACEUTICALS (0.8%)
  16,200   Schering-Plough Corp....................................................................      683,437
                                                                                                     -----------
           MAJOR U.S. TELECOMMUNICATIONS (2.4%)
  13,200   AT&T Corp...............................................................................      669,900
  10,400   Bell Atlantic Corp......................................................................      640,250
   9,000   GTE Corp................................................................................      635,063
                                                                                                     -----------
                                                                                                       1,945,213
                                                                                                     -----------
           MARINE TRANSPORTATION (0.9%)
  20,300   Tidewater, Inc..........................................................................      730,800
                                                                                                     -----------
           MEAT/POULTRY/FISH (1.7%)
  30,000   ConAgra, Inc............................................................................      676,875
  16,500   Hormel Foods Corp.......................................................................      670,313
                                                                                                     -----------
                                                                                                       1,347,188
                                                                                                     -----------
           MOTOR VEHICLES (1.7%)
  13,500   Ford Motor Co...........................................................................      721,406
   9,000   General Motors Corp.....................................................................      654,188
                                                                                                     -----------
                                                                                                       1,375,594
                                                                                                     -----------
           NATURAL GAS (0.8%)
  10,500   Consolidated Natural Gas Co.............................................................      681,844
                                                                                                     -----------
           NEWSPAPERS (0.4%)
  24,002   Hollinger International, Inc. (Class A).................................................      310,526
                                                                                                     -----------
           OFFICE EQUIPMENT/SUPPLIES (0.8%)
  30,500   Xerox Corp..............................................................................      691,969
                                                                                                     -----------
           OIL REFINING/MARKETING (1.7%)
  21,500   Ashland, Inc............................................................................      708,156
  29,000   Ultramar Diamond Shamrock Corp..........................................................      657,938
                                                                                                     -----------
                                                                                                       1,366,094
                                                                                                     -----------
           PAINTS/COATINGS (0.9%)
  11,500   PPG Industries, Inc.....................................................................      719,469
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - INCOME BUILDER PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           REAL ESTATE INVESTMENT TRUSTS (5.9%)
  12,200   Avalonbay Communities, Inc..............................................................  $   418,613
  17,500   Boston Properties, Inc..................................................................      544,688
  10,000   Camden Property Trust...................................................................      273,750
  21,200   Duke-Weeks Realty Corp..................................................................      413,400
  18,500   Equity Office Properties Trust..........................................................      455,563
  30,000   Equity One, Inc.........................................................................      313,125
  14,000   First Industrial Realty Trust, Inc......................................................      384,125
  22,000   Healthcare Realty Trust, Inc............................................................      343,750
  22,300   JDN Realty Corp.........................................................................      359,588
  16,600   Meditrust Corp. (Paired Stock)..........................................................       91,300
  26,780   MeriStar Hospitality Corp...............................................................      428,480
  21,000   Reckson Associates Realty Corp..........................................................      430,500
  18,000   Tanger Factory Outlet Centers, Inc......................................................      373,500
                                                                                                     -----------
                                                                                                       4,830,382
                                                                                                     -----------
           RENTAL/LEASING COMPANIES (0.9%)
  29,100   Ryder System, Inc.......................................................................      711,131
                                                                                                     -----------
           SAVINGS & LOAN ASSOCIATIONS (0.8%)
  26,500   Washington Mutual, Inc..................................................................      689,000
                                                                                                     -----------
           SPECIALTY CHEMICALS (0.9%)
  22,600   Air Products & Chemicals, Inc...........................................................      758,513
                                                                                                     -----------
           STEEL/IRON ORE (1.0%)
  25,000   USX-U.S. Steel Group....................................................................      825,000
                                                                                                     -----------
           TOBACCO (1.4%)
  29,000   Philip Morris Companies, Inc............................................................      672,438
  17,200   UST, Inc................................................................................      433,225
                                                                                                     -----------
                                                                                                       1,105,663
                                                                                                     -----------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $35,230,670)...........................................................   34,543,175
                                                                                                     -----------
           CONVERTIBLE PREFERRED STOCKS (22.3%)
           APPAREL (0.3%)
  10,000   Designer Financial Trust $3.00..........................................................      245,000
                                                                                                     -----------
           AUTO PARTS: O.E.M. (0.0%)
  12,000   BTI Capital Trust $3.25 - 144A*.........................................................        1,500
                                                                                                     -----------
           BOOKS/MAGAZINES (0.8%)
  25,000   Reader's Digest Association, Inc. $1.93.................................................      678,125
                                                                                                     -----------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           CONTAINERS/PACKAGING (1.2%)
  20,000   Sealed Air Corp. (Series A) $2.00.......................................................  $ 1,010,000
                                                                                                     -----------
           HOME FURNISHINGS (0.6%)
  12,000   Newell Financial Trust I $2.63..........................................................      461,244
                                                                                                     -----------
           INDUSTRIAL MACHINERY/COMPONENTS (0.9%)
  28,000   Ingersoll-Rand Co. $1.69................................................................      714,000
                                                                                                     -----------
           INTERNATIONAL BANKS (1.8%)
  30,200   National Australia Bank, Ltd. $1.97 (Australia) (Units)++...............................      834,275
  19,500   WBK Strypes Trust $3.14.................................................................      625,219
                                                                                                     -----------
                                                                                                       1,459,494
                                                                                                     -----------
           INVESTMENT BANKERS/BROKERS/
           SERVICES (0.3%)
  15,940   Merrill Lynch & Co., Inc. $2.39 (exchangeable into IMC Global, Inc. common stock).......      284,927
                                                                                                     -----------
           LIFE INSURANCE (0.7%)
   2,500   American Heritage Life Investment Corp. $4.25...........................................      216,719
  15,000   AmerUs Life Holdings, Inc. $2.21........................................................      341,250
                                                                                                     -----------
                                                                                                         557,969
                                                                                                     -----------
           MILITARY/GOV'T/TECHNICAL (0.6%)
   7,530   Loral Space & Communications Ltd. (Series C) $3.00 (Bermuda)............................      468,742
                                                                                                     -----------
           MOVIES/ENTERTAINMENT (0.9%)
  14,000   Premier Parks, Inc. $4.05...............................................................      756,000
                                                                                                     -----------
           OIL REFINING/MARKETING (1.0%)
  50,000   Tesoro Petroleum Corp. $1.16............................................................      600,000
  35,000   USX Corp. $1.44 (exchangeable into RTI International Metals, Inc. common stock).........      262,500
                                                                                                     -----------
                                                                                                         862,500
                                                                                                     -----------
           OTHER CONSUMER SERVICES (0.7%)
  15,500   Cendant Corp. $3.75.....................................................................      579,312
                                                                                                     -----------
           PACKAGE GOODS/COSMETICS (1.4%)
  13,000   Estee Lauder Co. $3.80..................................................................    1,125,313
                                                                                                     -----------
           RAILROADS (0.6%)
  11,400   Union Pacific Capital Trust $3.13.......................................................      468,848
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - INCOME BUILDER PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           REAL ESTATE INVESTMENT TRUSTS (2.1%)
  20,000   Apartment Investment & Management Co. (Series K) $2.00..................................  $   490,000
   9,000   Equity Residential Properties Trust (Series E) $1.75....................................      212,625
   1,085   Equity Residential Properties Trust (Series J) $2.15....................................       28,278
  40,000   SL Green Realty Corp. $2.00.............................................................      950,000
                                                                                                     -----------
                                                                                                       1,680,903
                                                                                                     -----------
           SMALLER BANKS (1.3%)
  30,000   CNB Capital Trust I $1.50...............................................................    1,042,500
                                                                                                     -----------
           TELECOMMUNICATION EQUIPMENT (5.0%)
   4,000   Qualcomm Financial Trust $2.875.........................................................    4,080,000
                                                                                                     -----------
           TOOLS/HARDWARE (0.7%)
  19,400   Metromedia International Group, Inc. $3.63..............................................      582,000
                                                                                                     -----------
           UNREGULATED POWER GENERATION (0.9%)
  19,000   CalEnergy Capital Trust III $3.25.......................................................      731,500
                                                                                                     -----------
           WIRELESS COMMUNICATIONS (0.5%)
   4,000   Globalstar Telecommunications Ltd. $4.00................................................      405,500
                                                                                                     -----------

           TOTAL CONVERTIBLE PREFERRED STOCKS
           (IDENTIFIED COST $16,274,882)...........................................................   18,195,377
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           CORPORATE BONDS (26.9%)
           CONVERTIBLE BONDS (11.0%)
           ASSISTED LIVING SERVICES (0.1%)
 $   220   Emeritus Corp. - 144A* 6.25% due 01/01/06...............................................       88,000
                                                                                                     -----------
           AUTO PARTS: O.E.M. (1.4%)
   1,000   Magna International, Inc. 4.875% due 02/15/05...........................................      854,240
     350   MascoTech, Inc. 4.50% due 12/15/03......................................................      256,812
                                                                                                     -----------
                                                                                                       1,111,052
                                                                                                     -----------
PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           CABLE TELEVISION (2.1%)
 $ 1,400   EchoStar Communications - 144A* 4.875% due 01/01/07.....................................  $ 1,706,082
                                                                                                     -----------
           CELLULAR TELEPHONE (0.5%)
     400   U.S. Cellular Corp. 0.00% due 06/15/15..................................................      384,756
                                                                                                     -----------
           CLOTHING/SHOE/ACCESSORY STORES (0.9%)
     890   Genesco Inc. 5.50% due 04/15/05.........................................................      753,100
                                                                                                     -----------
           ELECTRONIC COMPONENTS (0.9%)
     610   Photronics Inc. 6.00% due 06/01/04......................................................      712,938
                                                                                                     -----------
           INDUSTRIAL MACHINERY/COMPONENTS (0.3%)
     200   Thermo Fibertek, Inc. - 144A* 4.50% due 07/15/04........................................      160,156
     100   Thermo Optek Inc. - 144A* 5.00% due 10/15/00............................................       97,186
                                                                                                     -----------
                                                                                                         257,342
                                                                                                     -----------
           MAJOR U.S. TELECOMMUNICATIONS (2.8%)
     800   Bell Atlantic Financial Service - 144A* (exchangeable into Cable & Wireless
             Communications common stock) 4.25% due 09/15/05.......................................      994,384
   1,300   Bell Atlantic Financial Service - 144A* (exchangeable into Telecom Corporation of New
             Zealand common stock) 5.75% due 04/01/03..............................................    1,313,650
                                                                                                     -----------
                                                                                                       2,308,034
                                                                                                     -----------
           REAL ESTATE INVESTMENT TRUSTS (0.9%)
     305   Capstar Hotel Corp. 4.75% due 10/15/04..................................................      223,413
     575   Healthcare Realty Trust 6.55% due 03/14/02..............................................      492,660
                                                                                                     -----------
                                                                                                         716,073
                                                                                                     -----------
           RENTAL/LEASING COMPANIES (1.1%)
   1,000   Financial Federal Corp. 4.50% due 05/01/05..............................................      946,460
                                                                                                     -----------

           TOTAL CONVERTIBLE BONDS
           (IDENTIFIED COST $8,817,394)............................................................    8,983,837
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - INCOME BUILDER PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           NON-CONVERTIBLE BONDS (15.9%)
           BROADCASTING (2.1%)
 $   600   EZ Communications, Inc. 9.75% due 12/01/05..............................................  $   641,262
   1,000   Young Broadcasting Corp. 11.75% due 11/15/04............................................    1,043,750
                                                                                                     -----------
                                                                                                       1,685,012
                                                                                                     -----------
           BUILDING MATERIALS (0.6%)
     500   USG Corp. (Series B) 9.25% due 09/15/01.................................................      513,055
                                                                                                     -----------
           ELECTRONIC DATA PROCESSING (2.3%)
   1,750   Unisys Corp. (Series B) 12.00% due 04/15/03.............................................    1,868,125
                                                                                                     -----------
           MANAGED HEALTH CARE (0.9%)
     700   Healthsouth Corp. 9.50% due 04/01/01....................................................      693,000
                                                                                                     -----------
           METALS FABRICATIONS (0.8%)
     600   Ivaco, Inc. (Canada) 11.50% due 09/15/05................................................      649,500
                                                                                                     -----------
           OTHER METALS/MINERALS (3.2%)
   2,500   Cyprus Amax Minerals Inc. 10.125% due 04/01/02..........................................    2,610,325
                                                                                                     -----------
           OTHER TELECOMMUNICATIONS (1.6%)
   1,150   Sprint Spectrum L.P. 11.00% due 08/15/06................................................    1,269,807
                                                                                                     -----------
           PAPER (1.0%)
     800   SD Warren Co. (Series B) 12.00% due 12/15/04............................................      837,000
                                                                                                     -----------
           SPECIALTY CHEMICALS (2.4%)
   1,875   Huntsman Polymers Corp. 11.75% due 12/01/04.............................................    1,959,375
                                                                                                     -----------
           TEXTILES (1.0%)
     862   Dan River, Inc. 10.125% due 12/15/03....................................................      844,760
                                                                                                     -----------

           TOTAL NON-CONVERTIBLE BONDS
           (IDENTIFIED COST $13,494,020)...........................................................   12,929,959
                                                                                                     -----------

           TOTAL CORPORATE BONDS
           (IDENTIFIED COST $22,311,414)...........................................................   21,913,796
                                                                                                     -----------
PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

           SHORT-TERM INVESTMENT (a) (11.8%)
           U.S. GOVERNMENT AGENCY
 $ 9,650   Federal Home Loan Mortgage Corp. 1.50% due 01/03/00 (AMORTIZED COST $9,649,196).........  $ 9,649,196
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $83,466,162) (b)..........................................................  103.3%    84,301,544

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.............................................   (3.3)    (2,685,208)
                                                                                             -----   ------------

NET ASSETS.................................................................................  100.0%  $ 81,616,336
                                                                                             -----   ------------
                                                                                             -----   ------------

---------------------

 *   Resale is restricted to qualified institutional investors.
++ Consist of one or more class of securities traded together as a unit; stocks with attached warrants.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $8,794,892 and the aggregate gross unrealized depreciation is $7,959,510, resulting in net unrealized appreciation of $835,382.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (97.3%)
            AEROSPACE (3.4%)
   830,000  Goodrich (B.F.) Co. (The)...........................................................  $   22,825,000
 1,050,000  Lockheed Martin Corp................................................................      22,968,750
   350,000  United Technologies Corp............................................................      22,750,000
                                                                                                  --------------
                                                                                                      68,543,750
                                                                                                  --------------
            ALUMINUM (2.2%)
   555,000  Alcan Aluminium Ltd. (Canada).......................................................      22,859,062
   272,500  Alcoa, Inc..........................................................................      22,617,500
                                                                                                  --------------
                                                                                                      45,476,562
                                                                                                  --------------
            APPAREL (1.0%)
   695,500  VF Corp.............................................................................      20,865,000
                                                                                                  --------------
            AUTO PARTS: O.E.M. (4.2%)
   750,000  Dana Corp...........................................................................      22,453,125
 1,380,000  Delphi Automotive Systems Corp......................................................      21,735,000
   375,000  Johnson Controls, Inc...............................................................      21,328,125
   405,000  TRW Inc.............................................................................      21,034,687
                                                                                                  --------------
                                                                                                      86,550,937
                                                                                                  --------------
            AUTOMOTIVE AFTERMARKET (1.0%)
   715,000  Goodyear Tire & Rubber Co...........................................................      20,154,062
                                                                                                  --------------
            BEVERAGES - NON-ALCOHOLIC (2.0%)
   343,000  Coca Cola Co........................................................................      19,979,750
   580,000  PepsiCo, Inc........................................................................      20,445,000
                                                                                                  --------------
                                                                                                      40,424,750
                                                                                                  --------------
            BUILDING PRODUCTS (1.1%)
   673,500  Armstrong World Industries, Inc.....................................................      22,478,062
                                                                                                  --------------
            CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (2.1%)
   435,000  Caterpillar, Inc....................................................................      20,472,187
   523,000  Deere & Co..........................................................................      22,685,125
                                                                                                  --------------
                                                                                                      43,157,312
                                                                                                  --------------
            CONSUMER ELECTRONICS/APPLIANCES (1.1%)
   335,000  Whirlpool Corp......................................................................      21,795,937
                                                                                                  --------------
            CONTAINERS/PACKAGING (1.1%)
 1,020,000  Crown Cork & Seal Co., Inc..........................................................      22,822,500
                                                                                                  --------------
            DEPARTMENT STORES (2.1%)
   665,000  May Department Stores Co............................................................      21,446,250
   682,000  Sears, Roebuck & Co.................................................................      20,758,375
                                                                                                  --------------
                                                                                                      42,204,625
                                                                                                  --------------
NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            DISCOUNT CHAINS (1.0%)
   275,000  Dayton Hudson Corp..................................................................  $   20,195,312
                                                                                                  --------------
            DIVERSIFIED FINANCIAL SERVICES (1.1%)
   240,000  Providian Financial Corp............................................................      21,855,000
                                                                                                  --------------
            DIVERSIFIED MANUFACTURING (3.3%)
   369,375  Honeywell International Inc.........................................................      21,308,320
   220,000  Minnesota Mining & Manufacturing Co.................................................      21,532,500
   650,000  Tyco International Ltd. (Bermuda)...................................................      25,268,750
                                                                                                  --------------
                                                                                                      68,109,570
                                                                                                  --------------
            ELECTRIC UTILITIES (5.0%)
   490,000  Dominion Resources, Inc.............................................................      19,232,500
   475,000  FPL Group, Inc......................................................................      20,335,937
   685,000  GPU, Inc............................................................................      20,507,187
   860,000  Reliant Energy, Inc.................................................................      19,672,500
   620,000  Unicom Corp.........................................................................      20,770,000
                                                                                                  --------------
                                                                                                     100,518,124
                                                                                                  --------------
            ELECTRONIC DATA PROCESSING (2.1%)
   185,000  Hewlett-Packard Co..................................................................      21,078,437
   190,000  International Business Machines Corp................................................      20,520,000
                                                                                                  --------------
                                                                                                      41,598,437
                                                                                                  --------------
            ENGINEERING & CONSTRUCTION (1.1%)
   495,000  Fluor Corp..........................................................................      22,708,125
                                                                                                  --------------
            FINANCE COMPANIES (2.9%)
   690,000  Associates First Capital Corp. (Class A)............................................      18,931,875
   335,500  Fannie Mae..........................................................................      20,947,781
   525,000  Household International, Inc........................................................      19,556,250
                                                                                                  --------------
                                                                                                      59,435,906
                                                                                                  --------------
            FOOD CHAINS (2.0%)
   645,000  Albertson's, Inc....................................................................      20,801,250
   845,000  Winn-Dixie Stores, Inc..............................................................      20,227,188
                                                                                                  --------------
                                                                                                      41,028,438
                                                                                                  --------------
            FOOD DISTRIBUTORS (2.2%)
 1,145,000  Supervalu, Inc......................................................................      22,900,000
   575,000  SYSCO Corp..........................................................................      22,748,438
                                                                                                  --------------
                                                                                                      45,648,438
                                                                                                  --------------
            FOREST PRODUCTS (1.1%)
   300,000  Weyerhaeuser Co.....................................................................      21,543,750
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            HOME FURNISHINGS (1.0%)
   680,000  Newell Rubbermaid, Inc..............................................................  $   19,720,000
                                                                                                  --------------
            INTEGRATED OIL COMPANIES (4.1%)
   345,000  BP Amoco PLC (ADR) (United Kingdom).................................................      20,462,813
   251,073  Exxon Mobil Corp....................................................................      20,227,069
   345,000  Kerr-McGee Corp.....................................................................      21,390,000
   349,000  Royal Dutch Petroleum Co. (ADR) (Netherlands).......................................      21,092,688
                                                                                                  --------------
                                                                                                      83,172,570
                                                                                                  --------------
            LIFE INSURANCE (3.1%)
   217,500  Aegon N.V. (ARS) (Netherlands)......................................................      20,771,250
   315,000  Jefferson-Pilot Corp................................................................      21,498,750
   505,000  Lincoln National Corp...............................................................      20,200,000
                                                                                                  --------------
                                                                                                      62,470,000
                                                                                                  --------------
            MAJOR BANKS (2.9%)
   390,000  Bank of America Corp................................................................      19,573,125
   900,000  KeyCorp.............................................................................      19,912,500
   160,000  Morgan (J.P.) & Co., Inc............................................................      20,260,000
                                                                                                  --------------
                                                                                                      59,745,625
                                                                                                  --------------
            MAJOR CHEMICALS (4.2%)
   160,000  Dow Chemical Co.....................................................................      21,380,000
   320,000  Du Pont (E.I.) de Nemours & Co., Inc................................................      21,080,000
   830,000  Hercules, Inc.......................................................................      23,136,250
   535,000  Monsanto Co.........................................................................      19,059,375
                                                                                                  --------------
                                                                                                      84,655,625
                                                                                                  --------------
            MAJOR PHARMACEUTICALS (3.8%)
   560,000  Abbott Laboratories.................................................................      20,335,000
   460,000  American Home Products Corp.........................................................      18,141,250
   310,000  Bristol-Myers Squibb Co.............................................................      19,898,125
   460,000  Schering-Plough Corp................................................................      19,406,250
                                                                                                  --------------
                                                                                                      77,780,625
                                                                                                  --------------
            MAJOR U.S. TELECOMMUNICATIONS (1.9%)
   312,000  Bell Atlantic Corp..................................................................      19,207,500
   277,000  GTE Corp............................................................................      19,545,813
                                                                                                  --------------
                                                                                                      38,753,313
                                                                                                  --------------
NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            MANAGED HEALTH CARE (1.1%)
   381,500  Aetna Inc...........................................................................  $   21,292,469
                                                                                                  --------------
            MEAT/POULTRY/FISH (1.0%)
   920,000  ConAgra, Inc........................................................................      20,757,500
                                                                                                  --------------
            MILITARY/GOV'T/TECHNICAL (1.0%)
   730,000  Raytheon Co. (Class B)..............................................................      19,390,625
                                                                                                  --------------
            MOTOR VEHICLES (3.1%)
   285,000  DaimlerChrysler AG (Germany)........................................................      22,301,250
   395,000  Ford Motor Co.......................................................................      21,107,813
   280,000  General Motors Corp.................................................................      20,352,500
                                                                                                  --------------
                                                                                                      63,761,563
                                                                                                  --------------
            MULTI-SECTOR COMPANIES (1.0%)
   130,000  General Electric Co.................................................................      20,117,500
                                                                                                  --------------
            NATURAL GAS (1.1%)
   355,000  Consolidated Natural Gas Co.........................................................      23,052,813
                                                                                                  --------------
            OFFICE EQUIPMENT/SUPPLIES (2.1%)
   460,000  Pitney Bowes, Inc...................................................................      22,223,750
   900,000  Xerox Corp..........................................................................      20,418,750
                                                                                                  --------------
                                                                                                      42,642,500
                                                                                                  --------------
            OIL & GAS PRODUCTION (1.1%)
   665,000  Burlington Resources, Inc...........................................................      21,986,563
                                                                                                  --------------
            OIL REFINING/MARKETING (2.0%)
   865,000  Sunoco, Inc.........................................................................      20,327,500
   810,000  USX-Marathon Group..................................................................      19,996,875
                                                                                                  --------------
                                                                                                      40,324,375
                                                                                                  --------------
            OIL/GAS TRANSMISSION (2.1%)
   545,000  El Paso Energy Corp.................................................................      21,152,813
   515,000  Enron Corp..........................................................................      22,853,125
                                                                                                  --------------
                                                                                                      44,005,938
                                                                                                  --------------
            OTHER METALS/MINERALS (1.2%)
   350,000  Phelps Dodge Corp...................................................................      23,493,750
                                                                                                  --------------
            PACKAGE GOODS/COSMETICS (5.1%)
   630,000  Avon Products, Inc..................................................................      20,790,000
   490,000  Gillette Co.........................................................................      20,181,875
   560,000  International Flavors & Fragrances, Inc.............................................      21,140,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
   330,000  Kimberly-Clark Corp.................................................................  $   21,532,500
   190,000  Procter & Gamble Co.................................................................      20,816,875
                                                                                                  --------------
                                                                                                     104,461,250
                                                                                                  --------------
            PACKAGED FOODS (1.0%)
   320,000  Quaker Oats Company (The)...........................................................      21,000,000
                                                                                                  --------------
            PAINTS/COATINGS (1.1%)
   355,000  PPG Industries, Inc.................................................................      22,209,688
                                                                                                  --------------
            PAPER (2.2%)
   385,000  International Paper Co..............................................................      21,728,438
   524,000  Mead Corp...........................................................................      22,761,250
                                                                                                  --------------
                                                                                                      44,489,688
                                                                                                  --------------
            PHOTOGRAPHIC PRODUCTS (1.1%)
   323,000  Eastman Kodak Co....................................................................      21,398,750
                                                                                                  --------------
            RAILROADS (1.9%)
   770,000  Burlington Northern Santa Fe Corp...................................................      18,672,500
   645,000  CSX Corp............................................................................      20,236,875
                                                                                                  --------------
                                                                                                      38,909,375
                                                                                                  --------------
            RECREATIONAL PRODUCTS/TOYS (1.0%)
   950,000  Brunswick Corp......................................................................      21,137,500
                                                                                                  --------------
            RENTAL/LEASING COMPANIES (1.0%)
   860,000  Ryder System, Inc...................................................................      21,016,250
                                                                                                  --------------
            SEMICONDUCTORS (1.0%)
   250,000  Intel Corp..........................................................................      20,562,500
                                                                                                  --------------
            TOBACCO (1.0%)
   810,000  UST, Inc............................................................................      20,401,875
                                                                                                  --------------

            TOTAL COMMON STOCKS
            (IDENTIFIED COST $2,079,697,541)....................................................   1,979,824,827
                                                                                                  --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT (a) (2.6%)
            U.S. GOVERNMENT AGENCY
$   52,400  Federal Home Loan Mortgage Corp. 1.50% due 01/03/00 (AMORTIZED COST $52,395,633)....  $   52,395,633
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $2,132,093,174) (b)....................................................   99.9%    2,032,220,460

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    0.1         1,593,467
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 2,033,813,927
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

ADR  American Depository Receipt.
ARS  American Registered Shares.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $161,022,014 and the aggregate gross unrealized depreciation is $260,894,728, resulting in net unrealized depreciation of $99,872,714.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - CAPITAL GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (95.0%)
           ADVERTISING (1.3%)
  10,000   Omnicom Group, Inc.....................................................................  $  1,000,000
  28,000   True North Communications, Inc.........................................................     1,251,250
                                                                                                    ------------
                                                                                                       2,251,250
                                                                                                    ------------
           ALUMINUM (1.9%)
  40,000   Alcoa, Inc.............................................................................     3,320,000
                                                                                                    ------------
           BEVERAGES - NON-ALCOHOLIC (0.6%)
  30,000   PepsiCo, Inc...........................................................................     1,057,500
                                                                                                    ------------
           BIOTECHNOLOGY (0.9%)
  25,000   Amgen Inc.*............................................................................     1,500,000
                                                                                                    ------------
           BROADCASTING (5.7%)
  40,500   CBS Corp.*.............................................................................     2,589,469
  30,000   Clear Channel Communications, Inc.*....................................................     2,677,500
  55,000   Infinity Broadcasting Corp. (Series A)*................................................     1,990,312
  10,000   Radio One, Inc.*.......................................................................       920,000
  15,000   Univision Communications, Inc. (Class A)*..............................................     1,532,812
                                                                                                    ------------
                                                                                                       9,710,093
                                                                                                    ------------
           BUILDING MATERIALS/D I Y CHAINS (1.5%)
  37,500   Home Depot, Inc. (The).................................................................     2,571,094
                                                                                                    ------------
           CABLE TELEVISION (2.8%)
  50,000   Comcast Corp. (Class A Special)*.......................................................     2,525,000
  45,000   Cox Communications, Inc. (Class A)*....................................................     2,317,500
                                                                                                    ------------
                                                                                                       4,842,500
                                                                                                    ------------
           COMPUTER COMMUNICATIONS (3.0%)
  30,000   Cisco Systems, Inc.*...................................................................     3,211,875
  25,000   Xircom, Inc.*..........................................................................     1,875,000
                                                                                                    ------------
                                                                                                       5,086,875
                                                                                                    ------------
           COMPUTER SOFTWARE (9.5%)
   3,000   Check Point Software Technologies Ltd. (Israel)*.......................................       595,875
   5,000   Citrix Systems, Inc.*..................................................................       614,687
  15,000   Computer Associates International, Inc.................................................     1,049,062
  50,000   Compuware Corp.*.......................................................................     1,859,375
  35,000   Documentum, Inc.*......................................................................     2,095,625
   7,000   Legato Systems, Inc.*..................................................................       481,250
   6,000   Mercury Interactive Corp.*.............................................................       647,625
  32,000   Microsoft Corp.*.......................................................................     3,734,000
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   7,500   Oracle Corp.*..........................................................................  $    840,000
  90,000   Saga Systems, Inc.*....................................................................     1,794,375
  15,000   Symantec Corp.*........................................................................       879,375
   5,000   Veritas Software Corp.*................................................................       715,312
  25,000   Wind River Systems, Inc.*..............................................................       915,625
                                                                                                    ------------
                                                                                                      16,222,186
                                                                                                    ------------
           CONTRACT DRILLING (0.9%)
  50,000   Noble Drilling Corp.*..................................................................     1,637,500
                                                                                                    ------------
           DISCOUNT CHAINS (4.0%)
  32,000   BJ's Wholesale Club, Inc.*.............................................................     1,168,000
  15,000   Costco Wholesale Corp.*................................................................     1,367,812
  22,000   Dayton Hudson Corp.*...................................................................     1,615,625
  40,000   Wal-Mart Stores, Inc...................................................................     2,765,000
                                                                                                    ------------
                                                                                                       6,916,437
                                                                                                    ------------
           DIVERSIFIED ELECTRONIC PRODUCTS (0.6%)
   6,000   JDS Uniphase Corp.*....................................................................       967,500
                                                                                                    ------------
           DIVERSIFIED FINANCIAL SERVICES (2.9%)
  10,000   American Express Co....................................................................     1,662,500
  60,000   Citigroup, Inc.........................................................................     3,333,750
                                                                                                    ------------
                                                                                                       4,996,250
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING (2.2%)
  50,000   Dover Corp.............................................................................     2,268,750
  25,000   Honeywell International Inc............................................................     1,442,187
                                                                                                    ------------
                                                                                                       3,710,937
                                                                                                    ------------
           E.D.P. PERIPHERALS (3.1%)
  25,000   Advanced Digital Information Corp.*....................................................     1,215,625
  15,000   EMC Corp.*.............................................................................     1,638,750
  10,000   Network Appliance, Inc.*...............................................................       830,000
  10,000   QLogic Corp.*..........................................................................     1,598,750
                                                                                                    ------------
                                                                                                       5,283,125
                                                                                                    ------------
           E.D.P. SERVICES (0.3%)
  15,000   CSG Systems International, Inc.*.......................................................       589,687
                                                                                                    ------------
           ELECTRIC UTILITIES (1.5%)
  40,000   Calpine Corp.*.........................................................................     2,560,000
                                                                                                    ------------
           ELECTRONIC COMPONENTS (2.2%)
   5,000   CTS Corp...............................................................................       376,875
  55,000   Kemet Corp.*...........................................................................     2,478,437
  30,000   Vishay Intertechnology, Inc.*..........................................................       948,750
                                                                                                    ------------
                                                                                                       3,804,062
                                                                                                    ------------
           ELECTRONIC DATA PROCESSING (2.5%)
  40,000   Compaq Computer Corp...................................................................     1,082,500
  25,000   Dell Computer Corp.*...................................................................     1,273,438

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - CAPITAL GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  25,000   Sun Microsystems, Inc.*................................................................  $  1,934,375
                                                                                                    ------------
                                                                                                       4,290,313
                                                                                                    ------------
           ELECTRONIC PRODUCTION EQUIPMENT (5.5%)
  12,000   Applied Materials, Inc.*...............................................................     1,519,500
  30,000   Celestica, Inc.*.......................................................................     1,665,000
  25,000   Cognex Corp.*..........................................................................       973,438
  15,000   Lam Research Corp.*....................................................................     1,673,438
  20,000   Orbotech, Ltd.*........................................................................     1,550,000
  30,000   PRI Automation, Inc.*..................................................................     1,998,750
                                                                                                    ------------
                                                                                                       9,380,126
                                                                                                    ------------
           FOOD DISTRIBUTORS (0.7%)
  30,000   SYSCO Corp.............................................................................     1,186,875
                                                                                                    ------------
           GENERIC DRUGS (0.7%)
  50,000   Ivax Corp.*............................................................................     1,287,500
                                                                                                    ------------
           HOSPITAL/NURSING MANAGEMENT (0.7%)
  40,000   Columbia/HCA Healthcare Corp...........................................................     1,172,500
                                                                                                    ------------
           INSURANCE BROKERS/SERVICES (1.1%)
  20,000   Marsh & McLennan Companies, Inc........................................................     1,913,750
                                                                                                    ------------
           INTEGRATED OIL COMPANIES (2.4%)
  30,000   Exxon Mobil Corp.......................................................................     2,416,875
  30,000   Murphy Oil Corp........................................................................     1,721,250
                                                                                                    ------------
                                                                                                       4,138,125
                                                                                                    ------------
           INTERNET SERVICES (2.0%)
  30,000   America Online, Inc.*..................................................................     2,263,125
   2,500   Yahoo! Inc.*...........................................................................     1,081,719
                                                                                                    ------------
                                                                                                       3,344,844
                                                                                                    ------------
           INVESTMENT BANKERS/BROKERS/SERVICES (1.3%)
  12,000   Edwards (A.G.), Inc....................................................................       384,750
  12,000   Lehman Brothers Holdings, Inc..........................................................     1,016,250
  10,000   Merrill Lynch & Co., Inc...............................................................       835,000
                                                                                                    ------------
                                                                                                       2,236,000
                                                                                                    ------------
           MAJOR BANKS (1.0%)
     500   Chase Manhattan Corp. (The)............................................................        38,844
  40,000   Wells Fargo & Co.......................................................................     1,617,500
                                                                                                    ------------
                                                                                                       1,656,344
                                                                                                    ------------
           MAJOR PHARMACEUTICALS (2.2%)
  14,000   Johnson & Johnson......................................................................     1,303,750
  30,000   Warner-Lambert Co......................................................................     2,458,125
                                                                                                    ------------
                                                                                                       3,761,875
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MAJOR U.S. TELECOMMUNICATIONS (0.8%)
   7,500   ALLTEL Corp............................................................................  $    620,156
  15,000   MCI WorldCom, Inc.*....................................................................       795,000
                                                                                                    ------------
                                                                                                       1,415,156
                                                                                                    ------------
           MARINE TRANSPORTATION (0.8%)
  40,000   Tidewater, Inc.........................................................................     1,440,000
                                                                                                    ------------
           MEDIA CONGLOMERATES (1.1%)
  25,000   Time Warner Inc........................................................................     1,810,938
                                                                                                    ------------
           MEDICAL SPECIALTIES (0.7%)
   7,000   Bard (C.R.), Inc.......................................................................       371,000
  30,000   Cooper Companies, Inc..................................................................       903,750
                                                                                                    ------------
                                                                                                       1,274,750
                                                                                                    ------------
           MULTI-LINE INSURANCE (1.3%)
  20,000   American International Group, Inc......................................................     2,162,500
                                                                                                    ------------
           MULTI-SECTOR COMPANIES (1.8%)
  20,000   General Electric Co....................................................................     3,095,000
                                                                                                    ------------
           OIL & GAS PRODUCTION (1.0%)
  75,000   Marine Drilling Company, Inc.*.........................................................     1,682,813
                                                                                                    ------------
           OILFIELD SERVICES/EQUIPMENT (1.5%)
  27,000   Cooper Cameron Corp.*..................................................................     1,321,313
  30,000   Weatherford International, Inc.*.......................................................     1,198,125
                                                                                                    ------------
                                                                                                       2,519,438
                                                                                                    ------------
           OTHER PHARMACEUTICALS (0.5%)
  31,280   Shire Pharmaceuticals Group PLC (ADR) (United Kingdom)*................................       903,210
                                                                                                    ------------
           OTHER SPECIALTY STORES (1.3%)
  15,000   Tiffany & Co...........................................................................     1,338,750
  19,000   Zale Corp.*............................................................................       919,125
                                                                                                    ------------
                                                                                                       2,257,875
                                                                                                    ------------
           OTHER TELECOMMUNICATIONS (2.6%)
  85,000   Broadwing Inc..........................................................................     3,134,375
  10,000   Telephone & Data Systems, Inc..........................................................     1,260,000
                                                                                                    ------------
                                                                                                       4,394,375
                                                                                                    ------------
           PACKAGE GOODS/COSMETICS (1.6%)
  25,000   Procter & Gamble Co....................................................................     2,739,063
                                                                                                    ------------
           RESTAURANTS (0.2%)
  15,000   Starbucks Corp.*.......................................................................       363,750
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - CAPITAL GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           SEMICONDUCTORS (6.9%)
  13,000   Analog Devices, Inc.*..................................................................  $  1,209,000
  54,000   Atmel Corp.*...........................................................................     1,596,375
  60,000   Cypress Semiconductor Corp.*...........................................................     1,942,500
  50,000   Integrated Device Technology, Inc.*....................................................     1,446,875
  50,000   International Rectifier Corp.*.........................................................     1,300,000
  30,000   Lattice Semiconductor Corp.*...........................................................     1,415,625
  20,000   LSI Logic Corp.*.......................................................................     1,350,000
  10,000   STMicroelectronics NV (Netherlands)....................................................     1,514,375
                                                                                                    ------------
                                                                                                      11,774,750
                                                                                                    ------------
           SPECIALTY INSURERS (0.7%)
  20,000   MGIC Investment Corp...................................................................     1,203,750
                                                                                                    ------------
           TELECOMMUNICATIONS EQUIPMENT (7.2%)
  33,000   Advanced Fibre Communications, Inc.*...................................................     1,476,750
  15,000   Antec Corp.*...........................................................................       547,500
   6,000   Comverse Technology, Inc.*.............................................................       868,125
  10,000   Corning Inc............................................................................     1,289,375
  30,000   General Instrument Corp.*..............................................................     2,550,000
  15,000   Lucent Technologies Inc................................................................     1,122,188
  10,000   Nokia Corp. (ADR) (Finland)............................................................     1,900,000
  25,000   Nortel Networks Corp. (Canada).........................................................     2,525,000
                                                                                                    ------------
                                                                                                      12,278,938
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $125,555,703).........................................................   162,711,554
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (a) (5.0%)
           U.S. GOVERNMENT AGENCY
 $ 8,500   Federal Home Loan Mortgage Corp. 1.50% due 01/03/00 (AMORTIZED COST $8,499,292)........  $  8,499,292
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $134,054,995) (b)........................................................  100.0%    171,210,846

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.0          40,570
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 171,251,416
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $37,757,636 and the aggregate gross unrealized depreciation is $601,785, resulting in net unrealized appreciation of $37,155,851.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON AND PREFERRED STOCKS (97.2%)
            AUSTRALIA (1.4%)
            BUILDING MATERIALS
   500,000  Pioneer International Ltd.............................................................  $  1,505,520
                                                                                                    ------------
            CONTAINERS/PACKAGING
   235,000  Amcor Ltd.............................................................................     1,099,778
                                                                                                    ------------
            INTERNATIONAL BANKS
   250,000  Australia & New Zealand Banking Group Ltd.............................................     1,817,284
                                                                                                    ------------
            OIL & GAS PRODUCTION
   550,000  Santos Ltd............................................................................     1,497,320
                                                                                                    ------------
            PRECIOUS METALS
 2,000,000  Normandy Mining Ltd...................................................................     1,416,960
                                                                                                    ------------

            TOTAL AUSTRALIA.......................................................................     7,336,862
                                                                                                    ------------

            BELGIUM (0.7%)
            DIVERSIFIED FINANCIAL SERVICES
   105,000  Fortis (B)............................................................................     3,782,914
                                                                                                    ------------

            CANADA (2.2%)
            ALUMINUM
    63,000  Alcan Aluminium Ltd...................................................................     2,586,536
                                                                                                    ------------
            CANADIAN OIL & GAS
    93,000  Imperial Oil Ltd......................................................................     1,992,673
                                                                                                    ------------
            INTERNATIONAL BANKS
    92,000  Toronto-Dominion Bank.................................................................     2,464,059
                                                                                                    ------------
            MULTI-SECTOR COMPANIES
   145,000  EdperBrascan Corp. (Class A)..........................................................     1,914,224
                                                                                                    ------------
            OIL/GAS TRANSMISSION
   108,400  Enbridge Inc..........................................................................     2,146,572
                                                                                                    ------------

            TOTAL CANADA..........................................................................    11,104,064
                                                                                                    ------------

            FRANCE (7.7%)
            AUTOMOTIVE AFTERMARKET
    75,000  Compagnie Generale des Etablissements Michelin (B Shares).............................     2,941,965
                                                                                                    ------------
            BUILDING MATERIALS
    34,500  Lafarge S.A...........................................................................     4,011,332
                                                                                                    ------------
NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            CONTAINERS/PACKAGING
    66,000  Compagnie Generale d'Industrie et de Participations...................................  $  4,314,882
                                                                                                    ------------
            DIVERSIFIED MANUFACTURING
    20,000  Compagnie de Saint Gobain.............................................................     3,755,657
                                                                                                    ------------
            FARMING/SEEDS/MILLING
    27,500  Eridania Beghin-Say S.A...............................................................     2,954,035
                                                                                                    ------------
            INTERNATIONAL BANKS
    40,000  Banque Nationale de Paris.............................................................     3,685,251
    15,000  Societe Generale (Series A)...........................................................     3,485,097
                                                                                                    ------------
                                                                                                       7,170,348
                                                                                                    ------------
            MULTI-LINE INSURANCE
    62,000  Assurances Generales de France........................................................     3,354,946
                                                                                                    ------------
            MULTI-SECTOR COMPANIES
     5,250  Societe Eurafrance S.A................................................................     3,157,709
                                                                                                    ------------
            OIL REFINING/MARKETING
    26,000  Total S.A. (B Shares).................................................................     3,464,981
                                                                                                    ------------
            TELECOMMUNICATION EQUIPMENT
    17,000  Alcatel...............................................................................     3,898,481
                                                                                                    ------------

            TOTAL FRANCE..........................................................................    39,024,336
                                                                                                    ------------

            GERMANY (7.6%)
            APPAREL
    22,000  Hugo Boss AG (Pref.)..................................................................     2,810,205
                                                                                                    ------------
            DIVERSIFIED ELECTRONIC PRODUCTS
    31,000  Siemens AG (Registered Shares)........................................................     3,938,009
                                                                                                    ------------
            DIVERSIFIED MANUFACTURING
   105,000  MAN AG................................................................................     3,939,216
                                                                                                    ------------
            INTERNATIONAL BANKS
   100,000  Commerzbank AG........................................................................     3,666,141
                                                                                                    ------------
            MAJOR CHEMICALS
    70,000  BASF AG...............................................................................     3,590,706
    80,000  Bayer AG..............................................................................     3,781,808
                                                                                                    ------------
                                                                                                       7,372,514
                                                                                                    ------------
            MOTOR VEHICLES
    45,000  DaimlerChrysler AG....................................................................     3,494,149
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            MULTI-SECTOR COMPANIES
    80,000  RWE AG................................................................................  $  3,130,050
   110,000  Thyssen Krupp AG......................................................................     3,346,799
    75,000  VEBA AG...............................................................................     3,639,739
                                                                                                    ------------
                                                                                                      10,116,588
                                                                                                    ------------
            SHOE MANUFACTURING
    45,000  Adidas-Salomon AG.....................................................................     3,371,944
                                                                                                    ------------

            TOTAL GERMANY.........................................................................    38,708,766
                                                                                                    ------------

            HONG KONG (2.5%)
            DIVERSIFIED FINANCIAL SERVICES
   199,800  HSBC Holdings PLC.....................................................................     2,801,415
                                                                                                    ------------
            REAL ESTATE
   220,000  Cheung Kong (Holdings) Ltd............................................................     2,780,422
   400,000  Henderson Land Development Co., Ltd...................................................     2,572,678
                                                                                                    ------------
                                                                                                       5,353,100
                                                                                                    ------------
            TELECOMMUNICATIONS
   900,000  Cable & Wireless HKT Ltd..............................................................     2,599,048
                                                                                                    ------------
            UTILITIES
   475,000  CLP Holdings Ltd......................................................................     2,187,420
                                                                                                    ------------

            TOTAL HONG KONG.......................................................................    12,940,983
                                                                                                    ------------

            ITALY (2.7%)
            INTEGRATED OIL COMPANIES
   550,000  Ente Nazionale Idrocarburi SpA........................................................     3,020,417
                                                                                                    ------------
            INTERNATIONAL BANKS
   257,000  Istituto Bancario San Paolo di Torino SpA.............................................     3,487,038
                                                                                                    ------------
            SPECIALTY FOODS/CANDY
 2,000,000  Montedison SpA........................................................................     3,268,850
                                                                                                    ------------
            TELECOMMUNICATIONS
   620,000  Telecom Italia SpA....................................................................     3,772,756
                                                                                                    ------------
            TOTAL ITALY...........................................................................    13,549,061
                                                                                                    ------------

            JAPAN (16.6%)
            AIR FREIGHT/DELIVERY SERVICES
   145,000  Yamato Transport Co., Ltd.............................................................     5,617,296
                                                                                                    ------------
NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------

            ALCOHOLIC BEVERAGES
   425,000  Kirin Brewery Co., Ltd................................................................  $  4,469,526
                                                                                                    ------------
            CONSUMER ELECTRONICS/APPLIANCES
   215,000  Sharp Corp............................................................................     5,500,147
    25,000  Sony Corp.............................................................................     7,410,487
                                                                                                    ------------
                                                                                                      12,910,634
                                                                                                    ------------
            DIVERSIFIED ELECTRONIC PRODUCTS
    31,000  Kyocera Corp..........................................................................     8,036,588
   180,000  Matsushita Electric Industrial Co., Ltd...............................................     4,983,369
   195,000  NEC Corp..............................................................................     4,645,128
                                                                                                    ------------
                                                                                                      17,665,085
                                                                                                    ------------
            ELECTRICAL PRODUCTS
   460,000  Matsushita Electric Works, Ltd........................................................     4,545,099
                                                                                                    ------------
            ELECTRONIC COMPONENTS
    34,000  TDK Corp..............................................................................     4,693,211
                                                                                                    ------------
            FINANCE COMPANIES
    42,000  Acom Co., Ltd.........................................................................     4,112,894
                                                                                                    ------------
            HOME BUILDING
   450,000  Sekisui House Ltd.....................................................................     3,984,054
                                                                                                    ------------
            MAJOR PHARMACEUTICALS
    80,000  Takeda Chemical Industries, Ltd.......................................................     3,952,260
                                                                                                    ------------
            MOTOR VEHICLES
   120,000  Honda Motor Co........................................................................     4,460,966
   115,000  Toyota Motor Corp.....................................................................     5,568,871
                                                                                                    ------------
                                                                                                      10,029,837
                                                                                                    ------------
            OTHER PHARMACEUTICALS
   135,000  Taisho Pharmaceutical Co., Ltd........................................................     3,962,043
                                                                                                    ------------
            RECREATIONAL PRODUCTS/TOYS
    26,500  Nintendo Co., Ltd.....................................................................     4,401,976
                                                                                                    ------------
            TOBACCO
       506  Japan Tobacco, Inc....................................................................     3,870,984
                                                                                                    ------------

            TOTAL JAPAN...........................................................................    84,214,899
                                                                                                    ------------

            NETHERLANDS (4.2%)
            AIRLINES
   110,000  Koninklijke Luchtvaart Maatschappi NV.................................................     2,821,269
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            DIVERSIFIED ELECTRONIC PRODUCTS
    26,500  Koninklijke (Royal) Philips Electronics NV............................................  $  3,598,249
                                                                                                    ------------
            DIVERSIFIED FINANCIAL SERVICES
    55,000  ING Groep NV..........................................................................     3,315,821
                                                                                                    ------------
            INTERNATIONAL BANKS
   150,000  ABN-AMRO Holding NV...................................................................     3,741,576
                                                                                                    ------------
            SPECIALTY CHEMICALS
    93,000  DSM NV................................................................................     3,722,868
                                                                                                    ------------
            TELECOMMUNICATIONS
    40,000  KPN NV................................................................................     3,898,481
                                                                                                    ------------

            TOTAL NETHERLANDS.....................................................................    21,098,264
                                                                                                    ------------

            PORTUGAL (0.7%)
            TELECOMMUNICATIONS
   325,000  Portugal Telecom S.A. (Registered Shares).............................................     3,559,778
                                                                                                    ------------
            SPAIN (1.3%)
            ELECTRIC UTILITIES
   250,000  Iberdrola S.A.........................................................................     3,459,952
                                                                                                    ------------
            INTERNATIONAL BANKS
    50,000  Banco Popular Espanol S.A.............................................................     3,256,278
                                                                                                    ------------
            TOTAL SPAIN...........................................................................     6,716,230
                                                                                                    ------------
            SWEDEN (1.6%)
            CONSUMER ELECTRONICS/APPLIANCES
    95,000  Electrolux AB (Series B)..............................................................     2,385,982
                                                                                                    ------------
            ENGINEERING & CONSTRUCTION
    52,000  Skanska AB (B Shares).................................................................     1,934,606
                                                                                                    ------------
            INDUSTRIAL MACHINERY/COMPONENTS
    60,000  Sandvik AB (B Shares).................................................................     1,908,316
                                                                                                    ------------
            INTERNATIONAL BANKS
   300,000  Nordbanken Holding AB.................................................................     1,760,440
                                                                                                    ------------

            TOTAL SWEDEN..........................................................................     7,989,344
                                                                                                    ------------
            SWITZERLAND (5.9%)
            INTERNATIONAL BANKS
    17,500  UBS AG (Registered Shares)............................................................     4,723,792
                                                                                                    ------------
NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------

            MAJOR PHARMACEUTICALS
     3,300  Novartis AG (Registered Shares).......................................................  $  4,843,314
                                                                                                    ------------
            OTHER TELECOMMUNICATIONS
    13,000  Swisscom AG (Registered Shares).......................................................     5,255,493
                                                                                                    ------------
            PACKAGED FOODS
     2,700  Nestle S.A. (Registered Shares).......................................................     4,944,068
                                                                                                    ------------
            PROPERTY - CASUALTY INSURERS
     2,400  Schweizerische Rueckversicherungs-Gesellschaft (Registered Shares)....................     4,928,060
                                                                                                    ------------
            TOBACCO
     2,100  Compagnie Financiere Richemont AG (Series A)..........................................     5,009,416
                                                                                                    ------------

            TOTAL SWITZERLAND.....................................................................    29,704,143
                                                                                                    ------------

            UNITED KINGDOM (12.7%)
            AEROSPACE
 1,000,000  Rolls-Royce PLC.......................................................................     3,454,388
                                                                                                    ------------
            AIRLINES
   560,000  British Airways PLC...................................................................     3,651,966
                                                                                                    ------------
            ALCOHOLIC BEVERAGES
   330,000  Bass PLC..............................................................................     4,104,346
                                                                                                    ------------
            BUILDING MATERIALS
   450,000  Hanson PLC............................................................................     3,769,964
                                                                                                    ------------
            CLOTHING/SHOE/ACCESSORY STORES
   400,000  Next PLC..............................................................................     3,835,339
                                                                                                    ------------
            DIVERSIFIED FINANCIAL SERVICES
   220,000  Abbey National PLC....................................................................     3,515,728
                                                                                                    ------------
            ELECTRONIC COMPONENTS
   975,000  Cookson Group PLC.....................................................................     3,934,612
                                                                                                    ------------
            INTERNATIONAL BANKS
   160,000  National Westminster Bank PLC.........................................................     3,435,018
   185,000  Royal Bank of Scotland Group PLC......................................................     3,278,924
                                                                                                    ------------
                                                                                                       6,713,942
                                                                                                    ------------
            MOVIES/ENTERTAINMENT
 1,050,000  Rank Group PLC........................................................................     3,322,024
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            NON - U.S. UTILITIES
   550,000  National Power PLC....................................................................  $  3,182,799
   455,000  PowerGen PLC..........................................................................     3,268,351
   370,000  United Utilities PLC..................................................................     3,843,329
                                                                                                    ------------
                                                                                                      10,294,479
                                                                                                    ------------
            PAPER
 1,150,000  Arjo Wiggins Appleton PLC.............................................................     4,176,743
                                                                                                    ------------
            SPECIALTY STEELS
 1,500,000  Corus Group PLC.......................................................................     3,898,293
                                                                                                    ------------
            TOBACCO
   575,000  British American Tobacco PLC..........................................................     3,264,820
                                                                                                    ------------
            WATER SUPPLY
   619,500  Hyder PLC.............................................................................     2,899,991
   121,500  Hyder PLC (Pref.).....................................................................       172,100
   327,000  Severn Trent PLC......................................................................     3,246,237
                                                                                                    ------------
                                                                                                       6,318,328
                                                                                                    ------------
            TOTAL UNITED KINGDOM..................................................................    64,254,972
                                                                                                    ------------
            UNITED STATES (29.4%)
            AEROSPACE
    90,000  Northrop Grumman Corp.................................................................     4,865,625
                                                                                                    ------------
            ALUMINUM
    66,000  Alcoa, Inc............................................................................     5,478,000
                                                                                                    ------------
            AUTOMOTIVE AFTERMARKET
   165,000  Goodyear Tire & Rubber Co.............................................................     4,650,937
                                                                                                    ------------
            CONSTRUCTION/AGRICULTURAL
            EQUIPMENT/TRUCKS
   120,000  Deere & Co............................................................................     5,205,000
                                                                                                    ------------
            CONTAINERS/PACKAGING
   220,000  Crown Cork & Seal Co., Inc............................................................     4,922,500
                                                                                                    ------------
            DEPARTMENT STORES
   150,000  Sears, Roebuck & Co...................................................................     4,565,625
                                                                                                    ------------
            DISCOUNT CHAINS
    72,000  Dayton-Hudson Corp....................................................................     5,287,500
                                                                                                    ------------
            DIVERSIFIED MANUFACTURING
    50,000  Minnesota Mining & Manufacturing Co...................................................     4,893,750
                                                                                                    ------------
NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------

            ELECTRIC UTILITIES
   110,000  FPL Group, Inc........................................................................  $  4,709,375
   156,800  GPU, Inc..............................................................................     4,694,200
                                                                                                    ------------
                                                                                                       9,403,575
                                                                                                    ------------
            ELECTRONIC DATA PROCESSING
    50,000  Hewlett-Packard Co....................................................................     5,696,875
    43,500  International Business Machines Corp..................................................     4,698,000
                                                                                                    ------------
                                                                                                      10,394,875
                                                                                                    ------------
            ENGINEERING & CONSTRUCTION
   120,000  Fluor Corp............................................................................     5,505,000
                                                                                                    ------------
            FINANCE COMPANIES
   160,000  Associates First Capital Corp. (Class A)..............................................     4,390,000
                                                                                                    ------------
            FOOD CHAINS
   150,000  Albertson's, Inc......................................................................     4,837,500
                                                                                                    ------------
            INTEGRATED OIL COMPANIES
    55,000  Chevron Corp..........................................................................     4,764,375
                                                                                                    ------------
            LIFE INSURANCE
   250,000  Conseco, Inc..........................................................................     4,468,750
                                                                                                    ------------
            MAJOR BANKS
    90,000  Bank of America Corp..................................................................     4,516,875
   215,000  KeyCorp...............................................................................     4,756,875
                                                                                                    ------------
                                                                                                       9,273,750
                                                                                                    ------------
            MAJOR CHEMICALS
    40,000  Dow Chemical Co.......................................................................     5,345,000
                                                                                                    ------------
            MAJOR PHARMACEUTICALS
    68,000  Bristol-Myers Squibb Co...............................................................     4,364,750
                                                                                                    ------------
            MOTOR VEHICLES
    93,500  Ford Motor Co.........................................................................     4,996,406
                                                                                                    ------------
            NATURAL GAS
    80,000  Consolidated Natural Gas Co...........................................................     5,195,000
                                                                                                    ------------
            OIL REFINING/MARKETING
   150,000  Ashland, Inc..........................................................................     4,940,625
                                                                                                    ------------
            OTHER METALS/MINERALS
    90,000  Phelps Dodge Corp.....................................................................     6,041,250
                                                                                                    ------------
            PAPER
    95,000  International Paper Co................................................................     5,361,563
                                                                                                    ------------
            PHOTOGRAPHIC PRODUCTS
    77,000  Eastman Kodak Co......................................................................     5,101,250
                                                                                                    ------------
            SAVINGS & LOAN COMPANIES
   185,000  Washington Mutual, Inc................................................................     4,810,000
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            SEMICONDUCTORS
    65,000  Intel Corp............................................................................  $  5,346,250
                                                                                                    ------------
            TOBACCO
   190,000  Philip Morris Companies, Inc..........................................................     4,405,625
                                                                                                    ------------

            TOTAL UNITED STATES...................................................................   148,814,481
                                                                                                    ------------

            TOTAL COMMON AND PREFERRED STOCKS
            (IDENTIFIED COST $433,137,625)........................................................   492,799,097
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
            SHORT-TERM INVESTMENT (a) (2.6%)
            U.S. GOVERNMENT AGENCY
$   12,900  Federal Home Loan Mortgage Corp. 1.50% due 01/03/00 (AMORTIZED COST $12,898,925)......    12,898,925
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$446,036,550) (b).........................................................................   99.8%    505,698,022

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.2       1,231,468
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 506,929,490
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $103,718,643 and the aggregate gross unrealized depreciation is $44,057,171, resulting in net unrealized appreciation of $59,661,472.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH SUMMARY OF INVESTMENTS DECEMBER 31, 1999

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Aerospace.........................................................................  $  8,320,013      1.6%
Air Freight/Delivery Services.....................................................     5,617,296      1.1
Airlines..........................................................................     6,473,235      1.3
Alcoholic Beverages...............................................................     8,573,872      1.7
Aluminum..........................................................................     8,064,536      1.6
Apparel...........................................................................     2,810,205      0.6
Automotive Aftermarket............................................................     7,592,902      1.5
Building Materials................................................................     9,286,816      1.8
Canadian Oil & Gas................................................................     1,992,673      0.4
Clothing/Shoe/Accessory Stores....................................................     3,835,339      0.8
Construction/Agricultural Equipment/Trucks........................................     5,205,000      1.0
Consumer Electronics/Appliances...................................................    15,296,616      3.0
Containers/Packaging..............................................................    10,337,159      2.0
Department Stores.................................................................     4,565,625      0.9
Discount Chains...................................................................     5,287,500      1.0
Diversified Electronic Products...................................................    25,201,343      5.0
Diversified Financial Services....................................................    13,415,878      2.6
Diversified Manufacturing.........................................................    12,588,623      2.5
Electric Utilities................................................................    12,863,527      2.5
Electrical Products...............................................................     4,545,099      0.9
Electronic Components.............................................................     8,627,823      1.7
Electronic Data Processing........................................................    10,394,875      2.1
Engineering & Construction........................................................     7,439,606      1.5
Farming/Seeds/Milling.............................................................     2,954,035      0.6
Finance Companies.................................................................     8,502,894      1.7
Food Chains.......................................................................     4,837,500      1.0
Home Building.....................................................................     3,984,054      0.8
Industrial Machinery/Components...................................................     1,908,316      0.4
Integrated Oil Companies..........................................................     7,784,792      1.5
International Banks...............................................................    38,800,897      7.6
Life Insurance....................................................................     4,468,750      0.9
Major Banks.......................................................................     9,273,750      1.8
Major Chemicals...................................................................    12,717,514      2.5
Major Pharmaceuticals.............................................................    13,160,324      2.6
Motor Vehicles....................................................................    18,520,393      3.7
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Movies/Entertainment..............................................................  $  3,322,024      0.7%
Multi-Line Insurance..............................................................     3,354,946      0.7
Multi-Sector Companies............................................................    15,188,521      3.0
Natural Gas.......................................................................     5,195,000      1.0
Non-U.S. Utilities................................................................    10,294,480      2.0
Oil & Gas Production..............................................................     1,497,320      0.3
Oil Refining/Marketing............................................................     8,405,606      1.7
Oil/Gas Transmission..............................................................     2,146,572      0.4
Other Metals/Minerals.............................................................     6,041,250      1.2
Other Pharmaceuticals.............................................................     3,962,043      0.8
Other Telecommunications..........................................................     5,255,493      1.0
Packaged Foods....................................................................     4,944,068      1.0
Paper.............................................................................     9,538,305      1.9
Photographic Products.............................................................     5,101,250      1.0
Precious Metals...................................................................     1,416,960      0.3
Property - Casualty Insurers......................................................     4,928,060      1.0
Real Estate.......................................................................     5,353,100      1.1
Recreational Products/Toys........................................................     4,401,976      0.9
Savings & Loan Companies..........................................................     4,810,000      0.9
Semiconductors....................................................................     5,346,250      1.1
Shoe Manufacturing................................................................     3,371,945      0.7
Specialty Chemicals...............................................................     3,722,868      0.7
Specialty Foods/Candy.............................................................     3,268,850      0.6
Specialty Steels..................................................................     3,898,293      0.8
Telecommunication Equipment.......................................................     3,898,481      0.8
Telecommunications................................................................    13,830,062      2.7
Tobacco...........................................................................    16,550,846      3.2
U.S. Government Agency............................................................    12,898,925      2.5
Utilities.........................................................................     2,187,420      0.4
Water Supply......................................................................     6,318,328      1.2
                                                                                    ------------    -----
                                                                                    $505,698,022     99.8%
                                                                                    ------------    -----
                                                                                    ------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $489,816,792     96.6%
Preferred Stocks..................................................................     2,982,305      0.6
Short-Term Investment.............................................................    12,898,925      2.6
                                                                                    ------------    -----
                                                                                    $505,698,022     99.8%
                                                                                    ------------    -----
                                                                                    ------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EUROPEAN GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

  NUMBER OF
   SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
               COMMON AND PREFERRED STOCKS AND BONDS (93.2%)
               FINLAND (3.9%)
               TELECOMMUNICATION EQUIPMENT
      123,900  Nokia Oyj (A Shares)...............................................................  $ 22,431,352
                                                                                                    ------------
               FRANCE (19.5%)
               BROADCASTING
        9,485  Societe Television Francaise 1.....................................................     4,960,807
                                                                                                    ------------
               BUILDING MATERIALS/DIY CHAINS
       15,000  Castorama Dubois Investissement....................................................     4,556,274
                                                                                                    ------------
               CONSUMER ELECTRONICS/APPLIANCES
       70,340  Thomson Multimedia*................................................................     3,785,016
                                                                                                    ------------
               E.D.P. SERVICES
       29,640  Cap Gemini S.A.....................................................................     7,512,602
                                                                                                    ------------
               FOOD CHAINS
       58,000  Carrefour S.A......................................................................    10,681,395
                                                                                                    ------------
               INTERNATIONAL BANKS
      120,420  Banque Nationale de Paris..........................................................    11,094,449
                                                                                                    ------------
               MAJOR PHARMACEUTICALS
      165,026  Aventis S.A........................................................................     9,544,031
       67,400  Sanofi-Synthelabo S.A.*............................................................     2,802,477
                                                                                                    ------------
                                                                                                      12,346,508
                                                                                                    ------------
               MOTOR VEHICLES
       85,840  Renault S.A........................................................................     4,132,130
                                                                                                    ------------
               MULTI-LINE INSURANCE
       53,200  AXA................................................................................     7,405,585
                                                                                                    ------------
               MULTI-SECTOR COMPANIES
       73,350  Vivendi............................................................................     6,613,967
                                                                                                    ------------
               OIL REFINING/MARKETING
      115,862  Total S.A. (B Shares)..............................................................    15,440,755
                                                                                                    ------------
               OTHER TELECOMMUNICATIONS
       83,800  France Telecom S.A.................................................................    11,066,757
                                                                                                    ------------
               TELECOMMUNICATION EQUIPMENT
       58,205  Alcatel............................................................................    13,347,710
                                                                                                    ------------

               TOTAL FRANCE.......................................................................   112,943,955
                                                                                                    ------------

               GERMANY (9.5%)
               APPAREL
       37,506  Hugo Boss AG (Pref.)...............................................................     4,790,889
                                                                                                    ------------
               COMPUTER SOFTWARE
       19,620  SAP AG.............................................................................     9,649,826
       42,153  Software AG*.......................................................................     2,565,048
                                                                                                    ------------
                                                                                                      12,214,874
                                                                                                    ------------
  NUMBER OF
   SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
               INTERNATIONAL BANKS
       80,460  Deutsche Bank AG (Registered Shares)...............................................  $  6,785,701
                                                                                                    ------------
               OTHER TELECOMMUNICATIONS
       61,735  Mannesmann AG (Germany)............................................................    14,871,289
                                                                                                    ------------
               SHOE MANUFACTURING
       30,400  Adidas-Salomon AG..................................................................     2,277,936
                                                                                                    ------------
               SPECIALTY FOODS/CANDY
        9,647  Kamps AG...........................................................................       664,652
       15,102  Kamps AG (New)*....................................................................     1,005,551
                                                                                                    ------------
                                                                                                       1,670,203
                                                                                                    ------------
               TELECOMMUNICATIONS
      177,530  Deutsche Telekom AG................................................................    12,624,169
                                                                                                    ------------

               TOTAL GERMANY......................................................................    55,235,061
                                                                                                    ------------

               ITALY (3.2%)
               BROADCASTING
      343,650  Mediaset SpA.......................................................................     5,336,731
                                                                                                    ------------
               INTERNATIONAL BANKS
      434,900  Unicredito Italiano SpA............................................................     2,134,621
                                                                                                    ------------
               PRINTING/FORMS
      795,860  Seat-Pagine Gialle SpA.............................................................     2,609,552
                                                                                                    ------------
               TELECOMMUNICATIONS
      609,460  Telecom Italia SpA.................................................................     8,581,928
                                                                                                    ------------

               TOTAL ITALY........................................................................    18,662,832
                                                                                                    ------------

               NETHERLANDS (6.3%)
               ALCOHOLIC BEVERAGES
       52,800  Heineken NV........................................................................     2,571,404
                                                                                                    ------------
               DIVERSIFIED ELECTRONIC PRODUCTS
       95,365  Koninklijke (Royal) Philips Electronics NV.........................................    12,948,946
                                                                                                    ------------
               DIVERSIFIED FINANCIAL SERVICES
      145,800  Fortis (NL) NV.....................................................................     5,242,582
                                                                                                    ------------
               E.D.P. SERVICES
       90,200  Getronics NV.......................................................................     7,185,274
                                                                                                    ------------
               FINANCIAL PUBLISHING/SERVICES
      172,600  Wolters Kluwer NV..................................................................     5,832,996
                                                                                                    ------------
               FOOD CHAINS
      163,100  Laurus NV..........................................................................     2,936,423
                                                                                                    ------------

               TOTAL NETHERLANDS..................................................................    36,717,625
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EUROPEAN GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

  NUMBER OF
   SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
               SPAIN (6.4%)
               ADVERTISING
       53,700  Telefonica Publicidad e Informacion, S.A.*.........................................  $  2,606,053
                                                                                                    ------------
               INTERNATIONAL BANKS
      205,200  Argentaria, Caja Postal y Banco Hipotecario de Espana, S.A.........................     4,815,083
       53,342  Banco Popular Espanol S.A..........................................................     3,473,927
                                                                                                    ------------
                                                                                                       8,289,010
                                                                                                    ------------
               INTERNET SERVICES
       17,900  Terra Networks, S.A.*..............................................................       976,707
                                                                                                    ------------
               OIL REFINING/MARKETING
      163,000  Repsol-YPF, S.A....................................................................     3,774,023
                                                                                                    ------------
               OTHER CONSUMER SERVICES
      298,600  Amadeus Global Travel Distribution S.A. (A Shares)*................................     4,730,227
                                                                                                    ------------
               TELECOMMUNICATIONS
      662,903  Telefonica S.A.*...................................................................    16,535,346
                                                                                                    ------------

               TOTAL SPAIN........................................................................    36,911,366
                                                                                                    ------------

               SWEDEN (6.8%)
               CLOTHING/SHOE/ACCESSORY STORES
       94,920  Hennes & Mauritz AB (B Shares).....................................................     3,174,917
                                                                                                    ------------
               DIVERSIFIED COMMERCIAL SERVICES
      498,990  Securitas AB (Series "B" Free).....................................................     9,018,668
                                                                                                    ------------
               INDUSTRIAL MACHINERY/COMPONENTS
      490,900  Assa Abloy AB (Series B)...........................................................     6,884,791
                                                                                                    ------------
               INTERNATIONAL BANKS
      807,200  Nordbanken Holding AB..............................................................     4,736,755
                                                                                                    ------------
               LIFE INSURANCE
      102,400  Skandia Forsakrings AB.............................................................     3,088,609
                                                                                                    ------------
               TELECOMMUNICATIONS EQUIPMENT
      194,110  Ericsson (L.M.) Telephone Co. AB (Series "B" Free).................................    12,461,349
                                                                                                    ------------

               TOTAL SWEDEN.......................................................................    39,365,089
                                                                                                    ------------
               SWITZERLAND (8.9%)
               DIVERSIFIED COMMERCIAL SERVICES
        6,790  Adecco S.A. (Registered Shares)....................................................     5,285,373
                                                                                                    ------------
  NUMBER OF
   SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
               INTERNATIONAL BANKS
       25,060  UBS AG (Registered Shares).........................................................  $  6,764,470
                                                                                                    ------------
               MAJOR PHARMACEUTICALS
        3,400  Novartis AG (Registered Shares)....................................................     4,990,082
        1,208  Roche Holdings AG..................................................................    14,332,203
                                                                                                    ------------
                                                                                                      19,322,285
                                                                                                    ------------
               PACKAGED FOODS
        5,757  Nestle S.A.........................................................................    10,541,851
                                                                                                    ------------
               TOBACCO
        3,990  Compagnie Financiere Richemont AG (Series A).......................................     9,517,891
                                                                                                    ------------

               TOTAL SWITZERLAND..................................................................    51,431,870
                                                                                                    ------------

               UNITED KINGDOM (28.1%)
               ADVERTISING
      550,300  Aegis Group PLC....................................................................     1,998,662
                                                                                                    ------------
               AEROSPACE
      996,800  British Aerospace PLC..............................................................     6,597,042
      107,801  British Aerospace PLC (Loan Stock).................................................       169,662
      572,400  Marconi PLC........................................................................    10,122,070
      352,407  Smiths Industries PLC..............................................................     5,261,912
                                                                                                    ------------
                                                                                                      22,150,686
                                                                                                    ------------
               ALCOHOLIC BEVERAGES
      885,400  Allied Domecq PLC..................................................................     4,373,391
       58,500  Bass PLC...........................................................................       727,588
                                                                                                    ------------
                                                                                                       5,100,979
                                                                                                    ------------
               AUTO PARTS: O.E.M.
      620,138  BBA Group PLC......................................................................     5,005,134
                                                                                                    ------------
               BOOKS/MAGAZINES
      344,120  EMAP PLC...........................................................................     7,110,125
      895,900  Reed International PLC.............................................................     6,702,960
                                                                                                    ------------
                                                                                                      13,813,085
                                                                                                    ------------
               CABLE TELEVISION
      187,526  TeleWest Communications PLC*.......................................................       999,681
                                                                                                    ------------
               CATALOG/SPECIALTY DISTRIBUTION
      501,400  Great Universal Stores PLC.........................................................     2,929,883
                                                                                                    ------------
               CELLULAR TELEPHONE
    1,597,900  Vodafone AirTouch PLC..............................................................     7,912,095
                                                                                                    ------------
               DIVERSIFIED FINANCIAL SERVICES
      394,100  HSBC Holdings PLC..................................................................     5,490,028
      286,300  Lloyds TSB Group PLC...............................................................     3,579,317
                                                                                                    ------------
                                                                                                       9,069,345
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EUROPEAN GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

  NUMBER OF
   SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
               INTEGRATED OIL COMPANIES
    1,772,290  BP Amoco PLC.......................................................................  $ 17,808,670
                                                                                                    ------------
               INTERNATIONAL BANKS
      307,100  Barclays PLC.......................................................................     8,833,745
                                                                                                    ------------
               INTERNET SERVICES
      143,100  Freeserve PLC*.....................................................................     1,362,853
      189,300  Thus PLC*..........................................................................     1,194,771
                                                                                                    ------------
                                                                                                       2,557,624
                                                                                                    ------------
               LIFE INSURANCE
      675,400  Prudential Corp....................................................................    13,300,814
                                                                                                    ------------
               MAJOR PHARMACEUTICALS
      193,774  AstraZeneca PLC....................................................................     8,187,057
      144,300  Glaxo Wellcome PLC.................................................................     4,076,259
      416,949  SmithKline Beecham PLC.............................................................     5,317,009
                                                                                                    ------------
                                                                                                      17,580,325
                                                                                                    ------------
               MOVIES/ENTERTAINMENT
      171,600  Flextech PLC*......................................................................     3,185,462
                                                                                                    ------------
               OIL/GAS TRANSMISSION
    1,037,866  BG Group PLC.......................................................................     6,701,293
 GBP  148,000  BG Transco Holdings PLC 7.06% due 12/14/09.........................................       240,192
 GBP  148,000  BG Transco Holdings PLC 4.19% due 12/14/22.........................................       239,738
 GBP  148,000  BG Transco Holdings PLC 7.00% due 12/16/24.........................................       232,380
                                                                                                    ------------
                                                                                                       7,413,603
                                                                                                    ------------
               OTHER SPECIALTY STORES
      296,800  Kingfisher PLC.....................................................................     3,291,380
                                                                                                    ------------
               RESTAURANTS
      889,556  Granada Group PLC..................................................................     9,010,406
                                                                                                    ------------
               TELECOMMUNICATIONS
      447,200  British Telecommunications PLC.....................................................    10,921,897
                                                                                                    ------------
               TOTAL UNITED KINGDOM...............................................................   162,883,476
                                                                                                    ------------
  NUMBER OF
   SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

               UNITED STATES (0.6%)
               OTHER TELECOMMUNICATIONS
       28,200  NTL Inc.*..........................................................................  $  3,510,900
                                                                                                    ------------

               TOTAL COMMON AND PREFERRED STOCKS AND BONDS
               (IDENTIFIED COST $367,376,100).....................................................   540,093,526
                                                                                                    ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
             SHORT-TERM INVESTMENT (a) (6.5%)
             U.S. GOVERNMENT AGENCY
$   37,900   Federal Home Loan Mortgage Corp. 1.50% due
               01/03/00 (AMORTIZED COST $37,896,842)......    37,896,842
                                                            ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $405,272,942) (b)........................................................   99.7%    577,990,368

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.3       1,714,399
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 579,704,767
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $180,597,802 and the aggregate gross unrealized depreciation is $7,880,376, resulting in net unrealized appreciation of $172,717,426.

CURRENCY ABBREVIATION:

GBP  British Pound.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EUROPEAN GROWTH SUMMARY OF INVESTMENTS DECEMBER 31, 1999

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Advertising.......................................................................  $  4,604,715      0.8%
Aerospace.........................................................................    22,150,686      3.8
Alcoholic Beverages...............................................................     7,672,384      1.3
Apparel...........................................................................     4,790,889      0.8
Auto Parts: O.E.M.................................................................     5,005,134      0.9
Books/Magazines...................................................................    13,813,085      2.4
Broadcasting......................................................................    10,297,537      1.8
Building Materials/DIY Chains.....................................................     4,556,274      0.8
Cable Television..................................................................       999,682      0.2
Catalog/Specialty Distribution....................................................     2,929,883      0.5
Cellular Telephone................................................................     7,912,095      1.4
Clothing/Shoe/Accessory Stores....................................................     3,174,917      0.5
Computer Software.................................................................    12,214,874      2.1
Consumer Electronics/Appliances...................................................     3,785,017      0.7
Diversified Commercial Services...................................................    14,304,041      2.5
Diversified Electronic Products...................................................    12,948,946      2.2
Diversified Financial Services....................................................    14,311,926      2.5
E.D.P. Services...................................................................    14,697,876      2.5
Financial Publishing/Services.....................................................     5,832,996      1.0
Food Chains.......................................................................    13,617,818      2.3
Industrial Machinery/Components...................................................     6,884,791      1.2
Integrated Oil Companies..........................................................    17,808,670      3.1
International Banks...............................................................    48,638,751      8.4
Internet Services.................................................................     3,534,331      0.6
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Life Insurance....................................................................  $ 16,389,423      2.8%
Major Pharmaceuticals.............................................................    49,249,117      8.5
Motor Vehicles....................................................................     4,132,131      0.7
Movies/Entertainment..............................................................     3,185,462      0.5
Multi-Line Insurance..............................................................     7,405,585      1.3
Multi-Sector Companies............................................................     6,613,967      1.1
Oil Refining/Marketing............................................................    19,214,778      3.3
Oil/Gas Transmission..............................................................     7,413,602      1.3
Other Consumer Services...........................................................     4,730,227      0.8
Other Specialty Stores............................................................     3,291,380      0.6
Other Telecommunications..........................................................    29,448,946      5.1
Packaged Foods....................................................................    10,541,851      1.8
Printing/Forms....................................................................     2,609,552      0.5
Restaurants.......................................................................     9,010,406      1.6
Shoe Manufacturing................................................................     2,277,936      0.4
Specialty Foods/Candy.............................................................     1,670,203      0.3
Telecommunication Equipment.......................................................    48,240,411      8.3
Telecommunications................................................................    48,663,340      8.4
Tobacco...........................................................................     9,517,891      1.6
U.S. Government Agency............................................................    37,896,842      6.5
                                                                                    ------------    -----
                                                                                    $577,990,368     99.7%
                                                                                    ------------    -----
                                                                                    ------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $534,590,327     92.2%
Corporate Bonds...................................................................       712,310      0.2
Preferred Stocks..................................................................     4,790,889      0.8
Short-Term Investment.............................................................    37,896,842      6.5
                                                                                    ------------    -----
                                                                                    $577,990,368     99.7%
                                                                                    ------------    -----
                                                                                    ------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

NUMBER OF
 SHARES                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND WARRANTS (96.2%)
           AUSTRALIA (8.6%)
           AIRLINES
 116,000   Quantas Airways Ltd.....................................................................  $    289,165
                                                                                                     ------------
           ALCOHOLIC BEVERAGES
 166,400   Fosters Brewing Group Ltd...............................................................       477,022
                                                                                                     ------------
           BEVERAGES - NON-ALCOHOLIC
  57,400   Coca-Cola Amatil Ltd....................................................................       156,642
                                                                                                     ------------
           DIVERSIFIED COMMERCIAL SERVICES
  13,600   Brambles Industries Ltd.................................................................       375,805
                                                                                                     ------------
           INTERNATIONAL BANKS
  58,100   Commonwealth Bank of Australia..........................................................       999,720
  46,500   National Australia Bank Ltd.............................................................       710,743
 109,800   Westpac Banking Corp., Ltd..............................................................       756,807
                                                                                                     ------------
                                                                                                        2,467,270
                                                                                                     ------------
           MEDIA CONGLOMERATES
 109,900   News Corp., Ltd. (The)..................................................................     1,066,276
                                                                                                     ------------
           MULTI-SECTOR COMPANIES
  82,762   Broken Hill Proprietary Co., Ltd........................................................     1,085,892
                                                                                                     ------------
           OTHER METALS/MINERALS
  75,850   Rio Tinto Ltd...........................................................................     1,628,118
                                                                                                     ------------
           OTHER TELECOMMUNICATIONS
  88,400   Aapt Ltd.*..............................................................................       302,130
 180,300   Telstra Corp. Ltd.......................................................................       979,332
  81,400   Telstra Corp. Ltd. (New)*...............................................................       286,749
                                                                                                     ------------
                                                                                                        1,568,211
                                                                                                     ------------
           PRECIOUS METALS
 311,200   Normandy Mining Ltd.....................................................................       220,479
                                                                                                     ------------
           REAL ESTATE
  30,650   Lend Lease Corp., Ltd...................................................................       429,071
                                                                                                     ------------
           TELECOMMUNICATIONS
 127,500   Macquarie Corporate Telecommunications Holdings Ltd.*...................................       207,427
                                                                                                     ------------
           TOTAL AUSTRALIA.........................................................................     9,971,378
                                                                                                     ------------

           CHINA (0.4%)
           COAL MINING
 634,000   Yanzhou Coal Mining Co. Ltd. (Class H)..................................................       175,341
                                                                                                     ------------
NUMBER OF
 SHARES                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------

           ELECTRIC UTILITIES
 234,000   Huaneng Power International, Inc. (Class H).............................................  $     55,685
                                                                                                     ------------
           ELECTRONIC COMPONENTS
 135,000   Great Wall Technology Co. (Class H)*....................................................       131,110
                                                                                                     ------------
           OTHER TRANSPORTATION
 412,000   Zhejiang Expressway Co. Ltd.............................................................        62,537
                                                                                                     ------------

           TOTAL CHINA.............................................................................       424,673
                                                                                                     ------------

           HONG KONG (10.3%)
           AIRLINES
 115,000   Cathay Pacific Airways..................................................................       204,882
                                                                                                     ------------
           BROADCASTING
  61,000   Television Broadcasts Ltd...............................................................       415,873
                                                                                                     ------------
           CELLULAR TELEPHONE
 150,200   China Telecom Ltd.*.....................................................................       937,060
  23,500   SmarTone Telecommunications Holdings Ltd................................................       113,359
                                                                                                     ------------
                                                                                                        1,050,419
                                                                                                     ------------
           DIVERSIFIED MANUFACTURING
  33,600   Johnson Electric Holdings, Ltd..........................................................       215,673
                                                                                                     ------------
           E.D.P. SERVICES
 174,000   Timeless Software Ltd.*.................................................................        99,601
                                                                                                     ------------
           INTERNATIONAL BANKS
  28,000   Hang Seng Bank Ltd......................................................................       319,655
  61,000   Wing Hang Bank Ltd......................................................................       208,721
                                                                                                     ------------
                                                                                                          528,376
                                                                                                     ------------
           MULTI-SECTOR COMPANIES
 189,000   Hutchison Whampoa, Ltd..................................................................     2,747,234
  94,700   New World Development Co., Ltd..........................................................       213,179
  85,700   Swire Pacific Ltd. (Class A)............................................................       505,998
                                                                                                     ------------
                                                                                                        3,466,411
                                                                                                     ------------
           NATURAL GAS
 227,000   Hong Kong & China Gas Co., Ltd..........................................................       310,979
                                                                                                     ------------
           OTHER SPECIALTY STORES
  89,000   Jardine International Motor Holdings Ltd................................................        44,649
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------
           OTHER TELECOMMUNICATIONS
  75,000   Asia Satellite Telecommunications Holdings Ltd..........................................  $    236,847
                                                                                                     ------------
           PACKAGE GOODS/COSMETICS
 281,800   Hengan International Group Co. Ltd......................................................        77,935
                                                                                                     ------------
           REAL ESTATE
 157,000   Cheung Kong (Holdings) Ltd..............................................................     1,984,210
  71,000   Hong Kong Land Holdings Ltd.............................................................       105,080
  73,000   Kerry Properties Ltd....................................................................       102,354
 454,000   New World China Land Ltd.*..............................................................       167,899
 360,000   Sino Land Co., Ltd......................................................................       207,229
 114,100   Sun Hung Kai Properties Ltd.............................................................     1,188,848
                                                                                                     ------------
                                                                                                        3,755,620
                                                                                                     ------------
           SHOE MANUFACTURING
  38,000   Yue Yuen Industrial Holdings............................................................        90,919
                                                                                                     ------------
           TELECOMMUNICATIONS
 374,400   Cable & Wireless HKT Ltd................................................................     1,081,204
                                                                                                     ------------
           WHOLESALE DISTRIBUTORS
 139,800   Li & Fung Ltd...........................................................................       350,669
                                                                                                     ------------
           TOTAL HONG KONG.........................................................................    11,930,057
                                                                                                     ------------
           INDIA (6.5%)
           ALUMINUM
  12,500   Hindalco Industries Ltd.................................................................       231,269
                                                                                                     ------------
           BUILDING MATERIALS
  28,498   Gujarat Ambuja Cements Ltd..............................................................       213,522
                                                                                                     ------------
           COMPUTER SOFTWARE
  12,700   Aptech Ltd..............................................................................       515,764
   4,250   HCL Technologies Ltd.*..................................................................        56,654
     600   Leading Edge Systems Ltd................................................................        25,506
   3,650   NIIT Ltd................................................................................       278,137
  18,200   Software Solution Integrated Ltd........................................................       923,344
                                                                                                     ------------
                                                                                                        1,799,405
                                                                                                     ------------
           CONSTRUCTION/AGRICULTURAL
           EQUIPMENT/TRUCKS
  36,200   Larsen & Toubro Ltd.....................................................................       462,505
  20,000   Mahindra & Mahindra Ltd.................................................................       193,059
   6,650   Punjab Tractors Ltd.....................................................................       158,814
                                                                                                     ------------
                                                                                                          814,378
                                                                                                     ------------
NUMBER OF
 SHARES                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------

           DIVERSIFIED ELECTRONIC PRODUCTS
     200   Satyam Computer Service Ltd.............................................................  $     10,108
                                                                                                     ------------
           DIVERSIFIED MANUFACTURING
  26,000   Grasim Industries Ltd...................................................................       243,806
   4,050   Grasim Industries Ltd. (Bonus Shares)*..................................................        37,349
                                                                                                     ------------
                                                                                                          281,155
                                                                                                     ------------
           E.D.P. PERIPHERALS
  21,500   Moser-Baer India Ltd....................................................................       172,455
                                                                                                     ------------
           E.D.P. SERVICES
   1,500   Infosys Technologies Ltd................................................................       500,445
                                                                                                     ------------
           ELECTRICAL PRODUCTS
  54,274   Bharat Heavy Electricals Ltd............................................................       261,952
                                                                                                     ------------
           GENERIC DRUGS
   7,000   Dr. Reddy's Laboratories Ltd............................................................       231,993
                                                                                                     ------------
           HOTELS/RESORTS
  13,500   Indian Hotels Co., Ltd..................................................................        98,357
                                                                                                     ------------
           INTERNATIONAL BANKS
  68,272   Bank of Baroda..........................................................................       100,188
  41,600   Corporation Bank........................................................................       106,127
  29,500   State Bank of India.....................................................................       152,382
                                                                                                     ------------
                                                                                                          358,697
                                                                                                     ------------
           MAJOR PHARMACEUTICALS
   6,450   Hoechst Marion Roussel Ltd..............................................................       153,616
                                                                                                     ------------
           MOTOR VEHICLES
   7,500   Hero Honda Motors Ltd...................................................................       194,610
                                                                                                     ------------
           MULTI-SECTOR COMPANIES
   3,650   Wipro Ltd...............................................................................       218,178
                                                                                                     ------------
           NATURAL GAS
  20,000   Gas Authority of India Ltd. (GDR)*......................................................       185,000
                                                                                                     ------------
           OIL REFINING/MARKETING
  17,000   Hindustan Petroleum Corp., Ltd..........................................................        71,501
                                                                                                     ------------
           OTHER PHARMACEUTICALS
   9,500   Glaxo India Ltd.........................................................................       159,552
   2,400   Wockhardt Life Sciences Ltd.............................................................        52,959
                                                                                                     ------------
                                                                                                          212,511
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------
           OTHER TELECOMMUNICATIONS
  43,100   Mahanagar Telephone Nigam Ltd...........................................................  $    191,181
   7,390   Videsh Sanchar Nigam Ltd................................................................       307,251
                                                                                                     ------------
                                                                                                          498,432
                                                                                                     ------------
           PACKAGE GOODS/COSMETICS
   4,950   Hindustan Lever Ltd.....................................................................       255,976
  10,000   Reckitt & Coleman of India Ltd..........................................................        73,546
                                                                                                     ------------
                                                                                                          329,522
                                                                                                     ------------
           SPECIALTY CHEMICALS
 129,600   Indo Gulf Corp. Ltd.....................................................................       187,653
  36,500   Reliance Industries Ltd.................................................................       196,048
                                                                                                     ------------
                                                                                                          383,701
                                                                                                     ------------
           TOBACCO
  17,500   ITC Ltd.................................................................................       267,467
                                                                                                     ------------
           TOTAL INDIA.............................................................................     7,488,274
                                                                                                     ------------
           INDONESIA (0.5%)
           BUILDING MATERIALS
  36,300   PT Semen Gresik (Persero) Tbk...........................................................        57,432
                                                                                                     ------------
           MUTUAL FUNDS
 500,000   Batavia Investment Fund Ltd.*...........................................................       --
                                                                                                     ------------
           SPECIALTY FOODS/CANDY
  88,000   PT Indofood Sukses Makmur Tbk...........................................................       110,000
                                                                                                     ------------
           TELECOMMUNICATIONS
  28,684   PT Telekomunikasi Indonesia (ADR).......................................................       315,524
                                                                                                     ------------
           TOBACCO
  40,500   PT Gudang Garam Tbk.....................................................................       108,771
                                                                                                     ------------
           TOTAL INDONESIA.........................................................................       591,727
                                                                                                     ------------
           JAPAN (44.4%)
           BUILDING PRODUCTS
  81,000   Sanwa Shutter Corp......................................................................       301,115
                                                                                                     ------------
           CONSUMER ELECTRONICS/APPLIANCES
  15,200   Aiwa Co., Ltd...........................................................................       315,242
  20,700   Rinnai Corp.............................................................................       384,758
  11,700   Sony Corp...............................................................................     3,468,108
                                                                                                     ------------
                                                                                                        4,168,108
                                                                                                     ------------
NUMBER OF
 SHARES                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------
           CONSUMER SPECIALTIES
  66,000   Casio Computer Co., Ltd.................................................................  $    548,816
                                                                                                     ------------
           DIVERSIFIED ELECTRONIC PRODUCTS
 106,000   Hitachi Ltd.............................................................................     1,700,646
  10,700   Kyocera Corp............................................................................     2,773,919
  59,000   Matsushita Electric Industrial Co., Ltd.................................................     1,633,438
  84,000   NEC Corp................................................................................     2,000,978
 178,000   Toshiba Corp............................................................................     1,358,247
                                                                                                     ------------
                                                                                                        9,467,228
                                                                                                     ------------
           E.D.P. PERIPHERALS
  38,000   Mitsumi Electric Co., Ltd...............................................................     1,189,591
                                                                                                     ------------
           ELECTRICAL PRODUCTS
  66,000   Furukawa Electric Co....................................................................     1,000,783
                                                                                                     ------------
           ELECTRONIC COMPONENTS
  11,000   TDK Corp................................................................................     1,518,392
                                                                                                     ------------
           ELECTRONIC DATA PROCESSING
  60,000   Fujitsu Ltd.............................................................................     2,735,277
                                                                                                     ------------
           ELECTRONIC DISTRIBUTORS
  20,000   Ryosan Co., Ltd.........................................................................       496,967
                                                                                                     ------------
           FINANCE COMPANIES
  39,600   Hitachi Credit Corp.....................................................................       803,854
                                                                                                     ------------
           FOOD CHAINS
  12,900   FamilyMart Co., Ltd.....................................................................       858,149
                                                                                                     ------------
           HOME BUILDING
  75,000   Sekisui Chemical Co., Ltd...............................................................       332,371
  67,000   Sekisui House Ltd.......................................................................       593,181
                                                                                                     ------------
                                                                                                          925,552
                                                                                                     ------------
           HOME FURNISHINGS
   6,000   Sangetsu Co., Ltd.......................................................................       126,198
                                                                                                     ------------
           INDUSTRIAL MACHINERY/COMPONENTS
  73,000   Amada Co., Ltd..........................................................................       399,208
  62,000   Daifuku Co., Ltd........................................................................       357,856
  71,000   Daikin Industries, Ltd..................................................................       965,467
  24,000   Fuji Machine Manufacturing Co., Ltd.....................................................     1,934,651
  61,000   Minebea Co., Ltd........................................................................     1,046,106
 188,000   Mitsubishi Heavy Industries, Ltd........................................................       627,157
  82,000   Tsubakimoto Chain Co....................................................................       300,822
                                                                                                     ------------
                                                                                                        5,631,267
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------
           INDUSTRIAL SPECIALTIES
  46,000   Fujitec Co., Ltd........................................................................  $    461,260
  42,000   Lintec Corp.............................................................................       456,075
                                                                                                     ------------
                                                                                                          917,335
                                                                                                     ------------
           INTERNATIONAL BANKS
  16,000   Bank of Tokyo-Mitsubishi, Ltd...........................................................       222,892
                                                                                                     ------------
           MAJOR PHARMACEUTICALS
  44,000   Sankyo Co., Ltd.........................................................................       903,933
                                                                                                     ------------
           MARINE TRANSPORTATION
  15,000   Mitsubishi Logistic Corp................................................................        95,676
                                                                                                     ------------
           MEAT/POULTRY/FISH
  17,000   Nippon Meat Packers, Inc................................................................       220,358
                                                                                                     ------------
           MOTOR VEHICLES
 150,000   Nissan Motor Co., Ltd...................................................................       589,904
  45,000   Suzuki Motor Corp.......................................................................       656,378
  26,000   Toyota Motor Corp.......................................................................     1,259,049
                                                                                                     ------------
                                                                                                        2,505,331
                                                                                                     ------------
           OFFICE EQUIPMENT/SUPPLIES
  43,000   Canon, Inc..............................................................................     1,707,885
  77,000   Ricoh Co., Ltd..........................................................................     1,450,812
                                                                                                     ------------
                                                                                                        3,158,697
                                                                                                     ------------
           OTHER PHARMACEUTICALS
  22,000   Ono Pharmaceutical Co., Ltd.............................................................       589,708
  26,000   Yamanouchi Pharmaceutical Co., Ltd......................................................       908,042
                                                                                                     ------------
                                                                                                        1,497,750
                                                                                                     ------------
           PHOTOGRAPHIC PRODUCTS
  31,000   Fuji Photo Film Co......................................................................     1,131,188
                                                                                                     ------------
           POLLUTION CONTROL EQUIPMENT
  28,000   Kurita Water Industries Ltd.............................................................       444,844
                                                                                                     ------------
           PRINTING/FORMS
  42,000   Dai Nippon Printing Co., Ltd............................................................       669,732
  24,000   Nissha Printing Co., Ltd................................................................       143,221
                                                                                                     ------------
                                                                                                          812,953
                                                                                                     ------------
           REAL ESTATE
  48,000   Mitsubishi Estate Co., Ltd..............................................................       468,167
                                                                                                     ------------
           RECREATIONAL PRODUCTS/TOYS
  10,900   Nintendo Co., Ltd.......................................................................     1,810,624
  57,000   Yamaha Corp.............................................................................       370,260
                                                                                                     ------------
                                                                                                        2,180,884
                                                                                                     ------------
           SEMICONDUCTORS
   4,000   Rohm Co. Ltd............................................................................     1,643,514
                                                                                                     ------------
NUMBER OF
 SHARES                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------
           SPECIALTY CHEMICALS
 110,000   Daicel Chemical Industries, Ltd.........................................................  $    306,691
  93,000   Kaneka Corp.............................................................................     1,189,112
 101,000   Mitsubishi Chemical Corp................................................................       355,703
  41,000   NIFCO Inc...............................................................................       489,337
  69,000   Shin-Etsu Polymer Co., Ltd..............................................................       405,009
                                                                                                     ------------
                                                                                                        2,745,852
                                                                                                     ------------
           SPECIALTY FOODS/CANDY
  15,000   House Foods Corp........................................................................       227,451
                                                                                                     ------------
           TELECOMMUNICATIONS
     107   Nippon Telegraph & Telephone Corp.......................................................     1,831,833
                                                                                                     ------------
           UTILITIES
  15,900   Tokyo Electric Power Co.................................................................       426,198
                                                                                                     ------------
           WHOLESALE DISTRIBUTORS
  18,000   Nissei Sangyo Co., Ltd..................................................................       248,288
                                                                                                     ------------

           TOTAL JAPAN.............................................................................    51,454,441
                                                                                                     ------------

           MALAYSIA (2.4%)
           ALCOHOLIC BEVERAGES
  75,000   Carlsberg Brewery (Malaysia) Berhad.....................................................       230,909
                                                                                                     ------------
           CASINO/GAMBLING
  97,000   Tanjong PLC.............................................................................       214,410
                                                                                                     ------------
           INTERNATIONAL BANKS
 144,000   Malayan Banking Berhad..................................................................       511,552
 533,000   Public Bank Berhad......................................................................       465,649
                                                                                                     ------------
                                                                                                          977,201
                                                                                                     ------------
           TELECOMMUNICATIONS
 102,000   Telekom Malaysia Berhad.................................................................       394,558
                                                                                                     ------------
           TOBACCO
  76,400   British American Tobacco................................................................       583,022
                                                                                                     ------------
           WHOLESALE DISTRIBUTORS
 320,000   Sime Darby Berhad.......................................................................       405,873
                                                                                                     ------------

           TOTAL MALAYSIA..........................................................................     2,805,973
                                                                                                     ------------

           NEW ZEALAND (0.4%)
           AIRLINES
  91,500   Air New Zealand Ltd. (Class B)..........................................................       134,044
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------
           TELECOMMUNICATIONS
  73,600   Telecom Corporation of New Zealand Ltd..................................................  $    346,568
                                                                                                     ------------

           TOTAL NEW ZEALAND.......................................................................       480,612
                                                                                                     ------------
           PHILIPPINES (0.4%)
           ALCOHOLIC BEVERAGES
  92,770   San Miguel Corp. (Class B)..............................................................       130,888
                                                                                                     ------------
           BROADCASTING
  98,400   ABS-CBN Broadcasting Corp.*.............................................................       121,782
                                                                                                     ------------
           TELECOMMUNICATIONS
   8,520   Philippine Long Distance Telephone Co...................................................       216,164
                                                                                                     ------------

           TOTAL PHILIPPINES.......................................................................       468,834
                                                                                                     ------------

           SINGAPORE (4.9%)
           AEROSPACE
 149,000   Singapore Technologies Engineering Ltd..................................................       230,606
                                                                                                     ------------
           AIRLINES
  56,000   Singapore Airlines Ltd..................................................................       634,913
                                                                                                     ------------
           DIVERSIFIED ELECTRONIC PRODUCTS
  66,100   Natsteel Electronics Ltd................................................................       348,938
                                                                                                     ------------
           ELECTRONIC COMPONENTS
 137,000   Gul Technologies........................................................................       151,218
  74,000   Omni Industries Ltd.....................................................................       134,061
  36,600   Venture Manufacturing Ltd...............................................................       419,352
                                                                                                     ------------
                                                                                                          704,631
                                                                                                     ------------
           INTERNATIONAL BANKS
  49,182   DBS Group Holdings Ltd..................................................................       805,440
  75,086   Overseas - Chinese Banking Corp., Ltd...................................................       689,152
  44,544   Overseas Union Bank Ltd.................................................................       260,530
  36,632   United Overseas Bank Ltd................................................................       323,030
                                                                                                     ------------
                                                                                                        2,078,152
                                                                                                     ------------
           MARINE TRANSPORTATION
  85,000   Neptune Orient Lines Ltd................................................................       113,707
  54,500   Sembcorp Logistics Ltd..................................................................       220,681
                                                                                                     ------------
                                                                                                          334,388
                                                                                                     ------------
NUMBER OF
 SHARES                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------
           NEWSPAPERS
  22,019   Singapore Press Holdings Ltd............................................................  $    476,836
                                                                                                     ------------
           REAL ESTATE
  36,400   City Developments Ltd...................................................................       212,898
  55,000   DBS Land Ltd............................................................................       108,218
                                                                                                     ------------
                                                                                                          321,116
                                                                                                     ------------
           SEMICONDUCTORS
  44,000   Chartered Semiconductor Manufacturing Ltd.*.............................................       240,192
                                                                                                     ------------
           TELECOMMUNICATIONS
 174,000   Singapore Telecommunications Ltd........................................................       359,064
                                                                                                     ------------

           TOTAL SINGAPORE.........................................................................     5,728,836
                                                                                                     ------------

           SOUTH KOREA (8.4%)
           CELLULAR TELEPHONE
   4,880   Pantech Co., Ltd........................................................................       109,542
  26,600   SK Telecom Co., Ltd. (ADR)..............................................................     1,020,775
                                                                                                     ------------
                                                                                                        1,130,317
                                                                                                     ------------
           COMPUTER COMMUNICATIONS
   2,620   Insung Information*.....................................................................        89,486
                                                                                                     ------------
           COMPUTER SOFTWARE
   7,190   Dae Duck Electronics Co.................................................................        85,445
                                                                                                     ------------
           DIVERSIFIED ELECTRONIC PRODUCTS
  14,267   Samsung Electronics Co..................................................................     3,340,688
                                                                                                     ------------
           DIVERSIFIED FINANCIAL SERVICES
   5,760   Korea Technology Banking Co.............................................................        55,775
                                                                                                     ------------
           ELECTRIC UTILITIES
  42,690   Korea Electric Power Corp. (ADR)........................................................       715,057
                                                                                                     ------------
           ELECTRONIC COMPONENTS
  14,590   Mirae Co................................................................................       113,406
   3,986   Samsung Electro-Mechanics Co............................................................       264,915
                                                                                                     ------------
                                                                                                          378,321
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------
           INDUSTRIAL SPECIALTIES
   3,300   Hankuk Glass Industry Co. Ltd...........................................................  $     62,456
                                                                                                     ------------
           INTERNATIONAL BANKS
  12,310   Hana Bank...............................................................................        95,901
  11,800   H & cb..................................................................................       373,944
  27,558   Kookmin Bank............................................................................       431,807
                                                                                                     ------------
                                                                                                          901,652
                                                                                                     ------------
           INVESTMENT BANKERS/BROKERS/SERVICES
   5,170   Dongwon Securities Co...................................................................       111,501
  21,990   Good Morning Securities Co. Ltd.........................................................       105,111
                                                                                                     ------------
                                                                                                          216,612
                                                                                                     ------------
           MOTOR VEHICLES
  53,760   Hyundai Motor Co., Ltd. (GDR) - 144A*+..................................................       581,952
                                                                                                     ------------
           PAINTS/COATINGS
   1,720   Korea Chemical Co., Ltd.................................................................       112,042
                                                                                                     ------------
           SEMICONDUCTORS
   9,439   Hyundai Electronics Industries Co.......................................................       200,246
                                                                                                     ------------
           SPECIALTY CHEMICALS
   7,610   L.G. Chemical Ltd.......................................................................       240,492
                                                                                                     ------------
           SPECIALTY FOODS/CANDY
   2,040   Cheil Jedang Corp.......................................................................       235,246
                                                                                                     ------------
           STEEL/IRON ORE
  18,000   Pohang Iron & Steel Co., Ltd. (ADR).....................................................       630,000
                                                                                                     ------------
           TELECOMMUNICATIONS
   9,280   Korea Telecom Corp. (ADR)*..............................................................       693,680
                                                                                                     ------------
           TELECOMMUNICATIONS EQUIPMENT
   6,180   Humax Co., Ltd.*........................................................................       104,451
                                                                                                     ------------
           TOTAL SOUTH KOREA.......................................................................     9,773,918
                                                                                                     ------------

           TAIWAN (7.6%)
           DIVERSIFIED COMMERCIAL SERVICES
  38,960   ASE Test Ltd.*..........................................................................       920,430
                                                                                                     ------------
NUMBER OF
 SHARES                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------

           E.D.P. PERIPHERALS
   8,832   Acer Peripherals - 144A*+...............................................................  $    365,733
                                                                                                     ------------
           ELECTRONIC COMPONENTS
  13,700   Ritek Corp. (GDR)*......................................................................       158,578
                                                                                                     ------------
           ELECTRONIC DATA PROCESSING
  47,437   Acer Inc. (GDR)*........................................................................       675,977
  56,540   Asustek Computer Inc. (GDR).............................................................       787,319
      67   Asustek Computer Inc. (GDR) - 144A*+....................................................           933
  11,800   Hon Hai Precision Industry Co., Ltd. (GDR)*.............................................       228,035
                                                                                                     ------------
                                                                                                        1,692,264
                                                                                                     ------------
           ELECTRONIC PRODUCTION EQUIPMENT
  38,314   Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)*......................................     1,724,130
                                                                                                     ------------
           MUTUAL FUNDS
     299   Taipei Fund*............................................................................     2,992,093
                                                                                                     ------------
           STEEL/IRON ORE
   6,300   China Steel Corp. (GDR).................................................................        94,343
                                                                                                     ------------
           TEXTILES
  32,600   Far East Textile Ltd. (GDR) - 144A*+....................................................       787,290
                                                                                                     ------------

           TOTAL TAIWAN............................................................................     8,734,861
                                                                                                     ------------

           THAILAND (1.4%)
           BUILDING MATERIALS
  28,566   Siam City Cement Co. PCL................................................................       153,466
                                                                                                     ------------
           CELLULAR TELEPHONE
  30,000   Advanced Info Service PCL...............................................................       504,255
                                                                                                     ------------
           ELECTRONIC COMPONENTS
  19,530   Delta Electronics, Inc..................................................................       232,698
                                                                                                     ------------
           INTERNATIONAL BANKS
 192,100   Siam Commercial Bank (Warrants due 05/10/02)*...........................................        89,408
 188,200   Thai Farmers Bank PCL...................................................................       315,335
                                                                                                     ------------
                                                                                                          404,743
                                                                                                     ------------
           MOVIES/ENTERTAINMENT
  24,000   BEC World PCL...........................................................................       159,575
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------
           REAL ESTATE
 301,800   Golden Land Property Development Company Ltd............................................  $    156,519
                                                                                                     ------------

           TOTAL THAILAND..........................................................................     1,611,256
                                                                                                     ------------

           TOTAL COMMON STOCKS AND WARRANTS
           (IDENTIFIED COST $81,085,475)...........................................................   111,464,840
                                                                                                     ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
             SHORT-TERM INVESTMENT (a) (3.7%)
             U.S. GOVERNMENT AGENCY
$    4,300   Federal Home Loan Mortgage Corp. 1.50% due 01/03/00 (AMORTIZED COST $4,299,642).......     4,299,642
                                                                                                     ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $85,385,117) (b).........................................................   99.9%    115,764,482

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.1         162,902
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 115,927,384
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 *   Non-income producing security.
 +   Resale is restricted to qualified institutional investors.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $33,093,961 and the aggregate gross unrealized depreciation is $2,714,596, resulting in net unrealized appreciation of $30,379,365.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH SUMMARY OF INVESTMENTS DECEMBER 31, 1999

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Aerospace.........................................................................  $    230,606      0.2%
Airlines..........................................................................     1,263,003      1.1
Alcoholic Beverages...............................................................       838,820      0.7
Aluminum..........................................................................       231,269      0.2
Beverages - Non-Alcoholic.........................................................       156,642      0.1
Broadcasting......................................................................       537,656      0.5
Building Materials................................................................       424,420      0.4
Building Products.................................................................       301,115      0.3
Casino/Gambling...................................................................       214,410      0.2
Cellular Telephone................................................................     2,684,991      2.3
Coal Mining.......................................................................       175,341      0.2
Computer Communications...........................................................        89,486      0.1
Computer Software.................................................................     1,884,849      1.6
Construction/Agricultural Equipment/Trucks........................................       814,378      0.7
Consumer Electronics/Appliances...................................................     4,168,108      3.6
Consumer Specialties..............................................................       548,816      0.5
Diversified Commercial Services...................................................     1,296,235      1.1
Diversified Electronic Products...................................................    13,166,962     11.4
Diversified Financial Services....................................................        55,775      0.0
Diversified Manufacturing.........................................................       496,828      0.4
E.D.P. Peripherals................................................................     1,727,779      1.5
E.D.P. Services...................................................................       600,047      0.5
Electric Utilities................................................................       770,743      0.7
Electrical Products...............................................................     1,262,735      1.1
Electronic Components.............................................................     3,123,729      2.7
Electronic Data Processing........................................................     4,427,542      3.8
Electronic Distributors...........................................................       496,967      0.4
Electronic Production Equipment...................................................     1,724,130      1.5
Finance Companies.................................................................       803,854      0.7
Food Chains.......................................................................       858,149      0.7
Generic Drugs.....................................................................       231,993      0.2
Home Building.....................................................................       925,553      0.8
Home Furnishings..................................................................       126,198      0.1
Hotels/Resorts....................................................................        98,357      0.1
Industrial Machinery/Components...................................................     5,631,266      4.9
Industrial Specialties............................................................       979,791      0.8
International Banks...............................................................     7,938,982      6.8
Investment Bankers/Brokers/Services...............................................       216,612      0.2
Major Pharmaceuticals.............................................................     1,057,548      0.9
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Marine Transportation.............................................................  $    430,064      0.4%
Meat/Poultry/Fish.................................................................       220,358      0.2
Media Conglomerates...............................................................     1,066,276      0.9
Motor Vehicles....................................................................     3,281,894      2.8
Movies/Entertainment..............................................................       159,574      0.1
Multi-Sector Companies............................................................     4,770,481      4.1
Mutual Funds......................................................................     2,992,093      2.6
Natural Gas.......................................................................       495,979      0.4
Newspapers........................................................................       476,836      0.4
Office Equipment/Supplies.........................................................     3,158,697      2.7
Oil Refining/Marketing............................................................        71,501      0.1
Other Metals/Minerals.............................................................     1,628,118      1.4
Other Pharmaceuticals.............................................................     1,710,261      1.5
Other Specialty Stores............................................................        44,649      0.0
Other Telecommunications..........................................................     2,303,491      2.0
Other Transportation..............................................................        62,537      0.1
Package Goods/Cosmetics...........................................................       407,458      0.3
Paints/Coatings...................................................................       112,042      0.1
Photographic Products.............................................................     1,131,188      1.0
Pollution Control Equipment.......................................................       444,844      0.4
Precious Metals...................................................................       220,479      0.2
Printing/Forms....................................................................       812,952      0.7
Real Estate.......................................................................     5,130,492      4.4
Recreational Products/Toys........................................................     2,180,884      1.9
Semiconductors....................................................................     2,083,952      1.8
Shoe Manufacturing................................................................        90,918      0.1
Specialty Chemicals...............................................................     3,370,046      2.9
Specialty Foods/Candy.............................................................       572,697      0.5
Steel/Iron Ore....................................................................       724,343      0.6
Telecommunications................................................................     5,446,022      4.7
Telecommunications Equipment......................................................       104,451      0.1
Textiles..........................................................................       787,290      0.7
Tobacco...........................................................................       959,260      0.8
U.S. Government Agency............................................................     4,299,642      3.7
Utilities.........................................................................       426,198      0.4
Wholesale Distributors............................................................     1,004,830      0.9
                                                                                    ------------    -----
                                                                                    $115,764,482     99.9%
                                                                                    ------------    -----
                                                                                    ------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $111,375,432     96.2%
Short-Term Investment.............................................................     4,299,642      3.7
Warrants..........................................................................        89,408      0.0
                                                                                    ------------    -----
                                                                                    $115,764,482     99.9%
                                                                                    ------------    -----
                                                                                    ------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

NUMBER OF
  SHARES                                                            VALUE
------------------------------------------------------------------------------
            COMMON STOCKS (94.2%)
            ADVERTISING (2.9%)
   70,000   DoubleClick Inc.*.................................  $   17,714,375
  230,400   Interpublic Group of Companies, Inc...............      13,291,200
   51,700   True North Communications, Inc....................       2,310,344
   11,850   Valassis Communications, Inc.*....................         500,662
  246,000   WPP Group PLC (ADR) (United Kingdom)..............      20,325,750
  100,000   Young & Rubicam, Inc..............................       7,075,000
                                                                --------------
                                                                    61,217,331
                                                                --------------
            ALCOHOLIC BEVERAGES (0.5%)
   99,000   LVMH (Louis Vuitton Moet Hennessy) (ADR)
              (France)........................................       8,835,750
                                                                --------------
            ALUMINUM (1.7%)
  244,900   Alcan Aluminium, Ltd. (Canada)....................      10,086,819
  280,000   Alcoa, Inc........................................      23,240,000
                                                                --------------
                                                                    33,326,819
                                                                --------------
            BIOTECHNOLOGY (2.2%)
  350,000   Amgen Inc.*.......................................      21,000,000
  125,000   Chiron Corp.*.....................................       5,289,062
   23,000   COR Therapeutics, Inc.*...........................         618,125
   84,000   Genentech, Inc.*..................................      11,298,000
   10,000   Genset (ADR) (France)*............................         191,250
   30,000   Human Genome Sciences, Inc.*......................       4,575,000
   20,000   MedImmune, Inc.*..................................       3,315,000
                                                                --------------
                                                                    46,286,437
                                                                --------------
            BROADCASTING (4.1%)
   26,800   AMFM, Inc.*.......................................       2,097,100
  325,000   CBS Corp.*........................................      20,779,687
  140,000   Citadel Communications Corp.*.....................       9,065,000
  290,000   Clear Channel Communications, Inc.*...............      25,882,500
   75,000   Grupo Televisa S.A. (GDR) (Mexico)*...............       5,118,750
   64,200   Hispanic Broadcasting Corp.*......................       5,906,400
   68,600   Univision Communications, Inc. (Class A)*.........       7,010,062
  185,000   USA Networks, Inc.*...............................      10,209,687
                                                                --------------
                                                                    86,069,186
                                                                --------------
NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
            BUILDING MATERIALS/D I Y CHAINS (1.0%)
  307,500   Home Depot, Inc. (The)............................  $   21,082,969
                                                                --------------
            CABLE TELEVISION (3.8%)
  255,800   AT&T Corp. - Liberty Media Group (Class A)*.......      14,516,650
  375,000   Comcast Corp. (Class A Special)*..................      18,937,500
  350,000   Cox Communications, Inc. (Class A)*...............      18,025,000
  217,000   EchoStar Communications Corp. (Class A)*..........      21,103,250
   40,400   United Pan-Europe Communications NV (ADR)
              (Netherlands)*..................................       5,130,800
                                                                --------------
                                                                    77,713,200
                                                                --------------
            CASINO/GAMBLING (0.1%)
  100,000   Mirage Resorts, Inc.*.............................       1,531,250
                                                                --------------
            CATALOG/SPECIALTY DISTRIBUTION (0.2%)
   53,500   eToys, Inc.*......................................       1,404,375
   18,500   ShopNow.com Inc.*.................................         349,187
  123,500   Webvan Group Inc.*................................       1,999,156
                                                                --------------
                                                                     3,752,718
                                                                --------------
            CELLULAR TELEPHONE (2.6%)
  180,000   Nextel Communications, Inc. (Class A)*............      18,551,250
  115,000   Sprint Corp. (PCS Group)*.........................      11,787,500
  200,000   Vodafone AirTouch PLC (ADR) (United Kingdom)......       9,900,000
   85,000   Voicestream Wireless Corp.*.......................      12,059,375
   34,000   Western Wireless Corp. (Class A)*.................       2,265,250
                                                                --------------
                                                                    54,563,375
                                                                --------------
            CLOTHING/SHOE/ACCESSORY STORES (0.7%)
  100,000   Ann Taylor Stores Corp.*..........................       3,443,750
  240,000   Gap, Inc. (The)...................................      11,040,000
                                                                --------------
                                                                    14,483,750
                                                                --------------
            COMPUTER COMMUNICATIONS (2.7%)
  120,000   Applied Micro Circuits Corp.*.....................      15,240,000
    6,600   CacheFlow Inc.*...................................         862,537
  196,000   Cisco Systems, Inc.*..............................      20,984,250
   40,000   Emulex Corp.*.....................................       4,517,500
   34,000   Extreme Networks, Inc.*...........................       2,839,000
   14,300   Finisar Corp.*....................................       1,274,487

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
   34,000   Juniper Networks, Inc.*...........................  $   11,534,500
                                                                --------------
                                                                    57,252,274
                                                                --------------
            COMPUTER SOFTWARE (7.3%)
   51,700   Check Point Software Technologies Ltd.
              (Israel)*.......................................      10,268,912
   50,000   Citrix Systems, Inc.*.............................       6,146,875
   82,000   Computer Associates International, Inc............       5,734,875
   31,600   E.piphany, Inc.*..................................       7,031,000
   95,900   Great Plains Software, Inc.*......................       7,168,525
  145,000   Intuit Inc.*......................................       8,681,875
  107,000   Macromedia, Inc.*.................................       7,824,375
   58,000   Mercury Interactive Corp.*........................       6,260,375
    5,000   Micromuse Inc.*...................................         850,000
   80,000   Microsoft Corp.*..................................       9,335,000
  570,000   Oracle Corp.*.....................................      63,840,000
  200,000   Parametric Technology Corp.*......................       5,400,000
   10,000   Red Hat, Inc.*....................................       2,110,625
   85,000   Sapient Corp.*....................................      11,974,375
                                                                --------------
                                                                   152,626,812
                                                                --------------
            CONSUMER ELECTRONICS/APPLIANCES (0.5%)
   33,200   Sony Corp. (ADR) (Japan)..........................       9,453,700
                                                                --------------
            CONTRACT DRILLING (0.7%)
  364,340   Rowan Companies, Inc.*............................       7,901,624
  195,000   Transocean Sedco Forex Inc........................       6,569,062
                                                                --------------
                                                                    14,470,686
                                                                --------------
            DISCOUNT CHAINS (3.4%)
  135,000   Costco Wholesale Corp.*...........................      12,310,312
  250,000   Dayton Hudson Corp................................      18,359,375
  580,000   Wal-Mart Stores, Inc..............................      40,092,500
                                                                --------------
                                                                    70,762,187
                                                                --------------
            DIVERSIFIED COMMERCIAL SERVICES (0.8%)
  131,500   CheckFree Holdings Corp.*.........................      13,741,750
    6,000   Freemarkets, Inc.*................................       2,047,875
   13,000   Wireless Facilities, Inc.*........................         565,500
                                                                --------------
                                                                    16,355,125
                                                                --------------
            DIVERSIFIED ELECTRONIC PRODUCTS (1.2%)
   40,000   Gemstar International Group Ltd.*.................       2,845,000
  100,000   JDS Uniphase Corp.*...............................      16,125,000
   45,000   Koninklijke (Royal) Philips Electronics NV
              (Netherlands)...................................       6,075,000
                                                                --------------
                                                                    25,045,000
                                                                --------------
NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
            DIVERSIFIED FINANCIAL SERVICES (2.9%)
  110,000   American Express Co...............................  $   18,287,500
  748,000   Citigroup, Inc....................................      41,560,750
                                                                --------------
                                                                    59,848,250
                                                                --------------
            DIVERSIFIED MANUFACTURING (0.4%)
   79,000   Minnesota Mining & Manufacturing Co...............       7,732,125
                                                                --------------
            E.D.P. PERIPHERALS (0.1%)
   10,600   QLogic Corp.*.....................................       1,694,675
                                                                --------------
            E.D.P. SERVICES (1.1%)
   77,000   Automatic Data Processing, Inc....................       4,148,375
  119,000   BEA Systems, Inc.*................................       8,330,000
   20,000   Razorfish, Inc.*..................................       1,900,000
  160,000   Whittman-Hart, Inc.*..............................       8,580,000
                                                                --------------
                                                                    22,958,375
                                                                --------------
            ELECTRONIC COMPONENTS (0.3%)
   45,300   E-Tek Dynamics, Inc.*.............................       6,081,525
                                                                --------------
            ELECTRONIC DATA PROCESSING (2.0%)
   79,500   Apple Computer, Inc.*.............................       8,168,625
  445,000   Sun Microsystems, Inc.*...........................      34,431,875
                                                                --------------
                                                                    42,600,500
                                                                --------------
            ELECTRONIC PRODUCTION EQUIPMENT (2.2%)
  132,400   Applied Materials, Inc.*..........................      16,765,150
  159,100   ASM Lithography Holding NV (Netherlands)*.........      17,958,413
   35,000   KLA-Tencor Corp.*.................................       3,895,937
   15,950   Rudolph Technologies, Inc.*.......................         526,350
  153,370   Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)
              (Taiwan)........................................       6,901,650
                                                                --------------
                                                                    46,047,500
                                                                --------------
            FLUID CONTROLS (0.2%)
   94,300   Parker-Hannifin Corp..............................       4,838,769
                                                                --------------
            FOREST PRODUCTS (0.3%)
   90,100   Weyerhaeuser Co...................................       6,470,306
                                                                --------------
            GENERIC DRUGS (0.0%)
    5,000   Watson Pharmaceuticals, Inc.*.....................         179,062
                                                                --------------
            INTEGRATED OIL COMPANIES (0.1%)
   21,300   Kerr-McGee Corp...................................       1,320,600
                                                                --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
            INTERNATIONAL BANKS (0.8%)
  150,000   Asahi Bank, Ltd. (ADR) (Japan)....................  $    9,243,750
  111,990   Sakura Bank, Ltd. (ADR) (Japan)...................       6,488,421
                                                                --------------
                                                                    15,732,171
                                                                --------------
            INTERNET SERVICES (11.1%)
   24,300   Agency.com, Inc.*.................................       1,248,412
   17,000   Akamai Technologies, Inc.*........................       5,569,625
   31,000   Allaire Corp.*....................................       4,535,687
  172,000   America Online, Inc.*.............................      12,975,250
   62,000   AppNet, Inc.*.....................................       2,708,625
   30,000   Art Technology Group, Inc.*.......................       3,901,875
  125,938   BroadVision, Inc.*................................      21,417,331
   11,600   C-Bridge Internet Solutions, Inc.*................         574,200
   84,100   Calico Commerce, Inc.*............................       4,446,787
   40,000   Inktomi Corp.*....................................       3,545,000
   42,000   Kana Communications, Inc.*........................       8,581,125
  152,300   Lycos, Inc.*......................................      12,117,369
   99,000   NBC Internet, Inc. (Class A)*.....................       7,647,750
   20,000   OnDisplay, Inc.*..................................       1,810,000
   47,000   Portal Software, Inc.*............................       4,817,500
   50,000   RealNetworks, Inc.*...............................       6,015,625
   50,000   Scient Corp.*.....................................       4,287,500
  210,000   USWeb Corp.*......................................       9,331,875
  230,000   VeriSign, Inc.*...................................      43,958,750
  147,200   Vignette Corp.*...................................      23,984,400
  108,000   Yahoo! Inc.*......................................      46,730,250
                                                                --------------
                                                                   230,204,936
                                                                --------------
            INVESTMENT BANKERS/BROKERS/SERVICES (3.8%)
  440,000   Donaldson, Lufkin & Jenrette, Inc.................      21,285,000
  279,000   Goldman Sachs Group, Inc. (The)...................      26,278,312
   35,000   Legg Mason, Inc...................................       1,268,750
  214,200   Lehman Brothers Holdings, Inc.....................      18,140,063
  146,000   Merrill Lynch & Co., Inc..........................      12,191,000
                                                                --------------
                                                                    79,163,125
                                                                --------------
            LIFE INSURANCE (0.1%)
   70,000   ReliaStar Financial Corp..........................       2,743,125
                                                                --------------
            MAJOR BANKS (1.4%)
   20,000   Bank of New York Co., Inc.........................         800,000
  190,000   Chase Manhattan Corp. (The).......................      14,760,625
NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
   10,000   First Union Corp..................................  $      328,125
  321,900   Wells Fargo & Co..................................      13,016,831
                                                                --------------
                                                                    28,905,581
                                                                --------------
            MAJOR PHARMACEUTICALS (1.3%)
   85,000   Johnson & Johnson.................................       7,915,625
   25,000   Merck & Co., Inc..................................       1,676,563
    5,000   Pharmacia & Upjohn, Inc...........................         225,000
    6,000   Schering-Plough Corp..............................         253,125
  215,000   Warner-Lambert Co.................................      17,616,563
                                                                --------------
                                                                    27,686,876
                                                                --------------
            MAJOR U.S. TELECOMMUNICATIONS (0.7%)
  270,000   MCI WorldCom, Inc.*...............................      14,310,000
                                                                --------------
            MARINE TRANSPORTATION (0.1%)
   80,400   Tidewater, Inc....................................       2,894,400
                                                                --------------
            MEAT/POULTRY/FISH (0.0%)
   15,000   ConAgra, Inc......................................         338,438
                                                                --------------
            MEDIA CONGLOMERATES (0.7%)
  115,300   Fox Entertainment Group, Inc. (Series A)*.........       2,875,294
  145,465   News Corporation Ltd. (The) (ADR) (Australia).....       5,564,036
   10,000   Viacom, Inc. (Class A)*...........................         604,375
  108,600   Viacom, Inc. (Class B)*...........................       6,563,513
                                                                --------------
                                                                    15,607,218
                                                                --------------
            MEDICAL EQUIPMENT & SUPPLIES (0.0%)
   16,514   Medtronic, Inc....................................         601,729
                                                                --------------
            MEDICAL SPECIALTIES (0.2%)
   75,000   Cytyc Corp.*......................................       4,584,375
                                                                --------------
            MEDICAL/DENTAL DISTRIBUTORS (0.0%)
   11,250   Cardinal Health, Inc..............................         538,594
                                                                --------------
            METALS FABRICATIONS (0.0%)
    8,000   Coflexip, S.A. (ADR) (France).....................         300,000
                                                                --------------
            MID-SIZED BANKS (0.8%)
  304,600   Northern Trust Corp...............................      16,258,025
                                                                --------------
            MILITARY/GOV'T/TECHNICAL (1.1%)
  230,000   General Motors Corp. (Class H)*...................      22,080,000
                                                                --------------
            MOVIES/ENTERTAINMENT (0.3%)
   70,000   Westwood One, Inc.*...............................       5,320,000
                                                                --------------
            MULTI-LINE INSURANCE (1.0%)
  197,000   American International Group, Inc.................      21,300,625
                                                                --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
            MULTI-SECTOR COMPANIES (1.7%)
  233,000   General Electric Co...............................  $   36,056,750
                                                                --------------
            NEWSPAPERS (1.0%)
   54,505   Knight-Ridder, Inc................................       3,243,048
  130,000   New York Times Co. (The) (Class A)................       6,386,250
  200,000   Tribune Co........................................      11,012,500
                                                                --------------
                                                                    20,641,798
                                                                --------------
            OFFICE EQUIPMENT/SUPPLIES (0.2%)
   43,100   Avery Dennison Corp...............................       3,140,913
                                                                --------------
            OIL & GAS PRODUCTION (0.4%)
   70,000   Devon Energy Corp.................................       2,301,250
  225,000   EOG Resources, Inc................................       3,951,563
  145,000   Union Pacific Resources Group, Inc................       1,848,750
                                                                --------------
                                                                     8,101,563
                                                                --------------
            OIL/GAS TRANSMISSION (0.6%)
  300,000   Enron Corp........................................      13,312,500
                                                                --------------
            OILFIELD SERVICES/EQUIPMENT (0.7%)
  130,000   BJ Services Co.*..................................       5,435,625
  100,000   Cooper Cameron Corp.*.............................       4,893,750
   79,320   Smith International, Inc.*........................       3,941,213
                                                                --------------
                                                                    14,270,588
                                                                --------------
            OTHER CONSUMER SERVICES (1.1%)
  275,000   Preview Travel, lnc.*.............................      14,334,375
  245,000   Ticketmaster Online-CitySearch, Inc.
              (Series B)*.....................................       9,417,188
                                                                --------------
                                                                    23,751,563
                                                                --------------
            OTHER METALS/MINERALS (0.2%)
  194,220   Inco Ltd. (Canada)*...............................       4,564,170
                                                                --------------
            OTHER PHARMACEUTICALS (1.0%)
  100,000   Biovail Corporation International (Canada)*.......       9,375,000
   12,000   Elan Corp. PLC (ADR) (Ireland)*...................         354,000
   65,000   Forest Laboratories, Inc.*........................       3,993,438
  100,000   Teva Pharmaceutical Industries Ltd. (ADR)
              (Israel)........................................       7,150,000
                                                                --------------
                                                                    20,872,438
                                                                --------------
NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
            OTHER SPECIALTY STORES (0.6%)
  113,000   Tiffany & Co......................................  $   10,085,250
   58,200   Zale Corp.*.......................................       2,815,425
                                                                --------------
                                                                    12,900,675
                                                                --------------
            OTHER TELECOMMUNICATIONS (4.6%)
   26,700   COLT Telecom Group PLC (ADR) (United Kingdom)*....       5,443,463
   70,000   Japan Telecom Co., Ltd. (ADR) (Japan)*............       5,617,500
   70,000   Mannesmann AG (ADR) (Germany).....................      16,940,000
  150,000   McLeodUSA, Inc. (Class A)*........................       8,812,500
  260,000   Nippon Telegraph & Telephone Corp. (ADR)
              (Japan).........................................      22,392,500
   50,000   NTL Inc.*.........................................       6,225,000
   70,000   PanAmSat Corp.*...................................       4,134,375
  100,000   RCN Corp.*........................................       4,843,750
  170,000   Sonera Corp. (ADR) (Finland)*.....................      11,772,500
   90,000   Telefonos de Mexico S.A. (Series L) (ADR)
              (Mexico)........................................      10,125,000
                                                                --------------
                                                                    96,306,588
                                                                --------------
            PACKAGE GOODS/COSMETICS (1.3%)
  238,600   Colgate-Palmolive Co..............................      15,509,000
  110,000   Procter & Gamble Co...............................      12,051,875
                                                                --------------
                                                                    27,560,875
                                                                --------------
            PACKAGED FOODS (0.0%)
   15,000   Aurora Foods, Inc.*...............................         139,688
                                                                --------------
            PAPER (0.6%)
   47,030   Champion International Corp.......................       2,912,921
  160,000   International Paper Co............................       9,030,000
                                                                --------------
                                                                    11,942,921
                                                                --------------
            PRECISION INSTRUMENTS (0.2%)
   40,000   PE Corporation-PE Biosystems Group................       4,812,500
                                                                --------------
            SEMICONDUCTORS (2.3%)
   80,000   Broadcom Corp. (Class A)*.........................      21,785,000
  250,000   Conexant Systems, Inc.*...........................      16,515,625
   10,000   Intel Corp........................................         822,500

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                             VALUE
------------------------------------------------------------------------------
   30,000   SDL, Inc.*........................................  $    6,540,000
   16,000   TriQuint Semiconductor, Inc.......................       1,777,000
                                                                --------------
                                                                    47,440,125
                                                                --------------
            SERVICES TO THE HEALTH INDUSTRY (0.0%)
   10,000   MedQuist Inc.*....................................         256,250
                                                                --------------
            TELECOMMUNICATIONS EQUIPMENT (8.3%)
   81,752   Alcatel (ADR) (France)............................       3,678,840
   40,000   CIENA Corp.*......................................       2,300,000
  201,500   Comverse Technology, Inc.*........................      29,154,531
  150,000   Corning Inc.......................................      19,340,625
  381,024   Ericsson (L.M.) Telefonaktiebolaqet (ADR)
              (Sweden)........................................      25,004,700
  115,000   General Instrument Corp.*.........................       9,775,000
  152,100   Motorola, Inc.....................................      22,396,725
   12,300   Next Level Communications, Inc.*..................         921,731
  120,000   Nokia Corp. (ADR) (Finland).......................      22,800,000
  106,800   Nortel Networks Corp. (Canada)....................      10,786,800
  198,800   RF Micro Devices, Inc.*...........................      13,568,100
  160,900   Scientific-Atlanta, Inc...........................       8,950,063
   14,000   Sycamore Networks, Inc.*..........................       4,250,750
                                                                --------------
                                                                   172,927,865
                                                                --------------
            TOBACCO (0.0%)
    5,000   Philip Morris Companies, Inc......................         115,938
                                                                --------------

            TOTAL COMMON STOCKS
            (IDENTIFIED COST $1,305,761,518)..................   1,962,285,182
                                                                --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
            SHORT-TERM INVESTMENTS (5.8%)
            U.S. GOVERNMENT AGENCY (a) (5.8%)
 $121,200   Federal Home Loan Mortgage Corp. 1.50% due
              01/03/00 (AMORTIZED COST $121,189,900)..........     121,189,900
                                                                --------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                                           VALUE
------------------------------------------------------------------------------

            REPURCHASE AGREEMENT (0.0%)
 $    160   The Bank of New York 1.50% due 01/03/00 (dated
              12/31/99; proceeds $160,119) (b) (IDENTIFIED
              COST $160,099)..................................  $      160,099
                                                                --------------

            TOTAL SHORT-TERM INVESTMENTS
            (IDENTIFIED COST $121,349,999)....................     121,349,999
                                                                --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,427,111,517) (c).................  100.0%    2,083,635,181

LIABILITIES IN EXCESS OF OTHER ASSETS................    0.0          (563,796)
                                                       -----   ---------------

NET ASSETS...........................................  100.0%  $ 2,083,071,385
                                                       -----   ---------------
                                                       -----   ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $112,298 U.S. Treasury Bond 11.25% due 02/15/15 valued at $163,429.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $673,009,775 and the aggregate gross unrealized depreciation is $16,486,111, resulting in net unrealized appreciation of $656,523,664.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
             COMMON STOCKS (95.9%)
             ACCIDENT & HEALTH INSURANCE (0.2%)
      3,854  AFLAC, Inc...........................................................................  $    181,861
      1,905  Torchmark Corp.......................................................................        55,364
      3,476  UNUMProvident Corp...................................................................       111,449
                                                                                                    ------------
                                                                                                         348,674
                                                                                                    ------------
             ADVERTISING (0.3%)
      4,064  Interpublic Group of Companies, Inc..................................................       234,442
      2,570  Omnicom Group, Inc...................................................................       257,000
                                                                                                    ------------
                                                                                                         491,442
                                                                                                    ------------
             AEROSPACE (0.7%)
     13,533  Boeing Co............................................................................       562,465
      1,595  Goodrich (B.F.) Co. (The)............................................................        43,862
      5,734  Lockheed Martin Corp.................................................................       125,432
      1,006  Northrop Grumman Corp................................................................        54,387
      6,933  United Technologies Corp.............................................................       450,645
                                                                                                    ------------
                                                                                                       1,236,791
                                                                                                    ------------
             AIR FREIGHT/DELIVERY SERVICES (0.1%)
      4,324  FDX Corp.*...........................................................................       177,014
                                                                                                    ------------
             AIRLINES (0.2%)
      2,144  AMR Corp.*...........................................................................       143,648
      1,923  Delta Air Lines, Inc.................................................................        95,789
      7,305  Southwest Airlines Co................................................................       118,250
      1,035  US Airways Group Inc.*...............................................................        33,185
                                                                                                    ------------
                                                                                                         390,872
                                                                                                    ------------
             ALCOHOLIC BEVERAGES (0.3%)
      6,738  Anheuser-Busch Companies, Inc........................................................       477,556
        992  Brown-Forman Corp. (Class B).........................................................        56,792
        534  Coors (Adolph) Co. (Class B).........................................................        28,035
                                                                                                    ------------
                                                                                                         562,383
                                                                                                    ------------
             ALUMINUM (0.4%)
      3,174  Alcan Aluminium, Ltd. (Canada).......................................................       130,729
      5,306  Alcoa, Inc...........................................................................       440,398
        916  Reynolds Metals Co...................................................................        70,188
                                                                                                    ------------
                                                                                                         641,315
                                                                                                    ------------
             APPAREL (0.1%)
        856  Liz Claiborne, Inc...................................................................        32,207
        479  Russell Corp.........................................................................         8,023
      1,711  VF Corp..............................................................................        51,330
                                                                                                    ------------
                                                                                                          91,560
                                                                                                    ------------
 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
             AUTO PARTS: O.E.M. (0.2%)
      2,382  Dana Corp............................................................................  $     71,311
      8,182  Delphi Automotive Systems Corp.......................................................       128,866
      1,066  Eaton Corp...........................................................................        77,418
      1,236  Johnson Controls, Inc................................................................        70,297
      1,761  TRW Inc..............................................................................        91,462
                                                                                                    ------------
                                                                                                         439,354
                                                                                                    ------------
             AUTOMOTIVE AFTERMARKET (0.1%)
      1,098  Cooper Tire & Rubber Co..............................................................        17,088
      2,575  Genuine Parts Co.....................................................................        63,892
      2,264  Goodyear Tire & Rubber Co............................................................        63,816
                                                                                                    ------------
                                                                                                         144,796
                                                                                                    ------------
             BEVERAGES - NON-ALCOHOLIC (1.6%)
     35,769  Coca-Cola Co.........................................................................     2,083,544
      6,161  Coca-Cola Enterprises Inc............................................................       123,990
     21,080  PepsiCo, Inc.........................................................................       743,070
                                                                                                    ------------
                                                                                                       2,950,604
                                                                                                    ------------
             BIOTECHNOLOGY (0.5%)
     14,793  Amgen Inc.*..........................................................................       887,580
                                                                                                    ------------
             BOOKS/MAGAZINES (0.0%)
      1,030  Harcourt General, Inc................................................................        41,457
        748  Meredith Corp........................................................................        31,182
                                                                                                    ------------
                                                                                                          72,639
                                                                                                    ------------
             BROADCASTING (0.6%)
     11,040  CBS Corp.*...........................................................................       705,870
      4,902  Clear Channel Communications, Inc.*..................................................       437,503
                                                                                                    ------------
                                                                                                       1,143,373
                                                                                                    ------------
             BUILDING MATERIALS (0.0%)
        794  Owens Corning........................................................................        15,334
      1,449  Vulcan Materials Co..................................................................        57,869
                                                                                                    ------------
                                                                                                          73,203
                                                                                                    ------------
             BUILDING MATERIALS/D I Y CHAINS (1.4%)
     33,341  Home Depot, Inc. (The)...............................................................     2,285,908
      5,534  Lowe's Companies, Inc................................................................       330,656
                                                                                                    ------------
                                                                                                       2,616,564
                                                                                                    ------------
             BUILDING PRODUCTS (0.1%)
        580  Armstrong World Industries, Inc......................................................        19,357
      6,473  Masco Corp...........................................................................       164,252
                                                                                                    ------------
                                                                                                         183,609
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
             CABLE TELEVISION (0.7%)
     10,885  Comcast Corp. (Class A Special)*.....................................................  $    549,692
      8,862  MediaOne Group, Inc.*................................................................       680,712
                                                                                                    ------------
                                                                                                       1,230,404
                                                                                                    ------------
             CASINO/GAMBLING (0.1%)
      1,862  Harrah's Entertainment, Inc.*........................................................        49,227
      2,798  Mirage Resorts, Inc.*................................................................        42,844
                                                                                                    ------------
                                                                                                          92,071
                                                                                                    ------------
             CELLULAR TELEPHONE (0.6%)
      5,263  Nextel Communications, Inc. (Class A)*...............................................       542,418
      6,241  Sprint Corp. (PCS Group)*............................................................       639,702
                                                                                                    ------------
                                                                                                       1,182,120
                                                                                                    ------------
             CLOTHING/SHOE/ACCESSORY STORES (0.5%)
     12,399  Gap, Inc. (The)......................................................................       570,354
      3,109  Limited (The), Inc...................................................................       134,659
      2,006  Nordstrom, Inc.......................................................................        52,532
      4,490  TJX Companies, Inc...................................................................        91,764
                                                                                                    ------------
                                                                                                         849,309
                                                                                                    ------------
             COMPUTER COMMUNICATIONS (2.9%)
      4,996  3Com Corp.*..........................................................................       234,500
      1,479  Adaptec, Inc.*.......................................................................        73,673
      2,615  Cabletron Systems, Inc.*.............................................................        67,990
     47,368  Cisco Systems, Inc.*.................................................................     5,071,336
                                                                                                    ------------
                                                                                                       5,447,499
                                                                                                    ------------
             COMPUTER SOFTWARE (6.8%)
      1,741  Adobe Systems, Inc...................................................................       117,082
        883  Autodesk, Inc........................................................................        29,746
      3,510  BMC Software, Inc.*..................................................................       280,361
      1,298  Citrix Systems, Inc.*................................................................       159,573
      7,806  Computer Associates International, Inc...............................................       545,932
      5,182  Compuware Corp.*.....................................................................       192,706
     74,724  Microsoft Corp.*.....................................................................     8,719,357
      4,823  Novell, Inc.*........................................................................       192,317
     20,617  Oracle Corp.*........................................................................     2,309,104
      3,899  Parametric Technology Corp.*.........................................................       105,273
      3,557  PeopleSoft, Inc.*....................................................................        75,586
                                                                                                    ------------
                                                                                                      12,727,037
                                                                                                    ------------
             COMPUTER/VIDEO CHAINS (0.2%)
      2,973  Best Buy Co., Inc.*..................................................................       149,207
      2,945  Circuit City Stores, Inc.-Circuit City Group.........................................       132,709
      2,799  Tandy Corp...........................................................................       137,676
                                                                                                    ------------
                                                                                                         419,592
                                                                                                    ------------
 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
             CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (0.3%)
      5,149  Caterpillar, Inc.....................................................................  $    242,325
        600  Cummins Engine Co., Inc..............................................................        28,987
      3,384  Deere & Co...........................................................................       146,781
        118  NACCO Industries, Inc. (Class A).....................................................         6,556
        921  Navistar International Corp.*........................................................        43,632
      1,134  PACCAR, Inc..........................................................................        50,179
                                                                                                    ------------
                                                                                                         518,460
                                                                                                    ------------
             CONSUMER ELECTRONICS/APPLIANCES (0.1%)
      1,223  Maytag Corp..........................................................................        58,704
      1,078  Whirlpool Corp.......................................................................        70,137
                                                                                                    ------------
                                                                                                         128,841
                                                                                                    ------------
             CONSUMER SPECIALTIES (0.0%)
        483  Jostens, Inc.........................................................................        11,743
                                                                                                    ------------
             CONSUMER SUNDRIES (0.0%)
        934  American Greetings Corp. (Class A)...................................................        22,066
                                                                                                    ------------
             CONTAINERS/PACKAGING (0.2%)
        438  Ball Corp............................................................................        17,246
        758  Bemis Company, Inc...................................................................        26,435
      1,765  Crown Cork & Seal Co., Inc...........................................................        39,492
      2,174  Owens-Illinois, Inc.*................................................................        54,486
      2,481  Pactiv Corp..........................................................................        26,361
      1,209  Sealed Air Corp.*....................................................................        62,641
        809  Temple-Inland, Inc...................................................................        53,343
                                                                                                    ------------
                                                                                                         280,004
                                                                                                    ------------
             CONTRACT DRILLING (0.0%)
        717  Helmerich & Payne, Inc...............................................................        15,640
      1,206  Rowan Companies, Inc.*...............................................................        26,155
                                                                                                    ------------
                                                                                                          41,795
                                                                                                    ------------
             DEPARTMENT STORES (0.4%)
      1,555  Dillard's, Inc. (Class A)............................................................        31,392
      3,040  Federated Department Stores, Inc.*...................................................       153,710
      2,360  Kohl's Corp.*........................................................................       170,362
      4,839  May Department Stores Co.............................................................       156,058
      3,768  Penney (J.C.) Co., Inc...............................................................        75,124
      5,473  Sears, Roebuck & Co..................................................................       166,584
                                                                                                    ------------
                                                                                                         753,230
                                                                                                    ------------
             DISCOUNT CHAINS (2.9%)
      1,603  Consolidated Stores Corp.*...........................................................        26,049
      3,212  Costco Wholesale Corp.*..............................................................       292,894
      6,381  Dayton Hudson Corp...................................................................       468,605

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
      3,852  Dollar General Corp..................................................................  $     87,633
      7,149  Kmart Corp.*.........................................................................        71,937
     64,444  Wal-Mart Stores, Inc.................................................................     4,454,691
                                                                                                    ------------
                                                                                                       5,401,809
                                                                                                    ------------
             DIVERSIFIED COMMERCIAL SERVICES (0.1%)
      3,571  Paychex, Inc.........................................................................       142,617
                                                                                                    ------------
             DIVERSIFIED ELECTRONIC PRODUCTS (0.1%)
      2,755  Rockwell International Corp..........................................................       131,896
                                                                                                    ------------
             DIVERSIFIED FINANCIAL SERVICES (2.0%)
      6,483  American Express Co..................................................................     1,077,799
     48,826  Citigroup, Inc.......................................................................     2,712,895
                                                                                                    ------------
                                                                                                       3,790,694
                                                                                                    ------------
             DIVERSIFIED MANUFACTURING (1.4%)
      1,364  Cooper Industries, Inc...............................................................        55,157
      2,061  Danaher Corp.........................................................................        99,443
      2,949  Dover Corp...........................................................................       133,811
     11,464  Honeywell International Inc..........................................................       661,329
      1,273  ITT Industries, Inc..................................................................        42,566
      5,812  Minnesota Mining & Manufacturing Co..................................................       568,849
      2,291  Thermo Electron Corp.*...............................................................        34,365
     24,455  Tyco International Ltd. (Bermuda)....................................................       950,688
                                                                                                    ------------
                                                                                                       2,546,208
                                                                                                    ------------
             DRUGSTORE CHAINS (0.4%)
      5,675  CVS Corp.............................................................................       226,645
        569  Longs Drug Stores Corp...............................................................        14,687
      3,750  Rite Aid Corp........................................................................        41,953
     14,532  Walgreen Co..........................................................................       425,061
                                                                                                    ------------
                                                                                                         708,346
                                                                                                    ------------
             E.D.P. PERIPHERALS (1.1%)
     14,735  EMC Corp.*...........................................................................     1,609,799
      1,850  Lexmark International Group, Inc. (Class A)*.........................................       167,425
      2,162  Network Appliance, Inc.*.............................................................       179,446
      3,051  Seagate Technology, Inc.*............................................................       142,062
                                                                                                    ------------
                                                                                                       2,098,732
                                                                                                    ------------
             E.D.P. SERVICES (0.8%)
      9,052  Automatic Data Processing, Inc.......................................................       487,676
      2,095  Ceridian Corp.*......................................................................        45,173
      2,411  Computer Sciences Corp.*.............................................................       228,141
      6,818  Electronic Data Systems Corp.........................................................       456,380
 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
      6,069  First Data Corp......................................................................  $    299,278
                                                                                                    ------------
                                                                                                       1,516,648
                                                                                                    ------------
             ELECTRIC UTILITIES (1.5%)
      2,989  AES Corp. (The)*.....................................................................       223,428
      1,987  Ameren Corp..........................................................................        65,074
      2,811  American Electric Power Co...........................................................        90,303
      2,311  Carolina Power & Light Co............................................................        70,341
      3,079  Central & South West Corp............................................................        61,580
      2,301  Cinergy Corp.........................................................................        55,512
      1,677  CMS Energy Corp......................................................................        52,301
      3,201  Consolidated Edison, Inc.............................................................       110,434
      2,166  Constellation Energy Group, Inc......................................................        62,814
      2,763  Dominion Resources, Inc..............................................................       108,448
      2,100  DTE Energy Co........................................................................        65,887
      5,296  Duke Energy Corp.....................................................................       265,462
      5,028  Edison International.................................................................       131,671
      3,574  Entergy Corp.........................................................................        92,030
      3,374  FirstEnergy Corp.....................................................................        76,548
      1,422  Florida Progress Corp................................................................        60,168
      2,596  FPL Group, Inc.......................................................................       111,141
      1,719  GPU, Inc.............................................................................        51,463
      1,673  New Century Energies, Inc............................................................        50,817
      2,712  Niagara Mohawk Holdings Inc..........................................................        37,798
      2,242  Northern States Power Co.............................................................        43,719
      2,690  PECO Energy Co.......................................................................        93,477
      5,561  PG & E Corp..........................................................................       114,000
      1,227  Pinnacle West Capital Corp...........................................................        37,500
      2,161  PP&L Resources, Inc..................................................................        49,433
      3,165  Public Service Enterprise Group, Inc.................................................       110,182
      4,282  Reliant Energy, Inc..................................................................        97,951
      9,747  Southern Co..........................................................................       229,054
      4,003  Texas Utilities Co...................................................................       142,357
      3,150  Unicom Corp..........................................................................       105,525
                                                                                                    ------------
                                                                                                       2,866,418
                                                                                                    ------------
             ELECTRICAL PRODUCTS (0.3%)
      6,292  Emerson Electric Co..................................................................       361,003
      2,270  Molex Inc............................................................................       128,539
        837  Thomas & Betts Corp..................................................................        26,679
                                                                                                    ------------
                                                                                                         516,221
                                                                                                    ------------
             ELECTRONIC COMPONENTS (0.2%)
      1,188  Andrew Corp.*........................................................................        22,423
      4,242  Solectron Corp.*.....................................................................       403,520
                                                                                                    ------------
                                                                                                         425,943
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
             ELECTRONIC DATA PROCESSING (5.1%)
      2,330  Apple Computer, Inc.*................................................................  $    239,407
     24,618  Compaq Computer Corp.................................................................       666,225
     36,795  Dell Computer Corp.*.................................................................     1,874,245
      4,584  Gateway, Inc.........................................................................       330,334
     14,756  Hewlett-Packard Co...................................................................     1,681,262
     26,104  International Business Machines Corp.................................................     2,819,232
      2,662  Silicon Graphics, Inc.*..............................................................        26,121
     22,621  Sun Microsystems, Inc.*..............................................................     1,750,300
      4,488  Unisys Corp.*........................................................................       143,335
                                                                                                    ------------
                                                                                                       9,530,461
                                                                                                    ------------
             ELECTRONIC PRODUCTION EQUIPMENT (0.5%)
      5,480  Applied Materials, Inc.*.............................................................       693,905
      1,303  KLA-Tencor Corp.*....................................................................       145,040
      2,476  Teradyne, Inc.*......................................................................       163,416
                                                                                                    ------------
                                                                                                       1,002,361
                                                                                                    ------------
             ENGINEERING & CONSTRUCTION (0.0%)
      1,100  Fluor Corp...........................................................................        50,462
        590  Foster Wheeler Corp..................................................................         5,236
                                                                                                    ------------
                                                                                                          55,698
                                                                                                    ------------
             ENVIRONMENTAL SERVICES (0.1%)
      8,973  Waste Management, Inc................................................................       154,223
                                                                                                    ------------
             FARMING/SEEDS/MILLING (0.1%)
      8,810  Archer-Daniels-Midland Co............................................................       107,372
                                                                                                    ------------
             FINANCE COMPANIES (1.4%)
     10,546  Associates First Capital Corp. (Class A).............................................       289,356
      2,855  Capital One Financial Corp...........................................................       137,575
      1,639  Countrywide Credit Industries, Inc...................................................        41,385
     14,843  Fannie Mae...........................................................................       926,760
     10,067  Freddie Mac..........................................................................       473,778
      6,808  Household International, Inc.........................................................       253,598
     11,611  MBNA Corp............................................................................       316,400
      2,304  SLM Holding Corp.....................................................................        97,344
                                                                                                    ------------
                                                                                                       2,536,196
                                                                                                    ------------
             FINANCIAL PUBLISHING/SERVICES (0.2%)
      2,330  Dun & Bradstreet Corp................................................................        68,735
      2,048  Equifax, Inc.........................................................................        48,256
      2,840  McGraw-Hill Companies, Inc...........................................................       175,015
                                                                                                    ------------
                                                                                                         292,006
                                                                                                    ------------
             FLUID CONTROLS (0.1%)
      1,622  Parker-Hannifin Corp.................................................................        83,229
                                                                                                    ------------
 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
             FOOD CHAINS (0.4%)
      6,134  Albertson's, Inc.....................................................................  $    197,821
        556  Great Atlantic & Pacific Tea Co., Inc................................................        15,498
     12,048  Kroger Co.*..........................................................................       227,406
      7,368  Safeway Inc.*........................................................................       262,024
      2,152  Winn-Dixie Stores, Inc...............................................................        51,514
                                                                                                    ------------
                                                                                                         754,263
                                                                                                    ------------
             FOOD DISTRIBUTORS (0.1%)
      2,022  Supervalu, Inc.......................................................................        40,440
      4,770  SYSCO Corp...........................................................................       188,713
                                                                                                    ------------
                                                                                                         229,153
                                                                                                    ------------
             FOREST PRODUCTS (0.2%)
      2,476  Georgia-Pacific Corp.................................................................       125,657
      1,541  Louisiana-Pacific Corp...............................................................        21,959
      3,401  Weyerhaeuser Co......................................................................       244,234
                                                                                                    ------------
                                                                                                         391,850
                                                                                                    ------------
             GENERIC DRUGS (0.0%)
      1,390  Watson Pharmaceuticals, Inc.*........................................................        49,779
                                                                                                    ------------
             HOME BUILDING (0.0%)
        858  Centex Corp..........................................................................        21,182
        473  Fleetwood Enterprises, Inc...........................................................         9,756
        691  Kaufman & Broad Home Corp............................................................        16,714
        626  Pulte Corp...........................................................................        14,085
                                                                                                    ------------
                                                                                                          61,737
                                                                                                    ------------
             HOME FURNISHINGS (0.1%)
      2,842  Leggett & Platt, Inc.................................................................        60,925
      4,084  Newell Rubbermaid, Inc...............................................................       118,436
        835  Tupperware Corp......................................................................        14,143
                                                                                                    ------------
                                                                                                         193,504
                                                                                                    ------------
             HOSPITAL/NURSING MANAGEMENT (0.2%)
      8,157  Columbia/HCA Healthcare Corp.........................................................       239,102
      1,492  Manor Care, Inc......................................................................        23,872
      4,509  Tenet Healthcare Corp.*..............................................................       105,962
                                                                                                    ------------
                                                                                                         368,936
                                                                                                    ------------
             HOTELS/RESORTS (0.3%)
      8,934  Carnival Corp. (Class A).............................................................       427,157
      5,341  Hilton Hotels Corp...................................................................        51,407
      3,603  Marriott International, Inc. (Class A)...............................................       113,720
                                                                                                    ------------
                                                                                                         592,284
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
             INDUSTRIAL MACHINERY/COMPONENTS (0.2%)
      4,351  Illinois Tool Works Inc..............................................................  $    293,964
      2,369  Ingersoll-Rand Co....................................................................       130,443
        536  Milacron, Inc........................................................................         8,241
                                                                                                    ------------
                                                                                                         432,648
                                                                                                    ------------
             INDUSTRIAL SPECIALTIES (0.1%)
      1,876  Ecolab, Inc..........................................................................        73,399
        655  Millipore Corp.......................................................................        25,299
      1,798  Pall Corp............................................................................        38,769
                                                                                                    ------------
                                                                                                         137,467
                                                                                                    ------------
             INSURANCE BROKERS/SERVICES (0.3%)
      3,716  AON Corp.............................................................................       148,640
      3,864  Marsh & McLennan Companies, Inc......................................................       369,737
                                                                                                    ------------
                                                                                                         518,377
                                                                                                    ------------
             INTEGRATED OIL COMPANIES (4.4%)
      1,313  Amerada Hess Corp....................................................................        74,513
      4,674  Atlantic Richfield Co................................................................       404,301
      9,504  Chevron Corp.........................................................................       823,284
      9,069  Conoco, Inc. (Class B)...............................................................       225,591
     50,012  Exxon Mobil Corp.....................................................................     4,029,092
      1,252  Kerr-McGee Corp......................................................................        77,624
      3,668  Phillips Petroleum Co................................................................       172,396
     31,052  Royal Dutch Petroleum Co. (ADR) (Netherlands)........................................     1,876,705
      8,009  Texaco, Inc..........................................................................       434,989
      3,511  Unocal Corp..........................................................................       117,838
                                                                                                    ------------
                                                                                                       8,236,333
                                                                                                    ------------
             INTERNET SERVICES (2.2%)
     32,373  America Online, Inc.*................................................................     2,442,138
      3,812  Yahoo! Inc.*.........................................................................     1,649,405
                                                                                                    ------------
                                                                                                       4,091,543
                                                                                                    ------------
             INVESTMENT BANKERS/BROKERS/SERVICES (1.3%)
      1,726  Bear Stearns Companies, Inc..........................................................        73,787
      1,738  Lehman Brothers Holdings, Inc........................................................       147,187
      5,368  Merrill Lynch & Co., Inc.............................................................       448,228
      8,066  Morgan Stanley Dean Witter & Co. (Note 3)............................................     1,151,422
      2,067  Paine Webber Group, Inc..............................................................        80,225
     11,874  Schwab (Charles) Corp................................................................       455,665
                                                                                                    ------------
                                                                                                       2,356,514
                                                                                                    ------------
 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
             INVESTMENT MANAGERS (0.1%)
      3,651  Franklin Resources, Inc..............................................................  $    117,060
      1,733  Price (T.) Rowe Associates, Inc......................................................        63,796
                                                                                                    ------------
                                                                                                         180,856
                                                                                                    ------------
             LIFE INSURANCE (0.3%)
      3,579  American General Corp................................................................       271,557
      4,737  Conseco, Inc.........................................................................        84,674
      1,517  Jefferson-Pilot Corp.................................................................       103,535
      2,831  Lincoln National Corp................................................................       113,240
                                                                                                    ------------
                                                                                                         573,006
                                                                                                    ------------
             MAJOR BANKS (4.1%)
     24,722  Bank of America Corp.................................................................     1,240,735
     10,664  Bank of New York Co., Inc............................................................       426,560
     16,608  Bank One Corp........................................................................       532,494
      4,793  BB&T Corp............................................................................       131,208
     11,944  Chase Manhattan Corp. (The)..........................................................       927,900
      2,265  Comerica, Inc........................................................................       105,747
     14,304  First Union Corp.....................................................................       469,350
     13,259  FleetBoston Financial Corp...........................................................       461,579
      3,327  Huntington Bancshares, Inc...........................................................        79,224
      6,478  KeyCorp..............................................................................       143,326
      7,366  Mellon Financial Corp................................................................       250,904
      2,507  Morgan (J.P.) & Co., Inc.............................................................       317,449
      8,929  National City Corp...................................................................       211,506
      4,257  PNC Bank Corp........................................................................       189,437
      1,517  Republic New York Corp...............................................................       109,224
      2,430  SouthTrust Corp......................................................................        91,733
      2,317  State Street Corp....................................................................       169,286
      2,531  Summit Bancorp.......................................................................        77,512
      4,634  SunTrust Banks, Inc..................................................................       318,877
     10,537  U.S. Bancorp.........................................................................       250,912
      2,936  Wachovia Corp........................................................................       199,648
     23,783  Wells Fargo & Co.....................................................................       961,725
                                                                                                    ------------
                                                                                                       7,666,336
                                                                                                    ------------
             MAJOR CHEMICALS (1.1%)
      3,176  Dow Chemical Co......................................................................       424,393
     15,126  Du Pont (E.I.) de Nemours & Co., Inc.................................................       996,425
      1,133  Eastman Chemical Co..................................................................        54,030
      1,540  Hercules Inc.........................................................................        42,928
      9,190  Monsanto Co..........................................................................       327,394
      3,170  Rohm & Haas Co.......................................................................       128,979
      1,938  Union Carbide Corp...................................................................       129,362
                                                                                                    ------------
                                                                                                       2,103,511
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
             MAJOR PHARMACEUTICALS (6.8%)
     22,262  Abbott Laboratories..................................................................  $    808,389
     18,909  American Home Products Corp..........................................................       745,724
     28,726  Bristol-Myers Squibb Co..............................................................     1,843,850
     20,137  Johnson & Johnson....................................................................     1,875,258
     15,792  Lilly (Eli) & Co.....................................................................     1,050,168
     33,849  Merck & Co., Inc.*...................................................................     2,269,999
     56,061  Pfizer, Inc..........................................................................     1,818,479
      7,509  Pharmacia & Upjohn, Inc..............................................................       337,905
     21,274  Schering-Plough Corp.................................................................       897,497
     12,435  Warner-Lambert Co....................................................................     1,018,893
                                                                                                    ------------
                                                                                                      12,666,162
                                                                                                    ------------
             MAJOR U.S. TELECOMMUNICATIONS (6.6%)
      4,546  ALLTEL Corp..........................................................................       375,897
     46,273  AT&T Corp............................................................................     2,348,355
     22,486  Bell Atlantic Corp...................................................................     1,384,294
     27,258  BellSouth Corp.......................................................................     1,276,015
     14,073  GTE Corp.............................................................................       993,026
     41,103  MCI WorldCom, Inc.*..................................................................     2,178,459
     49,401  SBC Communications, Inc..............................................................     2,408,299
     12,620  Sprint Corp. (FON Group).............................................................       849,484
      7,317  U.S. West, Inc.......................................................................       526,824
                                                                                                    ------------
                                                                                                      12,340,653
                                                                                                    ------------
             MANAGED HEALTH CARE (0.2%)
      2,167  Aetna Inc............................................................................       120,946
      2,426  Humana, Inc.*........................................................................        19,863
      2,458  United HealthCare Corp...............................................................       130,581
        922  Wellpoint Health Networks, Inc.*.....................................................        60,794
                                                                                                    ------------
                                                                                                         332,184
                                                                                                    ------------
             MEAT/POULTRY/FISH (0.1%)
      7,129  ConAgra, Inc.........................................................................       160,848
                                                                                                    ------------
             MEDIA CONGLOMERATES (1.5%)
     29,865  Disney (Walt) Co.....................................................................       873,551
     18,630  Time Warner, Inc.....................................................................     1,349,511
     10,093  Viacom, Inc. (Class B)*..............................................................       609,996
                                                                                                    ------------
                                                                                                       2,833,058
                                                                                                    ------------
             MEDICAL EQUIPMENT & SUPPLIES (0.3%)
     17,309  Medtronic, Inc.......................................................................       630,697
                                                                                                    ------------
             MEDICAL SPECIALTIES (0.5%)
      1,479  ALZA Corp. (Class A)*................................................................        51,210
        741  Bard (C.R.), Inc.....................................................................        39,273
        836  Bausch & Lomb, Inc...................................................................        57,214
      4,213  Baxter International, Inc............................................................       264,629
      3,625  Becton, Dickinson & Co...............................................................        96,969
      1,634  Biomet, Inc..........................................................................        65,258
      6,005  Boston Scientific Corp.*.............................................................       131,359
 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
      4,451  Guidant Corp.........................................................................  $    209,197
      1,008  Mallinckrodt, Inc....................................................................        32,067
      1,219  St. Jude Medical, Inc.*..............................................................        37,408
                                                                                                    ------------
                                                                                                         984,584
                                                                                                    ------------
             MEDICAL/DENTAL DISTRIBUTORS (0.2%)
      4,058  Cardinal Health, Inc.................................................................       194,277
      4,078  McKesson HBOC, Inc...................................................................        92,010
                                                                                                    ------------
                                                                                                         286,287
                                                                                                    ------------
             MEDICAL/NURSING SERVICES (0.0%)
      5,685  Healthsouth Corp.*...................................................................        30,557
                                                                                                    ------------
             METALS FABRICATIONS (0.0%)
        897  Timken Co. (The).....................................................................        18,332
                                                                                                    ------------
             MID-SIZED BANKS (0.7%)
      5,663  AmSouth Bancorporation...............................................................       109,367
      4,470  Fifth Third Bancorp..................................................................       327,707
     14,194  Firstar Corp.........................................................................       299,848
      3,223  Northern Trust Corp..................................................................       172,028
      1,705  Old Kent Financial Corp..............................................................        60,314
      3,166  Regions Financial Corp...............................................................        79,348
      4,052  Synovus Financial Corp...............................................................        80,534
      2,042  Union Planters Corp..................................................................        80,531
                                                                                                    ------------
                                                                                                       1,209,677
                                                                                                    ------------
             MILITARY/GOV'T/TECHNICAL (0.2%)
      2,910  General Dynamics Corp................................................................       153,503
        669  PerkinElmer, Inc.....................................................................        27,889
      4,901  Raytheon Co. (Class B)...............................................................       130,183
                                                                                                    ------------
                                                                                                         311,575
                                                                                                    ------------
             MOTOR VEHICLES (0.9%)
     17,492  Ford Motor Co........................................................................       934,729
      9,271  General Motors Corp..................................................................       673,886
                                                                                                    ------------
                                                                                                       1,608,615
                                                                                                    ------------
             MOVIES/ENTERTAINMENT (0.2%)
      6,278  Seagram Co. Ltd. (Canada)............................................................       282,118
                                                                                                    ------------
             MULTI-LINE INSURANCE (1.7%)
     11,663  Allstate Corp. (Note 3)..............................................................       279,912
     22,421  American International Group, Inc....................................................     2,424,271
      2,728  CIGNA Corp...........................................................................       219,775
      3,209  Hartford Financial Services Group, Inc...............................................       152,026
      1,883  SAFECO Corp..........................................................................        46,722
                                                                                                    ------------
                                                                                                       3,122,706
                                                                                                    ------------
             MULTI-SECTOR COMPANIES (4.1%)
        954  Crane Co.............................................................................        18,961
      2,376  Fortune Brands, Inc..................................................................        78,557
     47,513  General Electric Co.**...............................................................     7,352,637
        862  McDermott International, Inc.........................................................         7,812

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
        589  National Service Industries, Inc.....................................................  $     17,376
      2,154  Textron, Inc.........................................................................       165,185
                                                                                                    ------------
                                                                                                       7,640,528
                                                                                                    ------------
             NATURAL GAS (0.1%)
      1,389  Consolidated Natural Gas Co..........................................................        90,198
        391  Eastern Enterprises..................................................................        22,458
        681  Nicor Inc............................................................................        22,133
        458  ONEOK, Inc...........................................................................        11,507
        514  Peoples Energy Corp..................................................................        17,219
      3,481  Sempra Energy*.......................................................................        60,482
                                                                                                    ------------
                                                                                                         223,997
                                                                                                    ------------
             NEWSPAPERS (0.5%)
      1,296  Dow Jones & Co., Inc.................................................................        88,128
      4,037  Gannett Co., Inc.....................................................................       329,268
      1,216  Knight-Ridder, Inc...................................................................        72,352
      2,480  New York Times Co. (The) (Class A)...................................................       121,830
        869  Times Mirror Co. (Class A)...........................................................        58,223
      3,441  Tribune Co...........................................................................       189,470
                                                                                                    ------------
                                                                                                         859,271
                                                                                                    ------------
             OFFICE EQUIPMENT/SUPPLIES (0.3%)
      1,632  Avery Dennison Corp..................................................................       118,932
      3,841  Pitney Bowes, Inc....................................................................       185,568
      9,619  Xerox Corp...........................................................................       218,231
                                                                                                    ------------
                                                                                                         522,731
                                                                                                    ------------
             OIL & GAS PRODUCTION (0.2%)
      1,847  Anardarko Petroleum Corp.............................................................        63,029
      1,652  Apache Corp..........................................................................        61,021
      3,150  Burlington Resources, Inc............................................................       104,147
      5,323  Occidental Petroleum Corp............................................................       115,110
      3,650  Union Pacific Resources Group, Inc...................................................        46,538
                                                                                                    ------------
                                                                                                         389,845
                                                                                                    ------------
             OIL REFINING/MARKETING (0.1%)
      1,045  Ashland, Inc.........................................................................        34,420
      1,307  Sunoco Inc...........................................................................        30,715
      2,088  Tosco Corp...........................................................................        56,768
      4,500  USX-Marathon Group...................................................................       111,094
                                                                                                    ------------
                                                                                                         232,997
                                                                                                    ------------
             OIL/GAS TRANSMISSION (0.5%)
      3,093  Coastal Corp.........................................................................       109,608
      1,177  Columbia Energy Group, Inc...........................................................        74,445
      3,306  El Paso Energy Corp..................................................................       128,314
     10,363  Enron Corp...........................................................................       459,858
      6,296  Williams Companies, Inc..............................................................       192,422
                                                                                                    ------------
                                                                                                         964,647
                                                                                                    ------------
 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
             OILFIELD SERVICES/EQUIPMENT (0.5%)
      4,767  Baker Hughes Inc.....................................................................  $    100,405
      6,397  Halliburton Co.......................................................................       257,479
      7,962  Schlumberger Ltd.....................................................................       447,863
      1,541  Transocean Sedco Forex Inc...........................................................        51,927
                                                                                                    ------------
                                                                                                         857,674
                                                                                                    ------------
             OTHER CONSUMER SERVICES (0.2%)
      1,417  Block (H.&R.), Inc...................................................................        61,994
     10,297  Cendant Corp.*.......................................................................       273,514
      3,940  Service Corp. International..........................................................        27,334
                                                                                                    ------------
                                                                                                         362,842
                                                                                                    ------------
             OTHER METALS/MINERALS (0.2%)
      1,355  Allegheny Technologies Inc...........................................................        30,403
      2,780  Inco Ltd. (Canada)...................................................................        65,330
      1,208  Phelps Dodge Corp....................................................................        81,087
      2,056  Providian Financial Corp.............................................................       187,225
                                                                                                    ------------
                                                                                                         364,045
                                                                                                    ------------
             OTHER PHARMACEUTICALS (0.1%)
      1,904  Allergan, Inc........................................................................        94,724
                                                                                                    ------------
             OTHER SPECIALTY STORES (0.2%)
      2,090  AutoZone, Inc.*......................................................................        67,533
      2,025  Bed Bath & Beyond Inc.*..............................................................        70,116
      5,135  Office Depot, Inc.*..................................................................        56,164
        762  Pep Boys-Manny, Moe & Jack...........................................................         6,953
      6,726  Staples, Inc.*.......................................................................       138,724
      3,545  Toys 'R' Us, Inc.*...................................................................        50,738
                                                                                                    ------------
                                                                                                         390,228
                                                                                                    ------------
             OTHER TELECOMMUNICATIONS (0.3%)
      2,023  CenturyTel, Inc......................................................................        95,840
     10,990  Global Crossing Ltd. (Bermuda)*......................................................       548,813
                                                                                                    ------------
                                                                                                         644,653
                                                                                                    ------------
             PACKAGE GOODS/COSMETICS (2.2%)
        808  Alberto-Culver Co. (Class B).........................................................        20,857
      3,573  Avon Products, Inc...................................................................       117,909
      3,423  Clorox Co............................................................................       172,434
      8,437  Colgate-Palmolive Co.................................................................       548,405
     15,533  Gillette Co..........................................................................       639,765
      1,522  International Flavors & Fragrances, Inc..............................................        57,456
      7,883  Kimberly-Clark Corp..................................................................       514,366
     19,031  Procter & Gamble Co..................................................................     2,085,084
                                                                                                    ------------
                                                                                                       4,156,276
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
             PACKAGED FOODS (1.1%)
      4,039  BestFoods............................................................................  $    212,300
      6,196  Campbell Soup Co.....................................................................       239,708
      4,400  General Mills, Inc...................................................................       157,300
      5,190  Heinz (H.J.) Co......................................................................       206,627
      5,871  Kellogg Co...........................................................................       180,900
      1,937  Quaker Oats
               Company (The)......................................................................       127,116
      4,684  Ralston-Ralston Purina Group.........................................................       130,567
     13,159  Sara Lee Corp........................................................................       290,320
      8,277  Unilever N.V.
               (Netherlands)......................................................................       450,579
                                                                                                    ------------
                                                                                                       1,995,417
                                                                                                    ------------
             PAINTS/COATINGS (0.1%)
      2,517  PPG Industries, Inc..................................................................       157,470
      2,402  Sherwin-Williams Co..................................................................        50,442
                                                                                                    ------------
                                                                                                         207,912
                                                                                                    ------------
             PAPER (0.4%)
        827  Boise Cascade Corp...................................................................        33,494
      1,393  Champion International Corp..........................................................        86,279
      3,133  Fort James Corp......................................................................        85,766
      5,996  International Paper Co...............................................................       338,399
      1,486  Mead Corp............................................................................        64,548
        419  Potlatch Corp........................................................................        18,698
      1,453  Westavaco Corp.......................................................................        47,404
      1,616  Willamette Industries, Inc...........................................................        75,043
                                                                                                    ------------
                                                                                                         749,631
                                                                                                    ------------
             PHOTOGRAPHIC PRODUCTS (0.2%)
      4,570  Eastman Kodak Co.....................................................................       302,763
        645  Polaroid Corp........................................................................        12,134
                                                                                                    ------------
                                                                                                         314,897
                                                                                                    ------------
             POLLUTION CONTROL EQUIPMENT (0.0%)
      2,735  Allied Waste Industries, Inc.*.......................................................        24,102
                                                                                                    ------------
             PRECIOUS METALS (0.2%)
      5,710  Barrick Gold Corp. (Canada)..........................................................       100,996
      2,367  Freeport-McMoran Copper & Gold, Inc. (Class B).......................................        50,003
      3,769  Homestake Mining Co..................................................................        29,445
      2,427  Newmont Mining Corp..................................................................        59,462
      4,715  Placer Dome Inc. (Canada)............................................................        50,686
                                                                                                    ------------
                                                                                                         290,592
                                                                                                    ------------
 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
             PRECISION INSTRUMENTS (0.1%)
      1,493  PE Corporation-PE Biosystems Group...................................................  $    179,627
        684  Tektronix, Inc.......................................................................        26,591
                                                                                                    ------------
                                                                                                         206,218
                                                                                                    ------------
             PRINTING/FORMS (0.0%)
      1,063  Deluxe Corp..........................................................................        29,166
      1,831  Donnelley (R.R.) & Sons Co...........................................................        45,432
                                                                                                    ------------
                                                                                                          74,598
                                                                                                    ------------
             PROPERTY - CASUALTY INSURERS (0.3%)
      2,548  Chubb Corp...........................................................................       143,484
      2,377  Cincinnati Financial Corp............................................................        73,687
      1,536  Loews Corp...........................................................................        93,216
      1,059  Progressive Corp.....................................................................        77,439
      3,291  St. Paul Companies, Inc..............................................................       110,866
                                                                                                    ------------
                                                                                                         498,692
                                                                                                    ------------
             RAILROADS (0.3%)
      6,617  Burlington Northern Santa Fe Corp....................................................       160,462
      3,162  CSX Corp.............................................................................        99,208
      1,601  Kansas City Southern Industries, Inc.................................................       119,475
      5,512  Norfolk Southern Corp................................................................       112,996
      3,600  Union Pacific Corp...................................................................       157,050
                                                                                                    ------------
                                                                                                         649,191
                                                                                                    ------------
             RECREATIONAL PRODUCTS/TOYS (0.1%)
      1,330  Brunswick Corp.......................................................................        29,593
      2,806  Hasbro, Inc..........................................................................        53,489
      6,093  Mattel, Inc..........................................................................        79,971
                                                                                                    ------------
                                                                                                         163,053
                                                                                                    ------------
             RENTAL/LEASING COMPANIES (0.0%)
        930  Ryder System, Inc....................................................................        22,727
                                                                                                    ------------
             RESTAURANTS (0.5%)
      1,903  Darden Restaurants, Inc..............................................................        34,492
     19,608  McDonald's Corp......................................................................       790,448
      2,223  Tricon Global Restaurants, Inc.*.....................................................        85,863
      1,732  Wendy's International, Inc...........................................................        35,723
                                                                                                    ------------
                                                                                                         946,526
                                                                                                    ------------
             SAVINGS & LOAN ASSOCIATIONS (0.2%)
      2,340  Golden West Financial Corp...........................................................        78,390
      8,360  Washington Mutual, Inc...............................................................       217,360
                                                                                                    ------------
                                                                                                         295,750
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
             SEMICONDUCTORS (3.3%)
      2,132  Advanced Micro Devices, Inc.*........................................................  $     61,695
      2,526  Analog Devices, Inc.*................................................................       234,918
     48,382  Intel Corp...........................................................................     3,979,420
      2,154  LSI Logic Corp.*.....................................................................       145,395
      3,908  Micron Technology, Inc.*.............................................................       303,847
      2,484  National Semiconductor Corp.*........................................................       106,346
     11,614  Texas Instruments, Inc...............................................................     1,125,106
      4,618  Xilinx, Inc.*........................................................................       209,830
                                                                                                    ------------
                                                                                                       6,166,557
                                                                                                    ------------
             SERVICES TO THE HEALTH INDUSTRY (0.1%)
      4,459  IMS Health Inc.......................................................................       121,229
      1,665  Quintiles Transnational Corp.*.......................................................        31,011
        390  Shared Medical Systems Corp..........................................................        19,866
                                                                                                    ------------
                                                                                                         172,106
                                                                                                    ------------
             SHOE MANUFACTURING (0.1%)
      4,055  Nike, Inc. (Class B).................................................................       200,976
        815  Reebok International Inc. (United Kingdom)*..........................................         6,673
                                                                                                    ------------
                                                                                                         207,649
                                                                                                    ------------
             SPECIALTY CHEMICALS (0.2%)
      3,321  Air Products & Chemicals, Inc........................................................       111,461
      1,822  Engelhard Corp.......................................................................        34,390
        443  FMC Corp.*...........................................................................        25,389
      1,040  Grace (W. R.) & Co...................................................................        14,430
        833  Great Lakes Chemical Corp............................................................        31,810
      2,302  Praxair, Inc.........................................................................       115,819
      1,461  Sigma-Aldrich Corp...................................................................        43,830
                                                                                                    ------------
                                                                                                         377,129
                                                                                                    ------------
             SPECIALTY FOODS/CANDY (0.1%)
      2,004  Hershey Foods Corp...................................................................        95,190
      1,676  Wrigley (Wm.) Jr. Co. (Class A)......................................................       139,003
                                                                                                    ------------
                                                                                                         234,193
                                                                                                    ------------
             SPECIALTY INSURERS (0.1%)
      1,442  MBIA, Inc............................................................................        76,156
      1,531  MGIC Investment Corp.................................................................        92,147
                                                                                                    ------------
                                                                                                         168,303
                                                                                                    ------------
             SPECIALTY STEELS (0.0%)
      1,263  Nucor Corp...........................................................................        69,228
                                                                                                    ------------
 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
             STEEL/IRON ORE (0.0%)
      1,899  Bethlehem Steel Corp.*...............................................................  $     15,904
      1,280  USX-U.S. Steel Group.................................................................        42,240
      1,290  Worthington Industries, Inc..........................................................        21,285
                                                                                                    ------------
                                                                                                          79,429
                                                                                                    ------------
             TELECOMMUNICATIONS EQUIPMENT (5.2%)
      2,166  ADC Telecommunications, Inc.*........................................................       157,035
      1,032  Comverse Technology, Inc.*...........................................................       149,318
      3,545  Corning Inc..........................................................................       457,083
      2,520  General Instrument Corp.*............................................................       214,200
     45,371  Lucent Technologies Inc..............................................................     3,394,318
      8,820  Motorola, Inc........................................................................     1,298,745
     19,341  Nortel Networks Corp. (Canada).......................................................     1,953,441
      9,556  QUALCOMM Inc.*.......................................................................     1,682,453
      1,138  Scientific-Atlanta, Inc..............................................................        63,301
      5,825  Tellabs, Inc.*.......................................................................       373,528
                                                                                                    ------------
                                                                                                       9,743,422
                                                                                                    ------------
             TEXTILES (0.0%)
        259  Springs Industries, Inc. (Class A)...................................................        10,344
                                                                                                    ------------
             TOBACCO (0.5%)
      4,723  Nabisco Group Holdings Corp..........................................................        50,182
     34,265  Philip Morris Companies, Inc.........................................................       794,520
      2,478  UST, Inc.............................................................................        62,415
                                                                                                    ------------
                                                                                                         907,117
                                                                                                    ------------
             TOOLS/HARDWARE (0.1%)
      1,258  Black & Decker Corp..................................................................        65,731
        335  Briggs & Stratton Corp...............................................................        17,964
        899  Snap-On, Inc.........................................................................        23,880
      1,295  Stanley Works........................................................................        39,012
                                                                                                    ------------
                                                                                                         146,587
                                                                                                    ------------
             WHOLESALE DISTRIBUTORS (0.0%)
      1,352  Grainger (W.W.), Inc.................................................................        64,643
      2,160  IKON Office Solutions, Inc...........................................................        14,715
                                                                                                    ------------
                                                                                                          79,358
                                                                                                    ------------

             TOTAL COMMON STOCKS
             (IDENTIFIED COST $153,630,667).......................................................   178,324,358
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (a) (3.9%)
             U.S. GOVERNMENT AGENCY
$     7,200  Federal Home Loan Mortgage Corp. 1.50% due 01/03/00 (AMORTIZED COST $7,199,400)......  $  7,199,400
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $160,830,067) (b)........................................................   99.8%    185,523,758

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.2         439,062
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 185,962,820
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
** Some or all of these securities are segregated in connection with open futures contracts.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $34,695,817 and the aggregate gross unrealized depreciation is $10,002,126, resulting in net unrealized appreciation of $24,693,691.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 1999:

                   DESCRIPTION,     UNDERLYING
   NUMBER OF      DELIVERY MONTH,   FACE AMOUNT    UNREALIZED
   CONTRACTS         AND YEAR        AT VALUE         GAIN
----------------------------------------------------------------
      18           S&P 500 Index
                    March/2000
                                    $6,678,900   $      170,263
                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - COMPETITIVE EDGE "BEST IDEAS"
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON AND PREFERRED STOCKS (92.8%)
           AUSTRALIA (2.1%)
           MEDIA CONGLOMERATES
 157,600   News Corporation Ltd. (Pref.)...........................................................  $ 1,349,182
                                                                                                     -----------

           FINLAND (2.6%)
           PAPER
  40,300   UPM-Kymmene Oyj.........................................................................    1,621,350
                                                                                                     -----------

           FRANCE (6.2%)
           MULTI-LINE INSURANCE
   9,205   Axa*....................................................................................    1,281,361
                                                                                                     -----------
           OIL REFINING/MARKETING
  10,500   Total S.A. (B Shares)...................................................................    1,399,319
                                                                                                     -----------
           PACKAGED FOODS
   5,000   Groupe Danone...........................................................................    1,176,786
                                                                                                     -----------
           TOTAL FRANCE............................................................................    3,857,466
                                                                                                     -----------

           GERMANY (2.3%)
           MOTOR VEHICLES
  46,660   Bayerische Motoren Werke (BMW) AG.......................................................    1,421,998
                                                                                                     -----------

           HONG KONG (2.2%)
           DIVERSIFIED FINANCIAL SERVICES
  99,670   HSBC Holdings PLC.......................................................................    1,397,483
                                                                                                     -----------
           JAPAN (13.7%)
           CONSUMER ELECTRONICS/APPLIANCES
   7,410   Sony Corp...............................................................................    2,196,469
                                                                                                     -----------
           DIVERSIFIED ELECTRONIC PRODUCTS
  60,000   Matsushita Electric Industrial Co., Ltd.................................................    1,661,123
                                                                                                     -----------
           ELECTRONIC DATA PROCESSING
  35,900   Fujitsu Ltd.............................................................................    1,636,607
  14,000   Tokyo Electron Ltd......................................................................    1,917,433
                                                                                                     -----------
                                                                                                       3,554,040
                                                                                                     -----------
           SPECIALTY CHEMICALS
  26,050   Shin-Etsu Chemical Co., Ltd.............................................................    1,121,307
                                                                                                     -----------
           TOTAL JAPAN.............................................................................    8,532,939
                                                                                                     -----------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------

           MEXICO (2.6%)
           TELECOMMUNICATIONS
  14,700   Telefonos de Mexico S.A. (Series L) (ADR)...............................................  $ 1,653,750
                                                                                                     -----------

           NETHERLANDS (2.0%)
           ALCOHOLIC BEVERAGES
  25,100   Heineken N.V............................................................................    1,222,391
                                                                                                     -----------

           SWEDEN (3.0%)
           LIFE INSURANCE
  61,700   Skandia Forsakrings AB..................................................................    1,861,007
                                                                                                     -----------

           SWITZERLAND (2.4%)
           BUILDING MATERIALS
   1,080   Holderbank Financiere Glarus AG (B Shares)..............................................    1,477,966
                                                                                                     -----------

           UNITED KINGDOM (6.7%)
           ALCOHOLIC BEVERAGES
 120,600   Diageo PLC..............................................................................      969,469
                                                                                                     -----------
           INDUSTRIAL MACHINERY/COMPONENTS
 264,400   Invensys PLC............................................................................    1,438,297
                                                                                                     -----------
           TELECOMMUNICATIONS
  71,500   British Telecommunications PLC..........................................................    1,746,234
                                                                                                     -----------

           TOTAL UNITED KINGDOM....................................................................    4,154,000
                                                                                                     -----------

           UNITED STATES (47.0%)
           AIR FREIGHT/DELIVERY SERVICES
  26,100   FDX Corp.*..............................................................................    1,068,469
                                                                                                     -----------
           BEVERAGES - NON-ALCOHOLIC
  46,700   Coca-Cola Enterprises Inc...............................................................      939,837
                                                                                                     -----------
           BROADCASTING
  17,600   Clear Channel Communications, Inc.*.....................................................    1,570,800
                                                                                                     -----------
           COMPUTER COMMUNICATIONS
  19,390   Cisco Systems, Inc.*....................................................................    2,075,942
                                                                                                     -----------
           COMPUTER SOFTWARE
  13,500   Microsoft Corp.*........................................................................    1,575,281
                                                                                                     -----------
           CONTRACT DRILLING
   3,678   Transocean Sedco Forex Inc..............................................................      123,916
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - COMPETITIVE EDGE "BEST IDEAS"
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           DISCOUNT CHAINS
  24,500   Wal-Mart Stores, Inc....................................................................  $ 1,693,562
                                                                                                     -----------
           DIVERSIFIED FINANCIAL SERVICES
   9,080   American Express Co.....................................................................    1,509,550
                                                                                                     -----------
           E.D.P. PERIPHERALS
  19,500   EMC Corp.*..............................................................................    2,130,375
                                                                                                     -----------
           ELECTRICAL PRODUCTS
  19,500   Emerson Electric Co.....................................................................    1,118,813
                                                                                                     -----------
           INTERNET SERVICES
  23,800   America Online, Inc.*...................................................................    1,795,413
                                                                                                     -----------
           MAJOR BANKS
  32,800   Bank of New York Co., Inc...............................................................    1,312,000
                                                                                                     -----------
           MAJOR CHEMICALS
  16,700   Du Pont (E.I.) de Nemours & Co., Inc....................................................    1,100,113
                                                                                                     -----------
           MAJOR PHARMACEUTICALS
  25,200   American Home Products Corp.............................................................      993,825
                                                                                                     -----------
           MAJOR U.S. TELECOMMUNICATIONS
  22,545   MCI WorldCom, Inc.*.....................................................................    1,194,885
                                                                                                     -----------
           MEDIA CONGLOMERATES
  18,300   Time Warner Inc.........................................................................    1,325,606
                                                                                                     -----------
           MEDICAL EQUIPMENT & SUPPLIES
  34,000   Medtronic, Inc..........................................................................    1,238,875
                                                                                                     -----------
           MULTI-SECTOR COMPANIES
  11,000   General Electric Co.....................................................................    1,702,250
                                                                                                     -----------
           OILFIELD SERVICES/EQUIPMENT
  27,500   Halliburton Co..........................................................................    1,106,875
  19,000   Schlumberger Ltd........................................................................    1,068,750
                                                                                                     -----------
                                                                                                       2,175,625
                                                                                                     -----------
           SEMICONDUCTORS
  15,040   Intel Corp..............................................................................    1,237,040
                                                                                                     -----------
           TELECOMMUNICATIONS EQUIPMENT
  18,700   Lucent Technologies Inc.................................................................    1,398,994
                                                                                                     -----------

           TOTAL UNITED STATES.....................................................................   29,281,171
                                                                                                     -----------

           TOTAL COMMON AND PREFERRED STOCKS
           (IDENTIFIED COST $43,993,480)...........................................................   57,830,703
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (a) (7.1%)
           U.S. GOVERNMENT AGENCY
$  4,400   Federal Home Loan Mortgage Corp. 1.50% due 01/03/00 (AMORTIZED COST $4,399,633).........  $ 4,399,633
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $48,393,113) (b)..........................................................   99.9%    62,230,336

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............................................    0.1         64,466
                                                                                             -----   ------------

NET ASSETS.................................................................................  100.0%  $ 62,294,802
                                                                                             -----   ------------
                                                                                             -----   ------------

---------------------

ADR   American Depository Receipt.
 *    Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $15,281,970 and the aggregate gross unrealized depreciation is $1,444,747, resulting in net unrealized appreciation of $13,837,223.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - COMPETITIVE EDGE "BEST IDEAS"
SUMMARY OF INVESTMENTS DECEMBER 31, 1999

                                                                                                  PERCENT OF
INDUSTRY                                                                                VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Air Freight/Delivery Services......................................................  $ 1,068,469      1.7%
Alcoholic Beverages................................................................    2,191,860      3.5
Beverages - Non-Alcoholic..........................................................      939,837      1.5
Broadcasting.......................................................................    1,570,800      2.5
Building Materials.................................................................    1,477,966      2.4
Computer Communications............................................................    2,075,942      3.3
Computer Software..................................................................    1,575,281      2.5
Consumer Electronics/Appliances....................................................    2,196,469      3.5
Contract Drilling..................................................................      123,916      0.2
Discount Chains....................................................................    1,693,562      2.7
Diversified Electronic Products....................................................    1,661,123      2.7
Diversified Financial Services.....................................................    2,907,033      4.7
E.D.P. Peripherals.................................................................    2,130,375      3.4
Electrical Products................................................................    1,118,813      1.8
Electronic Data Processing.........................................................    3,554,040      5.7
Industrial Machinery/Components....................................................    1,438,297      2.3
Internet Services..................................................................    1,795,413      2.9
Life Insurance.....................................................................    1,861,007      3.0
Major Banks........................................................................    1,312,000      2.1
Major Chemicals....................................................................    1,100,113      1.8
Major Pharmaceuticals..............................................................      993,825      1.6
Major U.S. Telecommunications......................................................    1,194,885      1.9
                                                                                                  PERCENT OF
INDUSTRY                                                                                VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Media Conglomerates................................................................  $ 2,674,788      4.3%
Medical Equipment & Supplies.......................................................    1,238,875      2.0
Motor Vehicles.....................................................................    1,421,998      2.3
Multi-Line Insurance...............................................................    1,281,361      2.1
Multi-Sector Companies.............................................................    1,702,250      2.7
Oil Refining/Marketing.............................................................    1,399,319      2.2
Oilfield Services/Equipment........................................................    2,175,625      3.5
Packaged Foods.....................................................................    1,176,786      1.9
Paper..............................................................................    1,621,350      2.6
Semiconductors.....................................................................    1,237,040      2.0
Specialty Chemicals................................................................    1,121,307      1.8
Telecommunications.................................................................    3,399,984      5.5
Telecommunications Equipment.......................................................    1,398,994      2.2
U.S. Government Agency.............................................................    4,399,633      7.1
                                                                                     -----------    -----
                                                                                     $62,230,336     99.9%
                                                                                     -----------    -----
                                                                                     -----------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                      VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks......................................................................  $56,481,521     90.7%
Preferred Stocks...................................................................    1,349,182      2.2
Short-Term Investment..............................................................    4,399,633      7.1
                                                                                     -----------    -----
                                                                                     $62,230,336     99.9%
                                                                                     -----------    -----
                                                                                     -----------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - AGGRESSIVE EQUITY PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

NUMBER OF
  SHARES                                                             VALUE
------------------------------------------------------------------------------
             COMMON STOCKS (86.0%)
             ADVERTISING (3.0%)
      700    DoubleClick Inc.*.................................   $   177,144
    3,400    Interpublic Group of Companies, Inc...............       196,137
      900    Lamar Advertising Co.*............................        54,337
    3,800    Omnicom Group, Inc................................       380,000
      600    True North Communications, Inc....................        26,812
    1,940    WPP Group PLC (ADR) (United Kingdom)..............       160,292
    2,300    Young & Rubicam, Inc..............................       162,725
                                                                  -----------
                                                                    1,157,447
                                                                  -----------
             ALCOHOLIC BEVERAGES (1.0%)
      350    Anheuser-Busch Companies, Inc.....................        24,806
    3,000    Coors (Adolph) Co. (Class B)......................       157,500
    2,300    LVMH (Louis Vuitton Moet Hennessy) (ADR)
               (France)........................................       205,275
                                                                  -----------
                                                                      387,581
                                                                  -----------
             ALUMINUM (1.8%)
    7,800    Alcan Aluminium, Ltd. (Canada)....................       321,262
    4,300    Alcoa, Inc........................................       356,900
                                                                  -----------
                                                                      678,162
                                                                  -----------
             BIOTECHNOLOGY (2.3%)
    2,000    Alkermes, Inc.*...................................        98,000
    4,000    Amgen Inc.*.......................................       240,000
      600    COR Therapeutics, Inc.*...........................        16,125
    2,400    Genentech, Inc.*..................................       322,800
      500    Human Genome Sciences, Inc.*......................        76,250
      700    MedImmune, Inc.*..................................       116,025
                                                                  -----------
                                                                      869,200
                                                                  -----------
             BROADCASTING (4.2%)
    6,500    CBS Corp.*........................................       415,594
    2,700    Citadel Communications Corp.*.....................       174,825
    3,500    Clear Channel Communications, Inc.*...............       312,375
      600    Cox Radio, Inc. (Class A)*........................        59,850
    1,500    Entercom Communications Corp.*....................        99,000
    1,375    Hispanic Broadcasting Corp.*......................       126,500
    1,850    Infinity Broadcasting Corp. (Series A)*...........        66,947
NUMBER OF
 SHARES                                                              VALUE
------------------------------------------------------------------------------

      400    Radio One, Inc.*..................................   $    36,800
    2,000    Univision Communications, Inc. (Class A)*.........       204,375
    1,750    USA Networks, Inc.*...............................        96,578
                                                                  -----------
                                                                    1,592,844
                                                                  -----------
             BUILDING MATERIALS/D I Y CHAINS (1.2%)
    6,450    Home Depot, Inc. (The)............................       442,228
                                                                  -----------
             CABLE TELEVISION (2.9%)
    3,000    AT&T Corp. - Liberty Media Group (Class A)*.......       170,250
    3,025    Comcast Corp. (Class A Special)*..................       152,762
    6,500    Cox Communications, Inc. (Class A)*...............       334,750
    4,000    EchoStar Communications Corp. (Class A)*..........       389,000
      400    United Pan-Europe Communications NV (ADR)
               (Netherlands)*..................................        50,800
                                                                  -----------
                                                                    1,097,562
                                                                  -----------
             CASINO/GAMBLING (0.6%)
    1,200    MGM Grand, Inc....................................        60,375
    6,000    Mirage Resorts, Inc.*.............................        91,875
    5,000    Park Place Entertainment Corp.*...................        62,500
                                                                  -----------
                                                                      214,750
                                                                  -----------
             CELLULAR TELEPHONE (1.9%)
    1,000    Crown Castle International Corp.*.................        32,000
    2,300    Nextel Communications, Inc. (Class A)*............       237,044
      800    Sprint Corp. (PCS Group)*.........................        82,000
      600    United States Cellular Corp.*.....................        60,562
    1,900    Vodafone AirTouch PLC (ADR) (United Kingdom)......        94,050
    1,000    Voicestream Wireless Corp.*.......................       141,875
    1,000    Western Wireless Corp. (Class A)*.................        66,625
                                                                  -----------
                                                                      714,156
                                                                  -----------
             CLOTHING/SHOE/ACCESSORY STORES (0.8%)
    3,310    Gap, Inc. (The)...................................       152,260
    3,600    Talbot's, Inc. (The)..............................       160,650
                                                                  -----------
                                                                      312,910
                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - AGGRESSIVE EQUITY PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                              VALUE
------------------------------------------------------------------------------
             COMPUTER COMMUNICATIONS (2.0%)
      300    Brocade Communications Systems, Inc.*.............   $    52,725
      100    CacheFlow Inc.*...................................        13,069
    3,100    Cisco Systems, Inc.*..............................       331,894
      140    Cobalt Networks, Inc.*............................        14,980
      800    Emulex Corp.*.....................................        90,350
      300    Finisar Corp.*....................................        26,737
      200    Foundry Networks, Inc.*...........................        60,300
      200    Juniper Networks, Inc.*...........................        67,850
      500    Redback Networks, Inc.*...........................        88,344
                                                                  -----------
                                                                      746,249
                                                                  -----------
             COMPUTER SOFTWARE (9.1%)
      950    Check Point Software Technologies Ltd.
               (Israel)*.......................................       188,694
      600    Citrix Systems, Inc.*.............................        73,762
      100    Digimarc Corp.*...................................         5,000
      550    E.piphany, Inc.*..................................       122,375
    1,100    i2 Technologies, Inc.*............................       214,087
    4,200    Intuit Inc.*......................................       251,475
      900    Legato Systems, Inc.*.............................        61,875
    1,800    Macromedia, Inc.*.................................       131,625
    1,100    Mercury Interactive Corp.*........................       118,731
      100    Metasolv Software, Inc.*..........................         8,225
    4,000    Microsoft Corp.*..................................       466,750
      400    MicroStrategy Inc.*...............................        84,000
      600    OpenTV Corp.*.....................................        48,150
    6,000    Oracle Corp.*.....................................       672,000
    5,300    Parametric Technology Corp.*......................       143,100
    1,000    Rational Software Corp.*..........................        49,125
      100    Red Hat, Inc.*....................................        21,106
      600    Remedy Corp.*.....................................        28,500
    1,600    Sapient Corp.*....................................       225,400
    2,000    Siebel Systems, Inc.*.............................       168,500
      900    TSI International Software Ltd.*..................        50,850
    2,400    Veritas Software Corp.*...........................       343,350
                                                                  -----------
                                                                    3,476,680
                                                                  -----------
             CONSUMER ELECTRONICS/APPLIANCES (0.3%)
      400    Sony Corp. (ADR) (Japan)..........................       113,900
                                                                  -----------
             CONTRACT DRILLING (2.3%)
   14,500    ENSCO International Inc...........................       331,687
    1,900    Nabors Industries, Inc.*..........................        58,781
   10,500    R&B Falcon Corp.*.................................       139,125
    5,460    Rowan Companies, Inc.*............................       118,414
NUMBER OF
 SHARES                                                              VALUE
------------------------------------------------------------------------------
      850    Santa Fe International Corp.......................   $    21,994
    5,761    Transocean Sedco Forex Inc........................       194,089
                                                                  -----------
                                                                      864,090
                                                                  -----------
             DISCOUNT CHAINS (3.4%)
    3,200    Costco Wholesale Corp.*...........................       291,800
    4,100    Dayton Hudson Corp................................       301,094
   10,000    Wal-Mart Stores, Inc..............................       691,250
                                                                  -----------
                                                                    1,284,144
                                                                  -----------
             DIVERSIFIED COMMERCIAL SERVICES (0.7%)
    1,600    CheckFree Holdings Corp.*.........................       167,200
    2,000    Concord EFS, Inc.*................................        51,375
      100    Freemarkets, Inc.*................................        34,131
      300    Jupiter Communications, Inc.*.....................         9,037
      300    Wireless Facilities, Inc.*........................        13,050
                                                                  -----------
                                                                      274,793
                                                                  -----------
             DIVERSIFIED ELECTRONIC PRODUCTS (1.1%)
    2,000    JDS Uniphase Corp.*...............................       322,500
      750    Koninklijke (Royal) Philips Electronics NV
               (Netherlands)...................................       101,250
                                                                  -----------
                                                                      423,750
                                                                  -----------
             DIVERSIFIED FINANCIAL SERVICES (2.0%)
    2,075    American Express Co...............................       344,969
    1,600    AXA Financial, Inc................................        54,200
    6,905    Citigroup, Inc....................................       383,659
                                                                  -----------
                                                                      782,828
                                                                  -----------
             E.D.P. PERIPHERALS (0.6%)
    1,600    Network Appliance, Inc.*..........................       132,800
      210    QLogic Corp.*.....................................        33,574
    1,400    Seagate Technology, Inc.*.........................        65,187
                                                                  -----------
                                                                      231,561
                                                                  -----------
             E.D.P. SERVICES (0.9%)
      770    Amdocs Ltd.*......................................        26,565
    3,270    BEA Systems, Inc.*................................       228,900
      420    Razorfish, Inc.*..................................        39,900
    1,200    Whittman-Hart, Inc.*..............................        64,350
                                                                  -----------
                                                                      359,715
                                                                  -----------
             ELECTRIC UTILITIES (0.3%)
    1,500    Calpine Corp.*....................................        96,000
                                                                  -----------
             ELECTRONIC COMPONENTS (0.2%)
      500    E-Tek Dynamics, Inc.*.............................        67,125
                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - AGGRESSIVE EQUITY PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                              VALUE
------------------------------------------------------------------------------
             ELECTRONIC DATA PROCESSING (1.5%)
      850    Apple Computer, Inc.*.............................   $    87,337
    6,200    Sun Microsystems, Inc.*...........................       479,725
                                                                  -----------
                                                                      567,062
                                                                  -----------
             ELECTRONIC PRODUCTION EQUIPMENT (1.4%)
    1,820    Applied Materials, Inc.*..........................       230,457
    2,400    ASM Lithography Holding NV (Netherlands)*.........       270,900
      310    Lam Research Corp.*...............................        34,584
      250    Rudolph Technologies, Inc.*.......................         8,250
                                                                  -----------
                                                                      544,191
                                                                  -----------
             FLUID CONTROLS (0.2%)
    1,800    Parker-Hannifin Corp..............................        92,362
                                                                  -----------
             FOOD DISTRIBUTORS (0.1%)
    1,100    SYSCO Corp........................................        43,519
                                                                  -----------
             FOREST PRODUCTS (0.9%)
    5,000    Weyerhaeuser Co...................................       359,062
                                                                  -----------
             GENERIC DRUGS (0.2%)
    2,500    Mylan Laboratories, Inc...........................        62,969
                                                                  -----------
             HOTELS/RESORTS (0.2%)
    1,500    Royal Caribbean Cruises Ltd.......................        73,969
                                                                  -----------
             INTEGRATED OIL COMPANIES (1.9%)
    4,850    BP Amoco PLC (ADR) (United Kingdom)...............       287,666
    3,510    Exxon Mobil Corp..................................       282,774
      210    Kerr-McGee Corp...................................        13,020
    2,500    Royal Dutch Petroleum Co. (ADR) (Netherlands).....       151,094
                                                                  -----------
                                                                      734,554
                                                                  -----------
             INTERNATIONAL BANKS (0.3%)
      650    Asahi Bank, Ltd. (ADR) (Japan)*...................        40,056
      300    Fuji Bank, Ltd. (ADR) (Japan).....................        29,147
      900    Sakura Bank, Ltd. (ADR) (Japan)*..................        52,144
                                                                  -----------
                                                                      121,347
                                                                  -----------
             INTERNET SERVICES (9.1%)
      300    Agency.com, Inc.*.................................        15,412
      300    Akamai Technologies, Inc.*........................        98,287
      500    Allaire Corp.*....................................        73,156
    3,300    America Online, Inc.*.............................       248,944
      800    Ariba, Inc.*......................................       141,600
      700    Art Technology Group, Inc.*.......................        91,044
      550    Broadbase Software, Inc.*.........................        61,050
    1,400    BroadVision, Inc.*................................       238,087
NUMBER OF
 SHARES                                                              VALUE
------------------------------------------------------------------------------
      100    C-Bridge Internet Solutions, Inc.*................   $     4,950
      800    Calico Commerce, Inc.*............................        42,300
      400    iManage, Inc.*....................................        13,050
      600    Inktomi Corp.*....................................        53,175
       80    Internet Capital Group, Inc.*.....................        13,565
      700    Kana Communications, Inc.*........................       143,019
      100    Liberate Technologies, Inc.*......................        25,625
    1,641    Lycos, Inc.*......................................       130,562
      300    OnDisplay, Inc.*..................................        27,150
    1,000    Portal Software, Inc.*............................       102,500
      380    Preview Systems, Inc.*............................        24,320
      600    Quest Software, Inc.*.............................        59,775
      650    RealNetworks, Inc.*...............................        78,203
      800    Scient Corp.*.....................................        68,600
    2,050    USWeb Corp.*......................................        91,097
    3,400    VeriSign, Inc.*...................................       649,825
    2,000    Vignette Corp.*...................................       325,875
    1,500    Yahoo! Inc.*......................................       649,031
                                                                  -----------
                                                                    3,470,202
                                                                  -----------
             INVESTMENT BANKERS/BROKERS/SERVICES (1.8%)
    2,310    Donaldson, Lufkin & Jenrette, Inc.................       111,746
    2,850    Goldman Sachs Group, Inc. (The)...................       268,434
    2,300    Lehman Brothers Holdings, Inc.....................       194,781
      800    Merrill Lynch & Co., Inc..........................        66,800
      875    Paine Webber Group, Inc...........................        33,961
                                                                  -----------
                                                                      675,722
                                                                  -----------
             LIFE INSURANCE (0.1%)
      700    Lincoln National Corp.............................        28,000
                                                                  -----------
             MAJOR BANKS (0.8%)
    2,500    Bank of New York Co., Inc.........................       100,000
    2,800    Chase Manhattan Corp. (The).......................       217,525
                                                                  -----------
                                                                      317,525
                                                                  -----------
             MAJOR PHARMACEUTICALS (1.3%)
    3,150    American Home Products Corp.......................       124,228
    1,300    Merck & Co., Inc.*................................        87,181
    3,575    Warner-Lambert Co.................................       292,927
                                                                  -----------
                                                                      504,336
                                                                  -----------
             MAJOR U.S. TELECOMMUNICATIONS (0.1%)
    1,050    MCI WorldCom, Inc.*...............................        55,650
                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - AGGRESSIVE EQUITY PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                              VALUE
------------------------------------------------------------------------------
             MARINE TRANSPORTATION (0.3%)
    2,800    Tidewater, Inc....................................   $   100,800
                                                                  -----------
             MEDIA CONGLOMERATES (0.6%)
    2,000    News Corporation Ltd. (The) (ADR) (Australia).....        76,500
      125    Viacom, Inc. (Class A)*...........................         7,555
    2,375    Viacom, Inc. (Class B)*...........................       143,539
                                                                  -----------
                                                                      227,594
                                                                  -----------
             MEDICAL SPECIALTIES (0.7%)
    1,400    Cytyc Corp.*......................................        85,575
    4,500    Inhale Therapeutic Systems, Inc.*.................       191,531
                                                                  -----------
                                                                      277,106
                                                                  -----------
             MEDICAL/DENTAL DISTRIBUTORS (0.1%)
      300    SciQuest.com, Inc.*...............................        23,850
                                                                  -----------
             MID - SIZED BANKS (0.1%)
    1,060    Northern Trust Corp...............................        56,577
                                                                  -----------
             MILITARY/GOV'T/TECHNICAL (0.6%)
    2,200    General Motors Corp. (Class H)*...................       211,200
                                                                  -----------
             MOVIES/ENTERTAINMENT (0.3%)
    1,500    Westwood One, Inc.*...............................       114,000
                                                                  -----------
             MULTI-LINE INSURANCE (0.7%)
    2,550    American International Group, Inc.................       275,719
                                                                  -----------
             NEWSPAPERS (0.6%)
    1,270    Dow Jones & Co., Inc..............................        86,360
    2,000    New York Times Co. (The) (Class A)................        98,250
    1,050    Tribune Co........................................        57,816
                                                                  -----------
                                                                      242,426
                                                                  -----------
             OFFICE EQUIPMENT/SUPPLIES (0.5%)
    2,400    Avery Dennison Corp...............................       174,900
                                                                  -----------
             OIL & GAS PRODUCTION (0.4%)
    1,900    Devon Energy Corp.................................        62,463
    3,100    EOG Resources, Inc................................        54,444
    2,930    Union Pacific Resources Group, Inc................        37,358
                                                                  -----------
                                                                      154,265
                                                                  -----------
             OIL/GAS TRANSMISSION (0.5%)
    4,000    Enron Corp........................................       177,500
                                                                  -----------
             OILFIELD SERVICES/EQUIPMENT (2.3%)
    3,500    BJ Services Co.*..................................       146,344
    2,800    Cooper Cameron Corp.*.............................       137,025
NUMBER OF
 SHARES                                                              VALUE
------------------------------------------------------------------------------
    4,200    Halliburton Co....................................   $   169,050
    2,900    Schlumberger Ltd..................................       163,125
    2,380    Smith International, Inc.*........................       118,256
    3,800    Weatherford International, Inc.*..................       151,763
                                                                  -----------
                                                                      885,563
                                                                  -----------
             OTHER CONSUMER SERVICES (0.4%)
    1,600    Preview Travel, lnc.*.............................        83,400
    1,400    Ticketmaster Online-CitySearch, Inc.
               (Series B)*.....................................        53,813
                                                                  -----------
                                                                      137,213
                                                                  -----------
             OTHER METALS/MINERALS (0.4%)
    6,470    Inco Ltd. (Canada)*...............................       152,045
                                                                  -----------
             OTHER PHARMACEUTICALS (1.1%)
      700    Biovail Corporation International (Canada)*.......        65,625
    4,240    Forest Laboratories, Inc.*........................       260,495
    1,500    Teva Pharmaceutical Industries Ltd. (ADR)
               (Israel)........................................       107,250
                                                                  -----------
                                                                      433,370
                                                                  -----------
             OTHER SPECIALTY STORES (0.8%)
    2,600    Tiffany & Co......................................       232,050
    1,820    Zale Corp.*.......................................        88,043
                                                                  -----------
                                                                      320,093
                                                                  -----------
             OTHER TELECOMMUNICATIONS (2.9%)
    1,100    Aerial Communications, Inc.*......................        66,894
    1,000    COLT Telecom Group PLC (ADR) (United Kingdom)*....       203,875
    1,550    Covad Communications Group, Inc.*.................        86,219
      600    Mannesmann AG (ADR) (Germany).....................       145,200
    3,000    McLeodUSA, Inc. (Class A)*........................       176,250
      125    NTL Inc.*.........................................        15,563
    2,900    PanAmSat Corp.*...................................       171,281
      600    Qwest Communications International, Inc.*.........        25,763
    1,400    RCN Corp.*........................................        67,813
    1,975    Sonera Corp. (ADR) (Finland)*.....................       136,769
                                                                  -----------
                                                                    1,095,627
                                                                  -----------
             PACKAGE GOODS/COSMETICS (0.3%)
    2,000    Colgate-Palmolive Co..............................       130,000
                                                                  -----------
             PAPER (0.3%)
    1,900    Champion International Corp.......................       117,681
                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - AGGRESSIVE EQUITY PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                              VALUE
------------------------------------------------------------------------------
             PRECISION INSTRUMENTS (0.2%)
      600    PE Corporation-PE Biosystems Group................   $    72,188
                                                                  -----------
             RECREATIONAL PRODUCTS/TOYS (0.4%)
    2,000    Electronic Arts Inc.*.............................       168,000
                                                                  -----------
             SEMICONDUCTORS (1.4%)
      700    Broadcom Corp. (Class A)*.........................       190,619
    2,380    Conexant Systems, Inc.*...........................       157,229
      418    SDL, Inc.*........................................        91,124
      520    STMicroelectronics NV (Netherlands)...............        78,748
                                                                  -----------
                                                                      517,720
                                                                  -----------
             TELECOMMUNICATIONS (0.8%)
      500    Japan Telecom Co., Ltd. (ADR) (Japan).............        40,125
    2,050    Nippon Telegraph & Telephone Corp. (ADR)
               (Japan).........................................       176,556
      850    Telefonos de Mexico S.A. (Series L) (ADR)
               (Mexico)........................................        95,625
                                                                  -----------
                                                                      312,306
                                                                  -----------
             TELECOMMUNICATIONS EQUIPMENT (6.8%)
    1,700    Alcatel (ADR) (France)............................        76,500
    2,000    American Tower Corp. (Class A)*...................        61,125
      710    CIENA Corp.*......................................        40,825
    1,400    Comverse Technology, Inc.*........................       202,563
    2,800    Corning Inc.......................................       361,025
    5,300    Ericsson (L.M.) Telefonaktiebolaqet (ADR)
               (Sweden)........................................       347,813
    1,050    General Instrument Corp.*.........................        89,250
    1,400    Harmonic, Inc.*...................................       132,650
    2,600    Motorola, Inc.....................................       382,850
      100    Next Level Communications, Inc.*..................         7,494
    2,300    Nokia Corp. (ADR) (Finland).......................       437,000
    1,600    Nortel Networks Corp. (Canada)....................       161,600
    2,400    RF Micro Devices, Inc.*...........................       163,800
    2,100    Scientific-Atlanta, Inc...........................       116,813
      200    Sycamore Networks, Inc.*..........................        60,726
                                                                  -----------
                                                                    2,642,034
                                                                  -----------

             TOTAL COMMON STOCKS
             (IDENTIFIED COST $25,476,009).....................   $32,857,922
                                                                  -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                            VALUE
------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS (12.8%)
             U.S. GOVERNMENT AGENCY (a) (12.3%)
 $  4,700    Federal Home Mortgage Corp. 1.50% due 01/03/00
               (AMORTIZED COST $4,699,608).....................   $ 4,699,608
                                                                  -----------

             REPURCHASE AGREEMENT (0.5%)
      185    The Bank of New York 1.50% due 01/03/00 (dated
               12/31/99; proceeds $185,292) (b)
               (IDENTIFIED COST $185,269)......................       185,269
                                                                  -----------

             TOTAL SHORT-TERM INVESTMENTS
             (IDENTIFIED COST $4,884,877)......................     4,884,877
                                                                  -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $30,360,886) (c)..........................................................   98.8%    37,742,799

OTHER ASSETS IN EXCESS OF LIABILITIES......................................................    1.2        454,577
                                                                                             -----   ------------

NET ASSETS.................................................................................  100.0%  $ 38,197,376
                                                                                             -----   ------------
                                                                                             -----   ------------

---------------------

ADR   American Depository Receipt.
 *    Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $129,953 U.S. Treasury Bond 11.25% due 02/15/15 valued at $189,122.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $7,598,493 and the aggregate gross unrealized depreciation is $216,580, resulting in net unrealized appreciation of $7,381,913.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (67.0%)
           ADVERTISING (1.4%)
 140,000   Young & Rubicam, Inc...................................................................  $  9,905,000
                                                                                                    ------------
           BIOTECHNOLOGY (0.1%)
   7,500   PE Corp-Celera Genomics Group*.........................................................     1,117,500
                                                                                                    ------------
           BUILDING MATERIALS/D I Y CHAINS (1.5%)
 162,150   Home Depot, Inc. (The).................................................................    11,117,409
                                                                                                    ------------
           CABLE TELEVISION (1.0%)
  94,300   MediaOne Group, Inc.*..................................................................     7,243,419
                                                                                                    ------------
           CASINO/GAMBLING (0.5%)
 322,000   Park Place Entertainment Corp.*........................................................     4,025,000
                                                                                                    ------------
           CATALOG/SPECIALTY DISTRIBUTION (0.1%)
  56,400   Webvan Group Inc.*.....................................................................       912,975
                                                                                                    ------------
           CLOTHING/SHOE/ACCESSORY STORES (1.2%)
 192,825   Gap, Inc. (The)........................................................................     8,869,950
                                                                                                    ------------
           COMPUTER COMMUNICATIONS (1.5%)
 105,500   Cisco Systems, Inc.*...................................................................    11,295,094
                                                                                                    ------------
           COMPUTER SOFTWARE (4.0%)
 140,000   Adobe Systems, Inc.....................................................................     9,415,000
  78,500   Microsoft Corp.*.......................................................................     9,159,969
 260,100   Novell, Inc.*..........................................................................    10,371,487
                                                                                                    ------------
                                                                                                      28,946,456
                                                                                                    ------------
           CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (0.7%)
 120,000   PACCAR, Inc............................................................................     5,310,000
                                                                                                    ------------
           CONSUMER ELECTRONICS/
           APPLIANCES (1.5%)
 100,100   Maytag Corp............................................................................     4,804,800
  94,200   Whirlpool Corp.........................................................................     6,128,887
                                                                                                    ------------
                                                                                                      10,933,687
                                                                                                    ------------
           CONTRACT DRILLING (0.7%)
 169,000   Diamond Offshore Drilling, Inc.........................................................     5,165,062
                                                                                                    ------------
           DISCOUNT CHAINS (1.1%)
  84,500   Costco Wholesale Corp.*................................................................     7,705,344
                                                                                                    ------------
           DIVERSIFIED ELECTRONIC PRODUCTS (0.7%)
 109,000   Rockwell International Corp............................................................     5,218,375
                                                                                                    ------------
           DIVERSIFIED FINANCIAL SERVICES (3.1%)
  48,400   American Express Co....................................................................     8,046,500
 210,600   AXA Financial, Inc.....................................................................     7,134,075
 141,200   Citigroup, Inc.........................................................................     7,845,425
                                                                                                    ------------
                                                                                                      23,026,000
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           DIVERSIFIED MANUFACTURING (1.5%)
 107,250   Honeywell International Inc............................................................  $  6,186,984
 129,400   Tyco International Ltd. (Bermuda)......................................................     5,030,425
                                                                                                    ------------
                                                                                                      11,217,409
                                                                                                    ------------
           E.D.P. PERIPHERALS (1.7%)
 110,800   EMC Corp.*.............................................................................    12,104,900
                                                                                                    ------------
           ELECTRONIC DATA PROCESSING (2.9%)
 148,000   Dell Computer Corp.*...................................................................     7,538,750
 178,200   Sun Microsystems, Inc.*................................................................    13,788,225
                                                                                                    ------------
                                                                                                      21,326,975
                                                                                                    ------------
           ELECTRONIC PRODUCTION EQUIPMENT (1.6%)
 160,700   Jabil Circuit, Inc.*...................................................................    11,731,100
                                                                                                    ------------
           ENVIRONMENTAL SERVICES (0.2%)
 126,500   Allied Waste Industries, Inc.*.........................................................     1,114,781
                                                                                                    ------------
           INTEGRATED OIL COMPANIES (3.5%)
  71,800   Atlantic Richfield Co..................................................................     6,210,700
  82,245   Exxon Mobil Corp.......................................................................     6,625,863
 114,000   Kerr-McGee Corp........................................................................     7,068,000
 160,700   Unocal Corp............................................................................     5,393,494
                                                                                                    ------------
                                                                                                      25,298,057
                                                                                                    ------------
           INTERNET SERVICES (2.8%)
 135,800   America Online, Inc.*..................................................................    10,244,412
 115,200   Inktomi Corp.*.........................................................................    10,209,600
                                                                                                    ------------
                                                                                                      20,454,012
                                                                                                    ------------
           INVESTMENT BANKERS/BROKERS/
           SERVICES (1.0%)
  83,800   Merrill Lynch & Co., Inc...............................................................     6,997,300
                                                                                                    ------------
           MAJOR BANKS (2.7%)
  79,500   Chase Manhattan Corp. (The)............................................................     6,176,156
 197,500   Mellon Financial Corp..................................................................     6,727,344
 159,700   Wells Fargo & Co.......................................................................     6,457,869
                                                                                                    ------------
                                                                                                      19,361,369
                                                                                                    ------------
           MAJOR CHEMICALS (1.8%)
  51,900   Dow Chemical Co........................................................................     6,935,138
  92,700   Du Pont (E.I.) de Nemours & Co., Inc...................................................     6,106,613
                                                                                                    ------------
                                                                                                      13,041,751
                                                                                                    ------------
           MAJOR PHARMACEUTICALS (4.4%)
 156,800   Abbott Laboratories....................................................................     5,693,800
 121,437   Johnson & Johnson......................................................................    11,308,821
 101,200   Merck & Co., Inc.......................................................................     6,786,725

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
 102,800   Warner-Lambert Co......................................................................  $  8,423,175
                                                                                                    ------------
                                                                                                      32,212,521
                                                                                                    ------------
           MAJOR U.S. TELECOMMUNICATIONS (1.9%)
 136,100   AT&T Corp..............................................................................     6,907,075
 128,850   MCI WorldCom, Inc.*....................................................................     6,829,050
                                                                                                    ------------
                                                                                                      13,736,125
                                                                                                    ------------
           MANAGED HEALTH CARE (1.3%)
 300,000   Oxford Health Plans, Inc.*.............................................................     3,806,250
  85,600   Wellpoint Health Networks, Inc.*.......................................................     5,644,250
                                                                                                    ------------
                                                                                                       9,450,500
                                                                                                    ------------
           MEDIA CONGLOMERATES (1.4%)
 341,500   Disney (Walt) Co.......................................................................     9,988,875
                                                                                                    ------------
           MULTI-LINE INSURANCE (1.0%)
  70,000   American International Group, Inc......................................................     7,568,750
                                                                                                    ------------
           MULTI-SECTOR COMPANIES (1.3%)
  59,200   General Electric Co....................................................................     9,161,200
                                                                                                    ------------
           OFFICE EQUIPMENT/SUPPLIES (0.4%)
 132,000   Xerox Corp.............................................................................     2,994,750
                                                                                                    ------------
           OILFIELD SERVICES/EQUIPMENT (0.9%)
 136,000   Smith International, Inc.*.............................................................     6,757,500
                                                                                                    ------------
           OTHER SPECIALTY STORES (1.8%)
 219,800   Bed Bath & Beyond Inc.*................................................................     7,610,575
 120,000   Williams-Sonoma, Inc.*.................................................................     5,520,000
                                                                                                    ------------
                                                                                                      13,130,575
                                                                                                    ------------
           PACKAGE GOODS/COSMETICS (1.2%)
 134,700   Colgate-Palmolive Co...................................................................     8,755,500
                                                                                                    ------------
           PACKAGED FOODS (0.8%)
 158,800   General Mills, Inc.....................................................................     5,677,100
                                                                                                    ------------
           PAPER (2.5%)
 161,200   Boise Cascade Corp.....................................................................     6,528,600
 111,100   Champion International Corp............................................................     6,881,256
 110,000   Willamette Industries, Inc.............................................................     5,108,125
                                                                                                    ------------
                                                                                                      18,517,981
                                                                                                    ------------
           PRECIOUS METALS (1.8%)
 251,000   Barrick Gold Corp. (Canada)............................................................     4,439,563
 216,000   Homestake Mining Co....................................................................     1,687,500
 150,000   Newmont Mining Corp....................................................................     3,675,000
 293,000   Placer Dome Inc. (Canada)..............................................................     3,149,750
                                                                                                    ------------
                                                                                                      12,951,813
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           PRECISION INSTRUMENTS (2.8%)
 170,000   PE Corp. PE Biosystems Group...........................................................  $ 20,453,125
                                                                                                    ------------
           SAVINGS & LOAN ASSOCIATIONS (0.9%)
 203,700   Golden West Financial Corp.............................................................     6,823,950
                                                                                                    ------------
           SEMICONDUCTORS (2.0%)
  84,600   Intel Corp.............................................................................     6,958,350
  46,700   PMC - Sierra, Inc. (Canada)*...........................................................     7,483,675
                                                                                                    ------------
                                                                                                      14,442,025
                                                                                                    ------------
           TELECOMMUNICATIONS EQUIPMENT (1.8%)
  60,000   General Instrument Corp.*..............................................................     5,100,000
 104,300   Lucent Technologies Inc................................................................     7,802,944
                                                                                                    ------------
                                                                                                      12,902,944
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $315,890,283).........................................................   488,964,159
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           CORPORATE BONDS (6.9%)
           AEROSPACE (0.3%)
 $ 2,000   Lockheed Martin Corp.
             8.20% due 12/01/09...................................................................     1,992,380
                                                                                                    ------------
           DISCOUNT CHAINS (0.3%)
   2,500   Wal-Mart Stores, Inc.
             6.875% due 08/10/09..................................................................     2,435,025
                                                                                                    ------------
           DIVERSIFIED FINANCIAL SERVICES (0.5%)
   1,000   General Electric Capital Corp.
             6.52% due 10/08/02...................................................................       988,670
   1,000   General Motors Acceptance Corp.
             6.75% due 12/10/02...................................................................       988,670
   1,000   IBM Credit Corp.
             6.64% due 10/29/01...................................................................       996,640
   1,000   Textron Financial Corp.
             7.125% due 12/09/04..................................................................       987,640
                                                                                                    ------------
                                                                                                       3,961,620
                                                                                                    ------------
           ELECTRIC UTILITIES (0.4%)
   1,000   FPL Group Capital, Inc.
             7.375% due 06/01/09..................................................................       985,340
   1,000   Public Service Electric & Gas Co.
             6.00% due 05/01/00...................................................................       998,260

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
 $ 1,000   Utilicorp United Inc.
             7.00% due 07/15/04...................................................................  $    963,750
                                                                                                    ------------
                                                                                                       2,947,350
                                                                                                    ------------
           FINANCE COMPANIES (0.8%)
   1,000   Finova Capital Corp.
             7.625% due 09/21/09..................................................................       981,790
   1,000   Ford Motor Credit Co.
             6.375% due 11/05/08..................................................................       924,240
   1,000   Heller Financial Inc.
             5.75% due 09/25/01...................................................................       978,410
   2,000   Household Finance Corp.
             6.50% due 11/15/08...................................................................     1,850,760
   1,500   Norwest Financial, Inc.
             6.375% due 07/16/02..................................................................     1,478,610
                                                                                                    ------------
                                                                                                       6,213,810
                                                                                                    ------------
           FOOD DISTRIBUTORS (0.2%)
   1,460   Shoppers Food Warehouse Corp.
             9.75% due 06/15/04...................................................................     1,563,835
                                                                                                    ------------
           INTEGRATED OIL COMPANIES (0.4%)
   1,000   Amerada Hess Corp.
             7.875% due 10/01/29..................................................................       977,480
   2,000   Conoco Inc.
             6.95% due 04/15/29...................................................................     1,801,940
                                                                                                    ------------
                                                                                                       2,779,420
                                                                                                    ------------
           INVESTMENT BANKERS/BROKERS/ SERVICES (0.3%)
   1,000   Paine Webber Group, Inc.
             8.875% due 03/15/05..................................................................     1,038,740
   1,000   Paine Webber Group, Inc.
             7.625% due 12/01/09..................................................................       973,620
                                                                                                    ------------
                                                                                                       2,012,360
                                                                                                    ------------
           MAJOR BANKS (0.9%)
   1,000   Banc One Corp.
             8.74% due 09/15/03...................................................................     1,041,640
   1,000   BankAmerica Institutional-144A**
             8.07% due 12/31/26...................................................................       940,320
   1,000   Fleet Boston Corp.
             7.375% due 12/01/09..................................................................       978,750
   1,000   Keycorp Capital III
             7.75% due 07/15/29...................................................................       928,970
   1,000   Society Corp.
             8.125% due 06/15/02..................................................................     1,019,850
PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
 $ 1,500   U.S. Bancorp
             6.75% due 10/15/05...................................................................  $  1,448,850
                                                                                                    ------------
                                                                                                       6,358,380
                                                                                                    ------------
           MAJOR CHEMICALS (0.1%)
   1,000   Du Pont (E.I.) De Nemours & Co., Inc.
             6.875% due 10/15/09..................................................................       967,540
                                                                                                    ------------
           MAJOR PHARMACEUTICALS (0.3%)
   1,000   Abbott Laboratories
             6.40% due 12/01/06...................................................................       960,950
   1,000   Johnson & Johnson
             6.95% due 09/01/29...................................................................       943,350
                                                                                                    ------------
                                                                                                       1,904,300
                                                                                                    ------------
           MAJOR U.S. TELECOMMUNICATIONS (0.4%)
   1,000   MCI WorldCom, Inc.
             6.125% due 08/15/01..................................................................       987,910
   1,000   MCI WorldCom, Inc.
             7.55% due 04/01/04...................................................................     1,013,250
   1,000   Sprint Capital Corp.
             6.875% due 11/15/28..................................................................       889,730
                                                                                                    ------------
                                                                                                       2,890,890
                                                                                                    ------------
           MID-SIZED BANKS (0.1%)
   1,000   Compass Bank
             8.10% due 08/15/09...................................................................     1,010,200
                                                                                                    ------------
           OIL/GAS TRANSMISSION (0.4%)
   1,000   Enron Corp.
             7.125% due 05/15/07..................................................................       964,520
   1,000   Williams Companies, Inc. (The)
             7.625% due 07/15/19..................................................................       959,980
   1,000   Yosemite Securities Trust I - 144A**
             8.25% due 11/15/04...................................................................       985,890
                                                                                                    ------------
                                                                                                       2,910,390
                                                                                                    ------------
           OTHER TELECOMMUNICATIONS (0.3%)
   1,000   U.S. West Capital Funding, Inc.
             6.875% due 07/15/28..................................................................       875,930
   1,000   U.S. West Capital Funding, Inc.- 144A**
             6.875% due 08/15/01..................................................................       995,840
                                                                                                    ------------
                                                                                                       1,871,770
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           PACKAGE GOODS/COSMETICS (0.3%)
 $ 1,000   Proctor & Gamble Co.
             6.60% due 12/15/04...................................................................  $    985,000
   1,000   Proctor & Gamble Co.
             6.45% due 01/15/26...................................................................       881,170
                                                                                                    ------------
                                                                                                       1,866,170
                                                                                                    ------------
           RAILROADS (0.6%)
   1,000   Norfolk Southern Corp.
             6.70% due 05/01/00...................................................................     1,000,570
   1,909   Southern Pacific Transportation Co. (Series B)
             7.28% due 04/30/15...................................................................     1,821,789
   1,000   Union Pacific Corp.
             6.34% due 11/25/03...................................................................       958,700
   1,000   Union Pacific Corp.
             6.79% due 11/09/07...................................................................       946,220
                                                                                                    ------------
                                                                                                       4,727,279
                                                                                                    ------------
           UTILITIES (0.3%)
   2,000   Arizona Public Service Co.
             5.875% due 02/15/04..................................................................     1,894,120
                                                                                                    ------------

           TOTAL CORPORATE BONDS
           (IDENTIFIED COST $51,354,835)..........................................................    50,306,839
                                                                                                    ------------

           U.S. GOVERNMENT & AGENCY OBLIGATIONS (13.1%)
   2,500   Federal Farm Credit Bank
             6.00% due 10/01/01...................................................................     2,479,225
   3,000   Federal Home Loan Banks
             4.875% due 01/22/02..................................................................     2,903,730
   4,000   Federal Home Loan Mortgage Corp.
             5.125% due 10/15/08..................................................................     3,494,680
   4,000   Federal Home Loan Mortgage Corp.
             6.625% due 09/15/09..................................................................     3,878,880
   4,000   Federal Home Loan Mortgage Corp.
             6.75% due 09/15/29...................................................................     3,784,880
   3,000   Federal National Mortgage Assoc.
             5.625% due 05/14/04..................................................................     2,860,680
   4,500   Federal National Mortgage Assoc.
             6.16% due 08/07/28...................................................................     3,906,000
PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
 $20,100   U.S. Treasury Bond
             6.25% due 08/15/23...................................................................  $ 18,950,481
   2,500   U.S. Treasury Bond
             7.25% due 05/15/16...................................................................     2,610,500
  18,500   U.S. Treasury Note
             4.00% due 10/31/00...................................................................    18,200,300
   7,000   U.S. Treasury Note
             5.375% due 02/15/01..................................................................     6,942,810
   1,000   U.S. Treasury Note
             5.625% due 11/30/00..................................................................       996,010
   1,000   U.S. Treasury Note
             6.00% due 08/15/09...................................................................       968,440
   2,000   U.S. Treasury Note
             6.25% due 01/31/02...................................................................     1,999,820
   1,000   U.S. Treasury Note
             6.25% due 08/31/02...................................................................       998,830
   1,000   U.S. Treasury Note
             6.25% due 02/15/03...................................................................       997,070
   1,000   U.S. Treasury Note
             6.375% due 08/15/02..................................................................     1,001,220
   5,000   U.S. Treasury Note
             6.50% due 08/15/05...................................................................     4,998,100
   3,000   U.S. Treasury Note
             6.50% due 10/15/06...................................................................     2,988,300
   1,000   U.S. Treasury Note
             6.625% due 05/15/07..................................................................     1,003,570
   3,300   U.S. Treasury Note
             7.00% due 07/15/06...................................................................     3,377,121
   1,000   U.S. Treasury Note
             7.25% due 05/15/04...................................................................     1,030,070
   2,000   U.S. Treasury Note
             7.25% due 08/15/04...................................................................     2,062,160
   3,000   U.S. Treasury Note
             7.875% due 11/15/04..................................................................     3,170,880
                                                                                                    ------------

           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
           (IDENTIFIED COST $97,183,055)..........................................................    95,603,757
                                                                                                    ------------

           SHORT-TERM INVESTMENTS (a) (12.6%)
           U.S. GOVERNMENT AGENCIES
  17,300   Federal Home Loan Mortgage Corp. 1.50% due 01/03/00....................................    17,298,558
  25,000   Federal Home Loan Mortgage Corp. 4.75% due 01/21/00....................................    24,934,028

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
 $50,000   Federal Home Loan Mortgage Corp. 5.75% due 01/14/00....................................  $ 49,896,181
                                                                                                    ------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $92,128,767)..........................................................    92,128,767
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $556,556,940) (b)........................................................   99.6%    727,003,522

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.4       2,697,154
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 729,700,676
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $186,481,408 and the aggregate gross unrealized depreciation is $16,034,826, resulting in net unrealized appreciation of $170,446,582.

                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


                                   MONEY      SHORT-TERM     QUALITY         HIGH
                                   MARKET        BOND      INCOME PLUS       YIELD
--------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at
  value*......................  $435,151,748  $3,140,109   $453,582,261  $ 273,567,655
Cash..........................        26,264      14,682         61,775       --
Receivable for:
    Shares of beneficial
      interest sold...........       616,881      --             72,932         95,427
    Dividends.................       --           --            --            --
    Interest..................       922,000      26,482      7,681,690      6,603,942
    Foreign withholding taxes
      reclaimed...............       --           --            --            --
Prepaid expenses and other
  assets......................         3,770          13          5,356         10,946
Receivable from affiliate.....       --           14,713        --            --
                                ------------  ----------   ------------  -------------
     TOTAL ASSETS.............   436,720,663   3,195,999    461,404,014    280,277,970
                                ------------  ----------   ------------  -------------
LIABILITIES:
Payable for:
    Investments purchased.....       --           --          4,899,896       --
    Shares of beneficial
      interest repurchased....       846,256         126        116,747        192,582
    Investment management
      fee.....................       184,663       1,230        196,851        119,307
    Foreign taxes.............       --           --            --            --
Payable to bank...............       --           --            --             240,010
Accrued expenses and other
  payables....................        46,633      20,054         58,669         42,599
                                ------------  ----------   ------------  -------------
     TOTAL LIABILITIES........     1,077,552      21,410      5,272,163        594,498
                                ------------  ----------   ------------  -------------
NET ASSETS:
Paid-in-capital...............   435,642,922   3,194,562    502,150,505    444,739,170
Accumulated undistributed net
  investment income (loss)....           189      --             47,349         21,347
Accumulated undistributed net
  realized gain (loss)........       --           (2,927)   (28,070,952)   (39,494,968)
Net unrealized appreciation
  (depreciation)..............       --          (17,046)   (17,995,051)  (125,582,077)
                                ------------  ----------   ------------  -------------
     NET ASSETS...............  $435,643,111  $3,174,589   $456,131,851  $ 279,683,472
                                ============  ==========   ============  =============
     *IDENTIFIED COST.........  $435,151,748  $3,157,155   $471,577,312  $ 399,149,732
                                ============  ==========   ============  =============
     SHARES OF BENEFICIAL
     INTEREST OUTSTANDING.....   435,642,922     321,327     46,275,518     64,650,109
                                ============  ==========   ============  =============
NET ASSET VALUE PER SHARE
(UNLIMITED AUTHORIZED SHARES
OF $.01 PAR VALUE)............         $1.00       $9.88          $9.86          $4.33
                                ============  ==========   ============  =============
------------------

**   Includes foreign cash of $231,474.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                            GLOBAL
                                                INCOME        DIVIDEND       CAPITAL       DIVIDEND      EUROPEAN      PACIFIC
                                 UTILITIES      BUILDER        GROWTH         GROWTH        GROWTH        GROWTH        GROWTH
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at
  value*......................  $579,661,666  $84,301,544  $2,032,220,460  $171,210,846  $505,698,022  $577,990,368  $115,764,482
Cash..........................        78,696       63,133          34,463        94,005       115,446       147,307       402,221**
Receivable for:
    Shares of beneficial
      interest sold...........       326,622        3,415         322,849        92,832       294,277     1,257,928       187,713
    Dividends.................       925,047      178,599       3,236,760        37,100       910,755       165,349        69,576
    Interest..................       934,167      354,409        --             --              8,370         7,625         8,593
    Foreign withholding taxes
      reclaimed...............       --           --             --             --            418,952       742,120       --
Prepaid expenses and other
  assets......................         4,972        2,976          10,454           866         3,635         3,202         1,621
Receivable from affiliate.....       --           --             --             --            --            --            --
                                ------------  -----------  --------------  ------------  ------------  ------------  ------------
     TOTAL ASSETS.............   581,931,170   84,904,076   2,035,824,986   171,435,649   507,449,457   580,313,899   116,434,206
                                ------------  -----------  --------------  ------------  ------------  ------------  ------------
LIABILITIES:
Payable for:
    Investments purchased.....       --           --             --             --            --            --            --
    Shares of beneficial
      interest repurchased....     1,086,854    3,218,681       1,025,158        60,327       157,168       111,920       138,588
    Investment management
      fee.....................       309,984       50,249         888,267        88,628       312,366       444,550        90,029
    Foreign taxes.............       --           --             --             --            --            --            227,152
Payable to bank...............       --           --             --             --            --            --            --
Accrued expenses and other
  payables....................        47,380       18,810          97,634        35,278        50,433        52,662        51,053
                                ------------  -----------  --------------  ------------  ------------  ------------  ------------
     TOTAL LIABILITIES........     1,444,218    3,287,740       2,011,059       184,233       519,967       609,132       506,822
                                ------------  -----------  --------------  ------------  ------------  ------------  ------------
NET ASSETS:
Paid-in-capital...............   304,719,624   81,516,823   1,797,142,512   103,542,597   415,510,169   318,747,452   129,299,287
Accumulated undistributed net
  investment income (loss)....           (19)     107,871             112        31,127       900,043     3,279,390       503,902
Accumulated undistributed net
  realized gain (loss)........    33,679,469     (843,740)    336,544,017    30,521,841    30,870,449    84,991,832   (44,030,449)
Net unrealized appreciation
  (depreciation)..............   242,087,878      835,382     (99,872,714)   37,155,851    59,648,829   172,686,093    30,154,644
                                ------------  -----------  --------------  ------------  ------------  ------------  ------------
     NET ASSETS...............  $580,486,952  $81,616,336  $2,033,813,927  $171,251,416  $506,929,490  $579,704,767  $115,927,384
                                ============  ===========  ==============  ============  ============  ============  ============
     *IDENTIFIED COST.........  $337,573,788  $83,466,162  $2,132,093,174  $134,054,995  $446,036,550  $405,272,942  $ 85,385,117
                                ============  ===========  ==============  ============  ============  ============  ============
     SHARES OF BENEFICIAL
     INTEREST OUTSTANDING.....    25,350,647    7,134,358     111,002,887     7,216,296    35,107,218    18,423,170    13,698,224
                                ============  ===========  ==============  ============  ============  ============  ============
NET ASSET VALUE PER SHARE
(UNLIMITED AUTHORIZED SHARES
OF $.01 PAR VALUE)............        $22.90       $11.44          $18.32        $23.73        $14.44        $31.47         $8.46
                                ============  ===========  ==============  ============  ============  ============  ============


                                    EQUITY
                                --------------
------------------------------
ASSETS:
Investments in securities, at
  value*......................  $2,083,635,181
Cash..........................        --
Receivable for:
    Shares of beneficial
      interest sold...........       1,187,700
    Dividends.................         331,468
    Interest..................        --
    Foreign withholding taxes
      reclaimed...............          61,903
Prepaid expenses and other
  assets......................           2,921
Receivable from affiliate.....        --
                                --------------
     TOTAL ASSETS.............   2,085,219,173
                                --------------
LIABILITIES:
Payable for:
    Investments purchased.....        --
    Shares of beneficial
      interest repurchased....       1,287,923
    Investment management
      fee.....................         793,561
    Foreign taxes.............        --
Payable to bank...............        --
Accrued expenses and other
  payables....................          66,304
                                --------------
     TOTAL LIABILITIES........       2,147,788
                                --------------
NET ASSETS:
Paid-in-capital...............   1,138,756,520
Accumulated undistributed net
  investment income (loss)....               2
Accumulated undistributed net
  realized gain (loss)........     287,791,199
Net unrealized appreciation
  (depreciation)..............     656,523,664
                                --------------
     NET ASSETS...............  $2,083,071,385
                                ==============
     *IDENTIFIED COST.........  $1,427,111,517
                                ==============
     SHARES OF BENEFICIAL
     INTEREST OUTSTANDING.....      38,662,789
                                ==============
NET ASSET VALUE PER SHARE
(UNLIMITED AUTHORIZED SHARES
OF $.01 PAR VALUE)............          $53.88
                                ==============

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 1999

                                                COMPETITIVE
                                   S&P 500          EDGE         AGGRESSIVE
                                    INDEX       "BEST IDEAS"       EQUITY       STRATEGIST
--------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at
  value*......................  $185,523,758   $  62,230,336   $  37,742,799   $727,003,522
Cash..........................        71,453          35,873        --               48,473
Receivable for:
    Investments sold..........       --             --                39,938        --
    Shares of beneficial
      interest sold...........       300,216          47,209       1,503,178        221,642
    Dividends.................       154,605          28,354           2,957        613,893
    Interest..................       --             --              --            2,496,816
    Foreign withholding taxes
      reclaimed...............       --               19,874             130        --
    Variation margin..........        15,300        --              --              --
Prepaid expenses and other
  assets......................           936             722              80          7,731
Receivable from affiliate.....       --                  325          20,144        --
                                ------------   -------------   -------------   ------------
     TOTAL ASSETS.............   186,066,268      62,362,693      39,309,226    730,392,077
                                ------------   -------------   -------------   ------------
LIABILITIES:
Payable for:
    Investments purchased.....       --             --             1,050,031        --
    Shares of beneficial
      interest repurchased....         8,946          10,224          16,634        338,659
    Investment management
      fee.....................        59,690          31,938          18,555        302,423
Accrued expenses and other
  payables....................        34,812          25,729          26,630         50,319
                                ------------   -------------   -------------   ------------
     TOTAL LIABILITIES........       103,448          67,891       1,111,850        691,401
                                ------------   -------------   -------------   ------------
NET ASSETS:
Paid-in-capital...............   159,038,798      49,642,862      30,947,469    482,451,455
Accumulated undistributed net
  investment income...........     1,179,906         316,203          49,886             36
Accumulated undistributed net
  realized gain (loss)........       880,162      (1,500,684)       (181,892)    76,802,603
Net unrealized appreciation...    24,863,954      13,836,421       7,381,913    170,446,582
                                ------------   -------------   -------------   ------------
     NET ASSETS...............  $185,962,820   $  62,294,802   $  38,197,376   $729,700,676
                                ============   =============   =============   ============
     *IDENTIFIED COST.........  $160,830,067   $  48,393,113   $  30,360,886   $556,556,940
                                ============   =============   =============   ============
     SHARES OF BENEFICIAL
     INTEREST OUTSTANDING.....    13,846,751       5,036,100       2,621,778     38,207,752
                                ============   =============   =============   ============
NET ASSET VALUE PER SHARE
(UNLIMITED AUTHORIZED SHARES
OF $.01 PAR VALUE)............        $13.43          $12.37          $14.57         $19.10
                                ============   =============   =============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                QUALITY
                                   MONEY        SHORT-TERM       INCOME         HIGH
                                   MARKET         BOND*           PLUS         YIELD
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME:
INTEREST INCOME...............  $22,650,441   $      65,414   $ 35,251,264  $48,360,043
                                -----------   -------------   ------------  -----------
EXPENSES
Investment management fee.....    2,177,536           5,402      2,519,733    1,657,944
Professional fees.............       30,313          20,698         33,243       43,946
Custodian fees................       22,449           1,462         50,636       15,838
Shareholder reports and
  notices.....................       12,057              91         30,115       27,656
Trustees' fees and expenses...          580        --                1,477          895
Transfer agent fees and
  expenses....................          500             500            500          500
Other.........................        4,960             390         12,288       11,664
                                -----------   -------------   ------------  -----------
     TOTAL EXPENSES...........    2,248,395          28,543      2,647,992    1,758,443

Less: amounts
  waived/reimbursed...........      --              (21,062)       --           --
                                -----------   -------------   ------------  -----------
     NET EXPENSES.............    2,248,395           7,481      2,647,992    1,758,443
                                -----------   -------------   ------------  -----------
     NET INVESTMENT INCOME....   20,402,046          57,933     32,603,272   46,601,600
                                -----------   -------------   ------------  -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS):
Net realized gain (loss)......        1,751          (2,927)   (11,840,632)  (7,019,312)
Net change in unrealized
  appreciation/depreciation...      --              (17,046)   (43,753,636) (43,905,004)
                                -----------   -------------   ------------  -----------
     NET GAIN (LOSS)..........        1,751         (19,973)   (55,594,268) (50,924,316)
                                -----------   -------------   ------------  -----------
NET INCREASE (DECREASE).......  $20,403,797   $      37,960   $(22,990,996) $(4,322,716)
                                ===========   =============   ============  ===========
------------------

 *   For the period May 4, 1999 (commencement of operations) through
     December 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                  INCOME        DIVIDEND       CAPITAL
                                 UTILITIES       BUILDER         GROWTH         GROWTH
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME:

INCOME
Interest......................  $ 4,197,616     $2,216,605    $  1,620,114   $    316,122
Dividends.....................   13,715,767**    2,662,275**    51,906,938**      737,148**
                                -----------     ----------    ------------   ------------
     TOTAL INCOME.............   17,913,383      4,878,880      53,527,052      1,053,270
                                -----------     ----------    ------------   ------------
EXPENSES
Investment management fee.....    3,606,185        632,479      11,638,694        922,721
Professional fees.............       37,192         21,699          32,059         31,298
Custodian fees................       29,490         11,604         125,753         48,770
Shareholder reports and
  notices.....................       74,712         10,619         112,969         17,205
Trustees' fees and expenses...        1,608             93           4,979            224
Transfer agent fees and
  expenses....................          500            500             500            500
Other.........................        6,430          2,631          18,157          1,001
                                -----------     ----------    ------------   ------------
     TOTAL EXPENSES...........    3,756,117        679,625      11,933,111      1,021,719

Less: amounts
  waived/reimbursed...........      --              --             --             --
                                -----------     ----------    ------------   ------------
     NET EXPENSES.............    3,756,117        679,625      11,933,111      1,021,719
                                -----------     ----------    ------------   ------------
     NET INVESTMENT INCOME....   14,157,266      4,199,255      41,593,941         31,551
                                -----------     ----------    ------------   ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS):
Net realized gain (loss) on:
    Investments...............   33,719,313        (99,594)    346,534,889     34,213,226
    Futures contracts.........      --              --             --             --
    Foreign exchange
      transactions............      --              --             --             --
                                -----------     ----------    ------------   ------------
     NET GAIN (LOSS)..........   33,719,313        (99,594)    346,534,889     34,213,226
                                -----------     ----------    ------------   ------------
Net change in unrealized
  appreciation/depreciation
  on:
    Investments...............   19,868,085      1,427,366    (441,379,064)     8,664,948
    Futures contracts.........      --              --             --             --
    Translation of forward
      foreign currency
      contracts, other assets
      and liabilities
      denominated in foreign
      currencies..............      --              --             --             --
                                -----------     ----------    ------------   ------------
     NET APPRECIATION
     (DEPRECIATION)...........   19,868,085      1,427,366    (441,379,064)     8,664,948
                                -----------     ----------    ------------   ------------
     NET GAIN (LOSS)..........   53,587,398      1,327,772     (94,844,175)    42,878,174
                                -----------     ----------    ------------   ------------
NET INCREASE (DECREASE).......  $67,744,664     $5,527,027    $(53,250,234)  $ 42,909,725
                                ===========     ==========    ============   ============
------------------

 *   For the period May 4, 1999 (commencement of operations) through
     December 31, 1999.
**   Net of $145,166, $1,961, $233,289, $2,398, $1,105,036, $1,072,606, $74,707,
     $132,091, $13,202, $31,377, $323 and $29,389 foreign withholding tax, respectively.
 +   Net of foreign taxes of $358,642.
++   Net of deferred foreign taxes of $227,152.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 1999

                                   GLOBAL                                                                     COMPETITIVE
                                  DIVIDEND       EUROPEAN       PACIFIC                       S&P 500             EDGE
                                   GROWTH         GROWTH         GROWTH         EQUITY         INDEX          "BEST IDEAS"
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME:

INCOME
Interest......................   $   393,946   $    783,163   $   297,147    $  6,885,294   $   335,970       $   162,274
Dividends.....................    12,957,288**    8,803,062**   1,507,032**     8,369,145**   1,387,842**         405,489**
                                 -----------   ------------   -----------    ------------   -----------       -----------
     TOTAL INCOME.............    13,351,234      9,586,225     1,804,179      15,254,439     1,723,812           567,763
                                 -----------   ------------   -----------    ------------   -----------       -----------
EXPENSES
Investment management fee.....     3,669,864      4,749,793       754,955       7,156,661       457,843           287,991
Professional fees.............        36,132         39,384        39,988          30,846        31,673            31,701
Custodian fees................       273,291        365,495       287,368          88,088        34,275            17,597
Shareholder reports and
  notices.....................        53,451         60,724        23,033          81,064         1,511             1,254
Trustees' fees and expenses...         1,075          1,187           130           3,214           111                30
Transfer agent fees and
  expenses....................           500            500           500             500           688               687
Other.........................        14,949         12,487        24,278           9,136        24,701             2,447
                                 -----------   ------------   -----------    ------------   -----------       -----------
     TOTAL EXPENSES...........     4,049,262      5,229,570     1,130,252       7,369,509       550,802           341,707

Less: amounts
  waived/reimbursed...........       --             --            --              --             (6,902)          (92,742)
                                 -----------   ------------   -----------    ------------   -----------       -----------
     NET EXPENSES.............     4,049,262      5,229,570     1,130,252       7,369,509       543,900           248,965
                                 -----------   ------------   -----------    ------------   -----------       -----------
     NET INVESTMENT INCOME....     9,301,972      4,356,655       673,927       7,884,930     1,179,912           318,798
                                 -----------   ------------   -----------    ------------   -----------       -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS):
Net realized gain (loss) on:
    Investments...............    42,478,449     89,548,742    15,660,462+    301,936,561       213,568          (229,308)
    Futures contracts.........       --             --            --              --            763,726         --
    Foreign exchange
      transactions............       (43,846)      (534,144)      115,262            (335)      --                 (2,474)
                                 -----------   ------------   -----------    ------------   -----------       -----------
     NET GAIN (LOSS)..........    42,434,603     89,014,598    15,775,724     301,936,226       977,294          (231,782)
                                 -----------   ------------   -----------    ------------   -----------       -----------
Net change in unrealized
  appreciation/depreciation
  on:
    Investments...............    15,042,460     39,435,175    28,220,772++   429,853,712    20,616,906        11,841,821
    Futures contracts.........       --             --            --              --             73,136         --
    Translation of forward
      foreign currency
      contracts, other assets
      and liabilities
      denominated in foreign
      currencies..............       (42,860)       (66,572)      159,327         --            --                   (924)
                                 -----------   ------------   -----------    ------------   -----------       -----------
     NET APPRECIATION
     (DEPRECIATION)...........    14,999,600     39,368,603    28,380,099     429,853,712    20,690,042        11,840,897
                                 -----------   ------------   -----------    ------------   -----------       -----------
     NET GAIN (LOSS)..........    57,434,203    128,383,201    44,155,823     731,789,938    21,667,336        11,609,115
                                 -----------   ------------   -----------    ------------   -----------       -----------
NET INCREASE (DECREASE).......   $66,736,175   $132,739,856   $44,829,750    $739,674,868   $22,847,248       $11,927,913
                                 ===========   ============   ===========    ============   ===========       ===========


                                 AGGRESSIVE
                                  EQUITY*       STRATEGIST
                                ---------------------------
------------------------------
NET INVESTMENT INCOME:
INCOME
Interest......................   $   76,001    $ 14,632,265
Dividends.....................       16,939**     4,109,970**
                                 ----------    ------------
     TOTAL INCOME.............       92,940      18,742,235
                                 ----------    ------------
EXPENSES
Investment management fee.....       50,317       3,399,095
Professional fees.............       22,186          31,063
Custodian fees................       19,370          41,206
Shareholder reports and
  notices.....................        1,438          32,466
Trustees' fees and expenses...      --                1,210
Transfer agent fees and
  expenses....................          500             500
Other.........................          459           9,499
                                 ----------    ------------
     TOTAL EXPENSES...........       94,270       3,515,039
Less: amounts
  waived/reimbursed...........      (59,313)        --
                                 ----------    ------------
     NET EXPENSES.............       34,957       3,515,039
                                 ----------    ------------
     NET INVESTMENT INCOME....       57,983      15,227,196
                                 ----------    ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS):
Net realized gain (loss) on:
    Investments...............     (181,892)     83,843,891
    Futures contracts.........      --              --
    Foreign exchange
      transactions............      --              --
                                 ----------    ------------
     NET GAIN (LOSS)..........     (181,892)     83,843,891
                                 ----------    ------------
Net change in unrealized
  appreciation/depreciation
  on:
    Investments...............    7,381,913      10,097,511
    Futures contracts.........      --              --
    Translation of forward
      foreign currency
      contracts, other assets
      and liabilities
      denominated in foreign
      currencies..............      --              --
                                 ----------    ------------
     NET APPRECIATION
     (DEPRECIATION)...........    7,381,913      10,097,511
                                 ----------    ------------
     NET GAIN (LOSS)..........    7,200,021      93,941,402
                                 ----------    ------------
NET INCREASE (DECREASE).......   $7,258,004    $109,168,598
                                 ==========    ============

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SHORT-TERM
                                            MONEY MARKET                     BOND
                                ------------------------------------  ------------------
                                  FOR THE YEAR       FOR THE YEAR        FOR THE YEAR
                                      ENDED              ENDED              ENDED
                                DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1999*
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income
  (loss)......................    $  20,402,046      $  19,436,475        $    57,933
Net realized gain (loss)......            1,751              1,854             (2,927)
Net change in unrealized
  appreciation/depreciation...        --                 --                   (17,046)
                                  -------------      -------------        -----------
     NET INCREASE
     (DECREASE)...............       20,403,797         19,438,329             37,960
                                  -------------      -------------        -----------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........      (20,401,879)       (19,436,518)           (57,933)
Net realized gain.............           (1,751)            (1,854)         --
Paid-in-capital...............        --                 --                 --
                                  -------------      -------------        -----------
     TOTAL DIVIDENDS AND
     DISTRIBUTIONS............      (20,403,630)       (19,438,372)           (57,933)
                                  -------------      -------------        -----------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......      560,245,244        465,453,549          5,606,552
Reinvestment of dividends and
  distributions...............       20,403,630         19,438,372             57,933
Cost of shares repurchased....     (587,040,414)      (378,435,543)        (2,469,923)
                                  -------------      -------------        -----------
     NET INCREASE
     (DECREASE)...............       (6,391,540)       106,456,378          3,194,562
                                  -------------      -------------        -----------
     TOTAL INCREASE
     (DECREASE)...............       (6,391,373)       106,456,335          3,174,589
NET ASSETS:
Beginning of period...........      442,034,484        335,578,149          --
                                  -------------      -------------        -----------
     END OF PERIOD............    $ 435,643,111      $ 442,034,484        $ 3,174,589
                                  =============      =============        ===========
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS).................    $         189      $          22        $ --
                                  =============      =============        ===========
SHARES ISSUED AND REPURCHASED:
Sold..........................      560,245,244        465,453,549            564,039
Issued in reinvestment of
  dividends and
  distributions...............       20,403,630         19,438,372              5,845
Repurchased...................     (587,040,414)      (378,435,543)          (248,557)
                                  -------------      -------------        -----------
NET INCREASE (DECREASE).......       (6,391,540)       106,456,378            321,327
                                  =============      =============        ===========

------------------

 *   For the period May 4, 1999 (commencement of operations) through
     December 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                        QUALITY INCOME PLUS                        HIGH YIELD                   UTILITIES
                                ------------------------------------  ------------------------------------  -----------------
                                  FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                      ENDED              ENDED              ENDED              ENDED              ENDED
                                DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income
  (loss)......................    $  32,603,272      $  31,385,103      $  46,601,600      $  47,746,756      $  14,157,266
Net realized gain (loss)......      (11,840,632)         7,060,684         (7,019,312)       (10,756,455)        33,719,313
Net change in unrealized
  appreciation/depreciation...      (43,753,636)         3,370,100        (43,905,004)       (62,350,933)        19,868,085
                                  -------------      -------------      -------------      -------------      -------------
     NET INCREASE
     (DECREASE)...............      (22,990,996)        41,815,887         (4,322,716)       (25,360,632)        67,744,664
                                  -------------      -------------      -------------      -------------      -------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........      (32,603,082)       (31,385,551)       (46,732,009)       (47,889,896)       (14,157,310)
Net realized gain.............        --                 --                 --                 --               (11,183,423)
Paid-in-capital...............        --                 --                 --                 --                 --
                                  -------------      -------------      -------------      -------------      -------------
     TOTAL DIVIDENDS AND
     DISTRIBUTIONS............      (32,603,082)       (31,385,551)       (46,732,009)       (47,889,896)       (25,340,733)
                                  -------------      -------------      -------------      -------------      -------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......       62,145,724        145,861,267         69,363,729        150,152,649         75,775,422
Reinvestment of dividends and
  distributions...............       32,603,082         31,385,551         46,732,009         47,889,896         25,340,733
Cost of shares repurchased....     (130,605,658)      (115,083,881)      (149,436,445)      (128,774,384)      (123,835,967)
                                  -------------      -------------      -------------      -------------      -------------
     NET INCREASE
     (DECREASE)...............      (35,856,852)        62,162,937        (33,340,707)        69,268,161        (22,719,812)
                                  -------------      -------------      -------------      -------------      -------------
     TOTAL INCREASE
     (DECREASE)...............      (91,450,930)        72,593,273        (84,395,432)        (3,982,367)        19,684,119
NET ASSETS:
Beginning of period...........      547,582,781        474,989,508        364,078,904        368,061,271        560,802,833
                                  -------------      -------------      -------------      -------------      -------------
     END OF PERIOD............    $ 456,131,851      $ 547,582,781      $ 279,683,472      $ 364,078,904      $ 580,486,952
                                  =============      =============      =============      =============      =============
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS).................    $      47,349      $        (300)     $      21,347      $     151,756      $         (19)
                                  =============      =============      =============      =============      =============
SHARES ISSUED AND REPURCHASED:
Sold..........................        5,941,824         13,356,857         14,733,336         26,123,968          3,501,422
Issued in reinvestment of
  dividends and
  distributions...............        3,166,433          2,881,413          9,920,699          8,453,299          1,169,927
Repurchased...................      (12,626,740)       (10,567,612)       (31,789,573)       (22,927,167)        (5,711,878)
                                  -------------      -------------      -------------      -------------      -------------
NET INCREASE (DECREASE).......       (3,518,483)         5,670,658         (7,135,538)        11,650,100         (1,040,529)
                                  =============      =============      =============      =============      =============

                                    UTILITIES                 INCOME BUILDER
                                -----------------  ------------------------------------
                                  FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                      ENDED              ENDED              ENDED
                                DECEMBER 31, 1998  DECEMBER 31, 1999  DECEMBER 31, 1998
                                -------------------------------------------------------
------------------------------
INCREASE (DECREASE) IN NET
ASSETS:
OPERATIONS:
Net investment income
  (loss)......................    $  14,064,617      $  4,199,255       $  4,037,661
Net realized gain (loss)......       11,183,431           (99,594)           936,441
Net change in unrealized
  appreciation/depreciation...       81,869,637         1,427,366         (3,662,539)
                                  -------------      ------------       ------------
     NET INCREASE
     (DECREASE)...............      107,117,685         5,527,027          1,311,563
                                  -------------      ------------       ------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........      (14,064,645)       (4,106,298)        (4,033,908)
Net realized gain.............      (24,274,238)       (1,674,655)          (768,186)
Paid-in-capital...............        --                 (120,208)          --
                                  -------------      ------------       ------------
     TOTAL DIVIDENDS AND
     DISTRIBUTIONS............      (38,338,883)       (5,901,161)        (4,802,094)
                                  -------------      ------------       ------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......      107,347,532        17,298,775         50,649,400
Reinvestment of dividends and
  distributions...............       38,338,883         5,901,161          4,802,094
Cost of shares repurchased....     (111,796,640)      (28,978,600)       (19,614,662)
                                  -------------      ------------       ------------
     NET INCREASE
     (DECREASE)...............       33,889,775        (5,778,664)        35,836,832
                                  -------------      ------------       ------------
     TOTAL INCREASE
     (DECREASE)...............      102,668,577        (6,152,798)        32,346,301
NET ASSETS:
Beginning of period...........      458,134,256        87,769,134         55,422,833
                                  -------------      ------------       ------------
     END OF PERIOD............    $ 560,802,833      $ 81,616,336       $ 87,769,134
                                  =============      ============       ============
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS).................    $          25      $    107,871       $     14,879
                                  =============      ============       ============
SHARES ISSUED AND REPURCHASED:
Sold..........................        5,490,004         1,493,695          4,241,399
Issued in reinvestment of
  dividends and
  distributions...............        1,967,479           512,121            415,816
Repurchased...................       (5,716,328)       (2,529,168)        (1,710,560)
                                  -------------      ------------       ------------
NET INCREASE (DECREASE).......        1,741,155          (523,352)         2,946,655
                                  =============      ============       ============

------------------

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

                                          DIVIDEND GROWTH                        CAPITAL GROWTH
                                ------------------------------------  ------------------------------------
                                  FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                      ENDED              ENDED              ENDED              ENDED
                                DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1999  DECEMBER 31, 1998
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income
  (loss)......................   $   41,593,941     $   38,849,535       $     31,551       $   (341,222)
Net realized gain (loss)......      346,534,889        322,115,886         34,213,226         15,646,625
Net change in unrealized
  appreciation/depreciation...     (441,379,064)       (89,389,463)         8,664,948          6,997,899
                                 --------------     --------------       ------------       ------------
     NET INCREASE
     (DECREASE)...............      (53,250,234)       271,575,958         42,909,725         22,303,302
                                 --------------     --------------       ------------       ------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........      (41,593,983)       (38,849,522)         --                   (10,014)
Net realized gain.............     (329,147,530)      (187,973,609)       (17,791,828)       (10,080,542)
                                 --------------     --------------       ------------       ------------
     TOTAL DIVIDENDS AND
     DISTRIBUTIONS............     (370,741,513)      (226,823,131)       (17,791,828)       (10,090,556)
                                 --------------     --------------       ------------       ------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......      280,502,535        479,551,623         25,586,183         28,039,255
Reinvestment of dividends and
  distributions...............      370,741,513        226,823,131         17,791,828         10,090,556
Cost of shares repurchased....     (443,365,153)      (407,106,560)       (35,847,602)       (38,839,523)
                                 --------------     --------------       ------------       ------------
     NET INCREASE
     (DECREASE)...............      207,878,895        299,268,194          7,530,409           (709,712)
                                 --------------     --------------       ------------       ------------
     TOTAL INCREASE
     (DECREASE)...............     (216,112,852)       344,021,021         32,648,306         11,503,034
NET ASSETS:
Beginning of period...........    2,249,926,779      1,905,905,758        138,603,110        127,100,076
                                 --------------     --------------       ------------       ------------
     END OF PERIOD............   $2,033,813,927     $2,249,926,779       $171,251,416       $138,603,110
                                 ==============     ==============       ============       ============
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS).................   $          112     $          154       $     31,127       $       (424)
                                 ==============     ==============       ============       ============
SHARES ISSUED AND REPURCHASED:
Sold..........................       13,098,987         21,516,674          1,226,447          1,431,494
Issued in reinvestment of
  dividends and
  distributions...............       17,950,387         10,521,804            929,562            513,776
Repurchased...................      (21,694,034)       (18,647,038)        (1,746,710)        (2,085,691)
                                 --------------     --------------       ------------       ------------
NET INCREASE (DECREASE).......        9,355,340         13,391,440            409,299           (140,421)
                                 ==============     ==============       ============       ============

------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                       GLOBAL DIVIDEND GROWTH                   EUROPEAN GROWTH              PACIFIC GROWTH
                                ------------------------------------  ------------------------------------  -----------------
                                  FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                      ENDED              ENDED              ENDED              ENDED              ENDED
                                DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income
  (loss)......................     $  9,301,972      $   8,273,212      $   4,356,655      $   3,094,783      $     673,927
Net realized gain (loss)......       42,434,603         29,801,364         89,014,598         43,252,405         15,775,724
Net change in unrealized
  appreciation/depreciation...       14,999,600         16,207,523         39,368,603         44,049,168         28,380,099
                                   ------------      -------------      -------------      -------------      -------------
     NET INCREASE
     (DECREASE)...............       66,736,175         54,282,099        132,739,856         90,396,356         44,829,750
                                   ------------      -------------      -------------      -------------      -------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........       (9,852,158)        (8,206,088)        (3,407,759)        (5,476,236)          (770,896)
Net realized gain.............      (35,181,150)       (52,205,069)       (47,147,183)       (30,256,754)         --
                                   ------------      -------------      -------------      -------------      -------------
     TOTAL DIVIDENDS AND
     DISTRIBUTIONS............      (45,033,308)       (60,411,157)       (50,554,942)       (35,732,990)          (770,896)
                                   ------------      -------------      -------------      -------------      -------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......       52,898,642         75,090,455        151,803,640        190,691,042        233,462,939
Reinvestment of dividends and
  distributions...............       45,033,308         60,411,157         50,554,942         35,732,990            770,896
Cost of shares repurchased....      (96,932,891)      (126,758,450)      (215,476,326)      (161,891,054)      (215,206,842)
                                   ------------      -------------      -------------      -------------      -------------
     NET INCREASE
     (DECREASE)...............          999,059          8,743,162        (13,117,744)        64,532,978         19,026,993
                                   ------------      -------------      -------------      -------------      -------------
     TOTAL INCREASE
     (DECREASE)...............       22,701,926          2,614,104         69,067,170        119,196,344         63,085,847
NET ASSETS:
Beginning of period...........      484,227,564        481,613,460        510,637,597        391,441,253         52,841,537
                                   ------------      -------------      -------------      -------------      -------------
     END OF PERIOD............     $506,929,490      $ 484,227,564      $ 579,704,767      $ 510,637,597      $ 115,927,384
                                   ============      =============      =============      =============      =============
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS).................     $    900,043      $     520,531      $   3,279,390      $   3,134,104      $     503,902
                                   ============      =============      =============      =============      =============
SHARES ISSUED AND REPURCHASED:
Sold..........................        3,735,961          5,251,149          5,542,879          7,118,106         37,338,181
Issued in reinvestment of
  dividends and
  distributions...............        3,214,043          4,451,226          2,023,007          1,290,932            115,750
Repurchased...................       (6,868,373)        (9,357,396)        (7,927,773)        (6,252,813)       (34,025,265)
                                   ------------      -------------      -------------      -------------      -------------
NET INCREASE (DECREASE).......           81,631            344,979           (361,887)         2,156,225          3,428,666
                                   ============      =============      =============      =============      =============

                                 PACIFIC GROWTH
                                -----------------
                                  FOR THE YEAR
                                      ENDED
                                DECEMBER 31, 1998
                                -----------------
------------------------------
INCREASE (DECREASE) IN NET
ASSETS:
OPERATIONS:
Net investment income
  (loss)......................     $    504,743
Net realized gain (loss)......      (31,801,028)
Net change in unrealized
  appreciation/depreciation...       24,432,009
                                   ------------
     NET INCREASE
     (DECREASE)...............       (6,864,276)
                                   ------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........       (2,947,935)
Net realized gain.............        --
                                   ------------
     TOTAL DIVIDENDS AND
     DISTRIBUTIONS............       (2,947,935)
                                   ------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......       65,895,854
Reinvestment of dividends and
  distributions...............        2,947,935
Cost of shares repurchased....      (75,093,578)
                                   ------------
     NET INCREASE
     (DECREASE)...............       (6,249,789)
                                   ------------
     TOTAL INCREASE
     (DECREASE)...............      (16,062,000)
NET ASSETS:
Beginning of period...........       68,903,537
                                   ------------
     END OF PERIOD............     $ 52,841,537
                                   ============
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS).................     $    411,637
                                   ============
SHARES ISSUED AND REPURCHASED:
Sold..........................       13,473,730
Issued in reinvestment of
  dividends and
  distributions...............          677,325
Repurchased...................      (15,145,796)
                                   ------------
NET INCREASE (DECREASE).......         (994,741)
                                   ============

------------------

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

                                               EQUITY                             S&P 500 INDEX
                                ------------------------------------  -------------------------------------
                                  FOR THE YEAR       FOR THE YEAR       FOR THE YEAR        FOR THE YEAR
                                      ENDED              ENDED              ENDED              ENDED
                                DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1999  DECEMBER 31, 1998*
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income.........   $    7,884,930     $    6,924,725       $  1,179,912       $    244,990
Net realized gain (loss)......      301,936,226        161,754,931            977,294            186,052
Net change in unrealized
  appreciation/depreciation...      429,853,712         89,582,262         20,690,042          4,173,912
                                 --------------     --------------       ------------       ------------
     NET INCREASE.............      739,674,868        258,261,918         22,847,248          4,604,954
                                 --------------     --------------       ------------       ------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........       (7,879,428)        (6,924,673)          (244,996)         --
Net realized gain.............     (168,434,937)      (114,146,703)          (283,184)         --
                                 --------------     --------------       ------------       ------------
     TOTAL DIVIDENDS AND
     DISTRIBUTIONS............     (176,314,365)      (121,071,376)          (528,180)         --
                                 --------------     --------------       ------------       ------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......      428,695,184***     262,726,068        140,040,634         50,279,637
Reinvestment of dividends and
  distributions...............      176,314,365        121,071,376            528,180          --
Cost of shares repurchased....     (223,711,390)      (205,665,545)       (25,657,030)        (6,152,623)
                                 --------------     --------------       ------------       ------------
     NET INCREASE.............      381,298,159        178,131,899        114,911,784         44,127,014
                                 --------------     --------------       ------------       ------------
     TOTAL INCREASE...........      944,658,662        315,322,441        137,230,852         48,731,968
NET ASSETS:
Beginning of period...........    1,138,412,723        823,090,282         48,731,968          --
                                 --------------     --------------       ------------       ------------
     END OF PERIOD............   $2,083,071,385     $1,138,412,723       $185,962,820       $ 48,731,968
                                 ==============     ==============       ============       ============
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS).................   $            2     $       (5,165)      $  1,179,906       $    244,990
                                 ==============     ==============       ============       ============
SHARES ISSUED AND REPURCHASED:
Sold..........................       10,020,241***       7,421,841         11,576,170          4,974,649
Issued in reinvestment of
  dividends and
  distributions...............        4,406,556          3,456,577             42,255          --
Repurchased...................       (5,269,790)        (5,884,436)        (2,115,310)          (631,013)
                                 --------------     --------------       ------------       ------------
NET INCREASE..................        9,157,007          4,993,982          9,503,115          4,343,636
                                 ==============     ==============       ============       ============

------------------

 *   For the period May 18, 1998 (commencement of operations) through
     December 31, 1998.
**   For the period May 4, 1999 (commencement of operations) through
     December 31, 1999.
*** Includes acquisition of Capital Appreciation of 824,458 shares and $35,291,368.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                          COMPETITIVE EDGE                 AGGRESSIVE
                                            "BEST IDEAS"                     EQUITY                      STRATEGIST
                                -------------------------------------  -------------------  ------------------------------------
                                  FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                      ENDED              ENDED                ENDED               ENDED              ENDED
                                DECEMBER 31, 1999  DECEMBER 31, 1998*  DECEMBER 31, 1999**  DECEMBER 31, 1999  DECEMBER 31, 1998
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income
  (loss)......................     $    318,798       $    266,358         $     57,983       $  15,227,196      $  12,820,064
Net realized gain (loss)......         (231,782)        (1,270,706)            (181,892)         83,843,891         (7,041,288)
Net change in unrealized
  appreciation/depreciation...       11,840,897          1,995,524            7,381,913          10,097,511        125,871,829
                                   ------------       ------------         ------------       -------------      -------------
     NET INCREASE
     (DECREASE)...............       11,927,913            991,176            7,258,004         109,168,598        131,650,605
                                   ------------       ------------         ------------       -------------      -------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........         (267,149)         --                      (8,097)        (15,227,618)       (12,819,604)
Net realized gain.............        --                 --                   --                  --               (52,303,444)
                                   ------------       ------------         ------------       -------------      -------------
     TOTAL DIVIDENDS AND
     DISTRIBUTIONS............         (267,149)         --                      (8,097)        (15,227,618)       (65,123,048)
                                   ------------       ------------         ------------       -------------      -------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......       25,976,215         48,814,147           41,217,608         110,695,004        120,982,104
Reinvestment of dividends and
  distributions...............          267,149          --                       8,097          15,227,618         65,123,048
Cost of shares repurchased....      (12,148,106)       (13,266,543)         (10,278,236)       (124,097,206)      (115,726,574)
                                   ------------       ------------         ------------       -------------      -------------
     NET INCREASE
     (DECREASE)...............       14,095,258         35,547,604           30,947,469           1,825,416         70,378,578
                                   ------------       ------------         ------------       -------------      -------------
     TOTAL INCREASE
     (DECREASE)...............       25,756,022         36,538,780           38,197,376          95,766,396        136,906,135
NET ASSETS:
Beginning of period...........       36,538,780          --                   --                633,934,280        497,028,145
                                   ------------       ------------         ------------       -------------      -------------
     END OF PERIOD............     $ 62,294,802       $ 36,538,780         $ 38,197,376       $ 729,700,676      $ 633,934,280
                                   ============       ============         ============       =============      =============
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS).................     $    316,203       $    267,028         $     49,886       $          36      $         458
                                   ============       ============         ============       =============      =============
SHARES ISSUED AND REPURCHASED:
Sold..........................        2,453,400          5,131,070            3,507,417           6,274,928          7,783,951
Issued in reinvestment of
  dividends and
  distributions...............           25,638          --                         794             851,314          4,189,589
Repurchased...................       (1,165,678)        (1,408,330)            (886,433)         (7,016,894)        (7,464,531)
                                   ------------       ------------         ------------       -------------      -------------
NET INCREASE (DECREASE).......        1,313,360          3,722,740            2,621,778             109,348          4,509,009
                                   ============       ============         ============       =============      =============

------------------

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Variable Investment Series ("the Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Investments in the Fund may be made only by
(1) Northbrook Life Insurance Company to fund the benefits under variable annuity contracts and variable life insurance contracts it issues; (2) Allstate Life Insurance Company of New York to fund the benefits under variable annuity contracts it issues; (3) Glenbrook Life and Annuity Company to fund the benefits under variable annuity contracts and variable life insurance contracts it issues; and (4) Paragon Life Insurance Company to fund the benefits under variable life insurance contracts it issues to certain employees of Morgan Stanley Dean Witter & Co., the parent company of Morgan Stanley Dean Witter Advisors Inc. ("the Investment Manager").

The Fund, organized on February 25, 1983 as a Massachusetts business trust, consists of sixteen Portfolios ("Portfolios") which commenced operations as follows:

                                 COMMENCEMENT OF                                            COMMENCEMENT OF
PORTFOLIO                          OPERATIONS        PORTFOLIO                                OPERATIONS
---------                       -----------------    ---------                             -----------------
Money Market..................      March 9, 1984    Global Dividend Growth..............  February 23, 1994
Short-Term Bond...............        May 4, 1999    European Growth.....................      March 1, 1991
Quality Income Plus...........      March 1, 1987    Pacific Growth......................  February 23, 1994
High Yield....................      March 9, 1984    Equity..............................      March 9, 1984
Utilities.....................      March 1, 1990    S&P 500 Index.......................       May 18, 1998
Income Builder................   January 21, 1997    Competitive Edge "Best Ideas".......       May 18, 1998
Dividend Growth...............      March 1, 1990    Aggressive Equity...................        May 4, 1999
Capital Growth................      March 1, 1991    Strategist..........................      March 1, 1987

The investment objectives of each Portfolio are as follows:


     PORTFOLIO                                INVESTMENT OBJECTIVE
Money Market            Seeks high current income, preservation of capital and liquidity by investing in short-term money market instruments.
Short-Term Bond         Seeks to provide a high level of current income consistent with the preservation of capital, by investing primarily in bonds issued or guaranteed as to principal and interest by the U.S.
                        Government, its agencies or instrumentalities and investment grade corporate and other types of bonds.
Quality Income Plus     Seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in U.S. Government securities and higher-rated fixed income securities.
High Yield              Seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in lower-rated fixed income securities.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

     PORTFOLIO                                INVESTMENT OBJECTIVE
Utilities*              Seek both capital appreciation and current income by investing in equity and fixed income securities of companies engaged in the utilities industry. Prior to August 5, 1999 the investment objective was to provide current income and long-term growth of income and capital by investing primarily in equity and fixed income securities of companies engaged in the public utilities industry.
Income Builder          Seeks, as its primary objective, to earn reasonable income and, as a secondary objective, growth of capital by investing
                        primarily in income-producing equity securities.
Dividend Growth         Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stocks of companies with a record of paying dividends and the potential for increasing dividends.
Capital Growth          Seeks long-term capital growth by investing primarily in common stocks.
Global Dividend         Seeks to provide reasonable current income and long-term growth
Growth                  of income and capital by investing primarily in common stocks of companies, issued by issuers worldwide, with a record of paying dividends and the potential for increasing dividends.
European Growth         Seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in
                        Europe.
Pacific Growth          Seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in
                        Asia, Australia and New Zealand.
Equity                  Seeks, as its primary objective, capital growth and, as a
                        secondary objective, income, but only when consistent with its primary objective, by investing primarily in common stocks.
S&P 500 Index           Seeks to provide investment results that, before expenses, correspond to the total return of the Standards & Poor's 500
                        Composite Stock Price Index (the "S&P 500 Index") by investing primarily in common stocks included in the S&P 500 Index.
Competitive Edge        Seeks long-term capital growth by investing primarily in the
"Best Ideas"            common stock of U.S. and non - U.S. companies included in the
                        "Best Ideas" list, a research compilation assembled and
                        maintained by Morgan Stanley Dean Witter Equity Research.
Aggressive Equity       Seeks long-term capital growth by investing primarily in the equity securities of companies covered by Morgan Stanley Dean
                        Witter Equity Research that offer the potential for superior earnings growth.
Strategist              Seeks a high total investment return through a fully managed investment policy utilizing equity, investment grade fixed income and money market securities and writing covered options.

* ON AUGUST 4, 1999, SHAREHOLDERS APPROVED A CHANGE IN THE INVESTMENT OBJECTIVE.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Money Market: securities are valued at amortized cost which approximates market value. All remaining Portfolios: (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager (or, in the case of European Growth and Pacific Growth, by Morgan Stanley Dean Witter Investment Management Inc. (the Sub-Advisor)) that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may also be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (5) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the securities valued by such pricing service; and (6) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected. Money Market amortizes premiums and accretes discounts on securities owned; gains and losses realized upon the sale of securities are based on amortized cost. Discounts for all other Portfolios are accreted over the life of the respective securities.

C. ACCOUNTING FOR OPTIONS AND FUTURES CONTRACTS -- (1) Written options on debt obligations, equities and foreign currency: when the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option; (2) Purchased options on debt obligations, equities and foreign currency: When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid; (3) Options on futures contracts: the Fund is required to deposit cash, U.S. Government securities or other liquid portfolio securities as "initial margin" and "variation margin" with respect to written call and put options on futures contracts. If written option expires, the Fund realizes a gain. If a written call or put option is exercised, the premium received will decrease or increase the unrealized loss or gain on the futures contract. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying futures contract and the liability related to such option is extinguished; and
(4) Futures contracts: a futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios investing in foreign currency denominated transactions are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and
(2) purchases,

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- Some of the Portfolios may enter into forward foreign currency contracts which are valued daily at the appropriate forward exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/ loss on foreign exchange transactions. The Portfolios record realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply individually for each Portfolio with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. EXPENSES -- Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement (the "Agreement"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to each Portfolios' net assets determined at the close of each business day:

Money Market -- 0.50% to the portion of daily net assets not exceeding $500 million and effective May 1, 1999 the Agreement was amended to reduce the annual rate to 0.425% of the portion of daily net assets exceeding $500 million but not exceeding $750 million and 0.375% of the portion of daily net assets exceeding $750 million.

Short-Term Bond -- 0.45%.

Quality Income Plus -- 0.50% to the portion of daily net assets not exceeding $500 million and 0.45% to the portion of daily net assets exceeding $500 million.

High Yield -- 0.50% to the portion of daily net assets not exceeding $500 million and 0.425% of the portion of daily net assets exceeding $500 million.

Utilities -- 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion and effective May 1, 1999 the Agreement was amended to reduce the annual rate to 0.525% of the portion of daily net assets exceeding $1 billion.

Income Builder -- 0.75%.

Dividend Growth -- 0.625% to the portion of daily net assets not exceeding $500 million; 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.45% of the portion of daily net assets exceeding $2 billion but not exceeding $3 billion and effective May 1, 1999 the Agreement was amended to reduce the annual rate to 0.425% of the portion of daily net assets exceeding $3 billion.

Capital Growth -- 0.65%.

Global Dividend Growth -- 0.75% to the portion of daily net assets not exceeding $1 billion and effective May 1, 1999 the Agreement was amended to reduce the annual rate to 0.725% of the portion of daily net assets exceeding $1 billion.

European Growth -- 0.95% to the portion of daily net assets not exceeding $500 million and 0.90% of the portion of daily net assets exceeding $500 million.

Pacific Growth -- 0.95%.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

Equity -- 0.50% to the portion of daily net assets not exceeding $1 billion and 0.475% to the portion of daily net assets exceeding $1 billion.

S&P 500 Index -- 0.40%.

Competitive Edge "Best Ideas" -- 0.65%.

Aggressive Equity -- 0.75%.

Strategist -- 0.50% to the portion of daily net assets not exceeding $1.5 billion and effective May 1, 1999 the Agreement was amended to reduce the annual rate to 0.475% of the portion of daily net assets exceeding $1.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides European Growth and Pacific Growth with investment advice and portfolio management relating to the Portfolios' investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

For the period May 4, 1999 through November 4, 1999, the Investment Manager reimbursed all operating expenses and waived the compensation provided for in its Investment Management Agreement with Short-Term Bond and Aggressive Equity. For the period May 18, 1998 through April 30, 1999, the Investment Manager waived its compensation and reimbursed all operating expenses for Competitive Edge "Best Ideas". For the period May 18, 1998 through January 5, 1999, the Investment Manager waived its compensation and reimbursed all operating expenses for S&P 500 Index. Commencing January 6, 1999, the Investment Manager has agreed to assume all operating expenses and to waive its compensation to the extent such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of S&P 500 Index. At December 31, 1999, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Portfolios.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales/maturities of portfolio securities, excluding short-term investments (except Money Market), for the year ended December 31, 1999 were as follows:

                                            U.S. GOVERNMENT SECURITIES                 OTHER
                                          ------------------------------  --------------------------------
                                           PURCHASES    SALES/MATURITIES    PURCHASES     SALES/MATURITIES
                                          ------------  ----------------  --------------  ----------------
Money Market............................  $180,807,008    $205,802,906    $3,304,320,547   $3,305,653,918
Short-Term Bond.........................     3,552,804        872,682           --               --
Quality Income Plus.....................   364,503,475    385,304,831        228,268,039      248,623,785
High Yield..............................       --              --            152,296,394      199,457,484
Utilities...............................       --              --             52,513,585       75,015,937
Income Builder..........................       132,453        314,579         35,568,239       45,350,590
Dividend Growth.........................       --              --          1,775,253,646    1,935,479,726
Capital Growth..........................       --              --            780,344,500      795,863,613
Global Dividend Growth..................       --              --            203,585,769      239,363,299
European Growth.........................       --              --            266,663,796      323,799,920
Pacific Growth..........................       --              --             94,005,220       77,396,625
Equity..................................    56,476,250     56,242,188      4,320,348,355    4,204,777,181
S&P 500 Index...........................       --              --            114,611,734        1,414,471
Competitive Edge "Best Ideas"...........       --              --             34,434,155       22,624,654
Aggressive Equity.......................       --              --             36,673,196       11,015,296
Strategist..............................   206,541,469    173,358,861        440,335,201      485,401,288

Included in the aforementioned purchases of portfolio securities of S&P 500 Index are purchases of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager, of $538,154 and purchases of Allstate Corp., an affiliate of the Fund, of $277,160.

Included in the payable for investments purchased at December 31, 1999 for Aggressive Equity is $864,031 for unsettled trades with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager.

For the year ended December 31, 1999, the following Portfolios incurred brokerage commissions with DWR for portfolio transactions executed on behalf of the Portfolio:

                                                    GLOBAL
              INCOME      DIVIDEND      CAPITAL    DIVIDEND   COMPETIVE EDGE              AGGRESIVE                 HIGH
 UTILITIES    BUILDER      GROWTH       GROWTH      GROWTH     "BEST IDEAS"    EQUITY      EQUITY    STRATEGIST     YIELD
 ---------- ----------- ------------- ----------- ----------- -------------- ----------- ----------- ----------- -----------
 $   8,450  $   30,496  $    167,890  $  120,251  $   30,930   $         25  $  218,335  $   21,397  $   27,241  $   10,498
 =========  ==========  ============  ==========  ==========   ============  ==========  ==========  ==========  ==========

For the year ended December 31, 1999, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., Inc, an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the
Portfolio:

                               GLOBAL
  INCOME   DIVIDEND  CAPITAL  DIVIDEND  PACIFIC            COMPETITIVE EDGE   AGGRESSIVE
  BUILDER   GROWTH   GROWTH    GROWTH   GROWTH    EQUITY     "BEST IDEAS"       EQUITY    STRATEGIST
  -------  --------  -------  --------  -------  --------  ----------------   ----------  ----------
  $2,555   $255,110  $83,995  $145,785  $55,994  $637,848      $39,371           $671      $26,580
  ======   ========  =======  ========  =======  ========      =======           ====      =======

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1999 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities are as follows:

                                                AGGREGATE PENSION COSTS
           QUALTY                                                   GLOBAL
   MONEY   INCOME    HIGH              INCOME   DIVIDEND  CAPITAL  DIVIDEND  EUROPEAN  PACIFIC
  MARKET    PLUS    YIELD   UTILITIES  BUILDER   GROWTH   GROWTH    GROWTH    GROWTH   GROWTH   EQUITY  S&P 500 INDEX  STRATEGIST
  -------  -------  ------  ---------  -------  --------  -------  --------  --------  -------  ------  -------------  ----------
  $   329  $  654   $  224   $  687      $28     $  935    $106      $280     $  342    $106    $  999       $49         $   88
  =======  ======   ======   ======      ===     ======    ====      ====     ======    ====    ======       ===         ======

                                               ACCRUED PENSION LIABILITY
  $10,966  $7,716   $3,786   $5,253      $88     $9,215    $449      $955     $1,246    $264    $6,260       $35         $7,917
  =======  ======   ======   ======      ===     ======    ====      ====     ======    ====    ======       ===         ======

4. FEDERAL INCOME TAX STATUS

At December 31, 1999, the following Portfolios had an approximate net capital loss carryover which may be used to offset future capital gains to the extent provided by regulations:

                                                                      AMOUNTS IN THOUSANDS
                                          -----------------------------------------------------------------------------
     Available through December 31,        2000     2001    2002     2003     2004     2005    2006     2007     TOTAL
----------------------------------------  -------  ------  -------  -------  -------  ------  -------  -------  -------
Short-Term Bond.........................    --       --      --       --       --       --      --     $     3  $     3
Quality Income Plus.....................    --       --    $12,983    --     $2,491     --      --      10,571   26,045
High Yield..............................  $3,057   $4,736    3,256  $ 2,984   5,521     --    $ 2,735   10,786   33,075
Income Builder..........................    --       --      --       --       --       --      --         229      229
Pacific Growth..........................    --       --      --       --       --     $9,352   33,536    --      42,888
Equity..................................    --       --      --       --       --      5,006       14    --       5,020
Competitive Edge "Best Ideas"...........    --       --      --       --       --       --        853      544    1,397
Aggressive Equity.......................    --       --      --       --       --       --      --          68       68

As part of the Equity's acquisition of the assets of the Capital Appreciation Portfolio ("Capital Appreciation"), Equity obtained a net capital loss carryover of approximately $6,329,000 from Capital Appreciation. Utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations. During the year ended December 31, 1999, Equity utilized approximately $1,309,000 of this carryover. The following Portfolios also utilized approximate net capital loss carryovers: Pacific Growth - $8,180,000; Strategist - $6,900,000.

Net capital and net foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Portfolios' next taxable year.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

The following Portfolios incurred and will elect to defer post-October losses during fiscal 1999: Quality Income Plus - $1,864,000; High Yield - $4,391,000; Income Builder - $197,000; Competitive Edge "Best Ideas" - $1,000; Strategist - $8,855,000.

At December 31, 1999, the primary reason(s) for significant temporary/permanent book/tax differences were as follows:

                                             TEMPORARY DIFFERENCES        PERMANENT DIFFERENCES
                                          ---------------------------  ----------------------------
                                             POST-          LOSS         FOREIGN        EXPIRED
                                            OCTOBER    DEFERRALS FROM    CURRENCY     CAPITAL LOSS
                                            LOSSES       WASH SALES    GAINS/LOSSES   CARRYFORWARD
                                          -----------  --------------  ------------  --------------
Quality Income Plus.....................       -             -
High Yield..............................       -             -                             -
Utilities...............................                     -
Income Builder..........................       -             -
Dividend Growth.........................                     -
Capital Growth..........................                     -
Global Dividend Growth..................                     -              -
European Growth.........................                     -              -
Pacific Growth..........................                     -              -
Equity..................................                     -
S&P 500 Index...........................                     -
Competitive Edge "Best Ideas"...........       -             -              -
Aggressive Equity.......................                     -
Strategist..............................       -             -

Additionally, Global Dividend Growth and Pacific Growth had temporary differences attributable to income from the mark-to-market of passive foreign investment companies ("PFICs"), S&P 500 Index had temporary differences attributable to the mark-to-market of futures contracts and High Yield had temporary differences attributable to interest on bonds in default. Global Dividend Growth and Pacific Growth had permanent differences attributable to tax adjustments on PFICs sold by the Portfolios.

To reflect reclassifications arising from the permanent differences, the following accounts were (charged) credited:

                                             ACCUMULATED UNDISTRIBUTED      ACCUMULATED UNDISTRIBUTED
                                            NET INVESTMENT INCOME (LOSS)    NET REALIZED GAIN (LOSS)     PAID-IN-CAPITAL
                                            ----------------------------    -------------------------    ---------------
Quality Income Plus.....................             $  47,459                     $  (47,459)                --
High Yield..............................                    --                      7,335,877              $(7,335,877)
Global Dividend Growth..................               929,698                       (822,262)                (107,436)
European Growth.........................              (803,610)                        12,395                  791,215
Pacific Growth..........................               189,234                       (195,858)                   6,624
Equity..................................                   (18)                           335                     (317)
Competitive Edge "Best Ideas"...........                (2,474)                         2,474                 --

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

Global Dividend Growth, European Growth, Pacific Growth and Competitive Edge "Best Ideas" may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Such Portfolios may also purchase and write put options on foreign currencies ("options") in which the Portfolios' securities are denominated to protect against a decline in value of such securities due to currency devaluations.

Forward contracts and options involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these forward contracts and options from the potential inability of the counterparties to meet the terms of their contracts.

S&P 500 Index may purchase and sell stock index futures ("futures contacts") for the following reasons: to simulate full investment in the S&P 500 INDEX while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 INDEX.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. S&P 500 Index bears the risk of an unfavorable change in the value of the underlying securities.

At December 31, 1999, European Growth's investments in securities of issuers in the United Kingdom represented 28.1% of the Portfolio's net assets. Pacific Growth's investments in securities of issuers in Japan represented 44.4% of the Portfolio's net assets. These investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

At December 31, 1999, Global Dividend Growth's, European Growth's and Pacific Growth's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the custodian of each Portfolio.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

6. PORTFOLIO MERGER

As of the close of business on March 19, 1999, Equity acquired all the net assets of Morgan Stanley Dean Witter Variable Investment Series - Capital Appreciation ("Capital Appreciation") pursuant to a plan of reorganization approved by the shareholders of Capital Appreciation on February 24, 1999. The acquisition was accomplished by a tax-free exchange of 824,458 shares of Equity at a net asset value of $42.80 per share for 3,210,810 shares of Capital Appreciation. The net assets of Equity and Capital Appreciation immediately before the acquisition were $1,300,120,916 and $35,291,368, respectively, including unrealized appreciation of $6,437,316 for Capital Appreciation. Immediately after the acquisition the combined net assets of Equity amounted to $1,335,412,284.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                          NET ASSET            NET REALIZED   TOTAL
                           VALUE       NET        AND          FROM                 DISTRIBUTIONS    TOTAL
                          BEGINNING  INVESTMENT UNREALIZED   INVESTMENT DIVIDENDS TO     TO      DIVIDENDS AND
 YEAR ENDED DECEMBER 31   OF PERIOD  INCOME    GAIN (LOSS)   OPERATIONS SHAREHOLDERS SHAREHOLDERS DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------
MONEY MARKET
1995                        $ 1.00    $0.055           --     $ 0.055   $   (0.055)          --   $   (0.055)
1996                          1.00     0.050           --       0.050       (0.050)          --       (0.050)
1997                          1.00     0.051           --       0.051       (0.051)          --       (0.051)
1998                          1.00     0.051           --       0.051       (0.051)          --       (0.051)
1999                          1.00     0.047           --       0.047       (0.047)          --       (0.047)
SHORT-TERM BOND
1999(c)                      10.00      0.27      $ (0.12)       0.15        (0.27)          --        (0.27)
QUALITY INCOME PLUS
1995                          9.45      0.72         1.50        2.22        (0.71)          --        (0.71)
1996                         10.96      0.71        (0.58)       0.13        (0.72)          --        (0.72)
1997                         10.37      0.70         0.40        1.10        (0.70)          --        (0.70)
1998                         10.77      0.68         0.23        0.91        (0.68)          --        (0.68)
1999                         11.00      0.67        (1.14)      (0.47)       (0.67)          --        (0.67)
HIGH YIELD
1995                          6.16      0.80         0.08        0.88        (0.78)          --        (0.78)
1996                          6.26      0.77        (0.06)       0.71        (0.79)          --        (0.79)
1997                          6.18      0.75        (0.06)       0.69        (0.75)          --        (0.75)
1998                          6.12      0.71        (1.05)      (0.34)       (0.71)          --        (0.71)
1999                          5.07      0.68        (0.74)      (0.06)       (0.68)          --        (0.68)
UTILITIES
1995                         11.92      0.53         2.81        3.34        (0.58)          --        (0.58)
1996                         14.68      0.55         0.70        1.25        (0.55)  $    (0.04)       (0.59)
1997                         15.34      0.57         3.46        4.03        (0.57)       (0.21)       (0.78)
1998                         18.59      0.57         3.68        4.25        (0.57)       (1.02)       (1.59)
1999                         21.25      0.55         2.08        2.63        (0.55)       (0.43)       (0.98)
INCOME BUILDER
1997(a)                      10.00      0.44         1.76        2.20        (0.44)          --        (0.44)
1998                         11.76      0.56        (0.19)       0.37        (0.56)       (0.11)       (0.67)
1999                         11.46      0.58         0.21        0.79        (0.56)       (0.25)++       (0.81)
DIVIDEND GROWTH
1995                         11.99      0.38         3.89        4.27        (0.41)       (0.26)       (0.67)
1996                         15.59      0.41         3.22        3.63        (0.41)       (0.41)       (0.82)
1997                         18.40      0.41         4.20        4.61        (0.41)       (1.00)       (1.41)
1998                         21.60      0.41         2.58        2.99        (0.41)       (2.05)       (2.46)
1999                         22.13      0.39        (0.55)      (0.16)       (0.39)       (3.26)       (3.65)

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                  RATIOS TO AVERAGE NET
                                                                          ASSETS
                                                                  ----------------------
                          NET ASSET                NET ASSETS                   NET            PORTFOLIO
                          VALUE END                END OF PERIOD              INVESTMENT       TURNOVER
                          OF PERIOD  TOTAL RETURN+   (000'S)      EXPENSES     INCOME           RATE
                          ----------------------------------------------------------------------------
MONEY MARKET
1995                        $ 1.00          5.66%   $  249,787    0.53%           5.52%         N/A
1996                          1.00          5.11       340,238    0.52            4.97          N/A
1997                          1.00          5.23       335,578    0.52            5.10          N/A
1998                          1.00          5.18       442,034    0.52            5.04          N/A
1999                          1.00          4.80       435,643    0.52            4.68          N/A
SHORT-TERM BOND
1999(c)                       9.88          1.56(1)       3,175   0.62(2)(5)      4.83(2)(5)       56%(1)
QUALITY INCOME PLUS
1995                         10.96         24.30       520,579    0.54            7.07            162
1996                         10.37          1.56       474,660    0.53            6.84            182
1997                         10.77         11.09       474,990    0.53            6.71            171
1998                         11.00          8.67       547,583    0.52            6.23            152
1999                          9.86         (4.32)      456,132    0.52            6.45            119
HIGH YIELD
1995                          6.26         14.93       154,310    0.54           12.67             58
1996                          6.18         11.98       259,549    0.51           12.59             57
1997                          6.12         11.87       368,061    0.53           12.44             95
1998                          5.07         (6.20)      364,079    0.53           12.27             93
1999                          4.33         (1.33)      279,683    0.53           14.05             48
UTILITIES
1995                         14.68         28.65       479,070    0.68            4.00             13
1996                         15.34          8.68       440,662    0.67            3.61              9
1997                         18.59         27.15       458,134    0.67            3.48             13
1998                         21.25         23.76       560,803    0.67            2.89              7
1999                         22.90         12.71       580,487    0.67            2.51             10
INCOME BUILDER
1997(a)                      11.76         22.38(1)      55,423   0.15(2)(3)      5.73(2)(3)       41(1)
1998                         11.46          3.21        87,769    0.81            5.09             54
1999                         11.44          7.06        81,616    0.81            4.98             43
DIVIDEND GROWTH
1995                         15.59         36.38       865,417    0.61            2.75             24
1996                         18.40         23.96     1,288,404    0.57            2.46             23
1997                         21.60         25.61     1,905,906    0.54            2.06             28
1998                         22.13         14.28     2,249,927    0.53            1.85             45
1999                         18.32         (2.39)    2,033,814    0.52            1.82             81

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL HIGHLIGHTS, CONTINUED

                          NET ASSET    NET     NET REALIZED   TOTAL
                           VALUE     INVESTMENT    AND         FROM                 DISTRIBUTIONS    TOTAL
                          BEGINNING  INCOME    UNREALIZED    INVESTMENT DIVIDENDS TO     TO      DIVIDENDS AND
 YEAR ENDED DECEMBER 31   OF PERIOD  (LOSS)    GAIN (LOSS)   OPERATIONS SHAREHOLDERS SHAREHOLDERS DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH
1995                        $11.52    $ 0.10      $  3.68     $  3.78   $    (0.08)          --   $    (0.08)
1996                         15.22      0.08         1.65        1.73        (0.03)  $    (0.27)       (0.30)
1997                         16.65      0.01         3.90        3.91        (0.08)       (2.19)       (2.27)
1998                         18.29     (0.05)        3.59        3.54           --        (1.47)       (1.47)
1999                         20.36        --         6.12        6.12           --        (2.75)       (2.75)
GLOBAL DIVIDEND GROWTH
1995                          9.82      0.24         1.90        2.14        (0.26)       (0.01)       (0.27)
1996                         11.69      0.24         1.75        1.99        (0.24)       (0.31)       (0.55)
1997                         13.13      0.22         1.37        1.59        (0.23)       (0.60)       (0.83)
1998                         13.89      0.24         1.45        1.69        (0.24)       (1.52)       (1.76)
1999                         13.82      0.27         1.71        1.98        (0.29)       (1.07)       (1.36)
EUROPEAN GROWTH
1995                         14.56      0.20         3.50        3.70        (0.19)*       (0.54)       (0.73)
1996                         17.53      0.17         4.91        5.08        (0.04)       (1.01)       (1.05)
1997                         21.56      0.21         3.19        3.40        (0.24)       (1.18)       (1.42)
1998                         23.54      0.15         5.53        5.68        (0.31)       (1.73)       (2.04)
1999                         27.18      0.25         6.91        7.16        (0.19)       (2.68)       (2.87)
PACIFIC GROWTH
1995                          9.26      0.12         0.41        0.53        (0.09)          --        (0.09)
1996                          9.70      0.05         0.32        0.37        (0.11)          --        (0.11)
1997                          9.96      0.12        (3.82)      (3.70)       (0.14)          --        (0.14)
1998                          6.12      0.06        (0.75)      (0.69)       (0.28)          --        (0.28)
1999                          5.15      0.04         3.33        3.37        (0.06)          --        (0.06)
EQUITY
1995                         19.25      0.22         7.92        8.14        (0.25)          --        (0.25)
1996                         27.14      0.16         2.70        2.86        (0.16)       (3.45)       (3.61)
1997                         26.39      0.18         9.27        9.45        (0.18)       (2.08)       (2.26)
1998                         33.58      0.25         9.47        9.72        (0.25)       (4.47)       (4.72)
1999                         38.58      0.22        20.48       20.70        (0.22)       (5.18)       (5.40)
S&P 500 INDEX
1998(b)                      10.00      0.06         1.16        1.22           --           --           --
1999                         11.22      0.06         2.21        2.27        (0.03)       (0.03)       (0.06)
COMPETITIVE EDGE "BEST IDEAS"
1998(b)                      10.00      0.07        (0.25)      (0.18)          --           --           --
1999                          9.82      0.06         2.56        2.62        (0.07)          --        (0.07)

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                  RATIOS TO AVERAGE NET
                                                                          ASSETS
                                                                  ----------------------
                                                                                NET
                          NET ASSET                NET ASSETS                 INVESTMENT       PORTFOLIO
                          VALUE END                END OF PERIOD               INCOME          TURNOVER
                          OF PERIOD  TOTAL RETURN+   (000'S)      EXPENSES     (LOSS)           RATE
                          ----------------------------------------------------------------------------
CAPITAL GROWTH
1995                        $15.22         32.92%   $   66,995    0.74%           0.70%            34%
1996                         16.65         11.55        86,862    0.73            0.52             98
1997                         18.29         24.54       127,100    0.71            0.01            139
1998                         20.36         19.63       138,603    0.70           (0.26)           248
1999                         23.73         33.29       171,251    0.72            0.02            575
GLOBAL DIVIDEND GROWTH
1995                         11.69         22.14       205,739    0.88            2.23             55
1996                         13.13         17.49       334,821    0.85            1.94             39
1997                         13.89         12.04       481,613    0.84            1.61             48
1998                         13.82         12.53       484,228    0.84            1.68             52
1999                         14.44         14.65       506,929    0.83            1.90             43
EUROPEAN GROWTH
1995                         17.53         25.89       188,119    1.17            1.25             69
1996                         21.56         29.99       302,422    1.11            0.97             43
1997                         23.54         16.07       391,441    1.12            1.04             45
1998                         27.18         23.96       510,638    1.11            0.65             56
1999                         31.47         29.11       579,705    1.04            0.87             55
PACIFIC GROWTH
1995                          9.70          5.74        98,330    1.44            1.23             53
1996                          9.96          3.89       144,536    1.37            1.01             50
1997                          6.12        (37.70)       68,904    1.44            1.09             58
1998                          5.15        (10.40)       52,842    1.51            0.91            112
1999                          8.46         66.09       115,927    1.42            0.85            105
EQUITY
1995                         27.14         42.53       359,779    0.54            0.97            269
1996                         26.39         12.36       521,908    0.54            0.58            279
1997                         33.58         37.43       823,090    0.52            0.61            145
1998                         38.58         30.45     1,138,413    0.52            0.73            257
1999                         53.88         58.59     2,083,071    0.51            0.54            323
S&P 500 INDEX
1998(b)                      11.22         12.20(1)      48,732     --(4)         1.85(2)(4)        2(1)
1999                         13.43         20.23       185,963    0.48(5)         1.03(5)           1
COMPETITIVE EDGE "BEST
IDEAS"
1998(b)                       9.82         (1.90)(1)      36,539    --(4)         1.74(2)(4)       31(1)
1999                         12.37         26.88        62,295    0.56(5)         0.72(5)          54

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL HIGHLIGHTS, CONTINUED

                          NET ASSET            NET REALIZED   TOTAL
                           VALUE       NET        AND          FROM                 DISTRIBUTIONS    TOTAL
                          BEGINNING  INVESTMENT UNREALIZED   INVESTMENT DIVIDENDS TO     TO      DIVIDENDS AND
 YEAR ENDED DECEMBER 31   OF PERIOD  INCOME       GAIN       OPERATIONS SHAREHOLDERS SHAREHOLDERS DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY
1999(c)                     $10.00    $ 0.05      $  4.55     $  4.60   $    (0.03)          --   $    (0.03)
STRATEGIST
1995                         12.45      0.62         0.49        1.11        (0.67)  $    (0.44)       (1.11)
1996                         12.45      0.43         1.39        1.82        (0.43)       (0.12)       (0.55)
1997                         13.72      0.45         1.40        1.85        (0.45)       (0.32)       (0.77)
1998                         14.80      0.36         3.40        3.76        (0.36)       (1.56)       (1.92)
1999                         16.64      0.40         2.46        2.86        (0.40)          --        (0.40)

--------------------------------------------------------------------------------
Commencement of operations:
(a)  January 21, 1997.
(b)  May 18, 1998.
(c)  May 4, 1999.
 +   Calculated based on the net asset value as of the last business day of the period.
++   Includes distributions from paid-in-capital of $0.02.
 *   Includes dividends in excess of net investment income of $0.02.
(1)  Not annualized.
(2)  Annualized.
(3)  If the Investment Manager had not assumed all expenses and waived its management fee for the period January 21, 1997 through December 3, 1997 for
     Income Builder, the ratios of expenses and net investment income to average net assets would have been 0.99% and 4.89%, respectively.
(4)  If the Investment Manager had not assumed all expenses and waived its management fee for the period May 18, 1998 through December 31, 1998 for
     Competitive Edge "Best Ideas" and S&P 500 Index, the ratios of expenses and net investment income to average net assets would have been 0.92% and
     0.83%, respectively, for Competitive Edge "Best Ideas" and 0.59% and 1.26%,
     respectively, for S&P 500 Index.
(5)  If the Investment Manager had not assumed all expenses and waived its management fee for the period January 1, 1999 through April 30, 1999 for
     Competitive Edge "Best Ideas" and for the period May 4, 1999 through
     November 4, 1999 for Short-Term Bond and Aggressive Equity and for the
     period January 1, 1999 through January 5, 1999 for S&P 500 Index and
     "capped" the expenses of S&P 500 Index at 0.50% of its daily net assets for the period January 6, 1999 through December 31, 1999, the ratio of expenses and net investment income (loss) to average net assets would have been
     0.77% and 0.51%, respectively, for Competitive Edge "Best Ideas", 2.38% and
     3.07%, respectively, for Short-Term Bond, 1.41% and (0.02%), respectively, for Aggressive Equity and 0.48% and 1.02%, respectively, for S&P 500 Index.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                  RATIOS TO AVERAGE NET
                                                                          ASSETS
                                                                  ----------------------
                          NET ASSET                NET ASSETS                   NET            PORTFOLIO
                          VALUE END                END OF PERIOD              INVESTMENT       TURNOVER
                          OF PERIOD  TOTAL RETURN+   (000'S)      EXPENSES     INCOME           RATE
                          ----------------------------------------------------------------------------
AGGRESSIVE EQUITY
1999(c)                     $14.57         46.08%(1)  $   38,197  0.52%(2)(5)     0.86%(2)(5)     108%(1)
STRATEGIST
1995                         12.45          9.48       388,579    0.52            5.03            329
1996                         13.72         15.02       423,768    0.52            3.30            153
1997                         14.80         13.71       497,028    0.52            3.09            159
1998                         16.64         26.55       633,934    0.52            2.32             84
1999                         19.10         17.35       729,701    0.52            2.24            120

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, the Quality Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Income Builder Portfolio, the Dividend Growth Portfolio, the Capital Growth Portfolio, the Global Dividend Growth Portfolio, the European Growth Portfolio, the Pacific Growth Portfolio, the Equity Portfolio, the
S&P 500 Index Portfolio, the Competitive Edge "Best Ideas" Portfolio, the Strategist Portfolio, the Aggressive Equity Portfolio and the Short-Term Bond Portfolio (constituting Morgan Stanley Dean Witter Variable Investment Series, hereafter referred to as the "Fund") at December 31, 1999, the results of each of their operations for the year or period then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 18, 2000

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES


June 30, 2000
Unaudited Financial Statements
to be included in
Subsequent Amendment

APPENDIX
--------------------------------------------------------------------------------

RATINGS OF CORPORATE DEBT INSTRUMENTS INVESTMENTS

MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

                         FIXED-INCOME SECURITY RATINGS

Aaa Fixed-income securities which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Fixed-income securities which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Fixed-income securities which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Fixed-income securities which are rated Baa are considered as medium grade obligations; I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
     Such fixed-income securities lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Fixed-income securities rated Aaa, Aa, A and Baa are considered investment grade.

Ba Fixed-income securities which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

B Fixed-income securities which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Fixed-income securities which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Fixed-income securities which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Fixed-income securities which are rated C are the lowest rated class of fixed-income securities, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its municipal fixed-income security rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                            COMMERCIAL PAPER RATINGS

    Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to Municipal Commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1, Prime-2, Prime-3.

    Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations; and Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S")

                         FIXED-INCOME SECURITY RATINGS

    A Standard & Poor's fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

    The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations:
(1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and
(3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

AAA Fixed-income securities rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rate issues only in small degree.

A Fixed-income securities rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than fixed-income securities in higher-rated categories.

BBB Fixed-income securities rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal.
     Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for fixed-income securities in this category than for fixed-income securities in higher-rated categories.

     Fixed-income securities rated AAA, AA, A and BBB are considered investment grade.

BB Fixed-income securities rated "BB" have less near-term vulnerability to default than other speculative grade fixed-income securities. However, it faces major ongoing uncertainties or exposures to adverse business, financial or economic conditions which could lead to inadequate capacity or willingness to pay interest and repay principal.

B Fixed-income securities rated "B" have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC Fixed-income securities rated "CCC" have a current identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

CC The rating "CC" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC" rating.

C The rating "C" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC-" rating.

CI The rating "CI" is reserved for fixed-income securities on which no interest is being paid.

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

     Fixed-income securities rated "BB," "B," "CCC," "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such fixed-income securities will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or minus (-): The rating from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

                            COMMERCIAL PAPER RATINGS

    Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The categories are as follows:

    Issues assigned A ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety.

A-1 indicates that the degree of safety regarding timely payment is very strong.

A-2 indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated
     "A-1."

A-3  indicates a satisfactory capacity for timely payment.
     Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH IBCA, INC. ("FITCH")

                                  BOND RATINGS

    Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The rating represents Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

    The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

    Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

    Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

    Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

    Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory-credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
                 Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) or      Plus and minus signs are used with a rating symbol to
Minus (-)        indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in
                 the"AAA" category.

NR               Indicates that Fitch does not rate the specific issue.

Conditional      A conditional rating is premised on the successful
                 completion of a project or the occurrence of a specific
                 event.

Suspended        A rating is suspended when Fitch deems the amount of
                 information available from the issuer to be inadequate for rating purposes.

Withdrawn        A rating will be withdrawn when an issue matures or is
                 called or refinanced and, at Fitch's discretion, when an
                 issuer fails to furnish proper and timely information.

FitchAlert       Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as
                 "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be
                 raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

Ratings Outlook  An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

    SPECULATIVE GRADE BOND RATINGS: Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

    The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

    Bonds that have the rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and finan-cial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD          Bonds are in default on interest and/or principal payments.
DD and D     Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents
             the lowest potential for recovery.

Plus(+) or   Plus and minus signs are used with a rating symbol to
Minus(-)     indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the
             "DDD," "DD," or "D" categories.

                               SHORT-TERM RATINGS

    Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

    The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

    Fitch short-term ratings are as follows:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned
      "F-1+" and "F-1" ratings.

F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below in investment grade.

F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D Default. Issues assigned this rating are in actual or imminent payment default.

LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

DUFF & PHELPS, INC.

                               LONG-TERM RATINGS

    These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

    Each rating also takes into account the legal form of the security, (E.G., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

    The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary).

   RATING
   SCALE      DEFINITION
------------  ----------
AAA           Highest credit quality. The risk factors are negligible,
              being only slightly more than risk-free U.S. Treasury debt.

AA+           High credit quality. Protection factors are strong. Risk is
AA            modest, but may vary slightly from time to time because of
AA-           economic conditions.

A+            Protection factors are average but adequate. However, risk
A             factors are more variable and greater in periods of economic
A-            stress.

BBB+          Below average protection factors but still considered
BBB           sufficient for prudent investment. Considerable variability
BBB-          in risk during economic cycles.

BB+           Below investment grade but deemed likely to meet obligations
BB            when due. Present or prospective financial protection
BB-           factors fluctuate according to industry conditions or
              company fortunes. Overall quality may move up or down
              frequently within this category.

B+            Below investment grade and possessing risk that obligations
B             will not be met when due. Financial protection factors will
B-            fluctuate widely according to economic cycles, industry
              conditions and/or company fortunes. Potential exists for
              frequent changes in the quality rating within this category or into a higher or lower quality rating grade.

CCC Well below investment grade securities. May be in default or considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP            Preferred stock with dividend arrearages.

                               SHORT-TERM RATINGS

    Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

    Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds, including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

A. Category 1:    High Grade
Duff 1+           Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to
                  alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.
Duff 1            Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection
                  factors. Risk factors are minor.
Duff-             High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

B. Category 2:    Good Grade
Duff 2            Good certainty of timely payment. Liquidity factors and
                  company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

C. Category 3:    Satisfactory Grade
Duff 3            Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and
                  subject to more variation. Nevertheless, timely payment is expected.

D. Category 4:    Non-investment Grade
Duff 4            Speculative investment characteristics. Liquidity is not
                  sufficient to insure against disruption in debt service.
                  Operating factors and market access may be subject to a high degree of variation.

E. Category 5:    Default
Duff 5            Issuer failed to meet scheduled principal and/or interest
                  payments.

              MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES

                            PART C OTHER INFORMATION

ITEM 23.    EXHIBITS

1(a). Declaration of Trust, dated February 24, 1983, and all amendments thereto dated June 8, 1983, May 18, 1984, December 18, 1984 and February 23, 1988, and all Instruments Establishing and Designating Additional Series of Shares dated December 15, 1986, October 26, 1989, November 15, 1990 and October 22, 1993, are incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on December 1, 1993.

1(b). Amendment to the Declaration of Trust of the Registrant dated August 24, 1995, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on April 19, 1996.

1(c). Instrument Establishing and Designating Additional Series of Shares dated October 15, 1996, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on October 17, 1996.

1(d). Instrument Establishing and Designating Additional Series of Shares dated January 29, 1998, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 10, 1998.

1(e). Amendment to the Declaration of Trust of the Registrant dated June 22, 1998, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on August 31, 1998.

1(f). Instrument Establishing and Designating Additional Series of Shares, dated February 8, 1999, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on February 10, 1999.

1(g). Form of Instrument Establishing and Designating Additional Classes of Shares, dated February 24, 2000, is incorporated by reference to
            Exhibit 1(g) of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed on February 29, 2000.

1(h). Instrument Establishing and Designating Additional Series of Shares, dated July 26, 2000, filed herein.

2. Amended and Restated By-laws of the Registrant, dated May 1, 1999, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on April 27, 1999.

3.          Not Applicable.

4(a). Amended Investment Management Agreement, dated May 1, 1999, is incorporated by reference to Exhibit 4 of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on
            April 27, 1999.

4(b). Form of Instrument Adding New Portfolio to Investment Management Agreement, filed herein.

4(c). Sub-Advisory Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Investment Management Inc., dated November 1, 1998, is incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on August 31, 1998.

5(a). Amended Distribution Agreement, dated February 24, 2000, between the Registrant and Morgan Stanley Dean Witter Distributors Inc., is incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed on February 29, 2000.

5(b). Participation Agreement, dated May 31, 1997, between Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company and Morgan Stanley Dean Witter Distributors Inc., and the Registrant is incorporated by reference to Exhibit 6(b) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 10, 1998.

5(c). Participation Agreement, dated May 31, 1997, between Paragon Life Insurance Company and Morgan Stanley Dean Witter Distributors Inc., and the Registrant is incorporated by reference to Exhibit 6(c) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 10, 1998.

6. Retirement Plan for Non-Interested Trustees or Directors is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on
            April 27, 1999.

7(a). Custody Agreement, dated September 20, 1991, between The Bank of New York and the Registrant is incorporated by reference to Exhibit 9(a) of the Registration Statement on Form N-14, filed on November 5, 1998.

7(b). Amendment to the Custody Agreement, dated April 17, 1996, between The Bank of New York and the Registrant is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on April 19, 1996.

7(c). Custody Agreement between The Chase Manhattan Bank and the Registrant is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on April 21, 1997.

8(a). Amended and Restated Transfer Agency and Service Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on
            August 31, 1998.

8(b).       Amended Services Agreement is incorporated by reference to
            Exhibit 8(b) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on April 27, 1999.

9. Opinion of Sheldon Curtis, Esq., Registrant's Counsel, dated June 29, 1993, is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on June 4, 1999.

10.         Consent of Independent Accountants, filed herein.

11.         Not Applicable.

12.         Not Applicable.

13. Form of Plan of Distribution pursuant to Rule 12b-1, is incorporated by reference to Exhibit 13 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed on February 29, 2000.

15.         Amended Multi-Class Plan pursuant to Rule 18f-3, filed herein.

16(a). Codes of Ethics of Morgan Stanley Dean Witter Advisors Inc., Morgan Stanley Dean Witter Services Company Inc. and Morgan Stanley Dean Witter Distributors Inc., filed herein.

16(b).      Code of Ethics of Morgan Stanley Dean Witter Funds, filed herein.

16(c). Code of Ethics of Morgan Stanley Dean Witter Investment Management Inc., filed herein.

Other Powers of Attorney of Trustees are incorporated by reference to Exhibit (Other) of Post-Effective Amendment No. 18 and Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (filed on April 18, 1995 and February 10, 1998, respectively). Power of Attorney for James F. Higgins, filed herein.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

            None

Item 25.  INDEMNIFICATION.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

          Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

          The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

          Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

         The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
(1)    Morgan Stanley Dean Witter California Insured Municipal Income Trust

(2)    Morgan Stanley Dean Witter California Quality Municipal Securities
(3)    Morgan Stanley Dean Witter Government Income Trust
(4)    Morgan Stanley Dean Witter High Income Advantage Trust
(5)    Morgan Stanley Dean Witter High Income Advantage Trust II
(6)    Morgan Stanley Dean Witter High Income Advantage Trust III
(7)    Morgan Stanley Dean Witter Income Securities Inc.
(8)    Morgan Stanley Dean Witter Insured California Municipal Securities
(9)    Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)   Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)   Morgan Stanley Dean Witter Insured Municipal Securities
(12)   Morgan Stanley Dean Witter Insured Municipal Trust
(13)   Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)   Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)   Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)   Morgan Stanley Dean Witter Municipal Income Trust
(17)   Morgan Stanley Dean Witter Municipal Income Trust II
(18)   Morgan Stanley Dean Witter Municipal Income Trust III
(19)   Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)   Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)   Morgan Stanley Dean Witter Prime Income Trust
(22)   Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)   Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)   Morgan Stanley Dean Witter Quality Municipal Securities

OPEN-END INVESTMENT COMPANIES
(1)    Active Assets California Tax-Free Trust
(2)    Active Assets Government Securities Trust
(3)    Active Assets Institutional Money Trust
(4)    Active Assets Money Trust
(5)    Active Assets Premier Money Trust
(6)    Active Assets Tax-Free Trust
(7)    Morgan Stanley Dean Witter 21st Century Trend Fund
(8)    Morgan Stanley Dean Witter Aggressive Equity Fund
(9)    Morgan Stanley Dean Witter American Opportunities Fund
(10)   Morgan Stanley Dean Witter Balanced Growth Fund
(11)   Morgan Stanley Dean Witter Balanced Income Fund
(12)   Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(13)   Morgan Stanley Dean Witter California Tax-Free Income Fund
(14)   Morgan Stanley Dean Witter Capital Growth Securities
(15)   Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(16)   Morgan Stanley Dean Witter Convertible Securities Trust
(17)   Morgan Stanley Dean Witter Developing Growth Securities Trust
(18)   Morgan Stanley Dean Witter Diversified Income Trust
(19)   Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(20)   Morgan Stanley Dean Witter Equity Fund
(21)   Morgan Stanley Dean Witter European Growth Fund Inc.
(22)   Morgan Stanley Dean Witter Federal Securities Trust
(23)   Morgan Stanley Dean Witter Financial Services Trust
(24)   Morgan Stanley Dean Witter Fund of Funds
(25)   Morgan Stanley Dean Witter Global Dividend Growth Securities
(26)   Morgan Stanley Dean Witter Global Utilities Fund

(27)   Morgan Stanley Dean Witter Growth Fund
(28)   Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)   Morgan Stanley Dean Witter Health Sciences Trust
(30)   Morgan Stanley Dean Witter High Yield Securities Inc.
(31)   Morgan Stanley Dean Witter Income Builder Fund
(32)   Morgan Stanley Dean Witter Information Fund
(33)   Morgan Stanley Dean Witter Intermediate Income Securities
(34)   Morgan Stanley Dean Witter International Fund
(35)   Morgan Stanley Dean Witter International SmallCap Fund
(36)   Morgan Stanley Dean Witter Japan Fund
(37)   Morgan Stanley Dean Witter Latin American Growth Fund
(38)   Morgan Stanley Dean Witter Limited Term Municipal Trust
(39)   Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(40)   Morgan Stanley Dean Witter Market Leader Trust
(41)   Morgan Stanley Dean Witter Mid-Cap Equity Trust
(42)   Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)   Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)   Morgan Stanley Dean Witter New Discoveries Fund
(45)   Morgan Stanley Dean Witter New York Municipal Money Market Trust
(46)   Morgan Stanley Dean Witter New York Tax-Free Income Fund
(47)   Morgan Stanley Dean Witter Next Generation Trust
(48)   Morgan Stanley Dean Witter North American Government Income Trust
(49)   Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(50)   Morgan Stanley Dean Witter Real Estate Fund
(51)   Morgan Stanley Dean Witter S&P 500 Index Fund
(52)   Morgan Stanley Dean Witter S&P 500 Select Fund
(53)   Morgan Stanley Dean Witter Select Dimensions Investment Series
(54)   Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(55)   Morgan Stanley Dean Witter Short-Term Bond Fund
(56)   Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(57)   Morgan Stanley Dean Witter Small Cap Growth Fund
(58)   Morgan Stanley Dean Witter Special Value Fund
(59)   Morgan Stanley Dean Witter Strategist Fund
(60)   Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(61)   Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(62)   Morgan Stanley Dean Witter Tax-Managed Growth Fund
(63)   Morgan Stanley Dean Witter Total Market Index Fund
(64)   Morgan Stanley Dean Witter Total Return Trust
(65)   Morgan Stanley Dean Witter U.S. Government Money Market Trust
(66)   Morgan Stanley Dean Witter U.S. Government Securities Trust
(67)   Morgan Stanley Dean Witter Utilities Fund
(68)   Morgan Stanley Dean Witter Value-Added Market Series
(69)   Morgan Stanley Dean Witter Value Fund
(70)   Morgan Stanley Dean Witter Variable Investment Series
(71)   Morgan Stanley Dean Witter World Wide Income Trust

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------
Mitchell M. Merin                   President and Chief Operating Officer of Asset
President, Chief                    Management of Morgan Stanley Dean Witter & Co.
Executive Officer and               ("MSDW); Chairman, Chief Executive Officer and Director
Director                            of Morgan Stanley Dean Witter Distributors Inc. ("MSDW
                                    Distributors") and Morgan Stanley Dean Witter Trust FSB
                                    ("MSDW Trust"); President, Chief Executive Officer and
                                    Director of Morgan Stanley Dean Witter Services Company
                                    Inc. ("MSDW Services"); President of the Morgan Stanley
                                    Dean Witter Funds; Executive Vice President and Director
                                    of Dean Witter Reynolds Inc. ("DWR"); Director of various
                                    MSDW subsidiaries; Trustee of various Van Kampen investment companies.

Barry Fink                          General Counsel of Asset Management of MSDW;
Executive Vice President,           Executive Vice President, Secretary, General Counsel
Secretary, General Counsel          and Director of MSDW Services; Vice President and
and Director                        Secretary of MSDW Distributors; Vice President, Secretary
                                    and General Counsel of the Morgan Stanley Dean Witter Funds.

Joseph J. McAlinden                 Vice President of the Morgan Stanley Dean Witter Funds;
Executive Vice President            Director of MSDW Trust.
and Chief Investment
Officer

Ronald E. Robison                   Executive Vice President, Chief Administrative Officer
Executive Vice President,           and Director of MSDW Services; Vice President of the
Chief Administrative                Morgan Stanley Dean Witter Funds.
Officer and Director

Edward C. Oelsner, III
Executive Vice President

Joseph R. Arcieri                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Peter M. Avelar                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the High
Yield Group

Mark Bavoso                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Douglas Brown
Senior Vice President


                                       7


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------

Rosalie Clough
Senior Vice President
and Director of Marketing

Richard G. DeSalvo
Senior Vice President
and Director of Investment
Management Services

Richard Felegy
Senior Vice President

Sheila A. Finnerty                  Vice President of Morgan Stanley Dean Witter Prime
Senior Vice President               Income Trust.

Edward F. Gaylor                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
Director of the Research
Group

Robert S. Giambrone                 Senior Vice President of MSDW Services, MSDW
Senior Vice President               Distributors and MSDW Trust and Director of MSDW Trust;
                                    Vice President of the Morgan Stanley Dean Witter Funds.

Rajesh K. Gupta                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President,              Funds.
Director of the Taxable
Fixed Income Group and
Chief Administrative Officer -
Investments

Kenton J. Hinchliffe                Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Kevin Hurley                        Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Jenny Beth Jones                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Michelle Kaufman                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

John B. Kemp, III                   President of MSDW Distributors.
Senior Vice President


                                       8


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------

Anita H. Kolleeny                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of Sector
Rotation

Jonathan R. Page                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Money
Market Group

Ira N. Ross                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Guy G. Rutherfurd, Jr.              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
Group

Rochelle G. Siegel                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

James Solloway Jr.
Senior Vice President

Katherine H. Stromberg              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Paul D. Vance                       Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
and Income Group

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication

James F. Willison                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the
Tax-Exempt Fixed
Income Group

Raymond A. Basile
First Vice President


                                       9

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------

Thomas F. Caloia                    First Vice President and Assistant Treasurer of
First Vice President                MSDW Services; Assistant Treasurer of MSDW
and Assistant                       Distributors; Treasurer and Chief Financial and Accounting
Treasurer                           Officer of the Morgan Stanley Dean Witter Funds.

Thomas Chronert
First Vice President

Marilyn K. Cranney                  Assistant Secretary of DWR; First Vice President and
First Vice President                Assistant Secretary of MSDW Services; Assistant Secretary
and Assistant Secretary             of MSDW Distributors and the Morgan Stanley Dean Witter
                                    Funds.

Salvatore DeSteno                   First Vice President of MSDW Services.
First Vice President

Peter W. Gurman
First Vice President

Michael Interrante                  First Vice President and Controller of MSDW Services;
First Vice President                Assistant Treasurer of MSDW Distributors; First Vice
and Controller                      President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Douglas J. Ketterer
First Vice President

Todd Lebo                           First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

Lou Anne D. McInnis                 First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

Carsten Otto                        First Vice President and Assistant Secretary of MSDW
First Vice President                Services; Assistant Secretary of MSDW Distributors and
and Assistant Secretary             the Morgan Stanley Dean Witter Funds.

Carl F. Sadler
First Vice President


                                       10


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                        AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------

Ruth Rossi                          First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

James P. Wallin
First Vice President

Robert Abreu
Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz                       Vice President of Morgan Stanley Dean Witter Global
Vice President                      Utilities Fund.

Sean Aurigemma
Vice President

Armon Bar-Tur                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Maurice Bendrihem
Vice President and
Assistant Controller

Thomas A. Bergeron
Vice President

Philip Bernstein
Vice President

Dale Boettcher
Vice President

Michelina Calandrella
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President


                                       11


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------

Liam Carroll
Vice President

Philip Casparius
Vice President

Annette Celenza
Vice President

Aaron Clark                         Vice President of Morgan Stanley Dean Witter Market
Vice President                      Leader Trust

William Connerly
Vice President

Virginia Connors
Vice President

Michael J. Davey
Vice President

David Dineen                        Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

June Ewers
Vice President

Jeffrey D. Geffen                   Vice President of Morgan Stanley Dean Witter U.S.
Vice President                      Government Securities Trust

Sandra Gelpieryn
Vice President

Charmaine George
Vice President

Michael Geringer
Vice President

Gail Gerrity Burke
Vice President

Peter Gewirtz
Vice President

Mina Gitsevich
Vice President


                                       12


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------

Ellen Gold
Vice President

Amy Golub
Vice President

Stephen Greenhut
Vice President

Joan Hamilton
Vice President

Trey Hancock
Vice President

Laury A. Haskamp
Vice President

Matthew T. Haynes                   Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter Hermann Jr.                   Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

David T. Hoffman
Vice President

Thomas G. Hudson II
Vice President

Linda Jones
Vice President

Norman Jones
Vice President

Kevin Jung                          Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Carol Espejo-Kane
Vice President

Nancy Karole Kennedy
Vice President

Paula LaCosta                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.


                                       13

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Lester Lay
Vice President

Phuong Le
Vice President

Gerard J. Lian                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Cameron J. Livingstone
Vice President

Nancy Login Cole
Vice President

Sharon Loguercio
Vice President

Stephanie Lovinger
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco                Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter R. McDowell
Vice President

Albert McGarity
Vice President

Teresa McRoberts                    Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Mark Mitchell
Vice President

Thomas Moore
Vice President


                                       14

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------

Julie Morrone                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Mary Beth Mueller
Vice President

David Myers                         Vice President of Morgan Stanley Dean Witter Natural
Vice President                      Resource Development Securities Inc.

James Nash
Vice President

Daniel Niland
Vice President

Richard Norris
Vice President

Hilary A. O'Neill
Vice President

Steven Orlov
Vice President

Mori Paulsen
Vice President

Anne Pickrell
Vice President

Reginald Rigaud
Vice President

Frances Roman
Vice President

Dawn Rorke
Vice President

John Roscoe                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Hugh Rose
Vice President

Robert Rossetti                     Vice President of Morgan Stanley Dean Witter Competitive
Vice President                      Edge Fund.


                                       15

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------

Sally Sancimino                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Donna Savoca
Vice President

Howard A. Schloss                   Vice President of Morgan Stanley Dean Witter Federal
Vice President                      Securities Trust.

Alison M. Sharkey
Vice President

Peter J. Seeley                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Ronald B. Silvestri                 Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Herbert Simon
Vice President

Martha Slezak
Vice President

Otha Smith
Vice President

Stuart Smith
Vice President

Robert Stearns
Vice President

Naomi Stein
Vice President

William Stevens
Vice President

Michael Strayhorn
Vice President


                                       16

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------

Marybeth Swisher
Vice President

Michael Thayer
Vice President

Bradford Thomas
Vice President

Barbara Toich
Vice President

Robert Vanden Assem
Vice President

Frank Vindigni
Vice President

David Walsh
Vice President

Alice Weiss                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

John Wong
Vice President

         The principal address of MSDW Advisors, MSDW Services, MSDW Distributors, DWR, and the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048. The principal address of MSDW is 1585 Broadway, New York, New York 10036. The principal address of MSDW Trust is 2 Harborside Financial Center, Jersey City, New Jersey 07311.

Item 27.  PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Institutional Money Trust
(4)     Active Assets Money Trust
(5)     Active Assets Premier Money Trust
(6)     Active Assets Tax-Free Trust
(7)     Morgan Stanley Dean Witter 21st Century Trend Fund
(8)     Morgan Stanley Dean Witter Aggressive Equity Fund

(9)     Morgan Stanley Dean Witter American Opportunities Fund
(10)    Morgan Stanley Dean Witter Balanced Growth Fund
(11)    Morgan Stanley Dean Witter Balanced Income Fund
(12)    Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(13)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(14)    Morgan Stanley Dean Witter Capital Growth Securities
(15)    Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(16)    Morgan Stanley Dean Witter Convertible Securities Trust
(17)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(18)    Morgan Stanley Dean Witter Diversified Income Trust
(19)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(20)    Morgan Stanley Dean Witter Equity Fund
(21)    Morgan Stanley Dean Witter European Growth Fund Inc.
(22)    Morgan Stanley Dean Witter Federal Securities Trust
(23)    Morgan Stanley Dean Witter Financial Services Trust
(24)    Morgan Stanley Dean Witter Fund of Funds
(25)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(26)    Morgan Stanley Dean Witter Global Utilities Fund
(27)    Morgan Stanley Dean Witter Growth Fund
(28)    Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)    Morgan Stanley Dean Witter Health Sciences Trust
(30)    Morgan Stanley Dean Witter High Yield Securities Inc.
(31)    Morgan Stanley Dean Witter Income Builder Fund
(32)    Morgan Stanley Dean Witter Information Fund
(33)    Morgan Stanley Dean Witter Intermediate Income Securities
(34)    Morgan Stanley Dean Witter International Fund
(35)    Morgan Stanley Dean Witter International SmallCap Fund
(36)    Morgan Stanley Dean Witter Japan Fund
(37)    Morgan Stanley Dean Witter Latin American Growth Fund
(38)    Morgan Stanley Dean Witter Limited Term Municipal Trust
(39)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(40)    Morgan Stanley Dean Witter Market Leader Trust
(41)    Morgan Stanley Dean Witter Mid-Cap Equity Trust
(42)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)    Morgan Stanley Dean Witter New Discoveries Fund
(45)    Morgan Stanley Dean Witter New York Municipal Money Market Trust
(46)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(47)    Morgan Stanley Dean Witter Next Generation Trust
(48)    Morgan Stanley Dean Witter North American Government Income Trust
(49)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(50)    Morgan Stanley Dean Witter Prime Income Trust
(51)    Morgan Stanley Dean Witter Real Estate Fund
(52)    Morgan Stanley Dean Witter S&P 500 Index Fund
(53)    Morgan Stanley Dean Witter S&P 500 Select Fund
(54)    Morgan Stanley Dean Witter Short-Term Bond Fund
(55)    Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(56)    Morgan Stanley Dean Witter Small Cap Growth Fund
(57)    Morgan Stanley Dean Witter Special Value Fund
(58)    Morgan Stanley Dean Witter Strategist Fund
(59)    Morgan Stanley Dean Witter Tax-Exempt Securities Trust

(60)    Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(61)    Morgan Stanley Dean Witter Tax-Managed Growth Fund
(62)    Morgan Stanley Dean Witter Total Market Index Fund
(63)    Morgan Stanley Dean Witter Total Return Trust
(64)    Morgan Stanley Dean Witter U.S. Government Money Market Trust
(65)    Morgan Stanley Dean Witter U.S. Government Securities Trust
(66)    Morgan Stanley Dean Witter Utilities Fund
(67)    Morgan Stanley Dean Witter Value-Added Market Series
(68)    Morgan Stanley Dean Witter Value Fund
(69)    Morgan Stanley Dean Witter Variable Investment Series
(70)    Morgan Stanley Dean Witter World Wide Income Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Messrs. Higgins and Purcell, who are Trustees of the Registrant, none of the following persons has any position or office with the Registrant.

NAME                       POSITIONS AND OFFICE WITH MSDW DISTRIBUTORS

James F. Higgins           Director

Philip J. Purcell          Director

John Schaeffer             Director

Charles Vadala             Senior Vice President and Financial Principal.

Item 28.    LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.    MANAGEMENT SERVICES

         Registrant is not a party to any such management-related service contract.

Item 30.    UNDERTAKINGS

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post -Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16th day of August, 2000.

                       MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES


                                        By:  /s/Barry Fink
                                           ------------------------------------
                                                Barry Fink
                                                Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post -Effective Amendment No. 29 has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURES                                     TITLE                       DATE
(1) Principal Executive Officer                Chief Executive Officer,
                                               Trustee and Chairman
By:  /s/Charles A. Fiumefreddo                                                    08/16/00
   ---------------------------
        Charles A. Fiumefreddo


(2) Principal Financial Officer                Treasurer and Principal
                                               Accounting Officer

By:  /s/Thomas F. Caloia                                                          08/16/00
   ---------------------------
        Thomas F. Caloia


(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell
    James F. Higgins

 By:  /s/Barry Fink                                                               08/16/00
    --------------------------
         Barry Fink
         Attorney-in-Fact

    Michael Bozic    Manuel H. Johnson
    Edwin J. Garn    Michael E. Nugent
    Wayne E. Hedien  John L. Schroeder


 By:  /d/David M. Butowsky                                                        08/16/00
    --------------------------
         David M. Butowsky
         Attorney-in-Fact

              MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
                                  EXHIBIT INDEX

1(h).    Instrument Establishing and Designating Additional Series of Shares.

4(b).    Instrument Adding Additional Portfolio to Investment Management
         Agreement.

10.      Consent of Independent Accountants

15.      Amended Multiple Class Plan Pursuant to Rule 18f-3.

16(a). Code of Ethics of Morgan Stanley Dean Witter Advisors Inc., Morgan Stanley Dean Witter Distributors Inc., and Morgan Stanley Dean Witter Services Company Inc.

16(b).   Code of Ethics of the Morgan Stanley Dean Witter Funds.

16(c).   Code of Ethics of Morgan Stanley Dean Witter Investment Management Inc.

Other    Power of Attorney of James F. Higgins.